UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

  GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

                Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Cherika N. Latham, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

                                         Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report June 30, 2014 (Unaudited) Institutional Investor DATE TARGET FUNDS MyDestination 2005 Fund GMIZX MyDestination 2015 Fund GMTZX MyDestination 2025 Fund GMWZX MyDestination 2035 Fund GMHZX MyDestination 2045 Fund GMFZX MyDestination 2055 Fund GMGZX ASSET ALLOCATION FUNDS Conservative Allocation Fund GFIZX Balanced Allocation Fund GGIZX Growth Allocation Fund GCOZX Aggressive Allocation Fund GGBZX Conservative Allocation Fund I GFIYX Balanced Allocation Fund I GGIYX Growth Allocation Fund I GCOYX Aggressive Allocation Fund I GGBYX SELECT FUNDS Money Market Fund GMYXX GMZXX Low-Duration Bond Fund GLDYX GLDZX Medium-Duration Bond Fund GMDYX GMDZX Extended-Duration Bond Fund GEDYX GEDZX Inflation Protected Bond Fund GIPZX Global Bond Fund GGBFX Flexible Income Fund GFLZX Defensive Market Strategies Fund GDMYX GDMZX Real Assets Fund GRAZX Equity Index Fund GEQYX GEQZX Real Estate Securities Fund GREZX Value Equity Fund GVEYX GVEZX Growth Equity Fund GGEYX GGEZX Small Cap Equity Fund GSCYX GSCZX International Equity Fund GIEYX GIEZX Emerging Markets Equity Fund GEMYX GEMZX Global Natural Resources Equity Fund GNRZX Well Done…good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to non-public personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts ( “IRAs”) and/ or personal mutual fund accounts.

The confidentiality of your information is important to us, as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect non-public personal information about you with regard to your IRA and/or mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others, such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such non-public personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention, GuideStone Capital Management, LLC, GuideStone Resource Management, Inc., GuideStone Investment Services, GuideStone Trust Services, GuideStone Financial Services and GuideStone Advisors (collectively “GuideStone”) are affiliates of one another. GuideStone and Foreside Funds Distributors LLC do not sell your personal information to non-affiliated third parties.

We may also disclose any of the personal information that we collect about you to non-affiliated third parties as permitted by law. For example, we may provide your information to non-affiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to non-public personal information about you to those of our employees who need to know that information in order for us to provide products and services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at

1-888-GS-FUNDS (1-888-473-8637).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the 2014 GuideStone Funds Semi-Annual Report. This report reflects our unwavering commitment to integrity in financial reporting so you may stay fully informed of your investments. We trust that you will find this information valuable when making investment decisions.

For the third consecutive year, GuideStone Funds was recognized by the Lipper Fund Awards. Ranking No. 1 out of 57 eligible funds, the Extended-Duration Bond Fund was recognized as Best Fund Over 3 Years, and ranking No. 1 out of 51 eligible funds, as Best Fund Over 5 Years in the Corporate Debt A-Rated Funds category for the Fund’s performance ending November 30, 2013.

We continue to work diligently to enhance the products and services to our shareholders. Several examples of our ongoing commitment are noted below:

GuideStone Funds were made available to an expanded audience. In early May, we expanded our availability to individual and institutional retail investors, providing access to our award-winning, values-driven investments. This expansion helps provide additional economies of scale, allowing us to continue to provide quality services at competitive pricing for all of our investors.

eDelivery of shareholder reports were made available. Shareholders can now choose whether to receive shareholder disclosure reports electronically or through U.S. Mail. These disclosures include the prospectus, the annual report and other important disclosure documents. Shareholders interested in enrolling in the optional, free eDelivery service can do so by logging into their account at www.MyGuideStone.org, or by calling GuideStone. Visit www.GuideStoneFunds.com/Disclosures for more information about delivery preferences.

We invite you to learn more about the continued success of GuideStone Funds and the various investment options available by visiting our website at www.GuideStoneFunds.com or contacting us at 1-888-GS-FUNDS (1-888-473-8637). Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

Lipper, a Thomson Reuters company, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper is the world’s leading fund research and analysis organization, covering over 231,000 share classes and over 122,000 funds in 61 registered for sale (RFS) universes. It provides the free Lipper Leader ratings for mutual funds registered for sale in over 30 countries. Additional information is available at www.lipperweb.com.

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

In the second quarter of 2014, the U.S. economy rebounded from the weather-related slowdown which began the year, and in doing so boosted investment returns throughout the capital markets. Although the current economic expansion is producing growth well below historical averages, corporate earnings remain strong and investors remain confident that the Federal Reserve will be quick to the rescue with continued pro-growth monetary policies when and if necessary.

As of 06/30/14
	2nd Quarter	Year-to-Date
U.S. Stocks	5.23%	7.14%
Non-U.S. Stocks	5.03%	5.53%
Bonds	2.04%	3.93%
Commodities	0.08%	7.08%
Commodity Producers (Equities)	9.48%	10.49%
Real Estate Investment Trust (Equities)	7.13%	18.14%
TIPS	3.81%	5.83%

For the quarter, all major asset classes moved noticeably higher and well-balanced portfolios continued to produce solid gains. The quarter was led by the broad category of real assets as the securities of commodity producers and Real Estate Investment Trusts posted high single digit returns. Year-to-date, these two real asset segments are up 10.49% and 18.14%, respectively. Also, Treasury Inflation Protected Securities, another key real asset strategy was up 3.81% for the quarter. It was also a good period for stocks, both in the U.S. and abroad. U.S. stocks returned 5.23% and closed near all-time highs. Finally, interest rates fell for the second consecutive quarter, resulting in a return of 2.04% for bond investments.

As we move into the second half of the year, the rebound in economic growth in the 2nd quarter serves as a testimony to the resilience of the US economy. While the rebound is an encouragement to investors, there is skepticism entering the minds of many institutional investors and well-respected economists that are looking further down the road. With interest rates remaining low and labor markets nearing full employment, there are growing concerns that the Federal Reserve is overstaying its aggressive monetary policies and pro-growth strategies. If this is the case, the Fed, after years of running monetary policy at full throttle, will be increasingly called upon to walk a proverbial tightrope that may very well introduce more volatility into the investment markets. The Fed will need to properly balance their economic growth objective, which is the remedy for secular deleveraging, with the risk of over stimulating the economy which may lead to inflationary pressures and asset bubbles.

Lastly, with stock market valuations near historical averages and interest rates near historical lows, we continue to expect capital market returns in the coming years will most likely reflect the slow economic growth pattern predicted of world economies. This reinforces the need for investors to maintain broad diversification to combat periods of rising volatility, maintain a broad opportunity set for investment returns, and apply a consistent and robust savings plan to combat periods of low returns. All three are proven principles that will help you face changing market environments with confidence and help you meet your investment objectives over time.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2014.

Index

[1]

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

[2]

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

[3]

The MSCI EM (Emerging Markets) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[4]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

[5]

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

About Your Expenses

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Actual
		Beginning	Ending	Annualized	Expenses
		Account Value	Account Value	Expense	Paid During
Fund	Class	01/01/14	06/30/14	Ratio (1)	Period (2)
MyDestination 2005	Investor	$1,000.00	$1,037.38	0.20%	$1.01
MyDestination 2015	Investor	1,000.00	1,050.14	0.14	0.71
MyDestination 2025	Investor	1,000.00	1,054.63	0.14	0.69
MyDestination 2035	Investor	1,000.00	1,054.68	0.15	0.78
MyDestination 2045	Investor	1,000.00	1,054.00	0.20	1.02
MyDestination 2055	Investor	1,000.00	1,052.51	0.20	1.02
Conservative Allocation	Investor	1,000.00	1,030.40	0.12	0.60
Balanced Allocation	Investor	1,000.00	1,054.80	0.12	0.61
Growth Allocation	Investor	1,000.00	1,054.29	0.12	0.61
Aggressive Allocation	Investor	1,000.00	1,046.55	0.12	0.61
Conservative Allocation I	Institutional	1,000.00	1,030.74	0.15	0.77
Balanced Allocation I	Institutional	1,000.00	1,055.19	0.13	0.67
Growth Allocation I	Institutional	1,000.00	1,054.65	0.14	0.72
Aggressive Allocation I	Institutional	1,000.00	1,047.15	0.15	0.77
Money Market	Institutional	1,000.00	1,000.09	0.18	0.90
	Investor	1,000.00	1,000.06	0.19	0.93
Low-Duration Bond	Institutional	1,000.00	1,010.67	0.36	1.79
	Investor	1,000.00	1,009.55	0.57	2.84
Medium-Duration Bond	Institutional	1,000.00	1,041.98	0.48	2.43
	Investor	1,000.00	1,040.97	0.63	3.19

About Your Expenses (Continued)

Actual
		Beginning	Ending	Annualized	Expenses
		Account Value	Account Value	Expense	Paid During
Fund	Class	01/01/14	06/30/14	Ratio (1)	Period (2)
Extended-Duration Bond	Institutional	$1,000.00	$1,122.04	0.56%	$2.97
	Investor	1,000.00	1,120.57	0.75	3.94
Global Bond	Investor	1,000.00	1,062.00	0.78	3.99
Defensive Market Strategies (3)	Institutional	1,000.00	1,069.22	1.02	5.26
	Investor	1,000.00	1,068.39	1.20	6.16
Equity Index	Institutional	1,000.00	1,070.20	0.21	1.10
	Investor	1,000.00	1,069.07	0.38	1.95
Value Equity	Institutional	1,000.00	1,066.49	0.66	3.36
	Investor	1,000.00	1,064.94	0.90	4.61
Growth Equity	Institutional	1,000.00	1,035.82	0.85	4.31
	Investor	1,000.00	1,035.06	1.06	5.33
Small Cap Equity	Institutional	1,000.00	1,022.22	0.97	4.84
	Investor	1,000.00	1,021.44	1.20	6.01
International Equity (3)	Institutional	1,000.00	1,038.09	1.19	6.02
	Investor	1,000.00	1,036.75	1.44	7.25
Emerging Markets Equity	Institutional	1,000.00	1,071.79	1.25	6.42
	Investor	1,000.00	1,070.77	1.50	7.70
Inflation Protected Bond	Investor	1,000.00	1,054.37	0.62	3.14
Flexible Income	Investor	1,000.00	1,014.96	1.20	6.00
Real Assets	Investor	1,000.00	1,074.34	0.12	0.62
Real Estate Securities	Investor	1,000.00	1,119.01	1.10	5.79
Global Natural Resources Equity	Investor	1,000.00	1,157.57	1.35	7.23

HYPOTHETICAL (assuming a 5% return before expenses)
		Beginning	Ending	Annualized	Expenses
		Account Value	Account Value	Expense	Paid During
Fund	Class	01/01/14	06/30/14	Ratio (1)	Period (2)
MyDestination 2005	Investor	$1,000.00	$1,023.79	0.20%	$1.00
MyDestination 2015	Investor	1,000.00	1,024.09	0.14	0.70
MyDestination 2025	Investor	1,000.00	1,024.11	0.14	0.68
MyDestination 2035	Investor	1,000.00	1,024.02	0.15	0.77
MyDestination 2045	Investor	1,000.00	1,023.79	0.20	1.00
MyDestination 2055	Investor	1,000.00	1,023.79	0.20	1.00
Conservative Allocation	Investor	1,000.00	1,024.19	0.12	0.60
Balanced Allocation	Investor	1,000.00	1,024.19	0.12	0.60
Growth Allocation	Investor	1,000.00	1,024.19	0.12	0.60
Aggressive Allocation	Investor	1,000.00	1,024.19	0.12	0.60
Conservative Allocation I	Institutional	1,000.00	1,024.03	0.15	0.76
Balanced Allocation I	Institutional	1,000.00	1,024.13	0.13	0.66
Growth Allocation I	Institutional	1,000.00	1,024.08	0.14	0.71
Aggressive Allocation I	Institutional	1,000.00	1,024.03	0.15	0.76
Money Market	Institutional	1,000.00	1,023.88	0.18	0.91
	Investor	1,000.00	1,023.85	0.19	0.94

HYPOTHETICAL (assuming a 5% return before expenses)
		Beginning	Ending	Annualized	Expenses
		Account Value	Account Value	Expense	Paid During
Fund	Class	01/01/14	06/30/14	Ratio (1)	Period (2)
Low-Duration Bond	Institutional	$1,000.00	$1,022.98	0.36%	$1.81
	Investor	1,000.00	1,021.93	0.57	2.86
Medium-Duration Bond	Institutional	1,000.00	1,022.38	0.48	2.41
	Investor	1,000.00	1,021.63	0.63	3.16
Extended-Duration Bond	Institutional	1,000.00	1,021.96	0.56	2.83
	Investor	1,000.00	1,021.02	0.75	3.77
Global Bond	Investor	1,000.00	1,020.87	0.78	3.92
Defensive Market Strategies (3)	Institutional	1,000.00	1,019.65	1.02	5.14
	Investor	1,000.00	1,018.76	1.20	6.03
Equity Index	Institutional	1,000.00	1,023.71	0.21	1.08
	Investor	1,000.00	1,022.88	0.38	1.91
Value Equity	Institutional	1,000.00	1,021.49	0.66	3.30
	Investor	1,000.00	1,020.27	0.90	4.52
Growth Equity	Institutional	1,000.00	1,020.50	0.85	4.29
	Investor	1,000.00	1,019.49	1.06	5.30
Small Cap Equity	Institutional	1,000.00	1,019.94	0.97	4.85
	Investor	1,000.00	1,018.77	1.20	6.02
International Equity (3)	Institutional	1,000.00	1,018.81	1.19	5.98
	Investor	1,000.00	1,017.58	1.44	7.21
Emerging Markets Equity	Institutional	1,000.00	1,018.51	1.25	6.28
	Investor	1,000.00	1,017.26	1.50	7.53
Inflation Protected Fund	Investor	1,000.00	1,021.69	0.62	3.10
Flexible Income	Investor	1,000.00	1,018.77	1.20	6.02
Real Assets	Investor	1,000.00	1,024.19	0.12	0.60
Real Estate Securities Fund	Investor	1,000.00	1,019.26	1.10	5.53
Global Natural Resources Equity	Investor	1,000.00	1,018.01	1.35	6.78

(1)

Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’, Asset Allocation Funds’ and Real Assets Fund’s proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)

Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2014 through June 30, 2014, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)	The expense ratios for the Defensive Market Strategies Fund and the International Equity Fund include the impact of dividend and interest expense on securities sold short.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
AGM	—	Assured Guaranty Municipal Corporation
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CONV	—	Convertible
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2014, the total market values and percentages of net assets for 144A securities by fund were as follows:

	Value of	Percentage of
Fund	144A Securities	Net Assets
Money Market	$116,197,138	8.77%
Low-Duration Bond	167,051,987	19.25
Medium-Duration Bond	68,441,100	7.95
Extended-Duration Bond	20,864,217	7.17
Global Bond	65,805,633	16.87
Defensive Market Strategies	32,592,910	6.03
Small Cap Equity	1	—
Flexible Income	1,849,219	1.52

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2014.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value. As of June 30, 2014, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$3,700,000	0.43%
Medium-Duration Bond	2,660,511	0.31
Global Bond	1,996,881	0.51
Defensive Market Strategies	4,138,437	0.77
Equity Index	—	—
Small Cap Equity	26	—
International Equity	106,504	0.01
Real Estate Securities	100	—
Global Natural Resources Equity	343,607	0.11

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JEFF	—	Counterparty to contract is Jefferies.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WDR	—	Counterparty to contract is Warburg Dillion Reed.
WEST	—	Counterparty to contract is Westpac Pollock.
WMR	—	Counterparty to contract is Westminster Research.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The CMBX Indexes are a group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.

The Dow Jones CDX Indexes are a series of indices that track North American and emerging market credit derivative indexes. This family of indices comprises a basket of credit derivatives that are representative of certain segments such as North American investment grade credit derivatives (NA.IG), high yield (NA.HY), and emerging markets (NA.EM).

The iTraxx Indexes are a group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EM (Emerging Markets) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

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MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	1,695,469	$1,695,469
GuideStone Low-Duration Bond Fund (Investor Class)¥	2,242,762	30,097,870
GuideStone Medium-Duration Bond Fund (Investor Class)¥	645,451	9,417,137
GuideStone Global Bond Fund (Investor Class)¥	225,953	2,381,544
GuideStone Defensive Market Strategies Fund (Investor Class)¥	821,948	9,896,251
GuideStone Value Equity Fund (Investor Class)¥	209,896	4,632,414
GuideStone Growth Equity Fund (Investor Class)¥	199,338	4,684,432
GuideStone Small Cap Equity Fund (Investor Class)¥	61,503	1,142,724
GuideStone International Equity Fund (Investor Class)¥	349,917	5,528,684
GuideStone Emerging Market Equity Fund (Investor Class)*¥	144,228	1,505,743
GuideStone Inflation Protected Bond Fund (Investor Class)¥	1,008,871	10,683,948
GuideStone Flexible Income Fund (Investor Class)¥	436,011	4,386,268
GuideStone Real Estate Securities Fund (Investor Class)¥	87,936	913,654
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	161,886	1,819,595
Credit Suisse Commodity Return Strategy Fund*	224,306	1,727,154

Total Mutual Funds (Cost $85,028,515)		90,512,887

TOTAL INVESTMENTS — 99.9% (Cost $85,028,515)		90,512,887
Other Assets in Excess of Liabilities — 0.1%		95,324

NET ASSETS — 100.0%		$90,608,211

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	48.1
U.S. Equity Select Funds	22.5
Real Return Select Funds	19.6
Non-U.S. Equity Select Funds	7.8
Credit Suisse Commodity Return Strategy	1.9

99.9

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$90,512,887	$90,512,887	$—	$—

Total Assets — Investments in Securities	$90,512,887	$90,512,887	$—	$—

Other Financial Instruments***
Futures Contracts	$8,762	$8,762	$—	$—

Total Assets — Other Financial Instruments	$8,762	$8,762	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	7,249,082	$7,249,082
GuideStone Low-Duration Bond Fund (Investor Class)¥	4,005,383	53,752,240
GuideStone Medium-Duration Bond Fund (Investor Class)¥	3,849,658	56,166,510
GuideStone Extended-Duration Bond Fund (Investor Class)¥	413,555	7,485,341
GuideStone Global Bond Fund (Investor Class)¥	2,013,336	21,220,566
GuideStone Defensive Market Strategies Fund (Investor Class)¥	7,127,814	85,818,885
GuideStone Value Equity Fund (Investor Class)¥	1,777,184	39,222,443
GuideStone Growth Equity Fund (Investor Class)¥	1,660,384	39,019,027
GuideStone Small Cap Equity Fund (Investor Class)¥	555,985	10,330,202
GuideStone International Equity Fund (Investor Class)¥	2,890,312	45,666,924
GuideStone Emerging Market Equity Fund (Investor Class)*¥	1,254,514	13,097,131
GuideStone Inflation Protected Bond Fund (Investor Class)¥	4,664,337	49,395,332
GuideStone Flexible Income Fund (Investor Class)¥	2,061,602	20,739,718
GuideStone Real Estate Securities Fund (Investor Class)¥	744,339	7,733,680
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	925,649	10,404,290
Credit Suisse Commodity Return Strategy Fund*	1,306,830	10,062,589

Total Mutual Funds (Cost $417,778,278)		477,363,960

TOTAL INVESTMENTS — 100.0% (Cost $417,778,278)		477,363,960
Liabilities in Excess of Other Assets — 0.0%		(14,831)

NET ASSETS — 100.0%		$477,349,129

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	36.5
Fixed Income Select Funds	30.6
Real Return Select Funds	18.5
Non-U.S. Equity Select Funds	12.3
Credit Suisse Commodity Return Strategy	2.1

100.0

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$477,363,960	$477,363,960	$—	$—

Total Assets — Investments in Securities	$477,363,960	$477,363,960	$—	$—

Other Financial Instruments***
Futures Contracts	$46,717	$46,717	$—	$—

Total Assets — Other Financial Instruments	$46,717	$46,717	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	10,057,158	$10,057,158
GuideStone Low-Duration Bond Fund (Investor Class)¥	2,515,795	33,761,974
GuideStone Medium-Duration Bond Fund (Investor Class)¥	4,044,910	59,015,231
GuideStone Extended-Duration Bond Fund (Investor Class)¥	803,137	14,536,781
GuideStone Global Bond Fund (Investor Class)¥	3,724,071	39,251,709
GuideStone Defensive Market Strategies Fund (Investor Class)¥	8,713,172	104,906,585
GuideStone Value Equity Fund (Investor Class)¥	3,264,300	72,043,105
GuideStone Growth Equity Fund (Investor Class)¥	3,124,107	73,416,514
GuideStone Small Cap Equity Fund (Investor Class)¥	1,144,260	21,260,359
GuideStone International Equity Fund (Investor Class)¥	5,422,566	85,676,545
GuideStone Emerging Market Equity Fund (Investor Class)*¥	2,256,619	23,559,098
GuideStone Inflation Protected Bond Fund (Investor Class)¥	1,923,099	20,365,617
GuideStone Flexible Income Fund (Investor Class)¥	722,017	7,263,491
GuideStone Real Estate Securities Fund (Investor Class)¥	1,727,248	17,946,107
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,663,103	18,693,278
Credit Suisse Commodity Return Strategy Fund*	2,354,351	18,128,505

Total Mutual Funds (Cost $533,068,804)		619,882,057

TOTAL INVESTMENTS — 99.9% (Cost $533,068,804)		619,882,057
Other Assets in Excess of Liabilities — 0.1%		447,553

NET ASSETS — 100.0%		$620,329,610

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	43.8
Fixed Income Select Funds	25.2
Non-U.S. Equity Select Funds	17.6
Real Return Select Funds	10.4
Credit Suisse Commodity Return Strategy	2.9

99.9

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$619,882,057	$619,882,057	$—	$—

Total Assets — Investments in Securities	$619,882,057	$619,882,057	$—	$—

Other Financial Instruments***
Futures Contracts	$69,168	$69,168	$—	$—

Total Assets — Other Financial Instruments	$69,168	$69,168	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	7,194,594	$7,194,594
GuideStone Medium-Duration Bond Fund (Investor Class)¥	777,552	11,344,483
GuideStone Extended-Duration Bond Fund (Investor Class)¥	550,411	9,962,445
GuideStone Global Bond Fund (Investor Class)¥	2,563,158	27,015,684
GuideStone Defensive Market Strategies Fund (Investor Class)¥	171,919	2,069,909
GuideStone Value Equity Fund (Investor Class)¥	2,881,656	63,598,141
GuideStone Growth Equity Fund (Investor Class)¥	2,735,200	64,277,211
GuideStone Small Cap Equity Fund (Investor Class)¥	1,176,694	21,862,978
GuideStone International Equity Fund (Investor Class)¥	4,888,321	77,235,477
GuideStone Emerging Market Equity Fund (Investor Class)*¥	2,027,895	21,171,226
GuideStone Real Estate Securities Fund (Investor Class)¥	1,059,430	11,007,479
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,004,457	11,290,099
Credit Suisse Commodity Return Strategy Fund*	1,346,377	10,367,103

Total Mutual Funds (Cost $283,127,504)		338,396,829

TOTAL INVESTMENTS — 99.9% (Cost $283,127,504)		338,396,829
Other Assets in Excess of Liabilities — 0.1%		237,272

NET ASSETS — 100.0%		$338,634,101

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	44.8
Non-U.S. Equity Select Funds	29.0
Fixed Income Select Funds	16.4
Real Return Select Funds	6.6
Credit Suisse Commodity Return Strategy	3.1

99.9

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$338,396,829	$338,396,829	$—	$—

Total Assets — Investments in Securities	$338,396,829	$338,396,829	$—	$—

Other Financial Instruments***
Futures Contracts	$58,163	$58,163	$—	$—

Total Assets — Other Financial Instruments	$58,163	$58,163	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	4,629,908	$4,629,908
GuideStone Extended-Duration Bond Fund (Investor Class)¥	128,343	2,323,005
GuideStone Global Bond Fund (Investor Class)¥	1,220,474	12,863,792
GuideStone Value Equity Fund (Investor Class)¥	2,253,526	49,735,326
GuideStone Growth Equity Fund (Investor Class)¥	2,142,426	50,347,003
GuideStone Small Cap Equity Fund (Investor Class)¥	1,005,110	18,674,943
GuideStone International Equity Fund (Investor Class)¥	3,887,723	61,426,020
GuideStone Emerging Market Equity Fund (Investor Class)*¥	1,640,358	17,125,333
GuideStone Real Estate Securities Fund (Investor Class)¥	759,097	7,887,016
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	725,111	8,150,243
Credit Suisse Commodity Return Strategy Fund*	971,961	7,484,101

Total Mutual Funds (Cost $199,832,084)		240,646,690

TOTAL INVESTMENTS — 99.9% (Cost $199,832,084)		240,646,690
Other Assets in Excess of Liabilities — 0.1%		311,515

NET ASSETS — 100.0%		$240,958,205

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	49.3
Non-U.S. Equity Select Funds	32.6
Fixed Income Select Funds	8.2
Real Return Select Funds	6.7
Credit Suisse Commodity Return Strategy	3.1

99.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$240,646,690	$240,646,690	$—	$—

Total Assets — Investments in Securities	$240,646,690	$240,646,690	$—	$—

Other Financial Instruments***
Futures Contracts	$43,327	$43,327	$—	$—

Total Assets — Other Financial Instruments	$43,327	$43,327	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (Investor Class)¥	494,170	$494,170
GuideStone Global Bond Fund (Investor Class)¥	101,176	1,066,392
GuideStone Value Equity Fund (Investor Class)¥	207,410	4,577,538
GuideStone Growth Equity Fund (Investor Class)¥	195,623	4,597,135
GuideStone Small Cap Equity Fund (Investor Class)¥	93,914	1,744,921
GuideStone International Equity Fund (Investor Class)¥	363,612	5,745,070
GuideStone Emerging Market Equity Fund (Investor Class)*¥	146,556	1,530,046
GuideStone Real Estate Securities Fund (Investor Class)¥	68,575	712,496
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	63,882	718,032
Credit Suisse Commodity Return Strategy Fund*	91,077	701,294

Total Mutual Funds (Cost $20,042,489)		21,887,094

TOTAL INVESTMENTS — 99.7% (Cost $20,042,489)		21,887,094
Other Assets in Excess of Liabilities — 0.3%		56,288

NET ASSETS — 100.0%		$21,943,382

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	49.8
Non-U.S. Equity Select Funds	33.2
Fixed Income Select Funds	7.0
Real Return Select Funds	6.5
Credit Suisse Commodity Return Strategy	3.2

99.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$21,887,094	$21,887,094	$—	$—

Total Assets — Investments in Securities	$21,887,094	$21,887,094	$—	$—

Other Financial Instruments***
Futures Contracts	$5,840	$5,840	$—	$—

Total Assets — Other Financial Instruments	$5,840	$5,840	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,727,154	$10,062,589
Investments in securities of affiliated issuers, at value	88,785,733	467,301,371

Total investments (1)	90,512,887	477,363,960
Cash collateral for derivatives	77,200	238,000
Receivables:
Dividends and reclaims	14	63
Receivable from advisor	—	—
Fund shares sold	51,628	29,485
Variation margin on financial futures contracts	120	2,904
Prepaid expenses and other assets	9,345	9,749

Total Assets	90,651,194	477,644,161

Liabilities
Payables:
Fund shares redeemed	13,782	222,985
Variation margin on financial futures contracts	—	800
Accrued expenses:
Investment advisory fees	4,745	39,683
Other expenses	24,456	31,564

Total Liabilities	42,983	295,032

Net Assets	$90,608,211	$477,349,129

Net Assets Consist of:
Paid-in-capital	$83,663,036	$409,115,905
Accumulated net investment income	462,678	2,094,504
Undistributed net realized gain on investments and derivative transactions	989,363	6,506,321
Net unrealized appreciation (depreciation) on investments and derivative transactions	5,493,134	59,632,399

Net Assets	$90,608,211	$477,349,129

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Investor Class	$90,608,211	$477,349,129

Investor shares outstanding	8,160,612	41,430,892

Net asset value, offering and redemption price per Investor share	$11.10	$11.52

(1) Investments in securities of unaffiliated issuers, at cost	$1,632,332	$9,596,400
Investments in securities of affiliated issuers, at cost	83,396,183	408,181,878

Total investments at cost	$85,028,515	$417,778,278

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$18,128,505	$10,367,103	$7,484,101	$701,294
601,753,552	328,029,726	233,162,589	21,185,800

619,882,057	338,396,829	240,646,690	21,887,094
360,300	351,900	275,500	35,000

83	58	40	4
—	—	—	5,902
160,802	51,528	79,955	24,227
4,069	3,042	1,821	80
10,074	9,316	8,881	7,397

620,417,385	338,812,673	241,012,887	21,959,704

20	119,798	—	1,509
1,600	1,350	1,120	—

51,330	28,078	26,506	—
34,825	29,346	27,056	14,813

87,775	178,572	54,682	16,322

$620,329,610	$338,634,101	$240,958,205	$21,943,382

$519,112,671	$272,177,178	$192,556,824	$19,224,714
2,174,223	748,747	285,643	22,105
12,160,295	10,380,688	7,257,805	846,118
86,882,421	55,327,488	40,857,933	1,850,445

$620,329,610	$338,634,101	$240,958,205	$21,943,382

$620,329,610	$338,634,101	$240,958,205	$21,943,382

54,439,627	29,745,373	22,051,815	1,609,685

$11.39	$11.38	$10.93	$13.63

$17,133,700	$9,778,450	$7,113,900	$668,480
515,935,104	273,349,054	192,718,184	19,374,009

$533,068,804	$283,127,504	$199,832,084	$20,042,489

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Investment Income
Income dividends received from affiliated funds	$466,068	$2,411,022

Total Investment Income	466,068	2,411,022

Expenses
Investment advisory fees	44,482	230,234
Transfer agent fees:
Investor Shares	9,722	11,701
Custodian fees	7,402	11,815
Distribution (12b-1) fees:
Shareholder servicing fees:
Accounting and administration fees	4,368	13,901
Professional fees	22,797	22,797
Blue sky fees:
Investor Shares	9,444	9,970
Shareholder reporting fees:
Investor Shares	2,576	6,807
Trustee expenses	414	2,127
Line of credit facility fees	311	1,593
Other expenses	4,643	5,573

Total Expenses	106,159	316,518
Expenses waived/reimbursed net of amount recaptured(1)	(18,984)	—

Net Expenses	87,175	316,518

Net investment income	378,893	2,094,504

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	216,910	1,754,547
Net realized gain on investment securities of affiliated issuers	552,939	1,410,194
Net realized gain (loss) on investment securities of unaffiliated issuers	3,552	—
Net realized gain on futures transactions	47,041	354,582

Net realized gain	820,442	3,519,323

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	2,005,607	16,597,784
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	106,662	614,211
Change in unrealized appreciation (depreciation) on futures	(9,341)	(53,783)

Net change in unrealized appreciation (depreciation)	2,102,928	17,158,212

Net Realized and Unrealized Gain	2,923,370	20,677,535

Net Increase in Net Assets Resulting from Operations	$3,302,263	$22,772,039

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$2,563,656	$984,705	$506,451	$40,629

2,563,656	984,705	506,451	40,629

292,081	157,656	112,916	9,492

12,271	10,686	10,532	8,740
14,962	12,009	10,271	3,564

17,010	10,081	7,806	1,925
22,797	22,797	22,797	22,797

10,313	9,661	9,213	8,648

8,333	4,830	4,506	947
2,636	1,402	1,012	79
1,973	1,048	757	59
7,057	5,788	5,512	4,742

389,433	235,958	185,322	60,993
—	—	35,486	(42,469)

389,433	235,958	220,808	18,524

2,174,223	748,747	285,643	22,105

2,681,159	1,467,133	1,122,194	101,954
1,239,856	378,632	84,021	—
—	—	351,220	84,020
609,371	539,348	380,437	30,761

4,530,386	2,385,113	1,937,872	216,735

24,262,108	13,724,241	9,475,165	772,085
1,085,104	638,617	461,716	35,341
(113,326)	(102,067)	(86,195)	(5,022)

25,233,886	14,260,791	9,850,686	802,404

29,764,272	16,645,904	11,788,558	1,019,139

$31,938,495	$17,394,651	$12,074,201	$1,041,244

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund		MyDestination 2015 Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$378,893	$737,222	$2,094,504	$4,363,754
Net realized gain on investment securities and futures transactions	820,442	6,635,901	3,519,323	30,185,454
Net change in unrealized appreciation (depreciation) on investment securities and futures	2,102,928	(2,368,726)	17,158,212	4,099,123

Net increase in net assets resulting from operations	3,302,263	5,004,397	22,772,039	38,648,331

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(1,430,800)	—	(11,087,547)
Distributions from net realized capital gains	—	—	—	(502,477)

Total dividends and distributions	—	(1,430,800)	—	(11,590,024)

Capital Share Transactions:
Proceeds from shares sold
Proceeds from Investor shares sold	12,333,092	25,244,242	36,333,966	84,263,438
Reinvestment of dividends and distributions into Investor shares	—	1,430,198	—	11,589,750
Value of Investor shares redeemed	(9,843,820)	(26,013,585)	(22,237,938)	(35,006,811)

Net increase from capital share transactions(2)	2,489,272	660,855	14,096,028	60,846,377

Total increase in net assets	5,791,535	4,234,452	36,868,067	87,904,684

Net Assets:
Beginning of Period	84,816,676	80,582,224	440,481,062	352,576,378

End of Period*	$90,608,211	$84,816,676	$477,349,129	$440,481,062

*Including undistributed net investment income	$462,678	$83,785	$2,094,504	$—

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$2,174,223	$5,440,061	$748,747	$2,496,038	$285,643	$1,602,964	$22,105	$113,731
4,530,386	32,924,021	2,385,113	20,635,090	1,937,872	21,473,432	216,735	1,415,762
25,233,886	25,057,082	14,260,791	22,713,146	9,850,686	12,875,542	802,404	717,247

31,938,495	63,421,164	17,394,651	45,844,274	12,074,201	35,951,938	1,041,244	2,246,740

—	(13,457,157)	—	(5,775,453)	—	(4,223,953)	—	(317,866)
—	(12,131,890)	—	(10,105,288)	—	(12,839,584)	—	(708,786)

—	(25,589,047)	—	(15,880,741)	—	(17,063,537)	—	(1,026,652)

53,268,675	122,536,784	33,907,992	64,052,474	20,487,385	45,024,377	6,381,844	9,768,081
—	25,589,047	—	15,880,741	—	17,063,537	—	1,026,652
(10,529,600)	(15,543,835)	(4,542,067)	(6,265,695)	(3,705,001)	(4,070,598)	(1,862,218)	(1,948,729)

42,739,075	132,581,996	29,365,925	73,667,520	16,782,384	58,017,316	4,519,626	8,846,004

74,677,570	170,414,113	46,760,576	103,631,053	28,856,585	76,905,717	5,560,870	10,066,092

545,652,040	375,237,927	291,873,525	188,242,472	212,101,620	135,195,903	16,382,512	6,316,420

$620,329,610	$545,652,040	$338,634,101	$291,873,525	$240,958,205	$212,101,620	$21,943,382	$16,382,512

$2,174,223	$—	$748,747	$—	$285,643	$—	$22,105	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net (3)(4)	Expenses, Gross (3)(5)	Investment Income, Net (1)(4)	Portfolio Turnover Rate
MyDestination 2005 Fund
Investor Class
2014(6)	$10.70	$0.05	#	$0.03	$0.32	$—	$—	$11.10	3.74%	$90,608	0.20%	0.24%	0.87%	4%
2013	10.25	0.09	#	0.25	0.29	(0.18)	—	10.70	6.18	84,817	0.20	0.25	0.87	27
2012	9.60	0.13	#	0.18	0.55	(0.21)	—	10.25	8.92	80,582	0.20	0.27	1.24	8
2011	9.53	0.14	#	0.05	0.05	(0.17)	—	9.60	2.52	64,608	0.20	0.35	1.43	31
2010	8.84	0.14	#	0.09	0.70	(0.24)	—	9.53	10.56	54,683	0.20	0.26	1.50	19
2009	7.44	0.18	#	0.04	1.40	(0.22)	—	8.84	21.84	66,830	0.20	0.26	2.31	57
MyDestination 2015 Fund
Investor Class
2014(6)	$10.97	$0.05	#	$0.04	$0.46	$—	$—	$11.52	5.01%	$477,349	0.14%	0.14%	0.92%	1%
2013	10.21	0.12	#	0.44	0.49	(0.28)	(0.01)	10.97	10.35	440,481	0.14	0.14	1.10	15
2012	9.37	0.15	#	0.22	0.70	(0.23)	—	10.21	11.46	352,576	0.15	0.15	1.47	2
2011	9.36	0.14	#	0.05	(0.02)	(0.16)	—	9.37	1.84	274,096	0.17	0.17	1.46	33
2010	8.42	0.14	#	0.06	0.94	(0.20)	—	9.36	13.54	245,672	0.16	0.16	1.65	28
2009	6.83	0.17	#	0.02	1.58	(0.18)	—	8.42	26.27	219,264	0.16	0.16	2.25	25
MyDestination 2025 Fund
Investor Class
2014(6)	$10.80	$0.04	#	$0.05	$0.50	$—	$—	$11.39	5.46%	$620,330	0.14%	0.14%	0.76%	1%
2013	9.84	0.13	#	0.57	0.78	(0.27)	(0.25)	10.80	15.15	545,652	0.14	0.14	1.19	16
2012	8.81	0.14	#	0.22	0.86	(0.19)	—	9.84	13.90	375,238	0.15	0.15	1.51	2
2011	8.94	0.13	#	0.03	(0.16)	(0.13)	—	8.81	0.03	278,239	0.17	0.17	1.42	24
2010	7.88	0.14	#	0.03	1.04	(0.15)	—	8.94	15.32	236,502	0.20	0.17	1.72	15
2009	6.18	0.14	#	0.01	1.69	(0.14)	—	7.88	30.12	169,563	0.20	0.19	2.11	13

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(5)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net (3)(4)	Expenses, Gross (3)(5)	Investment Income, Net (1)(4)	Portfolio Turnover Rate
MyDestination 2035 Fund
Investor Class
2014(6)	$10.79	$0.03	#	$0.05		$0.51	$—	$—	$11.38	5.47%	$338,634	0.15%	0.15%	0.49%	1%
2013	9.40	0.11	#	0.64		1.26	(0.22)	(0.40)	10.79	21.41	291,874	0.19	0.16	1.05	17
2012	8.22	0.11	#	0.21		1.02	(0.11)	(0.05)	9.40	16.30	188,242	0.20	0.18	1.23	1
2011	8.62	0.10	#	0.01		(0.37)	(0.09)	(0.05)	8.22	(2.99)	131,446	0.20	0.23	1.13	10
2010	7.52	0.10	#	0.01		1.10	(0.10)	(0.01)	8.62	16.02	110,206	0.20	0.23	1.32	9
2009	5.85	0.10	#	—	†	1.70	(0.11)	(0.02)	7.52	30.99	75,419	0.20	0.28	1.57	4
MyDestination 2045 Fund
Investor Class
2014(6)	$10.37	$0.01	#	$0.05		$0.50	$—	$—	$10.93	5.40%	$240,958	0.20%	0.17%	0.26%	1%
2013	9.14	0.10	#	0.68		1.35	(0.21)	(0.69)	10.37	23.44	212,102	0.20	0.18	0.94	18
2012	7.96	0.10	#	0.21		1.01	(0.09)	(0.05)	9.14	16.60	135,196	0.20	0.21	1.14	1
2011	8.52	0.07	#	—	†	(0.38)	(0.07)	(0.18)	7.96	(3.63)	89,954	0.20	0.29	0.87	25
2010	7.38	0.08	#	—	†	1.16	(0.07)	(0.03)	8.52	16.80	75,803	0.20	0.30	1.08	1
2009	5.75	0.08	#	—	†	1.67	(0.09)	(0.03)	7.38	30.71	44,159	0.20	0.41	1.23	7
MyDestination 2055 Fund
Investor Class
2014(6)	$12.95	$0.02	#	$0.07		$0.59	$—	$—	$13.63	5.25%	$21,943	0.20%	0.66%	0.24%	3%
2013	11.20	0.13	#	1.02		1.47	(0.26)	(0.61)	12.95	23.44	16,383	0.20	1.01	1.05	30
2012*	10.00	0.13	#	0.30		0.98	(0.10)	(0.11)	11.20	14.18	6,316	0.20	2.31	1.24	18

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was January 1, 2012.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(5)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	4,769,956	$4,769,956
GuideStone Low-Duration Bond Fund (Investor Class)¥	13,595,692	182,454,184
GuideStone Defensive Market Strategies Fund (Investor Class)¥	1,991,597	23,978,831
GuideStone Value Equity Fund (Investor Class)¥	502,854	11,097,977
GuideStone Growth Equity Fund (Investor Class)¥	470,872	11,065,482
GuideStone Small Cap Equity Fund (Investor Class)¥	133,522	2,480,839
GuideStone International Equity Fund (Investor Class)¥	802,457	12,678,825
GuideStone Emerging Market Equity Fund (Investor Class)*¥	331,882	3,464,848
GuideStone Inflation Protected Bond Fund (Investor Class)¥	3,643,457	38,584,213
GuideStone Flexible Income Fund (Investor Class)¥	1,381,514	13,898,034
GuideStone Real Estate Securities Fund (Investor Class)¥	337,861	3,510,380
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,294,985	14,555,630

Total Mutual Funds (Cost $300,113,245)		322,539,199

TOTAL INVESTMENTS — 100.0% (Cost $300,113,245)		322,539,199
Other Assets in Excess of Liabilities — 0.0%		68,043

NET ASSETS — 100.0%		$322,607,242

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	58.0
Real Return Select Funds	21.9
U.S. Equity Select Funds	15.1
Non-U.S. Equity Select Funds	5.0

100.0

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$322,539,199	$322,539,199	$—	$—

Total Assets — Investments in Securities	$322,539,199	$322,539,199	$—	$—

Other Financial Instruments***
Futures Contracts	$13,010	$13,010	$—	$—

Total Assets — Other Financial Instruments	$13,010	$13,010	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	29,252,191	$29,252,191
GuideStone Low-Duration Bond Fund (Investor Class)¥	11,478,136	154,036,585
GuideStone Medium-Duration Bond Fund (Investor Class)¥	14,398,699	210,077,018
GuideStone Extended-Duration Bond Fund (Investor Class)¥	2,957,021	53,522,087
GuideStone Global Bond Fund (Investor Class)¥	10,190,341	107,406,199
GuideStone Defensive Market Strategies Fund (Investor Class)¥	8,915,887	107,347,282
GuideStone Value Equity Fund (Investor Class)¥	5,505,336	121,502,756
GuideStone Growth Equity Fund (Investor Class)¥	5,026,583	118,124,708
GuideStone Small Cap Equity Fund (Investor Class)¥	1,440,853	26,771,048
GuideStone International Equity Fund (Investor Class)¥	8,691,259	137,321,895
GuideStone Emerging Market Equity Fund (Investor Class)*¥	3,690,986	38,533,890
GuideStone Inflation Protected Bond Fund (Investor Class)¥	7,374,505	78,096,005
GuideStone Flexible Income Fund (Investor Class)¥	3,974,311	39,981,571
GuideStone Real Estate Securities Fund (Investor Class)¥	3,439,576	35,737,197
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	7,491,776	84,207,566

Total Mutual Funds (Cost $1,150,433,118)		1,341,917,998

TOTAL INVESTMENTS — 100.0% (Cost $1,150,433,118)		1,341,917,998
Other Assets in Excess of Liabilities — 0.0%		632,850

NET ASSETS — 100.0%		$1,342,550,848

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	41.4
U.S. Equity Select Funds	27.8
Real Return Select Funds	17.7
Non-U.S. Equity Select Funds	13.1

100.0

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,341,917,998	$1,341,917,998	$—	$—

Total Assets — Investments in Securities	$1,341,917,998	$1,341,917,998	$—	$—

Other Financial Instruments***
Futures Contracts	$169,112	$169,112	$—	$—

Total Assets — Other Financial Instruments	$169,112	$169,112	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	22,553,548	$22,553,548
GuideStone Low-Duration Bond Fund (Investor Class)¥	5,093,559	68,355,566
GuideStone Medium-Duration Bond Fund (Investor Class)¥	6,374,445	93,003,152
GuideStone Extended-Duration Bond Fund (Investor Class)¥	1,327,336	24,024,788
GuideStone Global Bond Fund (Investor Class)¥	4,590,730	48,386,291
GuideStone Value Equity Fund (Investor Class)¥	7,846,019	173,161,648
GuideStone Growth Equity Fund (Investor Class)¥	7,383,158	173,504,219
GuideStone Small Cap Equity Fund (Investor Class)¥	2,108,036	39,167,304
GuideStone International Equity Fund (Investor Class)¥	12,607,398	199,196,881
GuideStone Emerging Market Equity Fund (Investor Class)*¥	5,379,214	56,158,992
GuideStone Real Estate Securities Fund (Investor Class)¥	3,332,181	34,621,358
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	5,738,877	64,504,979

Total Mutual Funds (Cost $838,647,901)		996,638,726

TOTAL INVESTMENTS — 100.0% (Cost $838,647,901)		996,638,726
Other Assets in Excess of Liabilities — 0.0%		486,559

NET ASSETS — 100.0%		$997,125,285

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	38.7
Fixed Income Select Funds	25.7
Non-U.S. Equity Select Funds	25.6
Real Return Select Funds	10.0

100.0

See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$996,638,726	$996,638,726	$—	$—

Total Assets — Investments in Securities	$996,638,726	$996,638,726	$—	$—

Other Financial Instruments***
Futures Contracts	$185,556	$185,556	$—	$—

Total Assets — Other Financial Instruments	$185,556	$185,556	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	19,230,558	$19,230,558
GuideStone Value Equity Fund (Investor Class)¥	10,721,799	236,630,107
GuideStone Growth Equity Fund (Investor Class)¥	10,158,877	238,733,609
GuideStone Small Cap Equity Fund (Investor Class)¥	2,854,019	53,027,670
GuideStone International Equity Fund (Investor Class)¥	17,367,867	274,412,296
GuideStone Emerging Market Equity Fund (Investor Class)*¥	7,068,516	73,795,304

Total Mutual Funds (Cost $718,044,856)		895,829,544

TOTAL INVESTMENTS — 99.9% (Cost $718,044,856)		895,829,544
Other Assets in Excess of Liabilities — 0.1%		1,009,833

NET ASSETS — 100.0%		$896,839,377

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	58.9
Non-U.S. Equity Select Funds	38.8
Fixed Income Select Fund	2.2

99.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$895,829,544	$895,829,544	$—	$—

Total Assets — Investments in Securities	$895,829,544	$895,829,544	$—	$—

Other Financial Instruments***
Futures Contracts	$176,839	$176,839	$—	$—

Total Assets — Other Financial Instruments	$176,839	$176,839	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	Conservative	Balanced	Growth	Aggressive
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (1)	$322,539,199	$1,341,917,998	$996,638,726	$895,829,544
Cash collateral for derivatives	74,200	884,600	983,400	947,200
Receivables:
Dividends from affiliated funds	42	234	189	143
Fund shares sold	111,193	141,005	20,504	179,026
Variation margin on financial futures contracts	897	16,934	11,094	7,220
Prepaid expenses and other assets	14,800	14,482	13,565	12,218

Total Assets	322,740,331	1,342,975,253	997,667,478	896,975,351

Liabilities
Cash overdraft	—	6	—	224
Payables:
Investment securities purchased	—	—	298	—
Fund shares redeemed	78,610	249,664	410,620	17,834
Variation margin on financial futures contracts	160	3,680	4,160	4,960
Accrued expenses:
Investment advisory fees	15,998	104,013	75,992	68,083
Professional fees	10,207	10,207	10,207	10,207
Other expenses	28,114	56,835	40,916	34,666

Total Liabilities	133,089	424,405	542,193	135,974

Net Assets	$322,607,242	$1,342,550,848	$997,125,285	$896,839,377

Net Assets Consist of:
Paid-in-capital	$295,332,602	$1,115,179,169	$800,192,168	$668,027,036
Accumulated net investment income	1,256,387	6,601,476	2,601,977	549,606
Undistributed net realized gain on investments and derivative transactions	3,579,289	29,116,211	36,154,759	50,301,208
Net unrealized appreciation (depreciation) on investments and derivative transactions	22,438,964	191,653,992	158,176,381	177,961,527

Net Assets	$322,607,242	$1,342,550,848	$997,125,285	$896,839,377

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Investor Class	$322,607,242	$1,342,550,848	$997,125,285	$896,839,377

Investor shares outstanding	26,442,132	96,878,531	67,536,825	57,841,531

Net asset value, offering and redemption price per Investor share	$12.20	$13.86	$14.76	$15.51

(1) Investments in securities of affiliated issuers, at cost	$300,113,245	$1,150,433,118	$838,647,901	$718,044,856

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	Conservative	Balanced	Growth	Aggressive
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment Income
Income dividends received from affiliated funds	$1,446,067	$7,379,286	$3,179,706	$1,068,659

Total Investment Income	1,446,067	7,379,286	3,179,706	1,068,659

Expenses
Investment advisory fees	160,332	662,475	490,383	441,667
Transfer agent fees:
Investor shares	15,811	29,086	19,079	16,912
Custodian fees	9,848	17,564	14,717	12,066
Accounting and administration fees	10,771	36,194	27,445	24,798
Professional fees	22,797	22,797	22,797	22,797
Blue sky fees:
Investor shares	13,989	11,685	11,117	10,641
Shareholder reporting fees:
Investor shares	13,304	27,280	18,074	15,561
Trustee expenses	1,537	6,200	4,587	4,153
Line of credit facility fees	1,155	4,656	3,443	3,115
Other expenses	4,337	5,216	5,662	5,558

Total Expenses	253,881	823,153	617,304	557,268
Expenses waived/reimbursed(1)	(64,201)	(45,343)	(41,597)	(38,215)

Net Expenses	189,680	777,810	575,707	519,053

Net investment income	1,256,387	6,601,476	2,603,999	549,606

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	580,697	3,892,573	3,969,684	5,336,726
Net realized gain on investment securities of affiliated issuers	2,104,359	2,760,061	2,600,708	6,398,749
Net realized gain on futures transactions	116,861	1,524,234	1,503,295	1,562,899

Net realized gain	2,801,917	8,176,868	8,073,687	13,298,374

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	5,671,043	55,476,686	41,523,902	26,391,096
Change in unrealized appreciation (depreciation) on futures	(25,181)	(224,031)	(369,845)	(579,215)

Net change in unrealized appreciation	5,645,862	55,252,655	41,154,057	25,811,881

Net Realized and Unrealized Gain	8,447,779	63,429,523	49,227,744	39,110,255

Net Increase in Net Assets Resulting from Operations	$9,704,166	$70,030,999	$51,831,743	$39,659,861

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,256,387	$2,732,261	$6,601,476	$15,446,235
Net realized gain on investment securities and futures transactions	2,801,917	21,019,598	8,176,868	78,636,889
Net change in unrealized appreciation (depreciation) on investment securities and futures	5,645,862	(12,258,840)	55,252,655	25,436,869

Net increase in net assets resulting from operations	9,704,166	11,493,019	70,030,999	119,519,993

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(4,587,228)	—	(26,717,331)
Distributions from net realized capital gains	—	(17,676,838)	—	(54,188,791)

Total dividends and distributions	—	(22,264,066)	—	(80,906,122)

Capital Share Transactions:
Proceeds from Investor shares sold	18,957,355	44,406,970	32,398,385	81,882,324
Reinvestment of dividends and distributions into Investor shares	—	22,243,595	—	80,865,441

Total proceeds from shares sold and reinvested	18,957,355	66,650,565	32,398,385	162,747,765

Value of Investor shares redeemed	(25,267,213)	(63,987,436)	(48,407,080)	(117,701,721)

Total value of shares redeemed	(25,267,213)	(63,987,436)	(48,407,080)	(117,701,721)

Net increase (decrease) from capital share transactions(2)	(6,309,858)	2,663,129	(16,008,695)	45,046,044

Total increase (decrease) in net assets	3,394,308	(8,107,918)	54,022,304	83,659,915

Net Assets:
Beginning of Period	319,212,934	327,320,852	1,288,528,544	1,204,868,629

End of Period*	$322,607,242	$319,212,934	$1,342,550,848	$1,288,528,544

* Including undistributed net investment income	$1,256,387	$—	$6,601,476	$—

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)		(Unaudited)

$2,603,999	$9,316,274	$549,606	$6,114,532
8,073,687	95,016,447	13,298,374	69,027,097
41,154,057	48,875,218	25,811,881	118,241,629

51,831,743	153,207,939	39,659,861	193,383,258

(2,022)	(18,512,739)	—	(16,817,289)
—	(72,279,436)	—	(41,616,328)

(2,022)	(90,792,175)	—	(58,433,617)

18,243,039	43,881,701	10,544,336	30,036,829
2,022	90,787,186	—	58,430,316

18,245,061	134,668,887	10,544,336	88,467,145

(36,851,093)	(86,415,713)	(32,927,968)	(70,518,946)

(36,851,093)	(86,415,713)	(32,927,968)	(70,518,946)

(18,606,032)	48,253,174	(22,383,632)	17,948,199

33,223,689	110,668,938	17,276,229	152,897,840

963,901,596	853,232,658	879,563,148	726,665,308

$997,125,285	$963,901,596	$896,839,377	$879,563,148

$2,601,977	$—	$549,606	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)(4)	Expenses, Gross (3)(5)	Investment Income, Net (1)(4)	Portfolio Turnover Rate
Conservative Allocation Fund
Investor Class
2014(6)	$11.84	$0.05	#	$0.02		$0.29	$—	$—	$12.20	3.04%	$322,607	0.12%	0.16%	0.79%	1%
2013	12.27	0.11	#	0.21		0.12	(0.17)	(0.70)	11.84	3.67	319,213	0.12	0.16	0.85	12
2012	11.70	0.16	#	0.16		0.50	(0.22)	(0.03)	12.27	7.02	327,321	0.12	0.16	1.29	3
2011	11.87	0.18	#	0.05		(0.03)	(0.19)	(0.18)	11.70	1.71	293,236	0.12	0.17	1.47	9
2010	11.39	0.18	#	0.08		0.56	(0.27)	(0.07)	11.87	7.19	261,993	0.12	0.15	1.57	19
2009	10.33	0.26	#	—	†	1.44	(0.26)	(0.38)	11.39	16.58	284,750	0.12	0.16	2.37	32
Balanced Allocation Fund
Investor Class
2014(6)	$13.14	$0.07	#	$0.04		$0.61	$—	$—	$13.86	5.48%	$1,342,551	0.12%	0.13%	1.02%	1%
2013	12.73	0.16	#	0.44		0.68	(0.28)	(0.59)	13.14	10.08	1,288,529	0.12	0.13	1.23	27
2012	11.77	0.19	#	0.22		0.97	(0.27)	(0.15)	12.73	11.79	1,204,869	0.12	0.13	1.54	3
2011	12.12	0.20	#	0.06		(0.14)	(0.26)	(0.21)	11.77	1.01	1,097,275	0.12	0.13	1.65	16
2010	11.14	0.23	#	0.09		1.00	(0.34)	—	12.12	11.87	1,120,981	0.12	0.12	1.95	17
2009	9.20	0.26	#	0.05		1.97	(0.27)	(0.07)	11.14	25.05	1,132,991	0.12	0.13	2.58	19
Growth Allocation Fund
Investor Class
2014(6)	$14.00	$0.04	#	$0.06		$0.66	$— †	$—	$14.76	5.43%	$997,125	0.12%	0.13%	0.54%	1%
2013	13.04	0.15	#	0.67		1.57	(0.27)	(1.16)	14.00	18.49	963,902	0.12	0.13	1.03	22
2012	11.60	0.15	#	0.26		1.30	(0.17)	(0.10)	13.04	14.84	853,233	0.12	0.13	1.17	2
2011	12.28	0.16	#	0.03		(0.49)	(0.17)	(0.21)	11.60	(2.39)	783,344	0.12	0.14	1.26	10
2010	11.11	0.16	#	0.05		1.31	(0.27)	(0.08)	12.28	13.65	841,926	0.12	0.13	1.43	8
2009	8.86	0.18	#	0.02		2.25	(0.15)	(0.05)	11.11	27.96	840,810	0.12	0.13	1.88	11
Aggressive Allocation Fund
Investor Class
2014(6)	$14.82	$0.01	#	$0.09		$0.59	$—	$—	$15.51	4.66%	$896,839	0.12%	0.13%	0.13%	1%
2013	12.46	0.11	#	0.90		2.39	(0.29)	(0.75)	14.82	27.41	879,563	0.12	0.13	0.77	12
2012	10.89	0.11	#	0.26		1.50	(0.11)	(0.19)	12.46	17.19	726,665	0.12	0.13	0.91	5
2011	11.79	0.10	#	—	†	(0.71)	(0.10)	(0.19)	10.89	(5.14)	674,790	0.12	0.14	0.83	9
2010	10.43	0.10	#	—	†	1.48	(0.10)	(0.12)	11.79	15.16	745,493	0.12	0.13	0.91	1
2009	8.13	0.10	#	—	†	2.38	(0.10)	(0.08)	10.43	30.82	729,734	0.12	0.14	1.17	3

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(5)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	1,166,186	$1,166,186
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,442,043	46,583,890
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	508,449	6,126,813
GuideStone Value Equity Fund (Institutional Class)¥	276,843	2,834,869
GuideStone Growth Equity Fund (Institutional Class)¥	229,598	2,826,356
GuideStone Small Cap Equity Fund (Institutional Class)¥	60,027	635,090
GuideStone International Equity Fund (Institutional Class)¥	270,193	3,239,614
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	84,881	887,004
GuideStone Inflation Protected Bond Fund (Investor Class)¥	930,443	9,853,393
GuideStone Flexible Income Fund (Investor Class)¥	352,949	3,550,665
GuideStone Real Estate Securities Fund (Investor Class)¥	86,535	899,094
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	330,778	3,717,950

Total Mutual Funds (Cost $80,574,078)		82,320,924

TOTAL INVESTMENTS — 100.0% (Cost $80,574,078)		82,320,924
Other Assets in Excess of Liabilities — 0.0%		35,314

NET ASSETS — 100.0%		$82,356,238

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	58.0
Real Return Select Funds	21.9
U.S. Equity Select Funds	15.1
Non-U.S. Equity Select Funds	5.0

100.0

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$82,320,924	$82,320,924	$—	$—

Total Assets — Investments in Securities	$82,320,924	$82,320,924	$—	$—

Other Financial Instruments***
Futures Contracts	$2,702	$2,702	$—	$—

Total Assets — Other Financial Instruments	$2,702	$2,702	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	7,493,494	$7,493,494
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,399,476	46,219,516
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,928,641	63,036,206
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,159,610	16,050,819
GuideStone Global Bond Fund (Investor Class)¥	3,057,833	32,229,562
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,673,322	32,213,536
GuideStone Value Equity Fund (Institutional Class)¥	3,560,829	36,462,890
GuideStone Growth Equity Fund (Institutional Class)¥	2,878,622	35,435,839
GuideStone Small Cap Equity Fund (Institutional Class)¥	759,744	8,038,095
GuideStone International Equity Fund (Institutional Class)¥	3,440,114	41,246,971
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,105,417	11,551,612
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,212,924	23,434,865
GuideStone Flexible Income Fund (Investor Class)¥	1,192,525	11,996,804
GuideStone Real Estate Securities Fund (Investor Class)¥	1,032,317	10,725,778
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,248,259	25,270,430

Total Mutual Funds (Cost $367,007,485)		401,406,417

TOTAL INVESTMENTS — 100.0% (Cost $367,007,485)		401,406,417
Other Assets in Excess of Liabilities — 0.0%		193,026

NET ASSETS — 100.0%		$401,599,443

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	41.2
U.S. Equity Select Funds	27.9
Real Return Select Funds	17.8
Non-U.S. Equity Select Funds	13.1

100.0

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$401,406,417	$401,406,417	$—	$—

Total Assets — Investments in Securities	$401,406,417	$401,406,417	$—	$—

Other Financial Instruments***
Futures Contracts	$41,605	$41,605	$—	$—

Total Assets — Other Financial Instruments	$41,605	$41,605	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	5,410,217	$5,410,217
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,264,313	19,382,516
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,735,089	26,369,731
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,340,682	6,810,666
GuideStone Global Bond Fund (Investor Class)¥	1,301,488	13,717,689
GuideStone Value Equity Fund (Institutional Class)¥	4,794,699	49,097,713
GuideStone Growth Equity Fund (Institutional Class)¥	3,994,872	49,176,873
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,049,987	11,108,861
GuideStone International Equity Fund (Institutional Class)¥	4,714,712	56,529,391
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,522,315	15,908,193
GuideStone Real Estate Securities Fund (Investor Class)¥	944,853	9,817,023
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,627,022	18,287,725

Total Mutual Funds (Cost $248,316,600)		281,616,598

TOTAL INVESTMENTS — 99.9% (Cost $248,316,600)		281,616,598
Other Assets in Excess of Liabilities — 0.1%		171,298

NET ASSETS — 100.0%		$281,787,896

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	38.8
Non-U.S. Equity Select Funds	25.7
Fixed Income Select Funds	25.4
Real Return Select Funds	10.0

99.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$281,616,598	$281,616,598	$—	$—

Total Assets — Investments in Securities	$281,616,598	$281,616,598	$—	$—

Other Financial Instruments***
Futures Contracts	$42,052	$42,052	$—	$—

Total Assets — Other Financial Instruments	$42,052	$42,052	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	3,687,894	$3,687,894
GuideStone Value Equity Fund (Institutional Class)¥	5,058,874	51,802,867
GuideStone Growth Equity Fund (Institutional Class)¥	4,244,096	52,244,819
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,097,283	11,609,258
GuideStone International Equity Fund (Institutional Class)¥	5,014,887	60,128,490
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,544,374	16,138,707

Total Mutual Funds (Cost $170,394,462)		195,612,035

TOTAL INVESTMENTS — 99.9% (Cost $170,394,462)		195,612,035
Other Assets in Excess of Liabilities — 0.1%		188,336

NET ASSETS — 100.0%		$195,800,371

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	59.1
Non-U.S. Equity Select Funds	38.9
Fixed Income Select Fund	1.9

99.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$195,612,035	$195,612,035	$—	$—

Total Assets — Investments in Securities	$195,612,035	$195,612,035	$—	$—

Other Financial Instruments***
Futures Contracts	$33,649	$33,649	$—	$—

Total Assets — Other Financial Instruments	$33,649	$33,649	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value (1)	$82,320,924	$401,406,417	$281,616,598	$195,612,035
Cash collateral for derivatives	50,400	238,850	221,950	240,000
Receivables:
Dividends from affiliated funds	17	115	77	57
Fund shares sold	8,103	10,845	3,357	3,163
Variation margin on financial futures contracts	40	3,991	2,375	1,415
Prepaid expenses and other assets	361	361	361	361

Total Assets	82,379,845	401,660,579	281,844,718	195,857,031

Liabilities
Payables:
Fund shares redeemed	—	—	8,563	18,614
Variation margin on financial futures contracts	—	800	800	960
Accrued expenses:
Investment advisory fees	3,871	33,430	23,393	16,595
Professional fees	10,207	10,207	10,207	10,207
Other expenses	9,529	16,699	13,859	10,284

Total Liabilities	23,607	61,136	56,822	56,660

Net Assets	$82,356,238	$401,599,443	$281,787,896	$195,800,371

Net Assets Consist of:
Paid-in-capital	$81,368,906	$381,504,130	$251,272,171	$172,337,753
Undistributed net investment income	510,537	8,927,175	3,126,710	4,866,469
Accumulated net realized loss on investments and futures transactions	(1,272,753)	(23,272,399)	(5,953,035)	(6,655,073)
Net unrealized appreciation (depreciation) on investments and futures	1,749,548	34,440,537	33,342,050	25,251,222

Net Assets	$82,356,238	$401,599,443	$281,787,896	$195,800,371

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$82,356,238	$401,599,443	$281,787,896	$195,800,371

Institutional shares outstanding	8,184,439	35,603,921	21,786,523	13,360,335

Net asset value, offering and redemption price per Institutional share	$10.06	$11.28	$12.93	$14.66

(1) Investments in securities of affiliated issuers, at cost	$80,574,078	$367,007,485	$248,316,600	$170,394,462

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$572,938	$3,907,222	$1,851,377	$616,215
Interest	—	—	66	—

Total Investment Income	572,938	3,907,222	1,851,443	616,215

Expenses
Investment advisory fees	41,606	196,528	136,960	94,920
Transfer agent fees:
Institutional Shares	1,927	2,006	1,914	1,914
Custodian fees	5,499	12,053	10,308	6,742
Accounting and administration fees	4,421	12,474	9,398	7,052
Professional fees	22,797	22,797	22,797	22,797
Blue sky fees:
Institutional Shares	900	900	900	900
Shareholder reporting fees	204	341	201	168
Trustee expenses	402	1,855	1,288	890
Line of credit facility fees	302	1,394	967	667
Other expenses	4,563	4,782	4,856	4,666

Total Expenses	82,621	255,130	189,589	140,716
Expenses waived/reimbursed net of amount recaptured(1)	(20,220)	—	—	(116)

Net expenses	62,401	255,130	189,589	140,600

Net investment income	510,537	3,652,092	1,661,854	475,615

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	223,933	2,011,829	2,227,584	2,308,226
Net realized gain (loss) on investment securities of affiliated issuers	191,770	1,156,653	388,348	(45,069)
Net realized gain on futures transactions	19,366	370,856	338,021	284,651

Net realized gain	435,069	3,539,338	2,953,953	2,547,808

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	1,620,438	13,941,071	10,207,288	5,849,211
Change in unrealized depreciation on futures	(4,539)	(51,092)	(98,527)	(106,199)

Net change in unrealized appreciation	1,615,899	13,889,979	10,108,761	5,743,012

Net Realized and Unrealized Gain	2,050,968	17,429,317	13,062,714	8,290,820

Net Increase in Net Assets Resulting from Operations	$2,561,505	$21,081,409	$14,724,568	$8,766,435

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$510,537	$1,260,250	$3,652,092	$9,394,078
Net realized gain on investment securities and futures transactions	435,069	5,102,173	3,539,338	21,655,771
Net change in unrealized appreciation (depreciation) on investment securities and futures	1,615,899	(3,235,070)	13,889,979	4,996,631

Net increase in net assets resulting from operations	2,561,505	3,127,353	21,081,409	36,046,480

Dividends to Shareholders:
Dividends from net investment income(1)	—	(2,555,816)	—	(13,881,599)
Distributions from net realized capital gains	—	(476,714)	—	—

Total dividends	—	(3,032,530)	—	(13,881,599)

Capital Share Transactions:
Proceeds from Institutional shares sold	4,155,826	10,446,277	9,536,753	30,704,095
Reinvestment of dividends and distributions into Institutional shares	—	3,015,087	—	13,840,284
Value of Institutional shares redeemed	(7,999,978)	(12,635,464)	(16,386,074)	(24,596,392)

Net increase (decrease) from capital share transactions(2)	(3,844,152)	825,900	(6,849,321)	19,947,987

Total increase (decrease) in net assets	(1,282,647)	920,723	14,232,088	42,112,868

Net Assets:
Beginning of Period	83,638,885	82,718,162	387,367,355	345,254,487

End of Period*	$82,356,238	$83,638,885	$401,599,443	$387,367,355

* Including undistributed net investment income	$510,537	$—	$8,927,175	$5,275,083

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)		(Unaudited)

$1,661,854	$5,423,835	$475,615	$2,726,763
2,953,953	16,880,871	2,547,808	13,387,781
10,108,761	20,212,758	5,743,012	24,808,491

14,724,568	42,517,464	8,766,435	40,923,035

—	(9,414,953)	—	(4,675,371)
—	—	—	—

—	(9,414,953)	—	(4,675,371)

6,989,961	29,753,490	5,612,392	17,600,936
—	9,406,951	—	4,673,297
(11,022,636)	(17,497,829)	(7,439,858)	(12,491,272)

(4,032,675)	21,662,612	(1,827,466)	9,782,961

10,691,893	54,765,123	6,938,969	46,030,625

271,096,003	216,330,880	188,861,402	142,830,777

$281,787,896	$271,096,003	$195,800,371	$188,861,402

$3,126,710	$1,464,856	$4,866,469	$4,390,854

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)(4)	Expenses, Gross (3)(5)	Investment Income, Net (1)(4)	Portfolio Turnover Rate
Conservative Allocation Fund I
Institutional Class
2014(6)	$9.76	$0.06	#	$0.03		$0.21	$—	$—	$10.06	3.07%	$82,356	0.15%	0.20%	1.24%	3%
2013	9.75	0.15	#	0.22		0.01	(0.31)	(0.06)	9.76	3.85	83,639	0.15	0.20	1.48	21
2012	9.35	0.20	#	0.15		0.31	(0.26)	—	9.75	7.07	82,718	0.15	0.21	2.10	8
2011	9.42	0.22	#	0.05		(0.09)	(0.25)	—	9.35	1.92	74,141	0.15	0.24	2.26	26
2010	9.06	0.23	#	0.10		0.33	(0.30)	—	9.42	7.25	71,926	0.15	0.20	2.50	12
2009	8.00	0.32	#	—	†	1.05	(0.31)	—	9.06	17.13	64,230	0.15	0.23	3.70	35
Balanced Allocation Fund I
Institutional Class
2014(6)	$10.69	$0.10	#	$0.06		$0.43	$—	$—	$11.28	5.52%	$401,599	0.13%	0.13%	1.89%	2%
2013	10.06	0.27	#	0.55		0.21	(0.40)	—	10.69	10.22	387,367	0.13	0.13	2.51	31
2012	9.35	0.31	#	0.30		0.51	(0.41)	—	10.06	12.05	345,254	0.14	0.14	3.06	5
2011	9.64	0.31	#	0.11		(0.31)	(0.40)	—	9.35	1.14	310,267	0.14	0.14	3.14	18
2010	9.00	0.33	#	0.15		0.60	(0.44)	—	9.64	12.04	347,489	0.13	0.13	3.56	19
2009	7.53	0.37	#	0.08		1.46	(0.44)	—	9.00	25.28	326,676	0.14	0.14	4.46	20
Growth Allocation Fund I
Institutional Class
2014(6)	$12.26	$0.08	#	$0.10		$0.49	$—	$—	$12.93	5.47%	$281,788	0.14%	0.14%	1.24%	3%
2013	10.70	0.25	#	0.92		0.83	(0.44)	—	12.26	18.72	271,096	0.14	0.14	2.15	28
2012	9.56	0.25	#	0.36		0.83	(0.30)	—	10.70	15.09	216,331	0.15	0.15	2.41	4
2011	10.08	0.24	#	0.05		(0.51)	(0.30)	—	9.56	(2.21)	197,883	0.15	0.15	2.34	13
2010	9.13	0.24	#	0.07		0.94	(0.30)	—	10.08	13.68	233,557	0.14	0.14	2.60	13
2009	7.35	0.26	#	0.04		1.78	(0.30)	—	9.13	28.22	209,059	0.15	0.15	3.28	13
Aggressive Allocation Fund I
Institutional Class
2014(6)	$14.00	$0.04	#	$0.17		$0.45	$—	$—	$14.66	4.72%	$195,800	0.15%	0.15%	0.51%	3%
2013	11.24	0.21	#	1.40		1.51	(0.36)	—	14.00	27.73	188,861	0.15	0.16	1.62	17
2012	9.74	0.20	#	0.37		1.11	(0.18)	—	11.24	17.31	142,831	0.15	0.16	1.87	8
2011	10.44	0.16	#	0.01		(0.69)	(0.18)	—	9.74	(4.93)	129,466	0.15	0.18	1.51	9
2010	9.21	0.16	#	—	†	1.24	(0.17)	—	10.44	15.23	157,310	0.15	0.16	1.67	5
2009	7.20	0.16	#	—	†	2.06	(0.21)	—	9.21	30.87	143,264	0.15	0.17	2.10	5

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(5)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 1.1%
Federal Home Loan Bank
0.06%, 07/30/14 (Cost $15,047,334)	$15,048,000	$15,047,334

CERTIFICATES OF DEPOSIT — 28.9%
Bank of Montreal CHI
0.22%, 09/05/14†	15,000,000	15,000,000
0.23%, 04/09/15†	10,000,000	10,000,000
Bank of Nova Scotia Houston
0.38%, 10/06/14†	7,000,000	7,002,400
0.20%, 01/06/15†	10,500,000	10,500,000
0.23%, 06/24/15†	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.25%, 08/19/14	13,000,000	13,000,000
0.25%, 08/27/14	9,000,000	8,999,929
Canadian Imperial Bank of Commerce NY
0.22%, 08/08/14†	13,000,000	13,000,000
0.29%, 12/01/14†	10,000,000	10,000,000
0.22%, 06/17/15†	10,000,000	10,000,000
Citibank NA
0.23%, 11/07/14	24,000,000	24,000,000
0.24%, 11/21/14	10,000,000	10,000,000
Credit Suisse NY
0.30%, 11/14/14	17,500,000	17,500,000
Deutsche Bank AG NY
0.32%, 08/22/14†	6,000,000	6,000,000
Mitubishi UFJ Trust and Bank
0.23%, 07/31/14	15,000,000	15,000,000
National Australia Bank, Ltd. NY
0.24%, 08/08/14†	11,000,000	11,000,134
0.23%, 08/14/14†	15,000,000	15,000,000
National Bank of Canada NY
0.22%, 12/20/14†	5,000,000	5,000,000
0.25%, 03/24/15†	14,000,000	14,000,000
Natixis NY
0.27%, 09/03/14†	13,000,000	12,999,755
Rabobank Nederland NV NY
0.27%, 09/16/14†	20,500,000	20,500,000
0.35%, 01/12/15	5,000,000	5,000,000
0.27%, 05/06/15†	8,000,000	8,000,000
Royal Bank of Canada NY
0.24%, 10/23/14	9,250,000	9,250,000
0.23%, 02/23/15†	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.25%, 10/20/14	10,000,000	10,000,000
Societe Generale NY
0.33%, 09/03/14†	7,000,000	7,000,000
State Street Bank and Trust Co.
0.20%, 09/08/14	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation NY
0.25%, 12/03/14	22,000,000	22,000,000
Toronto-Dominion Bank NY
0.22%, 07/24/14†	7,000,000	7,000,000
0.25%, 08/12/14	10,000,000	10,000,000
UBS AG
0.22%, 09/05/14†	10,000,000	10,000,000

	Par	Value
Westpac Banking Corporation NY
0.26%, 07/18/14†	$10,750,000	$10,750,000

Total Certificates of Deposit
(Cost $382,502,218)		382,502,218

COMMERCIAL PAPER — 45.2%
Antalis US Funding Corporation
0.11%, 07/07/14	13,000,000	12,999,762
0.25%, 09/19/14	10,000,000	9,994,445
Bank Nederlandse Gemeenten
0.22%, 08/06/14	8,000,000	7,998,280
Bedford Row Funding Corporation
0.26%, 01/26/15	10,000,000	10,000,000
0.28%, 01/28/15	14,000,000	13,977,024
BNP Paribas Finance, Inc.
0.30%, 08/04/14	5,000,000	4,998,583
Chariot Funding LLC
0.22%, 08/27/14	8,000,000	7,997,213
Charta LLC
0.23%, 11/10/14	20,000,000	19,983,133
0.24%, 11/19/14	8,000,000	7,992,480
Collateralized Commercial Paper II Co., LLC
0.30%, 08/12/14	16,000,000	15,994,400
0.28%, 09/24/14	14,000,000	13,990,744
0.25%, 09/25/14	13,000,000	12,992,236
Commonwealth Bank of Australia
0.23%, 03/23/15 144A†	10,000,000	10,000,000
0.23%, 04/23/15 144A†	10,000,000	9,999,588
0.23%, 05/15/15 144A†	13,000,000	13,000,000
0.24%, 05/18/15 144A†	17,000,000	17,000,000
Credit Agricole North America
0.25%, 09/04/14	18,000,000	17,991,875
DNB Bank ASA
0.23%, 07/17/14	10,000,000	9,999,000
0.23%, 07/28/14	15,000,000	14,997,469
0.22%, 09/04/14	10,000,000	9,996,028
Fairway Finance Co., LLC
0.18%, 07/18/14	20,000,000	20,000,000
Gemini Securitization Corporation LLC
0.12%, 07/07/14	12,000,000	11,999,760
General Electric Capital Corporation
0.20%, 08/04/14	28,000,000	27,994,711
HSBC Bank PLC
0.24%, 10/22/14	15,000,000	15,000,000
0.23%, 10/30/14	12,000,000	12,000,000
ING U.S. Funding LLC
0.25%, 09/02/14	16,000,000	15,993,000
Jupiter Securitization Corporation
0.23%, 07/07/14	18,000,000	17,999,310
0.22%, 09/12/14	8,000,000	7,996,431
Kells Funding LLC
0.23%, 10/15/14	15,000,000	14,999,558
0.23%, 12/09/14	15,000,000	14,999,123
0.24%, 01/07/15	9,000,000	9,000,000
0.23%, 02/13/15	14,500,000	14,500,509
National Australia Funding
0.22%, 03/13/15	15,000,000	15,000,000

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nederlandse Water-schapsbank NV
0.27%, 07/28/14	$2,000,000	$2,000,030
0.27%, 07/30/14	2,000,000	2,000,032
0.28%, 10/27/14 144A†	13,000,000	13,002,175
Old Line Funding LLC
0.22%, 08/13/14	10,000,000	9,997,372
Sheffield Receivables Corporation
0.20%, 08/15/14 144A	18,500,000	18,495,375
Skandinaviska Enskilda Banken AB
0.25%, 09/26/14	20,000,000	19,987,917
Starbird Funding Corporation
0.12%, 07/01/14	21,000,000	21,000,000
Sumitomo Mitsui Banking Corporation
0.24%, 10/07/14	15,000,000	14,990,200
Svenska Handelsbanken AB
0.28%, 12/15/14 144A†	9,800,000	9,800,000
Total Capital Canada, Ltd.
0.07%, 07/10/14	29,000,000	28,999,493
Westpac Banking Corporation
0.24%, 04/17/15 144A†	20,000,000	20,000,000

Total Commercial Paper (Cost $599,657,256)		599,657,256

CORPORATE BOND — 0.4%
Jets Stadium Development LLC
0.12%, 07/02/14 144A† (Cost $4,900,000)	4,900,000	4,900,000

MUNICIPAL BONDS — 14.3%
California Housing Finance Agency, Revenue Bond, Series D
0.04%, 07/07/14†	3,400,000	3,400,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.06%, 07/07/14†	3,000,000	3,000,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.07%, 07/07/14†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.07%, 07/07/14†	17,100,000	17,100,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.07%, 07/07/14†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.06%, 07/07/14†	5,799,000	5,799,000

	Par	Value
Maryland Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.08%, 07/07/14†	$27,575,000	$27,575,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.03%, 07/07/14†	7,400,000	7,400,000
New York City Municipal Water Finance Authority, Revenue Bond, Series B-1B
0.05%, 07/07/14†	5,000,000	5,000,000
New York Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.04%, 07/07/14†	3,100,000	3,100,000
New York Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.04%, 07/07/14†	6,000,000	6,000,000
New York Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.04%, 07/07/14†	3,000,000	3,000,000
New York State Dormitory Authority, City University, Revenue Bond, Series D (LOC—TD Bank NA)
0.05%, 07/07/14†	9,900,000	9,900,000
New York State Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.05%, 07/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A (LOC—Freddie Mac)
0.04%, 07/07/14†	18,000,000	18,000,000
New York State Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.04%, 07/07/14†	4,000,000	4,000,000
New York State Housing Finance Agency, Gotham West Project, Revenue Bond, Series A (LOC—Wells Fargo Bank N.A.)
0.09%, 07/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, Victory Housing, Revenue Bond, Series 2001-A
0.04%, 07/07/14†	2,700,000	2,700,000

See Notes to Financial Statements.

	Par	Value
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA)
0.03%, 07/07/14†	$4,600,000	$4,600,000
Sacramento Housing Authority, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.08%, 07/07/14†	10,190,000	10,190,000
Utah State Board of Regents, Revenue Bond, Series A (LOC—Royal Bank of Canada)
0.10%, 07/07/14†	24,400,000	24,400,000

Total Municipal Bonds (Cost $189,284,000)		189,284,000

TIME DEPOSITS — 2.6%
ING Bank NV
0.10%, 07/07/14	16,000,000	16,000,000
Natixis
0.05%, 07/01/14	18,000,000	18,000,000

Total Time Deposits (Cost $34,000,000)		34,000,000

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bills
0.08%, 09/11/14	20,000,000	19,996,760
0.11%, 06/25/15	25,000,000	24,972,576

		44,969,336

U.S. Treasury Note
0.25%, 10/31/14	22,000,000	22,014,146

Total U.S. Treasury Obligations (Cost $66,983,482)		66,983,482

REPURCHASE AGREEMENTS — 2.5%
Goldman Sachs & Co. 0.10% (dated 06/30/14, due 07/01/14, repurchase price $32,581,091, collateralized by Ginnie Mae, 3.500% to 6.000%, due 10/15/25 to 01/15/44, total market value $33,232,621) (Cost $32,581,000)	32,581,000	32,581,000

TOTAL INVESTMENTS — 100.0% (Cost $1,324,955,290)		1,324,955,290
Other Assets in Excess of Liabilities — 0.0%		79,604

NET ASSETS — 100.0%		$1,325,034,894

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	45.2
Certificates of Deposit	28.9
Municipal Bonds	14.3
U.S. Treasury Obligations	5.0
Time Deposits	2.6
Repurchase Agreements	2.5
Agency Obligation	1.1
Corporate Bond	0.4

100.0

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$15,047,334	$—	$15,047,334	$—
Certificates of Deposit	382,502,218	—	382,502,218	—
Commercial Paper	599,657,256	—	599,657,256	—
Corporate Bond	4,900,000	—	4,900,000	—
Municipal Bonds	189,284,000	—	189,284,000	—
Repurchase Agreements	32,581,000	—	32,581,000	—
Time Deposits	34,000,000	—	34,000,000	—
U.S. Treasury Obligations	66,983,482	—	66,983,482	—

Total Assets — Investments in Securities	$1,324,955,290	$—	$1,324,955,290	$—

See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank
1.63%, 04/28/17	$8,200,000	$8,292,406
0.60%, 05/28/19 STEP	1,400,000	1,400,262
Small Business Administration
6.95%, 11/01/16	84,241	87,992

Total Agency Obligations (Cost $9,776,281)		9,780,660

ASSET-BACKED SECURITIES — 9.6%
Aircraft Lease Securitisation, Ltd.
0.41%, 05/10/32 144A†	475,184	471,370
Ally Master Owner Trust
0.60%, 04/15/18†	1,400,000	1,402,535
American Express Credit Account Master Trust
0.98%, 05/15/19	2,250,000	2,252,934
1.26%, 01/15/20	3,000,000	2,999,940
American Homes 4 Rent
0.00%, 06/17/31 144AΩ†	440,000	441,085
1.25%, 06/17/31 144A†	550,000	551,356
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,269,137
1.31%, 11/08/17	370,000	372,287
0.96%, 04/09/18	1,200,000	1,204,711
1.19%, 05/08/18	785,000	787,171
1.66%, 09/10/18	500,000	503,413
1.79%, 03/08/19	980,000	988,452
2.72%, 09/09/19	400,000	409,842
2.29%, 11/08/19	655,000	662,772
2.15%, 03/09/20	825,000	827,221
Apidos CDO
1.38%, 04/15/25 144A†	2,090,000	2,061,691
1.93%, 04/15/25 144A†	250,000	245,500
Asset-Backed Securities Corporation Home Equity Loan Trust
0.70%, 09/25/34†	50,356	50,060
BA Credit Card Trust
0.53%, 06/15/21†	1,110,000	1,110,036
Babson CLO, Ltd.
1.33%, 04/20/25 144A†	2,300,000	2,278,504
Bear Stearns Asset Backed Securities Trust
0.60%, 12/25/42†	136,387	133,591
Bear Stearns Asset-Backed Securities Trust
1.15%, 10/25/37†	778,114	722,391
0.34%, 01/25/47†	205,197	203,797
BNC Mortgage Loan Trust
0.21%, 03/25/37†	155,708	153,552
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	260,927
1.74%, 10/22/18	270,000	270,488
Cent CLO 18, Ltd.
1.35%, 07/23/25 144A†Δ	1,400,000	1,380,079
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	969,137	970,753
Citibank Credit Card Issuance Trust
1.32%, 09/07/18	493,000	497,719

	Par	Value
1.02%, 02/22/19	$2,600,000	$2,598,679
5.65%, 09/20/19	3,500,000	3,975,223
Colony American Homes
1.40%, 05/17/31 144A†	578,220	581,121
Colony American Homes Single-Family Rental Pass-Through Certificates
1.10%, 07/17/31 144A†	850,000	850,522
Conseco Financial Corporation
6.04%, 11/01/29	7,674	7,911
Credit Acceptance Auto Loan Trust
1.50%, 04/15/21 144A	1,410,000	1,414,242
Credit-Based Asset Servicing and Securitization LLC
0.59%, 05/25/35†	373,247	370,912
Crusade ABS Trust
3.66%, 07/12/23(A)†	1,174,613	1,109,496
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	569,357	418,774
Drug Royalty II LP 2
3.08%, 07/15/23+ 144A†@	300,000	300,000
Dryden XXVIII Senior Loan Fund
1.32%, 08/15/25 144A†	930,000	919,056
1.77%, 08/15/25 144A†	1,175,000	1,137,132
DT Auto Owner Trust
1.85%, 04/17/17 144A	401,057	401,252
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	716,625	718,009
FHLMC Structured Pass-Through Securities
0.41%, 08/25/31†	605,691	591,951
Ford Credit Floorplan Master Owner Trust
1.39%, 09/15/16	790,000	791,189
Gracechurch Card Funding PLC
0.96%, 02/15/17 144A(E)†	800,000	1,099,694
Great America Leasing Receivables Funding LLC
1.83%, 06/17/19 144A	200,000	200,665
HLSS Servicer Advance Receivables Backed Notes
1.29%, 09/15/44 144A	735,000	735,368
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/45 144A	395,000	395,316
1.50%, 01/16/46 144A	700,000	700,350
Huntington Auto Trust
0.38%, 09/15/15	34,100	34,101
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	93,915	94,267
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 144A†	783,209	786,906
Invitation Homes 2014-SFR1 Trust
1.15%, 06/17/31 144A†	2,420,000	2,423,707
JP Morgan Mortgage Acquisition Corporation
0.64%, 07/25/35†	325,455	322,900
0.33%, 02/25/36†	480,509	457,139
LA Arena Funding LLC
7.66%, 12/15/26 144A	336,893	376,746

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	$217,643	$217,801
Motor 2012 PLC
1.29%, 02/25/20 144A	134,400	134,551
Oaktree Enhanced Income Funding, Series III Ltd.
1.43%, 07/20/23 144A†	900,000	899,877
1.88%, 07/20/23 144A†	1,300,000	1,290,754
Octagon Investment Partners XIX, Ltd.
1.75%, 04/15/26 144A†	1,900,000	1,899,350
2.23%, 04/15/26 144A†	905,000	904,998
OHA Intrepid Leveraged Loan Fund, Ltd.
1.15%, 04/20/21 144A†	1,345,483	1,345,251
Red & Black Auto France
0.95%, 12/28/21(E)†	140,360	192,440
Santander Drive Auto Receivables Trust
3.11%, 05/16/16	1,155,000	1,163,734
0.80%, 10/17/16 144A	855,994	856,865
1.94%, 03/15/18	270,000	273,913
3.01%, 04/16/18	1,305,000	1,338,137
2.70%, 08/15/18	300,000	308,139
1.78%, 11/15/18 144A	1,770,000	1,790,665
1.76%, 01/15/19	1,690,000	1,705,191
3.12%, 10/15/19 144A	1,025,000	1,062,834
SLM Private Credit Student Loan Trust
0.43%, 06/15/21†	614,831	609,431
0.63%, 03/15/22†	441,107	440,633
SLM Private Education Loan Trust
1.25%, 12/15/21 144A†	190,925	191,685
1.00%, 02/15/22 144A†	1,058,529	1,063,768
1.25%, 08/15/23 144A†	849,280	855,678
0.90%, 10/16/23 144A†	321,967	323,099
1.55%, 12/15/23 144A†	977,831	985,945
1.30%, 01/15/26 144A†	1,245,000	1,260,510
2.59%, 01/15/26 144A	555,000	561,960
3.40%, 05/16/44 144A†	2,276,133	2,420,197
Structured Asset Securities Corporation Mortgage Loan Trust
1.65%, 04/25/35†	634,194	615,102
Trade MAPS 1, Ltd.
0.85%, 12/10/18 144A†	1,500,000	1,505,160
Turbo Finance 2 PLC
5.50%, 02/20/19(U)	848,000	1,477,469
Tyron Park CLO, Ltd.
1.35%, 07/15/25 144A†	1,270,000	1,256,901
1.78%, 07/15/25 144A†	1,175,000	1,145,808
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	3,375,000	3,375,837
World Omni Master Owner Trust
0.50%, 02/15/18 144A†	750,000	750,866

Total Asset-Backed Securities (Cost $83,485,507)		83,520,491

	Par	Value
CORPORATE BONDS — 24.7%
AbbVie, Inc.
1.75%, 11/06/17Δ	$1,130,000	$1,137,083
ADT Corporation
4.13%, 04/15/19Δ	1,200,000	1,210,500
AES Corporation
0.13%, 06/01/19Ω†	800,000	808,000
3.23%, 06/01/19†	100,000	101,000
Air Lease Corporation
4.50%, 01/15/16Δ	1,700,000	1,783,938
3.38%, 01/15/19Δ	625,000	646,094
Ally Financial, Inc.
6.75%, 12/01/14Δ	700,000	716,188
8.30%, 02/12/15	300,000	313,125
4.63%, 06/26/15	500,000	516,875
2.75%, 01/30/17	1,400,000	1,419,250
American Express Credit Corporation
1.13%, 06/05/17Δ	630,000	629,790
0.78%, 03/18/19†	4,900,000	4,932,889
American Express, Co.
0.82%, 05/22/18†	1,240,000	1,250,459
American Honda Finance Corporation
1.13%, 10/07/16	500,000	503,220
American International Group, Inc.
2.38%, 08/24/15	320,000	325,841
AmeriGas Partners LP
6.25%, 08/20/19	500,000	536,250
Amgen, Inc.
1.25%, 05/22/17	1,210,000	1,209,771
Amsouth Bank
5.20%, 04/01/15	1,000,000	1,031,787
ARC Properties Operating Partnership LP
2.00%, 02/06/17 144A	2,450,000	2,457,438
Ashland, Inc.
3.00%, 03/15/16Δ	240,000	246,000
3.88%, 04/15/18	1,480,000	1,529,950
Astoria Financial Corporation
5.00%, 06/19/17	770,000	837,076
Autodesk, Inc.
1.95%, 12/15/17	350,000	353,958
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	900,000	935,041
4.63%, 01/31/18 144AΔ	500,000	526,250
Bank of America Corporation
3.75%, 07/12/16	920,000	968,277
6.50%, 08/01/16	1,582,000	1,754,337
5.63%, 10/14/16	1,500,000	1,647,796
6.40%, 08/28/17	400,000	457,243
6.00%, 09/01/17	850,000	960,977
5.75%, 12/01/17	1,700,000	1,918,968
2.00%, 01/11/18	800,000	805,845
1.30%, 03/22/18†	1,200,000	1,216,553
6.88%, 04/25/18	800,000	943,311
1.27%, 01/15/19†	280,000	283,909
2.60%, 01/15/19	2,291,000	2,320,419
2.65%, 04/01/19Δ	2,778,000	2,818,909
Bank of New York Mellon Corporation
0.79%, 08/01/18†	640,000	644,508

See Notes to Financial Statements.

	Par	Value
BB&T Corporation
1.60%, 08/15/17Δ	$340,000	$343,360
Cameron International Corporation
1.40%, 06/15/17	270,000	271,079
Capital One Financial Corporation
1.00%, 11/06/15	920,000	922,830
CareFusion Corporation
1.45%, 05/15/17	1,250,000	1,249,941
Case New Holland Industrial, Inc.
7.88%, 12/01/17	380,000	444,600
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	305,758
Chesapeake Energy Corporation
3.48%, 04/15/19†	3,300,000	3,339,188
Cisco Systems, Inc.
0.51%, 03/03/17†	1,000,000	1,004,637
1.10%, 03/03/17	900,000	903,388
CIT Group, Inc.
4.75%, 02/15/15 144A	2,800,000	2,861,250
4.25%, 08/15/17	1,950,000	2,038,969
Citigroup, Inc.
4.59%, 12/15/15	400,000	421,808
1.02%, 04/01/16†	1,160,000	1,167,866
3.95%, 06/15/16Δ	1,360,000	1,435,581
1.19%, 07/25/16†	3,200,000	3,236,387
4.45%, 01/10/17Δ	450,000	484,945
0.77%, 03/10/17†	1,300,000	1,301,569
Computer Sciences Corporation
2.50%, 09/15/15Δ	210,000	213,818
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,230
1.30%, 01/25/16	240,000	242,088
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	494,249	523,904
Cox Communications, Inc.
6.25%, 06/01/18 144A	1,250,000	1,422,472
Crane Co.
2.75%, 12/15/18	600,000	614,314
Daimler Finance North America LLC
1.30%, 07/31/15 144A	500,000	504,188
1.25%, 01/11/16 144A	530,000	534,822
0.91%, 08/01/16 144A†	200,000	201,928
1.13%, 03/10/17 144A	300,000	299,800
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	321,000
Devon Energy Corporation
1.20%, 12/15/16	560,000	562,036
Digital Realty Trust LP
4.50%, 07/15/15Δ	905,000	930,992
DIRECTV Holdings LLC
3.13%, 02/15/16Δ	320,000	331,843
Discover Bank
2.00%, 02/21/18	1,380,000	1,389,432
DISH DBS Corporation
7.75%, 05/31/15	1,000,000	1,061,875
Eaton Corporation
0.95%, 11/02/15	450,000	452,133
EchoStar DBS Corporation
7.13%, 02/01/16	1,800,000	1,950,750

	Par	Value
Enterprise Products Operating LLC
1.25%, 08/13/15	$230,000	$231,684
ERAC USA Finance LLC
1.40%, 04/15/16 144A	180,000	181,464
6.38%, 10/15/17 144A	1,000,000	1,151,014
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	379,603
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	366,803	372,830
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	338,953
Fifth Third Bank
1.15%, 11/18/16	700,000	702,675
First Republic Bank
2.38%, 06/17/19	400,000	402,164
Ford Motor Credit Co., LLC
3.98%, 06/15/16	1,600,000	1,691,472
8.00%, 12/15/16	1,820,000	2,116,571
3.00%, 06/12/17Δ	560,000	584,632
1.06%, 03/12/19†	4,460,000	4,489,713
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	200,822
2.15%, 03/01/17	210,000	214,477
GATX Corporation
2.50%, 03/15/19Δ	500,000	503,814
General Electric Capital Corporation
0.88%, 07/12/16†	1,380,000	1,393,225
General Motors Co.
3.50%, 10/02/18 144AΔ	953,000	976,825
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	863,000	877,563
General Motors Financial Co., Inc.
2.75%, 05/15/16	1,100,000	1,118,562
Genzyme Corporation
3.63%, 06/15/15	395,000	407,372
Glencore Funding LLC
1.59%, 01/15/19 144A†Δ	1,200,000	1,207,104
GMAC, Inc.
6.75%, 12/01/14	100,000	102,500
Goldman Sachs Group, Inc.
1.60%, 11/23/15	640,000	646,863
5.35%, 01/15/16	761,000	812,211
3.63%, 02/07/16Δ	2,874,000	2,996,671
5.75%, 10/01/16Δ	135,000	148,617
6.25%, 09/01/17Δ	1,092,000	1,244,098
5.95%, 01/18/18	2,003,000	2,277,351
2.38%, 01/22/18	897,000	911,710
1.42%, 04/30/18†	1,250,000	1,271,365
1.32%, 11/15/18†	4,500,000	4,566,294
1.32%, 11/15/18†	580,000	588,545
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	341,892
HCA, Inc.
3.75%, 03/15/19	1,000,000	1,011,250
7.25%, 09/15/20Δ	360,000	386,550
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	418,255

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.20%, 06/01/16	$1,546,000	$1,697,103
Healthcare Realty Trust, Inc.
6.50%, 01/17/17	235,000	264,372
Hess Corporation
1.30%, 06/15/17	310,000	310,747
Hewlett-Packard Co.
1.17%, 01/14/19†	520,000	524,720
HSBC Finance Corporation
0.66%, 06/01/16†	400,000	400,300
HSBC USA, Inc.
1.11%, 09/24/18†	800,000	810,487
Huntington National Bank
1.30%, 11/20/16	500,000	502,468
0.65%, 04/24/17†	250,000	250,348
1.38%, 04/24/17Δ	290,000	290,968
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	504,684
3.75%, 04/06/16 144A	190,000	198,932
1.45%, 02/06/17 144AΔ	800,000	803,523
IAC/InterActiveCorp
4.88%, 11/30/18	300,000	314,250
Ingredion, Inc.
3.20%, 11/01/15	200,000	206,178
International Lease Finance Corporation
4.88%, 04/01/15	1,350,000	1,386,281
8.63%, 09/15/15	600,000	651,000
5.75%, 05/15/16	1,000,000	1,073,125
6.75%, 09/01/16 144A	800,000	889,000
3.88%, 04/15/18	795,000	816,366
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	287,869
IPALCO Enterprises, Inc.
7.25%, 04/01/16 144A	400,000	438,000
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	335,194
Jackson National Life Global Funding
1.25%, 02/21/17 144A	600,000	598,912
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	566,582
2.40%, 03/15/19Δ	620,000	623,435
John Deere Capital Corporation
1.05%, 10/11/16	480,000	482,596
1.13%, 06/12/17	840,000	842,389
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	130,015
JPMorgan Chase & Co.
0.85%, 02/26/16†	1,100,000	1,106,674
3.45%, 03/01/16	1,249,000	1,303,886
3.15%, 07/05/16	2,252,000	2,348,514
0.74%, 02/15/17†	3,400,000	3,414,579
1.35%, 02/15/17	1,240,000	1,245,202
2.00%, 08/15/17Δ	1,000,000	1,017,721
1.13%, 01/25/18†	3,610,000	3,664,049
KeyCorp
3.75%, 08/13/15Δ	360,000	372,510
Kroger Co.
2.20%, 01/15/17	500,000	513,366
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#	600,000	119,250

	Par	Value
Lennar Corporation
4.50%, 06/15/19	$1,000,000	$1,023,750
Liberty Property LP
6.63%, 10/01/17	375,000	429,251
Life Technologies Corporation
3.50%, 01/15/16	800,000	831,353
Manufacturers & Traders Trust Co.
1.25%, 01/30/17Δ	700,000	702,748
Marsh & McLennan Cos., Inc.
2.55%, 10/15/18	495,000	506,428
Masco Corporation
4.80%, 06/15/15	365,000	377,907
6.13%, 10/03/16	500,000	553,125
Maxim Integrated Products, Inc.
2.50%, 11/15/18	1,350,000	1,367,349
McKesson Corporation
1.29%, 03/10/17Δ	300,000	300,991
Morgan Stanley
1.48%, 02/25/16†	930,000	943,379
5.75%, 10/18/16	6,600,000	7,282,328
4.75%, 03/22/17	1,015,000	1,105,782
1.51%, 04/25/18†	1,520,000	1,551,575
2.13%, 04/25/18Δ	234,000	236,786
Motorola Solutions, Inc.
6.00%, 11/15/17Δ	400,000	454,534
Mylan, Inc.
1.80%, 06/24/16Δ	180,000	182,637
Nabors Industries, Inc.
2.35%, 09/15/16	1,100,000	1,123,556
National Oilwell Varco, Inc.
1.35%, 12/01/17Δ	660,000	660,732
Naviet Corporation
6.25%, 01/25/16	3,000,000	3,198,750
NBCUniversal Enterprise, Inc.
0.91%, 04/15/18 144A†	355,000	359,284
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,193,322
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/15	170,000	171,073
1.34%, 09/01/15	4,300,000	4,332,809
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	912,462
1.95%, 09/12/17 144A	520,000	526,992
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	135,265	146,316
Ohio Power Co.
6.05%, 05/01/18	1,000,000	1,152,404
Omnicom Group, Inc.
5.90%, 04/15/16Δ	285,000	309,552
PACCAR Financial Corporation
1.05%, 06/05/15	220,000	221,598
0.75%, 05/16/16	270,000	270,806
1.10%, 06/06/17	250,000	249,928
0.83%, 12/06/18†	250,000	252,566
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	1,004,500
Penske Truck Leasing Co. LP
2.50%, 03/15/16 144A	1,650,000	1,696,784
3.38%, 03/15/18 144A	1,115,000	1,176,363
2.50%, 06/15/19 144A	190,000	190,568

See Notes to Financial Statements.

	Par	Value
Phillips 66
2.95%, 05/01/17Δ	$210,000	$220,236
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	2,410,000	2,638,480
Plains Exploration & Production Co.
6.50%, 11/15/20	540,000	605,475
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	533,008
ProLogis LP
6.63%, 05/15/18Δ	1,000,000	1,168,117
Prudential Covered Trust
3.00%, 09/30/15 144A	640,000	655,766
Prudential Financial, Inc.
1.00%, 08/15/18†	500,000	501,124
QVC, Inc.
3.13%, 04/01/19	750,000	762,758
7.50%, 10/01/19 144A	725,000	762,072
Regions Financial Corporation
2.00%, 05/15/18Δ	1,250,000	1,246,752
Retail Property Trust
7.88%, 03/15/16 144A	2,000,000	2,231,550
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,156,156
SBA Tower Trust
4.25%, 04/15/40 144A@	510,000	523,803
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	509,195	540,532
SunTrust Bank
1.35%, 02/15/17	1,240,000	1,246,159
Tesoro Corporation
4.25%, 10/01/17Δ	550,000	577,500
T-Mobile USA, Inc.
5.25%, 09/01/18Δ	600,000	632,250
Toyota Motor Credit Corp
1.13%, 05/16/17Δ	1,260,000	1,263,139
Union Bank NA
0.98%, 09/26/16†	600,000	606,339
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	380,131	432,399
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	552,897	633,067
UnitedHealth Group, Inc.
1.40%, 10/15/17	210,000	210,965
USG Corporation
8.38%, 10/15/18 144AΔ	100,000	105,700
Ventas Realty LP
1.55%, 09/26/16	414,000	418,442
1.25%, 04/17/17	230,000	230,187
2.00%, 02/15/18Δ	298,000	300,700
Verizon Communications, Inc.
1.35%, 06/09/17Δ	840,000	840,322
1.98%, 09/14/18†	570,000	601,989
Vesey Street Investment Trust
4.40%, 09/01/16 STEP	700,000	747,202
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,061,498
Voya Financial, Inc.
2.90%, 02/15/18	1,600,000	1,659,408

	Par	Value
WEA Finance LLC
5.75%, 09/02/15 144A@	$1,500,000	$1,622,108
WellPoint, Inc.
2.38%, 02/15/17Δ	1,060,000	1,090,629
2.30%, 07/15/18Δ	1,000,000	1,018,778
Wells Fargo & Co.
1.15%, 06/02/17Δ	990,000	988,964
0.86%, 04/23/18†	270,000	272,595
Wells Fargo Bank NA
4.75%, 02/09/15	1,000,000	1,026,942
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	201,499
2.00%, 10/20/17 144A	200,000	203,096
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	834,600
Xcel Energy, Inc.
0.75%, 05/09/16	410,000	410,607

Total Corporate Bonds (Cost $212,126,395)		214,506,113

FOREIGN BONDS — 13.7%
Australia — 1.2%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	1,500,000	1,634,718
Australia & New Zealand Banking Group, Ltd.
0.78%, 05/15/18†Δ	1,230,000	1,238,740
Macquarie Bank, Ltd.
3.45%, 07/27/15 144A@	750,000	771,848
2.00%, 08/15/16 144A@	1,500,000	1,528,033
5.00%, 02/22/17 144A@Δ	250,000	272,620
Macquarie Group, Ltd.
1.22%, 01/31/17 144A†	1,240,000	1,242,361
4.88%, 08/10/17 144AΔ	355,000	387,560
National Australia Bank, Ltd.
1.30%, 06/30/17 144A	1,190,000	1,189,446
Perpetual Trustee- Apollo
3.96%, 10/03/40(A)	756,179	720,154
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	450,057
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144AΔ	675,837	721,456

		10,156,993

Bermuda — 0.1%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,000,000	1,110,000

Brazil — 0.2%
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	731,300
Banco Santander Brasil SA
4.63%, 02/13/17 144A	1,000,000	1,068,750

		1,800,050

Canada — 0.4%
Husky Energy, Inc.
7.25%, 12/15/19	605,000	751,687
Nexen Energy ULC
5.20%, 03/10/15	790,000	816,609
Thomson Reuters Corporation
0.88%, 05/23/16Δ	600,000	600,036
TransAlta Corporation
1.90%, 06/03/17Δ	250,000	251,155

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Xstrata Finance Canada, Ltd.
2.70%, 10/25/17 144AΔ	$1,290,000	$1,325,185

		3,744,672

Cayman Islands — 0.4%
Baidu, Inc.
2.25%, 11/28/17	440,000	446,046
Hutchison Whampoa International, (12) (II) Ltd.
2.00%, 11/08/17 144A	370,000	374,243
IPIC GMTN, Ltd.
3.13%, 11/15/15 144AΔ	330,000	341,035
Petrobras International Finance Co.
3.88%, 01/27/16	590,000	609,794
Seagate HDD Cayman
3.75%, 11/15/18 144A	985,000	1,009,625
Trafford Centre Finance, Ltd.
0.73%, 07/28/15(U)†	34,890	59,334
XLIT, Ltd.
2.30%, 12/15/18Δ	400,000	398,240

		3,238,317

Chile — 0.6%
Banco del Estado de Chile
2.00%, 11/09/17 144A	1,100,000	1,113,609
Banco Santander Chile
1.83%, 01/19/16 144A†	2,500,000	2,508,486
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,307,210

		4,929,305

Colombia — 0.0%
Bancolombia SA
4.25%, 01/12/16	210,000	220,238

Costa Rica — 0.1%
Banco Nacional de Costa Rica
4.88%, 11/01/18 144AΔ	500,000	513,750

France — 2.9%
Banque Federative du Credit Mutuel SA
1.08%, 10/28/16 144A†	1,425,000	1,435,643
BNP Paribas SA
0.82%, 12/12/16†	500,000	501,890
BPCE SA
1.48%, 04/25/16†	680,000	690,834
1.63%, 02/10/17Δ	440,000	443,898
0.84%, 06/23/17†	1,250,000	1,249,622
Credit Agricole SA
1.39%, 04/15/16 144A†	960,000	971,831
1.03%, 04/15/19 144A†	1,260,000	1,271,112
1.03%, 04/15/19 144A†@	3,300,000	3,329,103
Dexia Credit Local SA
0.60%, 11/07/16 144A†@	3,000,000	3,009,408
0.63%, 01/11/17†	9,800,000	9,840,631
Electricite de France
1.15%, 01/20/17 144A	777,000	777,650
RCI Banque SA
1.22%, 04/07/15(E)†	900,000	1,226,799

		24,748,421

Germany — 0.3%
Deutsche Bank AG
1.35%, 05/30/17Δ	2,500,000	2,500,948

	Par	Value
Iceland — 0.1%
Iceland Government International Bond
4.88%, 06/16/16	$860,000	$905,150

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17 144A@	700,000	705,250

Italy — 0.8%
Enel SpA
4.88%, 02/20/18(E)	1,500,000	2,315,817
Intesa Sanpaolo SpA
1.31%, 04/11/16Ω†	3,300,000	3,330,653
2.38%, 01/13/17	1,250,000	1,269,650

		6,916,120

Japan — 0.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.64%, 03/10/17 144A†@	3,000,000	3,001,230
1.20%, 03/10/17 144AΔ	620,000	619,738
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	201,549
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	490,801
Sumitomo Mitsui Banking Corporation
0.90%, 01/18/16	390,000	390,645

		4,703,963

Luxembourg — 0.1%
ArcelorMittal
4.25%, 08/05/15Δ	600,000	618,000

Mexico — 0.6%
America Movil SAB de CV
6.00%, 06/09/19(M)	4,000,000	316,491
Kansas City Southern de Mexico SA de CV
0.93%, 10/28/16†	1,000,000	1,003,446
Mexico Cetes
1.37%, 08/21/14(M)Ω†	200,000,000	1,535,175
Petroleos Mexicanos
2.25%, 07/18/18†Δ	820,000	853,358
5.50%, 01/21/21	1,400,000	1,578,500

		5,286,970

Netherlands — 0.2%
ABN AMRO Bank NV
1.03%, 10/28/16 144A†	600,000	605,715
GMAC International Finance BV
7.50%, 04/21/15(E)	400,000	575,511
ING Bank NV
0.57%, 01/04/16 144A†@	250,000	250,019

		1,431,245

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144A	580,000	583,531
1.40%, 04/27/17 144AΔ	660,000	661,713

		1,245,244

See Notes to Financial Statements.

	Par	Value
Norway — 0.0%
Eksportfinans ASA
2.38%, 05/25/16Δ	$300,000	$300,750

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	311,960

Peru — 0.1%
BBVA Banco Continental SA
2.25%, 07/29/16 144AΔ	500,000	506,250

Singapore — 0.3%
DBS Bank, Ltd.
5.00%, 11/15/19	3,000,000	3,036,657

South Korea — 3.2%
Export-Import Bank of Korea
1.08%, 09/17/16†	800,000	806,411
5.38%, 10/04/16 144A@	1,300,000	1,426,532
Hana Bank
1.35%, 11/09/16†	1,500,000	1,517,478
3.50%, 10/25/17	800,000	847,440
Hyundai Capital Services, Inc.
4.38%, 07/27/16Δ	1,657,000	1,763,353
4.38%, 07/27/16 144A	2,900,000	3,086,134
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,045,374
Kookmin Bank
1.10%, 01/27/17 144A†	3,300,000	3,320,104
Korea Development Bank
3.88%, 05/04/17	4,800,000	5,114,846
Korea Exchange Bank
1.75%, 09/27/15	500,000	505,226
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,012,396
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	3,075,381
KT Corporation
1.75%, 04/22/17 144A	2,000,000	2,007,794

		27,528,469

Spain — 0.1%
Instituto de Credito Oficial
1.13%, 04/01/16 144A	1,300,000	1,298,637

Switzerland — 0.3%
Credit Suisse NY
1.38%, 05/26/17Δ	2,800,000	2,810,990

United Kingdom — 0.6%
Anglo American Capital PLC
1.18%, 04/15/16 144A†	300,000	301,085
AXIS Specialty Finance PLC
2.65%, 04/01/19	600,000	605,843
Barclays Bank PLC
0.81%, 02/17/17†	890,000	893,358
HBOS PLC
6.75%, 05/21/18 144A	480,000	553,934
HSBC Bank PLC
0.86%, 05/15/18 144A†Δ	1,190,000	1,202,092
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18 144A	700,000	724,500
Rofin
1.97%, 08/16/46	466,169	802,754

		5,083,566

	Par	Value
Virgin Islands (British) — 0.4%
Sinopec Group Overseas Development 2014, Ltd.
1.01%, 04/10/17 144A†	$3,000,000	$3,004,500
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	365,272

		3,369,772

Total Foreign Bonds (Cost $117,888,988)		119,021,687

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 1.4%
Germany — 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	4,100,000	6,301,413

Italy — 0.7%
Italy Buoni Poliennali Del Tesoro
2.45%, 03/26/16(E)	4,300,000	6,088,135

Total Foreign Government Inflation-Linked Bonds (Cost $12,338,726)		12,389,548

LOAN AGREEMENTS — 0.2%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20	720,375	721,600
FMG Resources August 2006 Proprietary, Ltd. Term Loan
4.25%, 06/30/19	843,625	843,945
H.J. Heinz Co. Bank Loan Term B2 Loan
3.50%,06/05/20	207,900	209,364

Total Loan Agreements (Cost $1,788,958)		1,774,909

MORTGAGE-BACKED SECURITIES — 22.7%
Adjustable Rate Mortgage Trust
3.97%, 03/25/37†	1,791,898	1,397,417
Alternative Loan Trust
6.00%, 10/25/32	20,815	20,312
American Home Mortgage Investment Trust
2.17%, 10/25/34†	395,576	397,807
American Home Mortgage Assets Trust
1.04%, 11/25/46†	929,945	518,249
Arran Residential Mortgages Funding PLC
1.68%, 11/19/47 144A†	1,294,777	1,310,614
Banc of America Commercial Mortgage Trust
5.45%, 01/15/49	186,298	186,349
5.77%, 06/10/49†	863,970	934,971
6.02%, 02/10/51†	1,290,000	1,443,920
Banc of America Mortgage 2003-L Trust
2.74%, 01/25/34†	521,225	514,198
Banc of America Mortgage 2004-I Trust
2.75%, 10/25/34†	441,798	441,633

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Banc of America Funding 2006 J Trust
2.94%, 01/20/47†	$530,804	$411,691
Banc of America Mortgage Trust
6.50%, 10/25/31	73,969	77,790
Bear Stearns Adjustable Rate Mortgage Trust
2.77%, 01/25/34†	297,276	298,783
2.96%, 07/25/34†	419,233	420,522
2.76%, 10/25/34†	87,018	86,707
2.58%, 03/25/35†	678,545	688,412
Bear Stearns Alt-A Trust
0.89%, 11/25/34†	220,614	220,624
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 03/11/39†	1,505,056	1,598,934
5.32%, 02/11/44	1,197,717	1,307,400
5.74%, 06/11/50	487,236	487,342
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	416,565
COBALT CMBS Commercial Mortgage Trust
5.97%, 05/15/46†	1,040,000	1,146,506
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	1,160,000	1,249,963
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,214,652	1,240,255
COMM 2012-CCRE2 Mortgage Trust
0.00%, 08/15/45 IOΩ†	2,043,023	218,811
COMM 2013-CCRE11 Mortgage Trust
0.00%, 10/10/46 IOΩ†	5,984,444	467,535
COMM 2013-CCRE12 Mortgage Trust
2.90%, 10/10/46	2,055,000	2,136,497
COMM 2013-CCRE7 Mortgage Trust
0.00%, 03/10/46 IOΩ†	5,752,456	487,391
COMM 2013-FL3 Mortgage Trust
1.67%, 10/13/28 144A†	1,324,104	1,330,348
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/35 144A	698,914	685,828
Commercial Mortgage Pass Through Certificates
1.05%, 06/11/27+ 144A†	3,400,000	3,400,000
Commercial Mortgage Trust
5.74%, 12/10/49	2,185,387	2,429,510
Countrywide Home Loan Mortgage Pass-Through Trust
0.69%, 02/25/35†	178,340	168,972
Credit Suisse Commercial Mortgage Trust
6.05%, 09/15/39†	207,200	208,128
5.62%, 09/15/40†	500,691	532,921
6.03%, 02/15/41†	451,104	452,514
Crusade Global Trust
0.28%, 11/15/37†	1,585,462	1,571,801
CSMC Series 2011-1R
1.15%, 02/27/47 144A†	359,461	359,045

	Par	Value
CSMC Trust 13-IVR3
1.55%, 05/25/43 144A†	$631,547	$594,631
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,241,021	1,163,054
DBRR 2011-C32 Trust
5.93%, 06/17/49 144A†	1,805,000	1,939,581
DBRR 2012- EZ1 Trust
0.95%, 09/25/45 144A	76,115	76,134
Del Coronado Trust 2013-DEL
0.95%, 03/15/26 144A†	530,000	529,417
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	465,518	374,526
5.89%, 10/25/36 STEP	465,518	374,840
Fannie Mae Connecticut Avenue Securities
2.15%, 10/25/23†	1,160,116	1,190,813
1.75%, 01/25/24†	1,191,896	1,212,270
1.10%, 05/25/24†	1,734,168	1,735,531
Fannie Mae Grantor Trust
3.31%, 02/25/32	79,937	81,741
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	762,782	767,613
FDIC Guaranteed Notes Trust
0.87%, 12/04/20 144A†	1,606,565	1,615,992
3.25%, 04/25/38 144A	443,873	457,769
0.70%, 02/25/48 144A†	212,877	212,972
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	150,429	159,697
5.00%, 02/01/19	182,078	193,320
5.00%, 12/01/19	335,860	356,515
5.50%, 05/01/22	1,097,314	1,180,653
2.48%, 07/01/27†	12,438	13,019
2.38%, 11/01/31†	53,463	56,764
2.38%, 04/01/32†	10,165	10,797
2.16%, 06/01/33†	890,102	940,128
2.38%, 10/01/34†	219,870	234,681
2.32%, 08/01/35†	817,112	871,652
2.00%, 09/01/35†	456,154	476,839
2.27%, 10/01/35†	671,325	710,704
2.19%, 04/01/36†	564,579	595,856
5.50%, 05/01/38	653,212	728,109
5.50%, 02/01/40	204,333	227,762
Federal Home Loan Mortgage Corporation REMIC
4.00%, 08/15/25 STEP	416,417	435,311
3.50%, 08/15/41	3,171,681	3,363,708
4.50%, 09/15/41	987,999	1,062,970
4.50%, 11/15/41	1,057,421	1,155,771
Federal National Mortgage Association
0.50%, 01/25/17	1,489,260	1,491,616
5.00%, 07/01/19	77,907	82,936
5.00%, 05/01/21	675,061	718,478
5.00%, 11/01/21	285,031	303,387
2.20%, 12/01/24 CONV†	18,918	19,026
9.00%, 05/01/25	7,940	7,976
9.00%, 07/01/25	19,611	19,699
3.50%, 07/01/26 TBA	7,070,000	7,493,096
3.00%, 07/01/27 TBA	8,900,000	9,244,875
2.00%, 07/18/27 TBA	1,800,000	1,777,570
2.50%, 12/01/27	2,841,722	2,890,392
2.50%, 02/01/28	338,442	344,867
2.50%, 03/01/28	259,937	264,668

See Notes to Financial Statements.

	Par	Value
2.50%, 04/01/28	$2,515,298	$2,560,733
2.50%, 05/01/28	2,928,060	2,980,902
2.34%, 09/01/31†	79,871	85,217
1.45%, 08/01/32†	776,078	811,025
5.50%, 10/01/32	432,989	485,621
2.29%, 12/01/32†	495,105	501,039
2.00%, 04/01/33†	161,006	172,360
2.13%, 06/01/33†	140,857	149,854
2.54%, 06/01/33†	60,678	64,849
2.55%, 10/01/33†	285,210	303,377
2.34%, 12/01/33†	104,914	111,180
2.70%, 03/01/34†	96,151	97,384
2.06%, 09/01/34†	178,780	189,630
2.07%, 09/01/34†	228,668	242,478
1.94%, 10/01/34†	239,636	252,578
2.11%, 10/01/34†	275,978	290,912
2.29%, 02/01/35†	331,567	355,098
2.33%, 09/01/35†	565,840	605,644
2.36%, 12/01/35†	21,558	22,798
5.50%, 07/01/37 TBA	6,500,000	7,277,171
4.00%, 07/13/39 TBA	5,840,000	6,197,700
1.32%, 08/01/42†	497,300	511,813
3.70%, 09/01/42†	1,633,080	1,722,254
1.32%, 07/01/44†	354,757	362,306
1.32%, 10/01/44†	249,738	255,093
Federal National Mortgage Association REMIC
4.00%, 11/25/19	82,149	86,458
4.00%, 06/25/26 STEP	727,943	763,393
0.70%, 09/25/41†	3,945,302	3,973,838
FHLMC Multifamily Structured Pass-Through Certificates
0.00%, 05/25/19 IOΩ	5,284,763	390,407
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,000,000	3,240,000
FHLMC Structured Pass-Through Securities
1.15%, 05/25/43†	817,136	836,255
1.52%, 07/25/44†	1,223,089	1,220,621
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	469,089	464,659
GE Capital Commercial Mortgage Corporation
5.48%, 12/10/49†	1,013,231	1,112,022
Giovecca Mortgages SRL
0.93%, 04/23/48(E)†	562,744	761,003
GMAC Commercial Mortgage Securities, Inc.
5.23%, 11/10/45†	1,377,912	1,452,352
Government National Mortgage Association
1.63%, 06/20/17†	3,784	3,922
2.00%, 06/20/21†	3,272	3,397
1.63%, 03/20/22†	190,694	195,173
1.63%, 01/20/23†	29,115	30,247
1.63%, 05/20/24†	56,407	57,927
1.63%, 07/20/25†	73,656	75,792
1.63%, 08/20/25†	18,891	19,441
1.63%, 11/20/25†	59,398	61,103
1.63%, 12/20/26†	80,387	82,814
1.63%, 07/20/27†	1,947	2,009
1.63%, 10/20/27†	32,955	33,984

	Par	Value
8.50%, 10/15/29	$24,755	$25,666
0.75%, 02/16/30†	102,428	103,393
8.50%, 03/15/30	856	860
8.50%, 04/15/30	5,219	5,379
8.50%, 05/15/30	65,918	69,849
1.63%, 05/20/30†	52,055	53,868
8.50%, 07/15/30	52,835	57,593
8.50%, 08/15/30	13,315	14,821
8.50%, 09/15/30	1,675	1,691
8.50%, 11/15/30	8,530	9,121
8.50%, 12/15/30	29,686	34,106
8.50%, 02/15/31	17,418	18,465
0.45%, 03/20/37†	815,515	816,456
0.45%, 05/20/37†	347,499	347,228
Granite Master Issuer PLC
0.23%, 12/17/54†	677,428	672,715
0.24%, 12/17/54†	171,914	170,735
0.23%, 12/20/54†	1,620,313	1,608,973
0.29%, 12/20/54 144A†	635,994	631,943
Granite Mortgages 03-3 PLC
0.71%, 01/20/44(E)†	141,737	193,916
Granite Mortgages 04-1 PLC
0.87%, 03/20/44(U)†	335,449	571,128
Granite Mortgages 04-2 PLC
0.87%, 06/20/44(U)†	1,317,414	2,243,900
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	735,879	547,233
0.42%, 11/25/45†	205,216	162,003
GS Mortgage Securities Trust
6.00%, 08/10/45†	290,586	319,238
GSR Mortgage Loan Trust
2.70%, 09/25/34†	482,205	467,143
2.66%, 09/25/35†	393,797	397,355
Hilton USA Trust 2013-HLF
1.15%, 11/05/30 144A†	1,220,000	1,220,700
Hilton USA Trust 2013-HLT
4.41%, 11/05/30 144A	825,000	853,602
5.61%, 11/05/30 144A†	975,000	1,009,133
Holmes Master Issuer PLC
1.58%, 10/15/54 144A†	140,886	140,941
1.78%, 10/15/54 144A†	405,038	407,158
1.88%, 10/15/54 144A†	1,196,333	1,207,313
2.28%, 10/15/54(U)†	839,595	1,450,824
Holmes Master Issuer PLC
1.78%, 10/15/54†	566,254	569,218
Impac CMB Trust
0.95%, 03/25/33†	393,314	394,381
IndyMac INDX Mortgage Loan Trust
0.42%, 06/25/37†	481,862	236,288
0.34%, 09/25/46†	814,448	699,416
JP Morgan Chase Commercial Mortgage Securities Trust
5.34%, 08/12/37†	1,062,397	1,083,191
5.50%, 10/12/37 144A	1,830,000	1,947,305
5.81%, 06/12/43†	2,974,000	3,211,816
5.43%, 06/12/47†	1,492,459	1,632,558
5.89%, 02/12/49†	777,597	863,505
5.85%, 02/15/51†	1,357,100	1,519,043
JP Morgan Mortgage Trust
2.95%, 02/25/35†	112,553	111,829
2.50%, 03/25/43 144A†	549,335	543,575

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JPMBB Commercial Mortgage Securities Trust
0.00%, 01/15/47 IOΩ†	$4,131,634	$280,243
Lanark Master Issuer PLC
1.63%, 12/22/54 144A†	756,352	767,562
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,203,933	1,314,338
6.11%, 07/15/40†	455,000	505,677
6.37%, 09/15/45†	1,600,000	1,822,576
Luminent Mortgage Trust
0.32%, 12/25/36†	826,069	644,970
MASTR Adjustable Rate Mortgages Trust
2.52%, 12/25/33†	309,842	309,658
Merrill Lynch Mortgage Investors Trust
2.15%, 12/25/34†	533,914	532,580
2.14%, 02/25/36†	624,682	618,871
Morgan Stanley Bank of America Merrill Lynch Trust
0.00%, 08/15/45 IO 144AΩ†	9,614,513	865,364
0.00%, 11/15/46 IOΩ†	4,975,382	395,229
Morgan Stanley Capital I Trust
5.41%, 03/15/44	1,090,000	1,187,570
Morgan Stanley Re-REMIC Trust
2.50%, 03/23/51 144A	46,700	46,875
1.00%, 03/27/51 144A	249,705	250,017
Motel 6 Trust
1.50%, 10/05/25 144A	345,818	346,019
1.95%, 10/05/25 144A	1,695,000	1,674,378
National RMBS Trust
3.76%, 06/20/44(A)†	595,199	570,150
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	86,358	87,152
0.71%, 12/08/20†	3,105,364	3,124,702
0.68%, 03/09/21	1,934,562	1,945,078
Opteum Mortgage Acceptance Corporation Trust
0.43%, 11/25/35†	1,681	1,681
Progress 2007-1G Trust
0.37%, 08/19/38 144A†	267,235	265,537
Provident Funding Mortgage Loan Trust
2.49%, 04/25/34†	617,382	622,428
RALI Series 2003-QS1 Trust
0.55%, 01/25/33†	69,838	68,337
RBSSP Resecuritization Trust
4.00%, 12/26/36 144A	982,949	987,877
RCMC LLC
5.62%, 11/15/44 144A	484,450	499,001
Residential Asset Securitization Trust
0.45%, 05/25/35†	29,591	29,541
RFMSI Series 2003-S9 Trust
6.50%, 03/25/32	16,827	17,466
Selkirk No. 1, Ltd.
1.33%, 02/20/41 144A@	2,927,808	2,924,424
Sequoia Mortgage Trust
2.87%, 01/25/42†	686,966	692,884
3.50%, 04/25/42†	681,756	694,566
1.45%, 02/25/43†	795,393	761,251
1.55%, 04/25/43†	824,508	758,141

	Par	Value
SMHL Global Fund
0.42%, 06/12/40(E)†	$324,548	$444,004
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	347,990	352,418
1.27%, 06/25/58 144A†	1,022,346	1,020,360
1.57%, 12/25/59 144A†	481,551	481,289
1.78%, 12/25/65 144A†	517,889	517,007
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	425,481	421,226
Structured Adjustable Rate Mortgage Loan Trust
2.47%, 08/25/34†	765,922	743,885
0.45%, 09/25/34†	145,723	130,140
Structured Agency Credit Risk Debt Notes
1.60%, 11/25/23†	864,046	871,967
Structured Asset Mortgage Investments II Trust
2.02%, 10/19/34†	384,755	310,705
0.41%, 07/19/35†	134,037	121,861
0.43%, 02/25/36†	662,441	529,598
Talisman-6 Finance PLC
0.51%, 10/22/16(E)†	660,061	882,355
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	432,835	322,157
Torrens Trust
3.61%, 04/12/44(A)†	2,458,372	2,321,138
UBS-Barclays Commercial Mortgage Trust
0.00%, 05/10/63 IO 144AΩ†	6,467,464	549,595
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,170,669	1,230,073
5.93%, 06/15/49†	1,089,680	1,199,136
Washington Mutual Mortgage Pass-Through Certificates
2.41%, 08/25/33†	531,173	538,315
2.19%, 02/25/37†	573,653	474,660
2.78%, 05/25/37†	610,419	517,612
2.20%, 07/25/37†	1,648,789	1,398,366
1.52%, 06/25/42†	21,965	20,929
0.46%, 01/25/45†	737,260	726,998
1.10%, 06/25/46†	1,247,050	1,237,422
0.86%, 01/25/47†	701,556	584,059
0.96%, 05/25/47 IO†	450,050	42,560
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.61%, 12/25/34†	511,615	522,637
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.61%, 08/25/33†	93,268	95,525
WFRBS Commercial Mortgage Trust
0.00%, 08/15/45 IO 144AΩ†	3,643,304	406,454
0.00%, 11/15/45 IO 144AΩ†	6,213,283	743,028
0.00%, 03/15/47 IOΩ†	5,729,615	518,473

Total Mortgage-Backed Securities (Cost $198,518,794)		197,036,493

See Notes to Financial Statements.

	Par	Value
MUNICIPAL BONDS — 1.2%
Energy Northwest, Revenue Bond
1.79%, 07/01/18	$400,000	$405,276
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	727,740
North Texas Higher Education Authority, Inc. Taxable Student Loan, Revenue Bond, Series 1
1.33%, 04/01/40†	327,590	332,698
State of California, General Obligation
5.10%, 08/01/14	40,000	40,160
State of Texas, General Obligation, Series C-2
0.55%, 06/01/19†	3,300,000	3,300,330
University of California, Revenue Bond
0.65%, 07/01/41†	1,000,000	1,001,530
University of California, Revenue Bond, Series Y-1
0.65%, 07/01/41†	1,100,000	1,101,683
University of Massachusetts Building Authority, Revenue Bond, Series 4
1.31%, 11/01/17	3,000,000	3,012,780

Total Municipal Bonds (Cost $9,889,297)		9,922,197

U.S. TREASURY OBLIGATIONS — 29.4%
U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21	3,310,000	3,888,190

U.S. Treasury Notes
0.38%, 06/30/15	840,000	842,018
0.25%, 10/31/15Δ	53,492,000	53,542,175
0.38%, 01/15/16	5,000,000	5,008,205
0.38%, 04/30/16Δ	17,500,000	17,495,905
0.25%, 05/15/16	11,160,000	11,129,489
0.38%, 05/31/16	66,550,000	66,494,098
0.38%, 06/30/16	1,700,000	1,701,527
0.88%, 09/15/16	9,245,000	9,313,256
0.63%, 12/15/16	26,905,000	26,893,431
0.75%, 01/15/17Δ	3,840,000	3,846,751
0.63%, 02/15/17Δ	3,180,000	3,172,422
0.88%, 02/28/17	4,070,000	4,085,580
0.88%, 04/15/17Δ	9,955,000	9,979,888
0.88%, 04/30/17	7,500,000	7,514,062
0.63%, 05/31/17	2,000,000	1,986,876
0.88%, 06/15/17Δ	13,400,000	13,405,762
0.63%, 04/30/18	7,400,000	7,226,270
1.38%, 06/30/18Δ	750,000	751,787
1.50%, 08/31/18	3,100,000	3,116,467
1.63%, 03/31/19	3,050,000	3,059,174
2.00%, 05/31/21Δ	600,000	595,570

		251,160,713

Total U.S. Treasury Obligations (Cost $254,642,847)		255,048,903

	Shares	Value
MONEY MARKET FUNDS — 16.3%
GuideStone Money Market Fund (Investor Class)¥	38,729,132	$38,729,132
Northern Institutional Liquid Assets Portfolio§	102,504,619	102,504,619

Total Money Market Funds (Cost $141,233,751)		141,233,751

TOTAL INVESTMENTS — 120.3% (Cost $1,041,689,544)		1,044,234,752

	Notional Amount
WRITTEN OPTIONS — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.20%, Expires 09/03/14 (DEUT)	$(17,500,000)	(558)

Total Written Options (Premiums received $(15,050))		(558)

	Par
SECURITY SOLD SHORT — (0.3)%
U.S. Treasury Notes 1.50%, 08/31/18 (Cost $(3,093,622))	$(3,100,000)	(3,116,467)

TBA SALE COMMITMENT — (0.3)%
Federal National Mortgage Association 2.50%, 07/01/27 TBA (Cost $(2,412,577))	(2,385,000)	(2,422,638)

Liabilities in Excess of Other Assets — (19.7)%		(170,845,820)

NET ASSETS — 100.0%		$867,849,269

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	29.4
Corporate Bonds	24.7
Mortgage-Backed Securities	22.7
Money Market Funds	16.3
Foreign Bonds	13.7
Asset-Backed Securities	9.6
Foreign Government Inflation-Linked Bonds	1.4
Municipal Bonds	1.2
Agency Obligations	1.1
Loan Agreements	0.2
Written Options	— **
Securities Sold Short	(0.3)
TBA Sale Commitments	(0.3)

119.7

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2014:

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Barclays Bank PLC, 1.551% due 10/27/15	47.59%	1.00%	12/20/17	GSC	EUR	1,200,000	$30,320	$(34,062)	$64,382
LaFarge SA, 5.375% due 11/29/18	101.66%	1.00%	06/20/19	CITI	EUR	100,000	(86)	(587)	501

							$30,234	$(34,649)	$64,883

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,573,522	$30,407	$754,047	$(723,640)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
CMBX.NA.AAA.1 Index	0.00%	1.00%	10/12/52	CS	USD	375,757	$(1,342)	$(1,217)	$(125)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	2,500,000	$(23,579)	$(3,096)	$(20,483)
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	2,200,000	(16,483)	57	(16,540)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	1,200,000	(10,999)	2,119	(13,118)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(5,218)	5,742	(10,960)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(7,038)	(42)	(6,996)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	4,249	116	4,133
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	(222)	338	(560)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	116,529	(3,516)	120,045
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	77,690	(2,085)	79,775
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	3,600,000	82,048	(8,057)	90,105
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	1,800,000	44,049	2,257	41,792
3-Month LIBOR	3.50%	12/18/43	CME	USD	2,700,000	(106,473)	152,280	(258,753)
3-Month LIBOR	3.75%	06/18/44	CME	USD	3,500,000	(308,115)	(334,159)	26,044

						$(153,562)	$(188,046)	$34,484

Total Swap agreements outstanding at June 30, 2014						$(94,263)	$530,135	$(624,398)

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,780,660	$—	$9,780,660	$—
Asset-Backed Securities	83,520,491	—	78,345,345	5,175,146
Corporate Bonds	214,506,113	—	211,256,106	3,250,007
Foreign Bonds:
Australia	10,156,993	—	8,715,383	1,441,610
Bermuda	1,110,000	—	1,110,000	—
Brazil	1,800,050	—	1,800,050	—
Canada	3,744,672	—	3,744,672	—
Cayman Islands	3,238,317	—	3,238,317	—
Chile	4,929,305	—	4,929,305	—
Colombia	220,238	—	220,238	—
Costa Rica	513,750	—	513,750	—
France	24,748,421	—	24,748,421	—
Germany	2,500,948	—	2,500,948	—
Iceland	905,150	—	905,150	—
Ireland	705,250	—	705,250	—
Italy	6,916,120	—	6,916,120	—
Japan	4,703,963	—	4,703,963	—
Luxembourg	618,000	—	618,000	—
Mexico	5,286,970	—	5,286,970	—
Netherlands	1,431,245	—	1,431,245	—
New Zealand	1,245,244	—	1,245,244	—
Norway	300,750	—	300,750	—
Panama	311,960	—	311,960	—
Peru	506,250	—	506,250	—
Singapore	3,036,657	—	3,036,657	—
South Korea	27,528,469	—	27,528,469	—
Spain	1,298,637	—	1,298,637	—
Switzerland	2,810,990	—	2,810,990	—
United Kingdom	5,083,566	—	5,083,566	—
Virgin Islands (British)	3,369,772	—	3,369,772	—
Foreign Government Inflation-Linked Bonds	12,389,548	—	12,389,548	—
Loan Agreements	1,774,909	—	1,774,909	—
Money Market Funds	141,233,751	141,233,751	—	—
Mortgage-Backed Securities	197,036,493	—	186,873,945	10,162,548
Municipal Bonds	9,922,197	—	9,922,197	—
U.S. Treasury Obligations	255,048,903	—	255,048,903	—

Total Assets — Investments in Securities	$1,044,234,752	$141,233,751	$882,971,690	$20,029,311

Other Financial Instruments***
Futures Contracts	$176,300	$234,531	$(58,232)	$—

Total Assets — Other Financial Instruments	$176,300	$234,531	$(58,232)	$—

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(3,116,467)	$—	$(3,116,467)	$—
TBA Sale Commitment	(2,422,638)	—	(2,422,638)	—
Written Options	(558)	—	(558)	—

Total Liabilities — Investments in Securities	$(5,539,663)	$—	$(5,539,663)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(381,224)	$—	$(381,224)	$—
Swap Agreements	(94,263)	—	(94,263)	—

Total Liabilities — Other Financial Instruments	$(475,487)	$—	$(475,487)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets of the Funds is not material, therefore, the transfers between Level 1 and Level 2 are not shown for the period ended June 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage- Backed Securities	Written Option
Balance, 12/31/13	$20,265,191	$3,881,837	$3,442,534	$1,544,292	$11,548,393	$(151,865)
Accrued discounts/premiums	(20,311)	630	(17,079)	(30)	(3,832)	—
Realized gain (loss)(1)	(31,987)	2,117	(14,379)	(23,014)	(34,480)	37,769
Change in unrealized appreciation (depreciation)(2)	403,874	31,113	32,260	90,362	94,943	155,196
Purchases	6,498,864	3,098,864	—	—	3,400,000	—
Sales	(605,137)	(107,551)	—	(145,837)	(310,649)	(41,100)
Transfers in to Level 3(3)	407,158	—	—	—	407,158	—
Transfers out of Level 3(4)	(5,014,873)	(1,345,251)	—	—	(3,669,622)	—
Maturities	—	—	—	—	—	—
Paydowns	(1,873,468)	(386,613)	(193,329)	(24,163)	(1,269,363)	—

Balance, 06/30/14	$20,029,311	$5,175,146	$3,250,007	$1,441,610	$10,162,548	$—

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)

Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities and Net change in unrealized appreciation (depreciation) on: Option contracts written.

(3)

Transfers in to Level 3 represent the value of a security at June 30, 2014 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.0%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$454,314
Federal Home Loan Bank
0.07%, 08/27/14	6,400,000	6,399,285
0.08%, 09/24/14	15,900,000	15,898,871
0.09%, 11/28/14Ω†	100,000	99,979
0.10%, 12/24/14Ω†	2,500,000	2,498,761
0.88%, 05/24/17Δ	20,000	20,015
3.00%, 09/10/21	800,000	838,062
3.38%, 12/08/23	200,000	209,847
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22Δ	1,300,000	1,298,332
Federal National Mortgage Association
2.47%, 10/09/19Ω†	3,350,000	2,947,702
6.25%, 05/15/29	500,000	672,533
6.63%, 11/15/30	1,170,000	1,664,334
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,102,244
5.25%, 09/15/39	230,000	280,163
4.63%, 09/15/60	200,000	211,708

Total Agency Obligations (Cost $34,322,656)		34,596,150

ASSET-BACKED SECURITIES — 2.2%
Access Group, Inc.
1.53%, 10/27/25†	945,577	952,972
Amortizing Residential Collateral Trust
0.83%, 01/01/32†	27,815	24,577
Asset-Backed Securities Corporation Home Equity Loan Trust
0.70%, 09/25/34†	83,926	83,434
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	550,000	570,973
1.92%, 09/20/19 144A	160,000	159,914
2.97%, 02/20/20 144A	160,000	165,315
2.46%, 07/20/20 144A	150,000	151,075
Bayview Financial Acquisition Trust
0.82%, 02/28/44†	158,732	157,232
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,748,549	1,433,174
6.50%, 10/25/36	2,677,703	2,277,263
College Loan Corporation Trust
0.42%, 04/25/24†	300,000	299,120
0.32%, 10/25/25†	107,897	107,859
CWHEQ Revolving Home Equity Loan Trust
0.39%, 12/15/35†	339,700	290,566
0.29%, 07/15/36†	553,522	463,575
Education Funding Capital Trust
3.46%, 06/15/43Ω†	700,000	639,415
EMC Mortgage Loan Trust
0.70%, 11/25/41 144A†	44,071	43,674
Financial Asset Securities Corporation AAA Trust
0.56%, 02/27/35 144A†	946,858	698,095

	Par	Value
GMACM Home Equity Loan Trust
6.86%, 09/25/37†	$144,048	$152,570
7.00%, 09/25/37†	83,406	83,239
Hertz Vehicle Financing LLC
1.83%, 08/25/19 144A	210,000	208,848
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	758,599
Panhandle-Plains Higher Education Authority, Inc.
1.36%, 10/01/35†	560,305	571,964
Park Place Securities, Inc.
0.71%, 01/25/36 STEP†	100,000	95,854
Provident Home Equity Loan Trust
0.69%, 08/25/31†	87,939	58,665
RAMP Series 2004-RZ1 Trust
0.63%, 03/25/34†	320,306	313,271
Salomon Brothers Mortgage Securities VII, Inc.
0.63%, 03/25/28†	14,605	14,337
Saxon Asset Securities Trust
0.95%, 03/25/35†	1,027,737	926,709
SLM Private Education Loan Trust
3.40%, 05/16/44 144A†	948,389	1,008,415
SLM Student Loan EDC Repackaging Trust
3.50%, 10/28/29+ 144A	462,797	457,322
SLM Student Loan Trust
1.73%, 04/25/23†	4,042,873	4,180,613
0.98%, 12/15/25 144A†	400,000	400,004
0.35%, 01/25/27†	900,000	889,456
Structured Asset Investment Loan Trust
0.99%, 08/25/34†	388,919	381,071

Total Asset-Backed Securities (Cost $19,526,348)		19,019,170

CORPORATE BONDS — 17.0%
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	40,990
AbbVie, Inc.
1.75%, 11/06/17	520,000	523,259
2.90%, 11/06/22	320,000	310,019
Access Midstream Partners LP
5.88%, 04/15/21Δ	330,000	354,750
AES Corporation
4.88%, 05/15/23	80,000	79,600
AIG Life Holdings, Inc.
8.50%, 07/01/30	250,000	336,250
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	519,899
American Express Co.
6.80%, 09/01/49†	425,000	468,562
6.80%, 09/01/66†	690,000	760,725
American Express Credit Corporation
5.13%, 08/25/14	160,000	161,146
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	482,386

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American International Group, Inc.
2.38%, 08/24/15Δ	$175,000	$178,194
5.60%, 10/18/16	600,000	659,998
8.25%, 08/15/18 144A	200,000	248,706
6.40%, 12/15/20	150,000	181,332
6.25%, 03/15/87	380,000	427,025
American Tower Corporation REIT
3.40%, 02/15/19Δ	625,000	654,545
Amgen, Inc.
3.63%, 05/22/24	150,000	151,633
Anadarko Petroleum Corporation
6.38%, 09/15/17	10,000	11,522
6.45%, 09/15/36	250,000	319,848
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	367,500
Arizona Public Service Co.
8.75%, 03/01/19	525,000	677,562
Ashland, Inc.
4.75%, 08/15/22Δ	250,000	252,500
AT&T, Inc.
2.95%, 05/15/16Δ	425,000	441,921
4.45%, 05/15/21Δ	80,000	87,976
3.88%, 08/15/21	400,000	426,205
3.00%, 02/15/22	170,000	169,526
3.90%, 03/11/24Δ	180,000	186,601
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	30,000	32,138
Avon Products, Inc.
4.60%, 03/15/20Δ	525,000	545,106
Axiall Corporation
4.88%, 05/15/23 144AΔ	50,000	49,938
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	873,932
Ball Corporation
5.00%, 03/15/22	915,000	942,450
Bank of America Corporation
6.05%, 05/16/16Δ	275,000	299,242
3.88%, 03/22/17Δ	130,000	138,746
5.70%, 05/02/17	1,100,000	1,221,498
5.75%, 12/01/17	1,890,000	2,133,441
5.65%, 05/01/18	700,000	794,167
2.60%, 01/15/19	320,000	324,109
2.65%, 04/01/19	825,000	837,149
5.63%, 07/01/20	60,000	69,115
5.88%, 01/05/21Δ	150,000	175,736
5.00%, 05/13/21	320,000	357,705
3.30%, 01/11/23	110,000	108,622
4.13%, 01/22/24	1,000,000	1,033,024
4.00%, 04/01/24Δ	4,845,000	4,954,415
5.00%, 01/21/44	660,000	702,992
4.88%, 04/01/44	370,000	383,333
Barrick North America Finance LLC
4.40%, 05/30/21Δ	570,000	597,264
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,384,549
Berkshire Hathaway Energy Co.
6.50%, 09/15/37Δ	70,000	90,569
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	284,976

	Par	Value
Boeing Capital Corporation
4.70%, 10/27/19Δ	$230,000	$260,443
Boeing Co.
4.88%, 02/15/20	50,000	57,076
6.63%, 02/15/38	210,000	288,354
Calpine Corporation
7.88%, 01/15/23 144AΔ	620,000	694,400
Capital One Financial Corporation
1.00%, 11/06/15	325,000	326,000
Catholic Health Initiatives
4.35%, 11/01/42	40,000	38,483
CCO Holdings LLC
5.25%, 09/30/22	250,000	254,687
Celgene Corporation
2.25%, 05/15/19	225,000	225,880
Chesapeake Energy Corporation
3.48%, 04/15/19†Δ	3,200,000	3,238,000
6.13%, 02/15/21Δ	220,000	247,500
5.75%, 03/15/23Δ	70,000	78,134
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	418,594
Cigna Corporation
2.75%, 11/15/16	225,000	233,800
Citigroup, Inc.
5.00%, 09/15/14	500,000	504,452
6.01%, 01/15/15	101,000	104,059
5.50%, 02/15/17Δ	1,160,000	1,276,510
6.13%, 11/21/17Δ	1,205,000	1,379,285
3.38%, 03/01/23	175,000	174,656
3.50%, 05/15/23Δ	260,000	253,573
3.88%, 10/25/23Δ	1,100,000	1,128,882
5.50%, 09/13/25	290,000	324,174
6.63%, 06/15/32	50,000	60,333
6.68%, 09/13/43	10,000	12,494
5.35%, 04/29/49†	180,000	173,489
5.95%, 07/29/49†Δ	170,000	171,912
6.30%, 12/29/49†	225,000	230,201
Clean Harbors, Inc.
5.25%, 08/01/20Δ	195,000	202,069
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	400,000	405,664
4.80%, 10/01/20Δ	130,000	127,383
4.88%, 04/01/21Δ	20,000	19,754
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,441,289
6.95%, 08/15/37	70,000	94,672
6.55%, 07/01/39	30,000	39,256
Commercial Mortgage Trust
3.25%, 06/15/34+†	400,000	400,000
Compass Bank
5.50%, 04/01/20	300,000	328,269
Concho Resources, Inc.
5.50%, 10/01/22	170,000	183,812
5.50%, 04/01/23Δ	30,000	32,400
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	220,000	302,027
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	134,800	143,130
Cox Communications, Inc.
5.45%, 12/15/14	69,000	70,528
6.95%, 06/01/38 144A	10,000	12,292

See Notes to Financial Statements.

	Par	Value
Crown Americas LLC
4.50%, 01/15/23Δ	$550,000	$538,450
Crown Castle International Corporation REIT
5.25%, 01/15/23	425,000	445,188
CVS Caremark Corporation
2.75%, 12/01/22Δ	500,000	483,838
CVS Pass-Through Trust
6.94%, 01/10/30	751,372	909,838
D.R. Horton, Inc.
4.38%, 09/15/22	550,000	547,938
Daimler Finance North America LLC
1.30%, 07/31/15 144A	640,000	645,361
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24Δ	230,000	231,869
DDR Corporation REIT
4.63%, 07/15/22	400,000	428,721
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	325,302	383,856
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	90,812
5.60%, 07/15/41	230,000	267,193
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	84,509
DIRECTV Holdings LLC
3.80%, 03/15/22	550,000	568,885
DISH DBS Corporation
6.63%, 10/01/14	30,000	30,412
7.75%, 05/31/15	200,000	212,375
5.88%, 07/15/22Δ	360,000	391,500
Eaton Corporation
1.50%, 11/02/17Δ	120,000	120,246
2.75%, 11/02/22	710,000	688,757
4.15%, 11/02/42Δ	200,000	194,314
Ecolab, Inc.
3.00%, 12/08/16	275,000	287,785
4.35%, 12/08/21	100,000	109,832
El Paso LLC
7.00%, 06/15/17	710,000	804,962
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	220,000	257,432
8.38%, 08/01/66†	475,000	534,919
7.03%, 01/15/68†	475,000	542,595
Equinix, Inc.
7.00%, 07/15/21	450,000	498,938
ERP Operating LP REIT
4.63%, 12/15/21	250,000	275,609
4.50%, 07/01/44	550,000	554,047
Exelon Corporation
5.63%, 06/15/35	415,000	468,504
Express Scripts Holding, Co.
3.50%, 11/15/16	1,020,000	1,083,644
2.65%, 02/15/17Δ	250,000	259,890
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	289,330
FirstEnergy Corporation
2.75%, 03/15/18Δ	120,000	121,542
4.25%, 03/15/23	490,000	488,880
7.38%, 11/15/31	770,000	912,382

	Par	Value
Florida Power & Light Co.
3.80%, 12/15/42Δ	$525,000	$502,537
Ford Motor Co.
4.75%, 01/15/43	100,000	101,495
Ford Motor Credit Co., LLC
8.00%, 12/15/16	1,300,000	1,511,836
5.00%, 05/15/18Δ	225,000	250,524
5.88%, 08/02/21	575,000	676,085
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18Δ	50,000	50,790
3.10%, 03/15/20Δ	220,000	222,464
3.55%, 03/01/22Δ	230,000	228,148
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	250,000	282,800
Frontier Communications Corporation
8.50%, 04/15/20Δ	200,000	237,000
GE Capital Trust
6.38%, 11/15/67†	321,000	357,915
General Electric Capital Corporation
1.63%, 07/02/15Δ	810,000	820,506
8.50%, 04/06/18(M)	1,000,000	87,525
6.00%, 08/07/19Δ	1,850,000	2,193,869
4.38%, 09/16/20	690,000	763,096
4.65%, 10/17/21	140,000	155,929
5.88%, 01/14/38	150,000	182,607
General Electric Co.
0.85%, 10/09/15	210,000	211,108
4.50%, 03/11/44	100,000	104,627
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	91,519
3.25%, 05/15/18Δ	70,000	71,225
4.25%, 05/15/23	80,000	80,100
Genworth Holdings, Inc.
7.70%, 06/15/20	100,000	123,543
7.20%, 02/15/21Δ	175,000	213,553
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18Δ	380,000	436,208
Glencore Funding LLC
2.50%, 01/15/19 144A	400,000	399,407
Goldman Sachs Capital II
4.00%, 12/29/49†Δ	60,000	48,300
Goldman Sachs Group, Inc.
5.95%, 01/18/18Δ	1,000,000	1,136,970
1.32%, 11/15/18†	4,500,000	4,566,294
6.00%, 06/15/20Δ	540,000	630,229
5.25%, 07/27/21	560,000	629,782
4.00%, 03/03/24Δ	900,000	917,993
3.85%, 07/08/24	150,000	149,876
6.75%, 10/01/37	40,000	48,274
6.25%, 02/01/41	550,000	673,330
HCA, Inc.
9.00%, 12/15/14	200,000	206,750
6.50%, 02/15/16Δ	686,000	740,022
7.69%, 06/15/25Δ	250,000	283,125
HCP, Inc. REIT
6.00%, 01/30/17	300,000	336,034
2.63%, 02/01/20Δ	300,000	300,527
Hess Corporation
8.13%, 02/15/19	220,000	277,028
7.88%, 10/01/29	260,000	359,161

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hewlett-Packard Co.
3.00%, 09/15/16Δ	$300,000	$312,573
2.60%, 09/15/17Δ	300,000	310,302
2.75%, 01/14/19Δ	375,000	384,918
Humana, Inc.
7.20%, 06/15/18	480,000	570,683
3.15%, 12/01/22	90,000	88,487
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	132,081
ILFC E-Capital Trust
6.25%, 12/21/65 144A†	280,000	281,400
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	242,100
6.75%, 09/01/16 144A	840,000	933,450
7.13%, 09/01/18 144A	1,700,000	1,976,250
8.63%, 01/15/22	250,000	314,688
John Deere Capital Corporation
2.25%, 04/17/19	160,000	162,003
1.70%, 01/15/20Δ	80,000	77,764
JPMorgan Chase & Co.
5.15%, 10/01/15	960,000	1,011,160
0.78%, 04/25/18†	3,000,000	3,002,805
4.40%, 07/22/20	980,000	1,072,215
4.35%, 08/15/21	70,000	75,915
4.50%, 01/24/22Δ	700,000	768,242
3.38%, 05/01/23Δ	210,000	206,509
3.63%, 05/13/24Δ	1,680,000	1,690,213
Juniper Networks, Inc.
4.50%, 03/15/24Δ	150,000	157,189
Kerr-McGee Corporation
6.95%, 07/01/24	330,000	424,643
7.88%, 09/15/31	280,000	396,515
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	500,000	464,715
Kraft Foods Group, Inc.
5.38%, 02/10/20	223,000	253,961
3.50%, 06/06/22	320,000	329,132
Kroger Co.
6.15%, 01/15/20	360,000	423,168
Lehman Escrow Bonds
0.00%, 07/19/17+Ω †#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
Lehman Escrow Bonds
0.00%, 12/31/99Ω†#	2,500,000	488,250
Liberty Property LP REIT
4.75%, 10/01/20	575,000	625,090
M&T Bank Corporation
6.88%, 12/29/49	750,000	762,514
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	208,525
4.50%, 07/15/23	425,000	435,625
MDC Holdings, Inc.
5.63%, 02/01/20Δ	325,000	354,250
5.50%, 01/15/24	250,000	261,110
6.00%, 01/15/43Δ	225,000	213,975
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	332,676
MetLife Capital Trust
7.88%, 12/15/67 144A	300,000	374,250
MetLife, Inc.
4.75%, 02/08/21	270,000	302,180

	Par	Value
6.40%, 12/15/66Δ	$50,000	$56,125
Mondelez International, Inc.
5.38%, 02/10/20Δ	367,000	422,384
4.00%, 02/01/24	450,000	467,014
Monsanto Co.
2.13%, 07/15/19	425,000	426,557
Morgan Stanley
0.68%, 10/18/16†	340,000	339,813
4.75%, 03/22/17	60,000	65,366
6.25%, 08/28/17	350,000	399,178
6.63%, 04/01/18	1,400,000	1,637,945
NBCUniversal Media LLC
2.88%, 01/15/23Δ	750,000	746,283
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	317,478
Nielsen Finance LLC
4.50%, 10/01/20	300,000	303,750
Noble Energy, Inc.
4.15%, 12/15/21	620,000	667,663
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	622,401
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	101,543
2.70%, 02/15/23Δ	160,000	155,651
Oracle Corporation
1.20%, 10/15/17Δ	470,000	469,748
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	162,580
6.05%, 03/01/34	40,000	49,621
5.80%, 03/01/37Δ	210,000	254,111
Peabody Energy Corporation
7.88%, 11/01/26Δ	1,100,000	1,157,750
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144A	575,000	589,150
PepsiCo, Inc.
0.70%, 08/13/15	520,000	521,602
7.90%, 11/01/18	140,000	174,428
Plains Exploration & Production Co.
6.50%, 11/15/20	70,000	78,488
6.88%, 02/15/23	20,000	23,500
PNC Preferred Funding Trust
1.45%, 03/29/49 144A†Δ	600,000	584,250
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,822,080
Progress Energy, Inc.
7.75%, 03/01/31	350,000	495,968
Puget Sound Energy, Inc.
6.97%, 06/01/67†	200,000	209,237
PVH Corporation
4.50%, 12/15/22	410,000	405,900
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	287,000	298,900
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	82,200
Range Resources Corporation
5.00%, 03/15/23Δ	150,000	160,500
Raytheon Co.
3.13%, 10/15/20Δ	200,000	207,170
Regency Energy Partners LP
4.50%, 11/01/23	310,000	308,450

See Notes to Financial Statements.

	Par	Value
Rensselaer Polytechnic Institute
5.60%, 09/01/20	$675,000	$774,920
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	400,000	420,000
5.75%, 10/15/20	10,000	10,600
Roche Holdings, Inc.
6.00%, 03/01/19 144A	176,000	206,983
Rock-Tenn Co.
3.50%, 03/01/20	150,000	154,549
4.00%, 03/01/23	30,000	30,840
Roper Industries, Inc.
2.05%, 10/01/18	450,000	451,186
Santander Holdings USA, Inc.
3.00%, 09/24/15	300,000	308,234
Senior Housing Properties Trust REIT
3.25%, 05/01/19	275,000	278,808
SESI LLC
7.13%, 12/15/21	80,000	90,600
Southern Copper Corporation
5.25%, 11/08/42Δ	660,000	610,076
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	548,571
Springleaf Finance Corporation
5.40%, 12/01/15	100,000	105,300
Sprint Capital Corporation
8.75%, 03/15/32Δ	120,000	139,200
Sprint Communications, Inc.
9.00%, 11/15/18 144AΔ	80,000	97,200
7.00%, 08/15/20Δ	40,000	44,450
State Street Corporation
4.96%, 03/15/18	530,000	581,955
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	314,648
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	722,628
Tenet Healthcare Corporation
9.25%, 02/01/15	1,072,000	1,127,315
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	292,813
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	160,000	166,513
5.30%, 02/01/44Δ	30,000	33,428
Time Warner Cable, Inc.
4.13%, 02/15/21Δ	300,000	324,395
7.30%, 07/01/38	600,000	809,759
5.88%, 11/15/40	280,000	327,780
5.50%, 09/01/41	225,000	252,635
Time Warner, Inc.
4.70%, 01/15/21	10,000	11,089
7.70%, 05/01/32Δ	610,000	849,396
6.10%, 07/15/40	140,000	164,912
6.25%, 03/29/41Δ	40,000	48,304
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	573,779
T-Mobile USA, Inc.
6.63%, 04/01/23Δ	150,000	163,500

	Par	Value
Toyota Motor Credit Corporation
1.25%, 10/05/17	$520,000	$520,054
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	278,286
Union Bank NA
2.13%, 06/16/17	700,000	716,073
United Airline 1995 Pass Through Trust
9.56%, 10/19/18	123,906	31,596
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	102,166	116,980
United Technologies Corporation
4.50%, 06/01/42	250,000	262,898
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	167,567
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	371,158
Verizon Communications, Inc.
1.76%, 09/15/16†	1,200,000	1,233,722
1.98%, 09/14/18†	400,000	422,448
3.65%, 09/14/18	775,000	829,657
6.35%, 04/01/19Δ	90,000	106,546
4.50%, 09/15/20Δ	975,000	1,073,954
3.45%, 03/15/21Δ	130,000	134,543
2.45%, 11/01/22	10,000	9,398
5.15%, 09/15/23Δ	1,320,000	1,479,947
4.15%, 03/15/24Δ	1,805,000	1,888,460
7.75%, 12/01/30	130,000	178,747
6.40%, 09/15/33	840,000	1,032,000
6.55%, 09/15/43	945,000	1,193,584
Voya Financial, Inc.
2.90%, 02/15/18	60,000	62,228
Wachovia Capital Trust
5.57%, 03/29/49†	580,000	565,500
Walgreen Co.
1.80%, 09/15/17	300,000	302,832
Waste Management, Inc.
3.50%, 05/15/24	150,000	151,208
7.38%, 05/15/29	140,000	185,614
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	486,912
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,872
5.88%, 06/15/17	720,000	808,637
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	306,183
4.60%, 04/01/21Δ	70,000	78,006
3.45%, 02/13/23Δ	200,000	199,389
4.48%, 01/16/24Δ	2,196,000	2,330,540
5.38%, 11/02/43	190,000	209,812
Wells Fargo Capital X
5.95%, 12/01/86	200,000	205,000
West Corporation
5.38%, 07/15/22 144A	200,000	200,500
Williams Cos., Inc.
7.50%, 01/15/31	10,000	11,857
7.75%, 06/15/31	25,000	30,200
8.75%, 03/15/32	451,000	589,480
Williams Partners LP
3.90%, 01/15/25	500,000	503,386

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144AΔ	$60,000	$61,004
2.90%, 10/21/19 144A	230,000	236,124
3.38%, 10/21/20 144A	70,000	72,577

Total Corporate Bonds (Cost $136,812,815)		146,184,931

FOREIGN BONDS — 14.2%
Australia — 0.5%
Australia & New Zealand Banking Group, Ltd.
4.50%, 03/19/24 144A	275,000	282,813
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	940,000	967,956
5.00%, 09/30/43Δ	220,000	244,115
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	444,354
1.25%, 09/18/15Δ	320,000	323,324
5.00%, 10/15/19 144A	50,000	56,563
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	390,000	426,075
6.88%, 04/01/22 144AΔ	200,000	215,250
Macquarie Bank, Ltd.
2.60%, 06/24/19 144A	450,000	453,370
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	30,980
3.50%, 11/02/20Δ	770,000	806,779
4.13%, 05/20/21Δ	110,000	118,412
3.75%, 09/20/21	90,000	94,938

		4,464,929

Austria — 0.2%
Hypo Alpe-Adria-Bank International AG
4.38%, 01/24/17(E)	1,300,000	1,709,332

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	238,410
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	159,097
Weatherford International, Ltd.
9.63%, 03/01/19	265,000	348,100

		745,607

Canada — 0.3%
Barrick Gold Corporation
3.85%, 04/01/22	130,000	129,555
4.10%, 05/01/23Δ	230,000	229,466
Nexen Energy ULC
6.40%, 05/15/37Δ	165,000	199,195
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	200,000	209,000
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	123,866
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	357,327
Rogers Communications, Inc.
6.75%, 03/15/15	10,000	10,457

	Par	Value
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	$400,000	$417,500
Videotron, Ltd.
5.00%, 07/15/22	300,000	309,750
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	394,545
5.80%, 11/15/16 144A	80,000	88,076
2.70%, 10/25/17 144A	360,000	369,819

		2,838,556

Cayman Islands — 0.5%
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	258,388
6.13%, 10/06/16Δ	271,000	296,203
5.75%, 01/20/20	235,000	251,755
5.38%, 01/27/21	990,000	1,036,758
Transocean, Inc.
5.05%, 12/15/16	130,000	141,304
6.50%, 11/15/20Δ	500,000	579,047
6.38%, 12/15/21	20,000	23,172
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	961,544
8.25%, 01/17/34Δ	80,000	100,441
6.88%, 11/21/36Δ	511,000	568,252

		4,216,864

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	249,253
Chile Government International Bond
3.63%, 10/30/42	160,000	141,200
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	212,561

		603,014

Colombia — 0.1%
Colombia Government International Bond
4.00%, 02/26/24	394,000	407,199
5.63%, 02/26/44	510,000	569,925
Ecopetrol SA
5.88%, 05/28/45	290,000	301,391

		1,278,515

Dominican Republic — 0.1%
Dominican Republic International Bond
14.50%, 02/10/23(V)@	2,600,000	65,344
6.60%, 01/28/24 144A	140,000	153,160
7.45%, 04/30/44	320,000	343,040

		561,544

France — 0.9%
BNP Paribas SA
2.38%, 09/14/17	270,000	276,693
Credit Agricole SA
7.88%, 01/29/49 144A†	200,000	218,750
8.38%, 10/29/49 144A†	720,000	854,100
7.88%, 12/31/99 144A†	3,200,000	3,500,000

See Notes to Financial Statements.

	Par	Value
Dexia Credit Local SA
0.60%, 11/07/16 144A†	$3,200,000	$3,210,035

		8,059,578

Germany — 0.3%
State of North Rhine-Westphalia
1.63%, 09/17/14	2,500,000	2,507,395

Honduras — 0.0%
Republic of Honduras
8.75%, 12/16/20 144A	200,000	222,923

Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	811,869
7.75%, 01/17/38	100,000	125,000

		936,869

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23Δ	1,200,000	1,465,513
5.50%, 12/04/23Δ	200,000	244,045
5.50%, 04/26/24	500,000	611,228

		2,320,786

Italy — 0.9%
Intesa Sanpaolo SpA
3.63%, 08/12/15 144A	290,000	296,376
2.38%, 01/13/17	400,000	406,288
3.88%, 01/16/18	1,200,000	1,265,771
5.02%, 06/26/24 144A	975,000	988,445
Italy Buoni Poliennali Del Tesoro
3.75%, 05/01/21(E)	2,950,000	4,481,875

		7,438,755

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	336,146
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@	250,000	269,000
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	339,196
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	550,000	575,913

		1,520,255

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	247,853

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,207,500

	Par	Value
Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22 144AΔ	$3,100,000	$3,374,350
Intelsat Jackson Holdings SA
7.50%, 04/01/21	500,000	549,375

		3,923,725

Mexico — 2.5%
America Movil SAB de CV
5.63%, 11/15/17	270,000	305,645
6.00%, 06/09/19(M)	3,030,000	239,742
5.00%, 03/30/20Δ	240,000	267,281
Mexican Bonos
8.00%, 06/11/20(M)	3,840,600	341,830
6.50%, 06/10/21(M)	1,625,000	134,805
6.50%, 06/09/22(M)	9,205,700	755,973
8.00%, 12/07/23(M)	1,761,600	158,907
7.50%, 06/03/27(M)	1,334,300	116,927
8.50%, 05/31/29(M)	964,000	90,956
10.00%, 11/20/36(M)	1,461,700	157,120
8.50%, 11/18/38(M)	4,891,800	461,443
7.75%, 11/13/42(M)	45,505,200	3,981,767
Mexico Cetes
9.11%, 07/03/14(M)Ω†	380,000,000	2,928,345
0.28%, 09/04/14(M)Ω†	40,000,000	306,690
0.00%, 09/18/14(M)Ω†	276,747,600	2,119,609
0.41%, 09/18/14(M)Ω†	60,000,000	459,540
2.62%, 10/02/14(M)Ω†	380,000,000	2,907,168
0.00%, 10/16/14(M)Ω†	86,719,600	662,641
Mexico Government International Bond
6.05%, 01/11/40Δ	134,000	163,078
4.75%, 03/08/44	1,578,000	1,617,450
5.55%, 01/21/45	1,210,000	1,379,400
Petroleos Mexicanos
3.50%, 07/18/18Δ	90,000	94,815
6.00%, 03/05/20	72,000	82,728
5.50%, 01/21/21Δ	370,000	417,175
6.63%, 06/15/35	159,000	188,018
6.38%, 01/23/45 144A	570,000	663,337
Trust F/1401
5.25%, 12/15/24 144A	200,000	210,500

		21,212,890

Netherlands — 1.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23	400,000	423,586
11.00%, 12/29/49 144A†	487,000	655,107
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	551,878
ING Bank NV
2.00%, 09/25/15 144A	725,000	736,889
5.80%, 09/25/23 144AΔ	340,000	383,706
Petrobras Global Finance BV
2.59%, 03/17/17†Δ	3,800,000	3,854,720
4.88%, 03/17/20	320,000	329,472
6.25%, 03/17/24Δ	540,000	576,126
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	137,214

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Shell International Finance BV
4.38%, 03/25/20Δ	$700,000	$779,748

		8,428,446

New Zealand — 0.2%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	223,382
New Zealand Government Bond
3.00%, 04/15/20(Z)	1,460,000	1,201,671

		1,425,053

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	496,973

Poland — 0.2%
Poland Government Bond
4.00%, 10/25/23(P)	2,140,000	735,535
Poland Government International Bond
4.00%, 01/22/24	830,000	865,275

		1,600,810

Puerto Rico — 0.0%
Popular, Inc.
7.00%, 07/01/19	225,000	229,500

Russia — 0.1%
Russian Foreign Bond
7.50%, 03/31/30 STEP	752,815	873,371

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	316,466

Slovenia — 0.2%
Slovenia Government Bond
4.13%, 01/26/20(E)	1,100,000	1,665,514

South Africa — 0.1%
South Africa Government International Bond
5.88%, 09/16/25Δ	660,000	735,570

South Korea — 0.4%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,618,226

Spain — 1.4%
Ayt Cedulas Cajas Global
4.75%, 05/25/27(E)	500,000	775,490
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	300,000	304,481
3.78%, 10/07/15 144A	100,000	103,325
Spain Government Bond
4.50%, 01/31/18(E)	6,900,000	10,625,669
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	99,127
6.22%, 07/03/17Δ	20,000	22,648
5.88%, 07/15/19	70,000	81,247

		12,011,987

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	387,866

	Par	Value
Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	$640,000	$695,756
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	890,297

		1,586,053

Switzerland — 0.1%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	250,312
Credit Suisse Group AG
7.50%, 12/11/49 144A†Δ	275,000	305,085
6.25%, 12/29/49 144A†Δ	250,000	250,950

		806,347

Turkey — 0.2%
Turkey Government International Bond
7.00%, 03/11/19	230,000	265,592
5.63%, 03/30/21	160,000	175,200
6.25%, 09/26/22	820,000	926,026
5.75%, 03/22/24Δ	410,000	449,975

		1,816,793

United Kingdom — 1.5%
Bank of Scotland PLC
5.25%, 02/21/17 144AΔ	100,000	110,165
Barclays Bank PLC
6.05%, 12/04/17 144A@	230,000	261,733
2.50%, 02/20/19	500,000	507,005
BP Capital Markets PLC
3.88%, 03/10/15	310,000	317,775
3.56%, 11/01/21Δ	30,000	31,086
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	346,080
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	223,285
HSBC Holdings PLC
4.25%, 03/14/24Δ	240,000	247,480
Lloyds Bank PLC
2.30%, 11/27/18Δ	275,000	279,503
12.00%, 12/29/49 144A†@	3,800,000	5,548,000
NRAM Covered Bond LLP
5.63%, 06/22/17 144A	1,400,000	1,572,897
Royal Bank of Scotland PLC
9.50%, 03/16/22†	175,000	205,561
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	560,000	571,720
6.40%, 10/21/19Δ	160,000	188,611
6.13%, 12/15/22	180,000	197,528
6.00%, 12/19/23	410,000	444,909
5.13%, 05/28/24Δ	280,000	284,861
7.64%, 03/29/49†	200,000	214,750
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	715,089
WPP Finance UK
8.00%, 09/15/14	336,000	341,024

		12,609,062

Virgin Islands (British) — 0.8%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	3,000,000	3,217,500
Sinopec Group Overseas Development 2012, Ltd.

See Notes to Financial Statements.

	Par	Value
2.75%, 05/17/17 144A	$230,000	$237,296
Sinopec Group Overseas Development 2014, Ltd.
1.01%, 04/10/17 144A†	3,200,000	3,204,800
4.38%, 04/10/24 144AΔ	550,000	570,773

		7,230,369

Total Foreign Bonds
(Cost $118,201,632)		121,855,310

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.7%
Germany — 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	4,000,000	6,147,720

FOREIGN GOVERNMENT INFLATION-LINKED NOTE — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $954,085)	899,000	969,834

LOAN AGREEMENT — 0.4%
Avago Technologies Cayman, Ltd. Term B Loan
3.75%, 05/06/21 (Cost $3,184,208)	3,200,000	3,208,864

MORTGAGE-BACKED SECURITIES — 27.9%
Aire Valley Mortgages PLC
0.45%, 09/20/66 144A†	139,166	135,898
0.47%, 09/20/66 144A†	333,079	324,419
0.57%, 09/20/66†	452,513	443,191
Alternative Loan Trust
5.50%, 10/25/33	80,697	86,495
0.48%, 11/20/35†	769,975	647,905
0.48%, 11/20/35†	1,480,666	1,221,516
0.42%, 01/25/36†	426,032	378,427
0.34%, 09/25/46†	908,999	741,186
American Home Mortgage Investment Trust
1.82%, 09/25/45†	1,837,673	1,751,644
American Home Mortgage Assets Trust
1.04%, 11/25/46†	1,069,876	596,231
Banc of America Commercial Mortgage Trust
5.45%, 09/10/47	40,000	43,008
5.79%, 04/10/49†	75,000	82,912
Banc of America Mortgage 2004-F Trust
2.51%, 07/25/34†	150,918	152,707
Banc of America Re-REMIC Trust
5.65%, 02/17/51 144A†	96,958	103,860
Bayview Commercial Asset Trust
0.52%, 01/25/35 144A†	737,200	680,243
Bear Stearns Adjustable Rate Mortgage Trust
2.34%, 02/25/33†	17,064	16,466

	Par	Value
2.63%, 05/25/34†	$81,497	$78,418
2.58%, 03/25/35†	664,409	674,070
Bear Stearns ALT-A Trust
2.58%, 05/25/35†	427,215	431,635
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 06/11/50	873,832	976,823
Bear Stearns Structured Products, Inc. Trust
2.10%, 01/26/36†	1,089,850	907,034
Berica ABS SRL
0.61%, 12/31/55(E)†	1,297,996	1,746,851
CHL Mortgage Pass-Through Trust
2.59%, 02/19/34†	726,635	726,210
Citigroup Commercial Mortgage Trust
4.22%, 05/10/47Ω†	3,120,000	292,859
6.25%, 12/10/49†	618,236	699,287
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	66,033
COMM 2013-CCRE11 Mortgage Trust
4.72%, 10/10/46†	205,000	225,328
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/46	90,000	95,699
4.30%, 10/10/46	100,000	106,467
4.76%, 10/10/46†	40,000	43,060
5.26%, 10/10/46†	20,000	21,617
Commercial Mortgage Pass-Through Certificates
2.82%, 10/15/45	30,000	29,540
Commercial Mortgage Trust
6.01%, 07/10/38†	177,000	192,020
Credit Suisse Commercial Mortgage Trust
5.62%, 01/15/49†	203,000	222,471
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	109,925	393
0.00%, 08/25/33 IOΩ†	109,975	—
DBUBS 2011-LC3 Mortgage Trust
11.31%, 08/10/44 IO 144AΩ†	1,245,919	34,645
EQTY 2014-INNS Mortgage Trust
2.50%, 05/08/31 144A†	300,000	301,123
Extended Stay America Trust
2.96%, 12/05/31 144A	100,000	101,456
Federal Home Loan Mortgage Corporation
7.00%, 04/01/15	2,016	2,021
7.00%, 12/01/15	889	890
8.50%, 06/01/18	1,835	1,954
4.50%, 09/01/18	5,778	6,151
8.00%, 08/01/24	1,821	2,049
4.00%, 10/01/25	546,140	585,272
5.50%, 02/01/27	82,140	91,918
7.50%, 11/01/29	5,968	7,170
7.50%, 12/01/29	8,925	10,419
7.50%, 02/01/31	22,791	25,539
2.36%, 07/01/31†	24,570	24,712

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.36%, 08/01/31†	$3,162	$3,190
7.50%, 11/01/31	9,281	9,344
2.48%, 04/01/32†	2,347	2,502
5.00%, 08/01/33	12,473	13,856
5.00%, 09/01/33	2,512	2,790
5.00%, 10/01/33	8,071	8,946
2.48%, 03/01/34†	3,442	3,675
5.00%, 12/01/34	209,568	232,590
5.50%, 05/01/35	489,865	549,945
5.00%, 07/01/35	11,046	12,268
5.00%, 11/01/35	423,449	469,332
5.50%, 11/01/35	80,186	90,022
5.00%, 12/01/35	29,398	33,125
5.50%, 01/01/36	48,821	54,907
6.00%, 02/01/36	771,875	875,683
2.83%, 01/01/37†	641,758	693,111
5.00%, 02/01/37	52,602	58,212
5.50%, 07/01/37	99,365	111,863
1.87%, 09/01/37†	59,316	62,386
5.50%, 04/01/38	25,995	28,975
7.00%, 02/01/39	309,692	350,455
7.00%, 03/01/39	56,933	62,192
5.50%, 04/01/39	571,420	641,336
4.50%, 06/01/39	274,315	297,034
6.50%, 09/01/39	100,080	112,774
5.50%, 08/01/40	542,895	605,143
5.00%, 06/01/41	10,145	11,262
4.00%, 10/01/42	92,429	97,906
3.50%, 11/01/42	755,539	771,236
3.50%, 12/01/42	89,678	91,542
3.50%, 01/01/43	573,991	585,884
3.50%, 02/01/43	381,866	389,788
3.50%, 04/01/43	193,249	198,700
4.00%, 04/01/43	192,054	203,419
3.50%, 05/01/43	743,090	765,179
4.00%, 05/01/43	97,575	103,964
4.00%, 06/01/43	95,177	101,419
4.00%, 07/01/43	377,612	402,128
4.00%, 08/01/43	191,261	202,522
4.50%, 12/01/43	1,284,263	1,404,972
4.50%, 02/01/44	990,818	1,084,100
4.50%, 03/01/44	298,310	326,424
3.00%, 08/01/44 TBA	1,900,000	1,869,607
Federal Home Loan Mortgage Corporation REMIC
4.65%, 06/15/27 IOΩ†	870,311	109,135
0.27%, 09/15/31 IOΩ†	801,831	110,578
6.00%, 05/15/36	524,962	586,275
0.65%, 06/15/37†	414,495	416,422
10.14%, 07/15/37 IOΩ†	2,639,479	416,857
9.41%, 01/15/40 IOΩ†	651,442	96,185
5.18%, 10/15/41 IOΩ†	403,249	80,235
6.58%, 11/15/41 IOΩ†	386,716	70,905
5.74%, 07/15/42 IOΩ†	87,501	18,838
3.04%, 08/15/42 IOΩ†	88,083	20,089
4.00%, 08/15/42 IOΩ†	443,592	103,120
4.39%, 11/15/42 IOΩ†	91,696	21,093
4.82%, 11/15/42 IOΩ†	87,219	19,181
5.37%, 11/15/42 IOΩ†	90,280	19,663
3.00%, 05/15/43	406,772	339,186
3.00%, 07/15/43	205,569	168,567
2.79%, 02/15/44 IOΩ†	198,500	46,253
3.74%, 05/15/44 IOΩ†	199,316	45,609

	Par	Value
Federal Housing Administration
7.43%, 10/01/18@	$46,323	$47,665
Federal National Mortgage Association
8.00%, 06/01/15	2,272	2,318
8.00%, 09/01/15	2,492	2,543
3.07%, 12/01/17	941,336	983,123
5.00%, 12/01/17	14,245	15,329
2.80%, 03/01/18	561,427	588,459
3.74%, 05/01/18	1,339,377	1,442,560
3.84%, 05/01/18	420,000	454,042
4.51%, 06/01/19	1,000,000	1,099,393
3.42%, 10/01/20	284,302	302,877
3.62%, 12/01/20	179,884	191,578
4.38%, 06/01/21	685,257	760,073
9.50%, 05/01/22	910	1,005
2.02%, 07/01/22†	6,092	6,114
5.50%, 09/01/23	113,307	124,252
5.50%, 10/01/23	23,085	25,290
5.00%, 05/01/24	81,029	90,039
9.50%, 07/01/24	1,736	1,919
5.50%, 05/01/25	660,080	701,169
3.50%, 07/01/26 TBA	1,100,000	1,165,828
6.00%, 06/01/27	242,152	273,440
1.95%, 07/01/27†	19,135	19,737
2.50%, 07/01/27 TBA	300,000	304,734
3.00%, 07/01/27 TBA	2,800,000	2,908,500
2.26%, 08/01/27†	37,090	39,496
1.95%, 11/01/27 CONV†	23,215	23,958
2.76%, 02/01/30†	110,561	111,113
2.51%, 06/01/30 CONV†	16,159	16,340
8.00%, 10/01/30	23,118	27,692
2.63%, 12/01/30 CONV†	6,060	6,177
1.95%, 01/01/31†	6,855	6,872
4.50%, 04/01/31	144,338	157,883
2.32%, 05/01/31†	14,447	14,526
4.50%, 05/01/31	494,970	541,465
4.50%, 06/01/31	148,496	162,476
4.50%, 11/01/31	207,327	226,811
6.00%, 11/01/31	3,825	4,329
4.50%, 12/01/31	288,556	315,097
6.00%, 01/01/32	65,241	73,413
6.00%, 03/01/32	18,520	20,954
6.00%, 04/01/32	238,005	268,367
1.95%, 06/01/32†	8,407	8,527
2.02%, 08/01/32†	10,598	11,004
6.00%, 08/01/32	1,901	2,157
2.25%, 02/01/33†	2,795	2,809
5.50%, 04/01/33	44,629	50,740
2.02%, 05/01/33†	43,161	45,436
6.00%, 05/01/33	540	607
5.00%, 07/01/33	65,061	72,638
3.50%, 08/01/33	93,990	98,451
5.00%, 08/01/33	5,385	6,046
5.00%, 09/01/33	611,957	682,932
5.50%, 09/01/33	9,123	10,268
3.50%, 10/01/33	190,866	199,903
3.50%, 11/01/33	95,732	100,244
3.50%, 12/01/33	96,881	101,317
5.00%, 12/01/33	515,242	575,413
5.50%, 12/01/33	12,928	14,591
6.00%, 12/01/33	491	553
5.50%, 02/01/34	22,530	25,353

See Notes to Financial Statements.

	Par	Value
5.50%, 04/01/34	$2,342	$2,635
5.50%, 05/01/34	110,117	123,816
5.50%, 08/01/34	5,131	5,829
5.50%, 10/01/34	245	276
6.00%, 10/01/34	31,333	35,261
5.50%, 11/01/34	11,169	12,569
2.00%, 12/01/34†	123,187	130,384
5.50%, 12/01/34	24,308	27,450
6.00%, 12/01/34	356	400
5.50%, 02/01/35	2,722	3,060
6.00%, 05/01/35	1,277,374	1,441,218
5.50%, 07/01/35	282	315
6.00%, 07/01/35	243,304	275,074
5.50%, 08/01/35	506	572
6.00%, 08/01/35	95	107
5.50%, 09/01/35	79,079	88,540
5.00%, 10/01/35	220,843	246,413
6.00%, 10/01/35	50,251	56,803
1.95%, 11/01/35†	17,087	17,632
2.10%, 11/01/35†	91,126	96,335
2.10%, 11/01/35†	83,766	88,806
2.11%, 11/01/35†	108,309	114,544
2.12%, 11/01/35†	79,839	84,404
2.12%, 11/01/35†	118,040	125,967
6.00%, 11/01/35	589,486	666,138
5.00%, 12/01/35	363,012	403,821
5.50%, 12/01/35	2,313	2,628
6.00%, 12/01/35	10,474	11,836
6.00%, 01/01/36	108,363	121,970
6.00%, 02/01/36	5,180	5,838
6.00%, 03/01/36	6,373	7,191
5.50%, 04/01/36	79,203	86,186
6.00%, 04/01/36	9,518	10,710
3.79%, 05/01/36†	134,455	140,989
5.50%, 09/01/36	18,929	21,287
5.50%, 11/01/36	204,053	228,746
6.00%, 01/01/37	999,519	1,124,953
1.76%, 02/01/37†	715,893	748,882
5.50%, 02/01/37	297	334
6.00%, 02/01/37	836,529	946,431
5.50%, 03/01/37	12,147	13,626
6.00%, 03/01/37	645,395	727,102
5.50%, 04/01/37	515	578
5.50%, 05/01/37	556	626
5.50%, 06/01/37	186	209
6.00%, 06/01/37	399	449
6.00%, 07/01/37	1,777,072	2,001,942
5.50%, 08/01/37	561,077	629,773
6.00%, 09/01/37	1,233,065	1,387,521
6.50%, 10/01/37	150,195	169,518
7.00%, 10/01/37	10,584	11,754
7.00%, 11/01/37	11,034	13,153
1.95%, 12/01/37†	62,730	65,476
7.00%, 12/01/37	8,016	9,281
1.95%, 01/01/38†	40,394	42,128
6.00%, 01/01/38	439,780	496,769
5.50%, 02/01/38	7,224	8,109
6.00%, 02/01/38	497,859	560,222
7.00%, 02/01/38	10,865	11,956
4.50%, 03/01/38	16,698	18,092
5.50%, 03/01/38	731	824
6.00%, 03/01/38	388,598	437,276
4.50%, 04/01/38	596,032	645,768
5.00%, 04/01/38	265,529	295,057

	Par	Value
6.00%, 04/01/38	$805	$906
5.50%, 05/01/38	250	280
6.00%, 05/01/38	65,379	73,679
5.00%, 06/01/38	267,238	296,956
5.50%, 06/01/38	1,024	1,148
4.50%, 07/01/38 TBA	300,000	324,891
5.00%, 07/01/38 TBA	1,900,000	2,109,891
5.50%, 07/01/38	120,524	135,992
5.50%, 08/01/38	167,255	188,739
7.00%, 08/01/38	9,730	10,555
5.50%, 09/01/38	626	707
6.00%, 11/01/38	80,526	90,686
7.00%, 11/01/38	53,279	57,857
5.50%, 12/01/38	337	380
6.00%, 12/01/38	255,985	288,051
6.00%, 01/01/39	330,983	373,451
7.00%, 02/01/39	25,939	28,793
7.00%, 03/01/39	229,103	260,789
4.00%, 08/01/39 TBA	12,000,000	12,697,032
6.00%, 09/01/39	186,618	210,129
6.00%, 10/01/39	61,928	69,946
5.50%, 12/01/39	285,648	322,620
6.00%, 12/01/39	893,002	1,006,141
1.52%, 06/01/40†	59,374	62,142
4.00%, 07/01/40 TBA	2,400,000	2,547,000
4.50%, 07/01/40 TBA	1,000,000	1,082,969
5.00%, 07/01/40 TBA	1,000,000	1,110,469
1.52%, 10/01/40†	159,565	166,994
6.00%, 10/01/40	46,260	52,105
1.95%, 11/01/40†	19,623	20,274
4.50%, 01/01/41	1,167,935	1,265,394
6.00%, 05/01/41	2,306,329	2,599,987
4.50%, 06/01/41	737,342	798,870
3.50%, 07/01/41 TBA	12,000,000	12,352,500
4.50%, 08/01/41	157,639	170,793
4.50%, 09/01/41	461,699	500,226
4.50%, 10/01/41	40,163	43,514
4.50%, 11/01/41	596,075	646,952
5.00%, 05/01/42	216,211	240,468
4.00%, 06/01/42	82,529	87,709
4.00%, 07/01/42 TBA	6,000,000	6,367,500
3.00%, 08/01/42	343,601	340,811
3.00%, 09/01/42	297,571	295,316
2.50%, 10/01/42	642,769	610,130
3.50%, 10/01/42	1,760,941	1,800,838
4.00%, 10/01/42	367,209	388,002
3.00%, 11/01/42	133,353	132,296
3.00%, 12/01/42	1,841,570	1,826,592
3.50%, 12/01/42	555,911	571,404
4.00%, 12/01/42	261,606	278,026
3.00%, 01/01/43	1,735,135	1,718,216
3.00%, 02/01/43	474,316	470,561
3.00%, 03/01/43	421,085	417,894
3.50%, 03/01/43	283,784	291,694
3.00%, 04/01/43	516,473	512,562
3.50%, 04/01/43	1,235,268	1,269,700
4.00%, 04/01/43	92,141	98,181
3.00%, 05/01/43	21,668,460	21,432,198
3.50%, 05/01/43	95,115	97,767
4.00%, 05/01/43	374,946	399,101
3.00%, 06/01/43	1,067,692	1,056,318
4.00%, 06/01/43	938,818	999,137
2.50%, 07/01/43 TBA	5,000,000	4,739,844
3.00%, 07/01/43	816,560	810,372

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.00%, 07/01/43	$948,006	$1,008,471
4.00%, 08/01/43	294,190	310,847
4.50%, 09/01/43	293,619	320,119
4.50%, 10/01/43	293,263	319,761
4.50%, 11/01/43	196,371	214,148
4.50%, 12/01/43	295,832	322,635
4.50%, 01/01/44	196,290	214,056
Federal National Mortgage Association Interest STRIP
1.88%, 04/25/27 IOΩ†	670,904	78,364
6.12%, 11/25/39 IOΩ†	142,448	28,220
2.12%, 11/25/41 IOΩ†	368,602	76,298
3.30%, 11/25/41 IOΩ†	519,648	120,534
4.70%, 04/25/42 IOΩ†	937,116	210,281
Federal National Mortgage Association REMIC
25.00%, 08/25/21 IOΩ†	66	1,226
13.52%, 10/25/21 IOΩ†	114	2,158
5.94%, 07/25/27 IOΩ†	1,810,866	203,424
0.60%, 10/18/30†	20,268	20,474
13.16%, 03/25/37 IOΩ†	1,573,920	238,598
6.50%, 06/25/39	59,118	66,346
4.26%, 12/25/39 IOΩ†	623,290	101,330
4.37%, 10/25/40 IOΩ†	812,161	153,221
14.15%, 12/25/40 IOΩ†	165,479	21,864
4.52%, 02/25/41 IOΩ†	80,266	15,416
5.00%, 06/25/41	750,000	817,728
5.50%, 07/25/41	943,159	1,073,561
0.70%, 09/25/41†	4,668,607	4,702,375
5.48%, 10/25/41 IOΩ†	968,635	172,845
8.27%, 03/25/42 IOΩ†	430,842	69,955
5.50%, 04/25/42	1,643,525	1,841,121
6.00%, 05/25/42	472,703	527,860
4.25%, 07/25/42 IOΩ†	155,487	32,929
6.50%, 07/25/42	780,227	870,289
7.00%, 07/25/42	306,553	352,739
9.63%, 07/25/42 IOΩ†	137,825	24,715
3.83%, 09/25/42 IOΩ†	262,897	57,274
7.00%, 10/25/42	112,712	124,679
3.76%, 11/25/42 IOΩ†	272,124	64,681
4.73%, 11/25/42 IOΩ†	183,456	41,922
4.46%, 12/25/42 IOΩ†	91,555	20,937
5.54%, 12/25/42 IOΩ†	265,832	55,149
5.75%, 12/25/42 IOΩ†	179,182	36,877
6.39%, 07/25/43 IOΩ†	187,150	39,296
FHLMC Multifamily Structured Pass Through Certificates
4.32%, 11/25/19	1,100,000	1,216,273
4.13%, 04/25/20 IOΩ†	2,258,264	116,890
4.25%, 06/25/20 IOΩ†	744,725	56,116
3.03%, 10/25/20	800,000	836,732
3.83%, 07/25/21 IOΩ†	1,413,939	134,086
3.80%, 10/25/21 IOΩ†	892,784	82,726
3.92%, 12/25/21 IOΩ†	731,098	61,870
2.78%, 09/25/22	289,755	300,817
3.65%, 09/25/22 IOΩ†	148,740	8,721
2.52%, 01/25/23	1,100,000	1,087,230
3.46%, 08/25/23	100,000	105,191
FHLMC Multifamily Structured Pass-Through Certificates
3.88%, 07/25/24+ IOΩ†	3,540,000	322,282
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,500,000	3,780,000

	Par	Value
FHLMC Structured Pass-Through Securities
1.52%, 07/25/44†	$1,234,010	$1,231,520
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	625,452	619,545
General Electric Capital Commercial Mortgage Corporation Series 2007-C1 Trust
5.54%, 12/10/49	800,000	869,040
Giovecca Mortgages SRL
0.93%, 04/23/48(E)†	562,744	761,003
Government National Mortgage Association
0.00%, 07/01/20+ IOΩ†	3,680,000	300,214
3.95%, 07/15/25	147,028	153,518
7.00%, 10/15/25	12,434	12,749
7.00%, 01/15/26	5,412	6,016
7.00%, 07/15/27	63,761	74,464
7.00%, 12/15/27	1,292	1,336
7.00%, 01/15/28	15,475	15,938
7.00%, 03/15/28	83,793	96,417
7.00%, 07/15/28	10,359	11,525
7.50%, 07/15/28	12,970	13,402
6.50%, 08/15/28	5,443	6,185
7.00%, 08/15/28	19,217	22,585
7.50%, 08/15/28	9,729	11,040
6.50%, 09/15/28	29,471	33,893
7.00%, 10/15/28	38,524	41,457
7.50%, 03/15/29	25,510	30,851
7.50%, 11/15/29	20,810	21,676
1.63%, 11/20/29†	43,725	45,190
8.50%, 08/15/30	838	974
8.50%, 11/20/30	9,028	10,583
6.50%, 08/15/31	47,125	53,602
7.50%, 08/15/31	11,534	13,140
6.50%, 10/15/31	90,953	104,050
6.00%, 11/15/31	204,348	229,713
6.50%, 11/15/31	102,796	116,923
6.00%, 12/15/31	52,964	59,538
6.00%, 01/15/32	122,597	140,258
6.00%, 02/15/32	223,338	251,060
6.50%, 02/15/32	118,593	135,120
6.00%, 04/15/32	65,274	73,424
7.50%, 04/15/32	64,812	67,503
6.50%, 06/15/32	107,590	122,376
6.50%, 07/15/32	2,010	2,286
6.50%, 08/15/32	234,765	267,028
6.50%, 09/15/32	206,654	235,053
6.00%, 10/15/32	139,186	156,463
5.50%, 11/15/32	38,556	43,367
6.00%, 11/15/32	113,086	128,157
6.00%, 12/15/32	42,124	47,353
6.50%, 12/15/32	16,917	19,242
5.50%, 01/15/33	34,175	38,354
6.00%, 01/15/33	79,487	89,353
5.50%, 02/15/33	31,991	36,013
6.00%, 02/15/33	56,783	63,831
5.50%, 03/15/33	35,259	39,620
6.50%, 04/15/33	390,154	443,771
6.00%, 05/15/33	351,422	395,044
6.00%, 06/15/33	21,755	24,455
5.50%, 07/15/33	38,769	43,462

See Notes to Financial Statements.

	Par	Value
5.50%, 08/15/33	$20,474	$23,032
5.50%, 09/15/33	17,351	19,394
6.00%, 10/15/33	153,387	172,426
6.50%, 10/15/33	161,495	183,689
6.00%, 12/15/33	232,094	260,904
5.50%, 04/15/34	19,912	22,454
5.50%, 05/15/34	26,095	29,455
6.50%, 08/15/34	355,502	411,118
5.50%, 09/15/34	195,472	220,562
5.50%, 12/15/34	152,744	172,416
5.50%, 01/15/35	162,703	183,454
2.25%, 03/16/35	176,645	180,290
0.45%, 03/20/37†	826,246	827,198
0.45%, 05/20/37†	358,709	358,429
7.95%, 02/20/38 IOΩ†	411,452	60,767
6.00%, 09/20/38	531,245	604,385
14.60%, 03/20/39 IOΩ†	124,744	16,615
16.82%, 01/20/40 IOΩ†	156,444	23,028
4.00%, 07/20/40 TBA	3,200,000	3,424,500
5.00%, 07/20/40	42,948	47,727
8.84%, 08/20/40 IOΩ†	261,604	49,268
5.00%, 09/20/40	169,774	188,635
6.00%, 10/20/40	67,848	76,311
6.00%, 01/20/41	80,931	91,173
4.50%, 04/20/41	853,295	934,556
4.50%, 07/20/41 TBA	600,000	655,148
7.67%, 10/16/41 IOΩ†	288,486	57,947
3.00%, 07/15/42 TBA	9,000,000	9,067,500
3.50%, 07/15/42 TBA	1,900,000	1,975,852
3.50%, 07/20/42 TBA	2,200,000	2,291,610
2.50%, 12/20/42	46,735	45,196
7.77%, 06/20/43 IOΩ†	550,914	112,659
0.00%, 08/16/43 IOΩ†@	404,008	61,523
6.73%, 12/20/43 IOΩ†	93,168	19,079
2.90%, 02/16/44	1,042,805	1,067,280
2.90%, 06/16/44	339,873	347,678
4.00%, 07/20/44 TBA	2,000,000	2,140,312
4.00%, 08/20/44 TBA	1,000,000	1,067,187
2.00%, 12/16/49	118,373	119,006
3.87%, 08/16/52 IOΩ†	870,112	57,795
4.62%, 06/16/55 IOΩ†	915,200	59,163
0.55%, 12/20/60†	428,091	425,112
0.63%, 03/20/61†	526,266	524,200
0.65%, 03/20/61†	337,476	336,414
0.50%, 12/20/62†	1,695,951	1,678,040
Granite Master Issuer PLC
0.29%, 12/20/54†	348,180	346,080
Granite Mortgages 03-3 PLC
0.71%, 01/20/44(E)†	118,114	161,597
0.91%, 01/20/44(U)†	35,858	61,247
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	932,114	693,162
GS Mortgage Securities Trust
4.17%, 08/10/44 IO 144AΩ†	461,985	30,332
4.27%, 11/10/46	130,000	140,457
4.65%, 11/10/46	190,000	207,211
5.16%, 11/10/46†	150,000	165,187
GSMPS Mortgage Loan Trust
0.61%, 02/25/35 144A†	92,250	85,571
GSR Mortgage Loan Trust
2.66%, 09/25/35†	416,961	420,729

	Par	Value
Impac CMB Trust
0.87%, 10/25/34†	$69,832	$60,789
0.41%, 11/25/35†	770,743	605,804
IndyMac ARM Trust
1.72%, 01/25/32†	7,350	7,168
IndyMac INDX Mortgage Loan Trust
0.34%, 09/25/46†	1,018,991	875,070
JP Morgan Alternative Loan Trust
0.67%, 01/25/36†	377,838	345,717
JP Morgan Chase Commercial Mortgage Securities Trust
5.93%, 02/12/51†	300,000	336,561
6.08%, 02/12/51†	10,000	11,244
JP Morgan Mortgage Trust
2.95%, 02/25/35†	147,726	146,776
JPMBB Commercial Mortgage Securities Trust
4.42%, 11/15/45	220,000	236,362
5.25%, 11/15/45†	90,000	97,408
5.05%, 01/15/47†	50,000	54,572
LB Commercial Mortgage Trust
6.04%, 07/15/44†	688,431	763,318
6.09%, 07/15/44†	130,000	145,319
LB-UBS Commercial Mortgage Trust
0.00%, 06/15/36 IO 144AΩ†@	426,903	1,102
6.37%, 09/15/45†	70,000	79,738
Leek Finance Number Seventeen PLC
0.49%, 12/21/37(E)†	66,320	95,228
0.51%, 12/21/37 144A†	165,800	173,146
0.83%, 12/21/37(U)†	33,160	59,469
Leek Finance Number Eighteen PLC
0.47%, 09/21/38(E)†	50,036	71,188
0.49%, 09/21/38†	402,752	417,895
Lehman XS Trust
0.45%, 11/25/35†	564,955	496,012
Luminent Mortgage Trust
0.32%, 12/25/36†	2,263,201	1,767,040
0.35%, 02/25/46†	671,460	506,595
MASTR Adjustable Rate Mortgages Trust
2.40%, 05/25/34†	216,089	213,147
0.79%, 11/25/34†	339,214	335,704
2.62%, 11/25/35 144A†	848,113	620,499
Merrill Lynch Mortgage Investors Trust
1.05%, 11/25/29†	260,844	256,115
1.57%, 10/25/35†	59,038	58,332
ML-CFC Commercial Mortgage Trust
6.07%, 06/12/46†	1,395,570	1,501,929
Morgan Stanley Bank of America Merrill Lynch Trust
4.14%, 08/15/45 IO 144AΩ†	995,109	89,566
2.92%, 02/15/46	70,000	69,253
3.21%, 02/15/46	121,000	119,948
3.10%, 05/15/46	300,000	298,491
3.46%, 05/15/46	140,000	140,541

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	$50,000	$54,734
PFP III 2014-1, Ltd.
4.25%, 06/14/31 144A†	460,000	463,902
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,010,682	3,016,839
6.00%, 05/25/35 144A	2,608,824	2,663,730
Quadrivio Finance SRL
0.83%, 07/25/60(E)†	294,860	401,313
RBS Commercial Funding, Inc.
2013-GSP Trust
3.96%, 01/13/32 144A†	550,000	575,195
Reperforming Loan REMIC Trust
0.57%, 11/25/34 144A†	13,218	11,617
0.51%, 03/25/35 144A†	53,338	47,678
Sequoia Mortgage Trust
0.99%, 07/20/33†	137,801	129,794
Stru Cs-4579 Ai
6.22%, 07/30/34+ IOΩ†	2,800,000	211,312
Structured Adjustable Rate Mortgage Loan Trust
0.49%, 08/25/35†	276,034	264,004
Structured Asset Mortgage Investments II Trust
0.41%, 07/19/35†	175,924	159,942
Structured Asset Securities Corporation
0.50%, 06/25/35 144A†	165,411	133,989
Thornburg Mortgage Securities Trust
0.79%, 09/25/43†	20,325	19,983
2.24%, 04/25/45†	184,766	187,493
Thrones 2013-1 PLC
2.03%, 07/20/44(U)†	90,319	155,910
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	110,000	108,943
4.11%, 12/10/45 IO 144AΩ†	982,166	107,136
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	99,324
Wachovia Bank Commercial Mortgage Trust
5.38%, 12/15/43	140,000	152,294
Washington Mutual Mortgage Pass-Through Certificates
2.45%, 02/25/33†	11,262	11,190
2.19%, 02/25/37†	565,506	467,918
2.31%, 02/25/37†	379,260	321,475
1.52%, 06/25/42†	26,084	24,854
0.44%, 07/25/45†	267,720	252,917
0.88%, 04/25/47†	1,011,619	917,784
Wells Fargo Alternative Loan 2007-PA6 Trust
2.66%, 12/28/37†	1,207,899	1,005,042
Wells Fargo Commercial Mortgage Trust
4.34%, 08/15/50Ω†	3,090,000	289,340
Wells Fargo Mortgage Backed Securities 2005-AR13 Trust
5.24%, 05/25/35	114,730	116,703
Wells Fargo Mortgage Backed Securities 2005-AR2 Trust
2.61%, 03/25/35†	181,120	185,127

	Par	Value
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.61%, 08/25/33†	$279,804	$286,575
WF-RBS Commercial Mortgage Trust
5.85%, 02/15/44 IO 144AΩ†	1,519,705	52,400
4.30%, 06/15/45 IO 144AΩ†	320,360	29,599
4.08%, 03/15/47 IOΩ†	1,087,397	90,581

Total Mortgage-Backed Securities (Cost $237,907,099)		240,625,170

MUNICIPAL BONDS — 0.9%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,310,229
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	300,000	451,842
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	307,795
Commonwealth of Puerto Rico, General Obligation, Series A
8.00%, 07/01/35	690,000	607,849
5.50%, 07/01/39	80,000	56,292
Commonwealth of Puerto Rico, General Obligation, Series A
6.00%, 07/01/34	10,000	7,439
5.25%, 07/01/37	20,000	14,144
5.00%, 07/01/41	10,000	6,941
5.75%, 07/01/41	10,000	7,220
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36	10,000	7,375
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39	10,000	7,325
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	396,483
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	13,862
6.00%, 07/01/44	75,000	52,951
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	8,897
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	4,316
5.50%, 08/01/28	30,000	26,034
6.13%, 08/01/29	5,000	4,614
0.00%, 08/01/32	50,000	39,983
0.00%, 08/01/33	25,000	14,656
5.50%, 08/01/37	30,000	23,875
5.75%, 08/01/37	35,000	28,586
5.38%, 08/01/39	5,000	3,881
6.38%, 08/01/39	5,000	4,353

See Notes to Financial Statements.

	Par	Value
5.50%, 08/01/42	$60,000	$46,884
6.00%, 08/01/42	10,000	8,252
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
5.00%, 08/01/43	10,000	7,213
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
0.00%, 08/01/37	10,000	1,395
6.00%, 08/01/39	20,000	16,787
5.25%, 08/01/41	40,000	30,225
State of California, General Obligation
7.95%, 03/01/36	165,000	201,300
7.55%, 04/01/39	85,000	127,867
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	454,436

Total Municipal Bonds (Cost $6,762,619)		7,301,301

	Number of
	Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Long U.S. Treasury Bond, Strike Price $138.00, Expires 07/30/14 (GSC)	15	9,375

	Notional
	Amount
U.S. Dollar vs. Japanese Yen, Strike Price $103.00, Expires 07/10/14 (DEUT)	$65,400,000	326

		9,701

	Number of
	Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.00, Expires 07/30/14 (JEFF)	15	703
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 07/28/14 (JEFF)	15	2,578
Euro-BOBL, Strike Price $97.75, Expires 09/12/14 (ADV)	55	2,407
Euro-BOBL, Strike Price $98.63, Expires 12/31/14 (ADV)	48	5,400

		11,088

	Notional
	Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 3.45%, Expires 09/21/15 (RBS)	$2,300,000	137,871
3-Month LIBOR, Strike Price 3.96%, Expires 05/1/15 (GSC)	15,300,000	202,226

		340,097

Total Purchased Options (Cost $651,447)		360,886

	Par	Value
U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bill
0.04%, 11/06/14	$427,000	$426,939

U.S. Treasury Bonds
3.63%, 08/15/43	4,500,000	4,754,178
3.75%, 11/15/43	9,890,000	10,682,743
3.63%, 02/15/44	3,200,000	3,377,501
3.38%, 05/15/44	2,710,000	2,728,631

		21,543,053

U.S. Treasury Floating Rate Note
0.09%, 04/30/16†	6,000,000	6,001,674

U.S. Treasury Inflationary Index Bonds
2.00%, 07/15/14	1,780,000	2,243,704
0.13%, 04/15/16	4,800,000	5,293,151
0.13%, 04/15/18	2,700,000	2,861,539
0.13%, 04/15/19	1,200,000	1,250,529
1.13%, 01/15/21	3,800,000	4,463,783
0.13%, 01/15/22	900,000	949,547
0.38%, 07/15/23	2,900,000	3,013,249
0.63%, 01/15/24	1,290,000	1,358,863
2.50%, 01/15/29	800,000	1,115,535
2.13%, 02/15/40	1,280,000	1,788,658
1.38%, 02/15/44	810,000	907,565

		25,246,123

U.S. Treasury Notes
0.25%, 09/30/15Δ	11,900,000	11,913,709
0.25%, 10/31/15Δ	3,191,000	3,193,993
0.38%, 02/15/16Δ	6,400,000	6,408,128
2.13%, 02/29/16	3,900,000	4,017,534
0.38%, 03/15/16Δ	8,600,000	8,605,547
0.38%, 03/31/16	34,100,000	34,109,309
2.25%, 03/31/16Δ	3,200,000	3,306,064
0.25%, 05/15/16	9,200,000	9,174,847
0.88%, 04/15/17Δ	110,000	110,275
0.75%, 10/31/17	3,120,000	3,090,263
1.38%, 06/30/18	1,430,000	1,433,408
1.50%, 08/31/18	1,410,000	1,417,490
1.50%, 12/31/18	1,520,000	1,520,950
1.63%, 04/30/19	30,510,000	30,570,776
1.50%, 05/31/19Δ	2,950,000	2,935,365
1.63%, 06/30/19	1,900,000	1,900,074
2.13%, 01/31/21	6,000,000	6,030,000
2.25%, 04/30/21	17,100,000	17,269,666
2.00%, 05/31/21	15,450,000	15,335,933
2.13%, 06/30/21	1,400,000	1,399,891
2.50%, 08/15/23	1,100,000	1,106,703
2.75%, 11/15/23Δ	850,000	871,283
2.75%, 02/15/24	26,200,000	26,797,675
2.50%, 05/15/24Δ	10,500,000	10,486,056

		203,004,939

U.S. Treasury STRIP
3.53%, 11/15/43Ω†Δ	540,000	194,244

Total U.S. Treasury Obligations (Cost $254,517,299)		256,416,972

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PREFERRED STOCKS — 0.1%
GMAC Capital Trust I, 8.125%, 02/15/40Δ* (Cost $592,347)	23,879	$651,897

MONEY MARKET FUNDS — 20.4%
GuideStone Money Market Fund (Investor Class)¥	99,219,963	99,219,963
Northern Institutional Liquid Assets Portfolio§	76,619,111	76,619,111

Total Money Market Funds (Cost $175,839,074)		175,839,074

TOTAL INVESTMENTS — 117.7% (Cost $995,343,786)		1,013,177,279

	Number of
	Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $126.00, Expires 08/25/14 (MLCS)	(18)	(7,875)
Euro-BOBL, Strike Price $97.88, Expires 12/12/14 (JEFF)	(77)	(62,563)
Long U.S. Treasury Bond, Strike Price $139.00, Expires 07/30/14 (MLCS)	(18)	(5,906)
Long U.S. Treasury Bond, Strike Price $139.00, Expires 08/25/14 (MLCS)	(21)	(16,078)

		(92,422)

Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.00, Expires 08/25/14 (MLCS)	(18)	(3,375)
Euro-BOBL, Strike Price $97.50, Expires 09/12/14 (ADV)	(55)	(687)
Euro-BOBL, Strike Price $98.38, Expires 12/13/14 (ADV)	(48)	(2,100)
Long U.S. Treasury Bond, Strike Price $133.00, Expires 07/30/14 (MLCS)	(18)	(1,406)

	Notional
	Amount
U.S. Dollar vs. Japanese Yen, Strike Price $101.00, Expires 07/11/14 (DEUT)	$(65,400,000)	(1,708)

		(9,276)

Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price 1.20%, Expires 09/03/14 (DEUT)	(17,200,000)	(549)
3-Month LIBOR, Strike Price 2.50%, Expires 08/25/14 (DEUT)	(20,300,000)	(53,620)
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (RBS)	(9,700,000)	(146,935)

	Notional
	Amount	Value
3-Month LIBOR, Strike Price 2.85%, Expires 08/25/14 (DEUT)	$(14,700,000)	$(45,041)
3-Month LIBOR, Strike Price 3.6%, Expires 05/12/15 (GSC)	(34,200,000)	(212,922)
3-Month LIBOR, Strike Price 4.25%, Expires 07/28/14 (RBS)+	(17,300,000)	(467)

		(459,534)

Total Written Options (Premiums received $(1,086,496))		(561,232)

	Par
SECURITY SOLD SHORT — (1.1)%
U.S. Treasury Note
1.63%, 08/15/22	$(8,100,000)	(7,691,201)
2.75%, 11/15/23	(1,700,000)	(1,742,567)

Total Security Sold Short (Cost $(9,394,445))		(9,433,768)

TBA SALE COMMITMENT — (1.4)%
Federal National Mortgage Association
3.00%, 07/01/42 TBA (Cost $(11,719,062))	(12,000,000)	(11,854,691)

Liabilities in Excess of Other Assets — (15.1)%		(130,298,103)

NET ASSETS — 100.0%		$861,029,485

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	29.8
Mortgage-Backed Securities	27.9
Money Market Funds	20.4
Corporate Bonds	17.0
Foreign Bonds	14.2
Agency Obligations	4.0
Asset-Backed Securities	2.2
Municipal Bonds	0.9
Foreign Government Inflation-Linked Bond	0.7
Loan Agreements	0.4
Foreign Government Inflation-Linked Note	0.1
Preferred Stocks	0.1
Purchased Options	— **
Written Options	(0.1)
Security Sold Short	(1.1)
TBA Sale Commitments	(1.4)

115.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2014:

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	UBS	USD	300,000	$146	$—	$146
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	950,000	(12,556)	—	(12,556)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	460,000	(6,077)	(2,054)	(4,023)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	430,000	(6,338)	(2,679)	(3,659)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	250,000	(3,304)	(1,655)	(1,649)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	220,000	(3,243)	(1,463)	(1,780)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	210,000	(2,647)	(1,469)	(1,178)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(2,799)	(517)	(2,282)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(2,799)	(657)	(2,142)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	180,000	(2,653)	(455)	(2,198)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	140,000	(2,063)	(789)	(1,274)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	130,000	(1,915)	(228)	(1,687)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,513)	(1,739)	226
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,585)	(772)	(813)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,585)	(758)	(827)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,586)	(1,542)	(44)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	120,000	(1,768)	(407)	(1,361)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,769)	(233)	(1,536)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(1,057)	(1,217)	160
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(1,179)	(332)	(847)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(793)	(392)	(401)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(793)	(376)	(417)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	60,000	(884)	(233)	(651)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	50,000	(661)	(343)	(318)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	40,000	(504)	(530)	26
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	30,000	(397)	(179)	(218)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	20,000	$(264)	$(132)	$(132)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	20,000	(295)	(39)	(256)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	10,000	(132)	(61)	(71)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(5,626)	4,812	(10,438)

						$(68,639)	$(16,439)	$(52,200)

								Upfront
	Implied	Fixed						Premiums	Unrealized
	Credit	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	Spread	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	1.08%	(1.04)%	05/20/17	DEUT	USD	1,000,000	$7,197	$—	$7,197
GMAC LLC, 6.88% due 08/28/12	0.96%	(3.53)%	09/20/17	DEUT	USD	4,100,000	355,433	—	355,433
Republic of Italy, 6.875% due 09/27/33	0.92%	1.00%	06/20/19	HKSB	USD	100,000	414	899	(485)
Republic of Italy, 6.875% due 09/27/33	0.92%	1.00%	09/20/19	CITI	USD	5,600,000	19,630	17,919	1,711

							$382,674	$18,818	$363,856

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.HY15 Index	(5.00)%	12/20/15	CME	USD	2,090,000	$(112,978)	$43,106	$(156,084)
Dow Jones CDX.NA.IG21 Index	(5.00)%	12/20/18	CME	USD	1,800,000	(39,180)	(31,533)	(7,647)

						$(152,158)	$11,573	$(163,731)

								Upfront
	Implied	Fixed						Premiums	Unrealized
	Credit	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	Spread	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	4,825,000	$78,166	$7,989	$70,177
Dow Jones CDX.NA.IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	3,000,000	48,600	2,690	45,910
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	34,425	3,440	30,985
Dow Jones iTraxx	0.70%	1.00%	12/20/18	CME	EUR	1,350,000	37,253	25,758	11,495
Dow Jones CDX.NA.IG22 Index	0.58%	1.00%	06/20/19	CME	USD	5,900,000	118,812	98,607	20,205

							$317,256	$138,484	$178,772

See Notes to Financial Statements.

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Interest Rate Swaps
3-Month LIBOR	(1.00)%	09/17/16	CME	USD	10,100,000	$(64,091)	$(49,278)	$(14,813)
Brazil CETIP Interbank Deposit	12.40%	01/02/17	DEUT	BRL	2,760,000	26,013	—	26,013
Brazil CETIP Interbank Deposit	12.65%	01/02/17	DEUT	BRL	1,810,000	21,042	—	21,042
Brazil CETIP Interbank Deposit	12.27%	01/02/17	DEUT	BRL	1,620,000	13,351	—	13,351
3-Month KORIBOR	2.88%	03/07/17	CITI	KRW	706,340,000	3,837	—	3,837
3-Month KLIBOR	(3.88)%	11/14/18	DEUT	MYR	860,000	(333)	—	(333)
3-Month KLIBOR	(3.92)%	11/19/18	CITI	MYR	960,000	283	—	283
3-Month KLIBOR	(3.97)%	12/11/18	JPM	MYR	1,570,000	(345)	—	(345)
3-Month LIBOR	(2.25)%	09/17/19	CME	USD	10,600,000	(219,368)	(161,336)	(58,032)
3-Month LIBOR	2.56%	10/20/20	CME	USD	2,800,000	103,054	11,262	91,792
3-Month LIBOR	2.75%	09/17/21	CME	USD	4,800,000	150,763	115,013	35,750
3-Month LIBOR	2.65%	07/31/23	CME	USD	6,200,000	144,209	—	144,209
3-Month KORIBOR	(3.45)%	08/08/23	CITI	KRW	1,328,210,000	(52,234)	—	(52,234)
3-Month KORIBOR	(3.42)%	08/13/23	JPM	KRW	391,340,000	(14,247)	—	(14,247)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	MYR	220,000	(1,152)	—	(1,152)
3-Month KORIBOR	(3.49)%	08/16/23	CITI	KRW	185,320,000	(7,616)	—	(7,616)
3-Month KORIBOR	(3.56)%	08/19/23	JPM	KRW	228,920,000	(11,030)	5	(11,035)
3-Month KLIBOR	(4.33)%	09/26/23	JPM	MYR	370,000	(303)	—	(303)
3-Month KLIBOR	(4.45)%	11/15/23	CITI	MYR	600,000	(3,101)	—	(3,101)
6-Month WIBOR	(4.16)%	11/28/23	CME	PLN	970,000	(21,769)	—	(21,769)
3-Month KORIBOR	(3.47)%	12/23/23	CME	KRW	239,520,000	(9,548)	—	(9,548)
3-Month KORIBOR	(3.47)%	12/23/23	JPM	KRW	114,310,000	(4,603)	—	(4,603)
3-Month KORIBOR	(3.47)%	01/07/24	JPM	KRW	275,210,000	(11,627)	—	(11,627)
3-Month KORIBOR	(3.47)%	01/07/24	CITI	KRW	172,160,000	(8,276)	—	(8,276)
3-Month KORIBOR	(3.47)%	01/08/24	DEUT	KRW	137,280,000	(6,535)	—	(6,535)
3-Month KORIBOR	(3.48)%	01/10/24	CITI	KRW	237,220,000	(10,098)	—	(10,098)
3-Month KORIBOR	(3.45)%	01/13/24	JPM	KRW	71,390,000	(2,852)	—	(2,852)
3-Month KORIBOR	(3.47)%	01/15/24	JPM	KRW	86,930,000	(3,000)	—	(3,000)
3-Month KORIBOR	(3.46)%	01/16/24	JPM	KRW	87,250,000	(3,569)	—	(3,569)
3-Month KORIBOR	(3.45)%	01/16/24	BOA	KRW	27,040,000	(1,080)	—	(1,080)
3-Month KORIBOR	(3.44)%	01/17/24	JPM	KRW	119,775,000	(4,731)	—	(4,731)
3-Month KORIBOR	(3.38)%	01/27/24	JPM	KRW	163,080,000	(5,426)	—	(5,426)
3-Month LIBOR	4.25%	01/30/24	CME	USD	8,300,000	226,034	72,742	153,292
3-Month LIBOR	4.50%	06/19/24	CME	USD	6,500,000	223,865	53,475	170,390
3-Month LIBOR	(3.00)%	09/17/24	CME	GBP	8,500,000	(192,939)	(129,541)	(63,398)
6-Month EURIBOR	2.00%	09/17/24	CME	EUR	12,400,000	827,674	503,940	323,734
3-Month LIBOR	(1.63)%	01/30/39	CME	USD	2,800,000	(5,198)	(1,031)	(4,167)
3-Month LIBOR	(4.37)%	01/30/39	CME	USD	2,800,000	(189,118)	(59,500)	(129,618)
3-Month LIBOR	(3.00)%	12/18/43	CME	USD	2,700,000	154,669	445,086	(290,417)
6-Month EURIBOR	(2.75)%	09/17/44	CME	EUR	5,000,000	(857,365)	(604,001)	(253,364)

						$183,240	$196,836	$(13,596)

						Upfront
						Premiums	Unrealized
	Maturity			Notional		Paid/	Appreciation
Reference Obligation	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Total Return Swap
Brazil Nota do Tesouro Nacional	04/10/15	DEUT	BRL	1,173,000	$1,297,700	$1,199,187	$98,513

Total Swap agreements outstanding at June 30, 2014					$1,960,073	$1,548,459	$411,614

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$34,596,150	$—	$34,596,150	$—
Asset-Backed Securities	19,019,170	—	17,139,257	1,879,913
Corporate Bonds	146,184,931	—	144,343,390	1,841,541
Foreign Bonds:
Australia	4,464,929	—	4,464,929	—
Austria	1,709,332	—	1,709,332	—
Bermuda	745,607	—	745,607	—
Canada	2,838,556	—	2,838,556	—
Cayman Islands	4,216,864	—	4,216,864	—
Chile	603,014	—	603,014	—
Colombia	1,278,515	—	1,278,515	—
Dominican Republic	561,544	—	561,544	—
France	8,059,578	—	8,059,578	—
Germany	2,507,395	—	2,507,395	—
Honduras	222,923	—	222,923	—
Iceland	14	—	—	14
Indonesia	936,869	—	936,869	—
Israel	2,320,786	—	2,320,786	—
Italy	7,438,755	—	7,438,755	—
Japan	1,520,255	—	1,520,255	—
Jersey	247,853	—	247,853	—
Jordan	1,207,500	—	1,207,500	—
Luxembourg	3,923,725	—	3,923,725	—
Mexico	21,212,890	—	21,212,890	—
Netherlands	8,428,446	—	8,428,446	—
New Zealand	1,425,053	—	1,425,053	—
Norway	496,973	—	496,973	—
Poland	1,600,810	—	1,600,810	—
Puerto Rico	229,500	—	229,500	—
Russia	873,371	—	873,371	—
Singapore	316,466	—	316,466	—
Slovenia	1,665,514	—	1,665,514	—
South Africa	735,570	—	735,570	—
South Korea	3,618,226	—	3,618,226	—
Spain	12,011,987	—	12,011,987	—
Supranational	387,866	—	387,866	—
Sweden	1,586,053	—	1,586,053	—
Switzerland	806,347	—	806,347	—
Turkey	1,816,793	—	1,816,793	—
United Kingdom	12,609,062	—	12,609,062	—
Virgin Islands (British)	7,230,369	—	7,230,369	—
Foreign Government Inflation-Linked Bond	6,147,720	—	6,147,720	—
Foreign Government Inflation-Linked Note	969,834	—	—	969,834
Loan Agreement	3,208,864	—	3,208,864	—
Money Market Funds	175,839,074	175,839,074	—	—
Mortgage-Backed Securities	240,625,170	—	235,639,277	4,985,893
Municipal Bonds	7,301,301	—	7,301,301	—
Preferred Stocks	651,897	651,897	—	—
Purchased Options	360,886	20,463	340,423	—
U.S. Treasury Obligations	256,416,972	—	256,416,972	—

Total Assets — Investments in Securities	$1,013,177,279	$176,511,434	$826,988,650	$9,677,195

Other Financial Instruments***
Swap Agreements	$1,960,073	$—	$662,373	$1,297,700

Total Assets — Other Financial Instruments	$1,960,073	$—	$662,373	$1,297,700

See Notes to Financial Statements.

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(9,433,768)	$—	$(9,433,768)	$—
TBA Sale Commitment	(11,854,691)	—	(11,854,691)	—
Written Options	(561,232)	(99,991)	(461,241)	—

Total Liabilities — Investments in Securities	$(21,849,691)	$(99,991)	$(21,749,700)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(88,722)	$67,760	$(156,482)	$—
Futures Contracts	(361,685)	(262,198)	(99,487)	—

Total Liabilities — Other Financial Instruments	$(450,407)	$(194,438)	$(255,969)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets of the Funds is not material, therefore, the transfers between Level 1 and Level 2 are not shown for the period ended June 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note, mortgage-backed securities, preferred stock and swap agreement are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

					Foreign
					Government
		Asset-			Inflation-	Mortgage-
	Total	Backed	Corporate	Foreign	Linked	Backed	Preferred	Swap	Written
	Value	Securities	Bonds	Bonds	Note	Securities	Stock	Agreement	Option
Balance, 12/31/13	$10,579,728	$1,885,701	$1,506,297	$14	$—	$4,716,402	$2,652,000	$—	$(180,686)
Accrued discounts/premiums	(3,226)	3,332	(2,190)	—	67	(4,435)	—	—	—
Realized gain (loss)(1)	1,562,626	1,013	(2,295)	—	—	6,353	1,514,543	—	43,012
Change in unrealized appreciation (depreciation)(2)	(963,135)	42,940	(25,077)	—	15,749	(50,467)	(1,231,367)	98,513	186,574
Purchases	3,384,554	—	400,000	—	954,018	831,349	—	1,199,187	—
Sales	(3,239,207)	—	—	—	—	(255,131)	(2,935,176)	—	(48,900)
Transfers in to Level 3(3)	356,015	—	31,596	—	—	324,419	—	—	—
Transfers out of Level 3(4)	(575,196)	—	—	—	—	(575,196)	—	—	—
Maturities	—	—	—	—	—	—	—	—	—
Paydowns	(127,264)	(53,073)	(66,790)	—	—	(7,401)	—	—	—

Balance, 06/30/14	$10,974,895	$1,879,913	$1,841,541	$14	$969,834	$4,985,893	$—	$1,297,700	$—

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)

Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities and Net change in unrealized appreciation (depreciation) on: Option contracts written.

(3)

Transfers in to Level 3 represent the value of securities at June 30, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.0%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39 (Cost $3,086,864)	$2,300,000	$2,876,161

CORPORATE BONDS — 45.7%
AES Corporation
4.88%, 05/15/23Δ	60,000	59,700
Aflac, Inc.
6.45%, 08/15/40Δ	4,705,000	5,990,576
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	104,475
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	11,163
6.75%, 01/15/28	235,000	262,511
5.95%, 02/01/37Δ	85,000	86,377
Ally Financial, Inc.
8.00%, 11/01/31	177,000	227,002
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	498,061	554,937
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	321,659
AT&T, Inc.
4.30%, 12/15/42	1,242,000	1,180,400
Bank of America Corporation
6.11%, 01/29/37	900,000	1,041,634
Bank of America NA
6.00%, 10/15/36	5,000,000	6,084,225
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	3,758,799
Bruce Mansfield Unit
6.85%, 06/01/34	1,020,150	1,135,503
California Institute of Technology
4.70%, 11/01/11	4,030,000	3,922,544
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	283,400
6.88%, 01/15/28	65,000	66,950
7.65%, 03/15/42Δ	295,000	297,212
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	10,000	11,550
6.88%, 11/15/20Δ	15,000	17,475
2.75%, 11/15/35 CONVΔ	75,000	79,875
2.50%, 05/15/37 CONV	200,000	215,250
2.25%, 12/15/38 CONV	50,000	48,437
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	213,609
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	5,397,214
Comcast Corporation
4.50%, 01/15/43Δ	1,460,000	1,494,437
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	34,020	36,742
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	89,269	96,411
Corning, Inc.
7.25%, 08/15/36	850,000	1,085,663

	Par	Value
Cummins, Inc.
5.65%, 03/01/98	$1,620,000	$1,843,419
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	1,025,544
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	560,784
Dillard’s, Inc.
7.00%, 12/01/28Δ	500,000	522,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,512,284
Foot Locker, Inc.
8.50%, 01/15/22Δ	1,000,000	1,225,000
Ford Motor Co.
4.25%, 11/15/16 CONV	175,000	350,547
6.63%, 10/01/28	680,000	843,656
6.38%, 02/01/29	1,255,000	1,496,918
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,645,798
6.15%, 08/07/37	3,000,000	3,738,834
5.88%, 01/14/38	150,000	182,607
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	603,429
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,120,000
7.05%, 12/01/27	500,000	520,000
HSBC Bank USA NA
7.00%, 01/15/39	4,748,000	6,469,976
Intel Corporation
3.25%, 08/01/39 CONVΔ	1,155,000	1,783,759
International Lease Finance Corporation
5.88%, 08/15/22Δ	5,000	5,475
International Paper Co.
8.70%, 06/15/38Δ	2,643,000	3,992,059
iStar Financial, Inc.
3.00%, 11/15/16 CONV	95,000	134,841
7.13%, 02/15/18	180,000	200,700
4.88%, 07/01/18	100,000	100,750
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,985
3.88%, 11/01/29 CONV	65,000	69,753
6.25%, 01/15/36	185,000	194,522
6.50%, 01/20/43	1,990,000	2,202,614
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	324,608
5.60%, 07/15/41	5,000,000	5,885,935
KB Home
1.38%, 02/01/19 CONV	30,000	30,300
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	309,245
Kraft Foods Group, Inc.
6.88%, 01/26/39	2,268,000	2,976,292
6.50%, 02/09/40	1,000,000	1,272,538
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,725,447
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	299,419
Masco Corporation
7.75%, 08/01/29Δ	275,000	325,327
6.50%, 08/15/32	55,000	58,437
Mead Corporation
7.55%, 03/01/47@	515,000	615,565

See Notes to Financial Statements.

	Par	Value
MetLife, Inc.
5.88%, 02/06/41	$2,675,000	$3,309,293
6.40%, 12/15/66Δ	310,000	347,975
Morgan Stanley
4.75%, 11/16/18(A)	295,000	284,197
4.10%, 05/22/23	300,000	304,888
6.25%, 08/09/26	600,000	734,884
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	49,859
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	123,747
New Albertsons, Inc.
7.45%, 08/01/29	55,000	52,387
8.70%, 05/01/30	25,000	25,125
8.00%, 05/01/31	295,000	289,100
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,817,341
Owens Corning
7.00%, 12/01/36	2,360,000	2,884,302
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,364,696
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	5,130,662
5.63%, 05/12/41	987,000	1,155,636
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,010,000
Qwest Corporation
7.25%, 09/15/25Δ	490,000	577,431
6.88%, 09/15/33Δ	2,250,000	2,274,714
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	27,459
RR Donnelley & Sons Co.
7.00%, 02/15/22	285,000	315,637
SandRidge Energy, Inc.
7.50%, 02/15/23	350,000	381,500
Sempra Energy
6.00%, 10/15/39	991,000	1,234,061
SLM Corporation
5.00%, 06/15/18	335,000	336,675
5.63%, 08/01/33	1,460,000	1,261,075
Sprint Capital Corporation
6.90%, 05/01/19Δ	30,000	33,225
6.88%, 11/15/28	1,025,000	1,040,375
8.75%, 03/15/32Δ	20,000	23,200
Sprint Communications, Inc.
6.00%, 11/15/22Δ	25,000	25,625
Textron, Inc.
6.63%, 04/07/20(U)	160,000	313,967
Toro Co.
6.63%, 05/01/37@	300,000	343,349
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27Δ	115,000	117,738
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,376,433
University of Southern California
5.25%, 10/01/11	2,779,000	3,371,711
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	426,465	480,840
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	291,552	310,321

	Par	Value
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	$310,000	$330,537
Verizon Communications, Inc.
6.00%, 04/01/41Δ	2,770,000	3,255,969
6.55%, 09/15/43	878,000	1,108,960
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	153,297
Wal-Mart Stores, Inc.
4.30%, 04/22/44	2,154,000	2,184,630
WellPoint, Inc.
6.38%, 06/15/37	1,208,000	1,523,017
Wells Fargo & Co.
5.61%, 01/15/44Δ	4,912,000	5,649,100
Weyerhaeuser Co.
6.88%, 12/15/33Δ	580,000	760,441

Total Corporate Bonds (Cost $113,476,879)		133,006,976

FOREIGN BONDS — 21.2%
Australia — 3.0%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39Δ	2,870,000	3,022,836
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43Δ	1,439,000	1,596,735
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	759,256
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	57,260
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	3,269,524

		8,705,611

Brazil — 0.4%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	1,205,646

Canada — 5.0%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	764,556
Canada Generic Residual STRIP
2.44%, 06/01/25(C)Ω†	3,685,000	2,662,055
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	3,591,000	3,976,867
Ontario Generic Residual STRIP
3.80%, 03/08/29(C)Ω†	4,600,000	2,502,334
Saskatchewan Residual STRIP
2.71%, 02/04/22(C)Ω†	3,000,000	2,222,640
Talisman Energy, Inc.
6.25%, 02/01/38Δ	450,000	524,966
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,957,018

		14,610,436

Cayman Islands — 0.6%
XLIT, Ltd.
6.25%, 05/15/27Δ	1,530,000	1,828,093

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ireland — 0.1%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	$200,000	$310,147

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33Δ	755,000	783,312
6.00%, 09/30/34Δ	1,010,000	1,017,575

		1,800,887

Luxembourg — 0.5%
ArcelorMittal
7.50%, 10/15/39	215,000	237,306
7.25%, 03/01/41Δ	975,000	1,040,813

		1,278,119

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	298,354

Mexico — 1.0%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	199,733
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,921,392
10.00%, 12/05/24(M)	2,500,000	257,791
7.50%, 06/03/27(M)	3,500,000	306,712
8.50%, 05/31/29(M)	500,000	47,176
7.75%, 05/29/31(M)	1,000,000	88,334

		2,821,138

Netherlands — 4.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,144,552
5.75%, 12/01/43	2,750,000	3,180,985
EDP Finance BV
4.90%, 10/01/19 144A	500,000	530,050
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	122,418
6.00%, 10/07/39 144A	2,210,000	2,526,680
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,376,135

		11,880,820

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	859,660

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	90,832
4.25%, 05/19/17(K)	7,670,000	1,348,790

		1,439,622

Spain — 0.9%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	285,000	423,192
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	83,847
7.05%, 06/20/36Δ	1,720,000	2,200,644

		2,707,683

	Par	Value
Supranational — 1.0%
Inter-American Development Bank
6.00%, 12/15/17(Z)	$3,115,000	$2,848,377

United Kingdom — 3.1%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	745,332
HBOS PLC
6.00%, 11/01/33 144A	925,000	1,035,599
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	2,013,000	1,899,346
Standard Chartered PLC
5.70%, 03/26/44 144AΔ	4,985,000	5,242,231

		8,922,508

Total Foreign Bonds (Cost $52,979,027)		61,517,101

MORTGAGE-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,030,388)	1,143,031	1,153,768

MUNICIPAL BONDS — 17.4%
Austin Water & Wastewater System, Revenue Bond, Series A
5.00%, 11/15/43	1,250,000	1,373,812
Bay Area Toll Authority, Revenue Bond, Series S-4
5.00%, 04/01/43	1,395,000	1,516,309
5.13%, 04/01/48	510,000	553,523
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	3,690,000	4,816,963
Cook County Community College District No. 508, General Obligation
5.25%, 12/01/43	325,000	351,289
Grand Parkway Transportation Corporation, Revenue Bond, Series B
5.25%, 10/01/51	6,415,000	7,029,172
Los Angeles Department of Water & Power, Revenue Bond, Series B
5.00%, 07/01/43	2,405,000	2,646,998
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
5.39%, 06/15/45Ω†	9,800,000	1,976,856
5.40%, 06/15/46Ω†	1,240,000	235,315
5.41%, 06/15/47Ω†	400,000	71,596
Metropolitan Transportation Authority, Revenue Bond, Series A-1
5.25%, 11/15/39	1,840,000	2,057,764
Miami-Dade County Water & Sewer System, Revenue Bond, Series A
5.00%, 10/01/42	2,030,000	2,183,062

See Notes to Financial Statements.

	Par	Value
New York City Transitional Finance Authority, Revenue Bond, Sub-Series A-1
5.00%, 11/01/38	$2,080,000	$2,315,872
New York City Water & Sewer System, Revenue Bond, Series FF
5.00%, 06/15/45	1,190,000	1,292,269
New York State Dormitory Authority, Revenue Bond, Series A
5.00%, 03/15/43	2,210,000	2,442,713
Ohio State Turnpike Commission, Revenue Bond, Series A-2
4.67%, 02/15/36Ω†	925,000	357,235
4.69%, 02/15/37Ω†	1,635,000	598,933
4.71%, 02/15/38Ω†	1,995,000	692,624
4.77%, 02/15/40Ω†	1,670,000	524,831
4.82%, 02/15/41Ω†	1,585,000	474,866
4.83%, 02/15/42Ω†	1,200,000	342,684
4.85%, 02/15/43Ω†	830,000	225,876
Omaha Public Power District, Revenue Bond, Series A
5.00%, 02/01/42	1,475,000	1,619,049
Philadelphia Water & Wastewater, Revenue Bond, Series A
5.13%, 01/01/43	380,000	412,053
San Bernardino Community College District, General Obligation, Series B
5.50%, 08/01/48Ω†	2,845,000	491,417
Southwestern Community College District, General Obligation, Series C
5.27%, 08/01/46Ω†	3,975,000	830,815
State of California, General Obligation
5.00%, 02/01/43	1,775,000	1,955,571
5.00%, 04/01/43	2,000,000	2,206,760
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	638,632
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	430,002
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	4,948,054
University of California, Revenue Bond, Series AI
5.00%, 05/15/38	405,000	453,900
University of Utah, Revenue Bond, Series A
5.00%, 08/01/43	1,545,000	1,720,048
Westside Union School District, General Obligation, Series B
5.34%, 08/01/40Ω†	1,600,000	449,312
5.31%, 08/01/45Ω†	2,170,000	471,910

Total Municipal Bonds (Cost $45,042,756)		50,708,085

	Par	Value
U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
2.75%, 11/15/42Δ	$1,200,000	$1,071,469
2.88%, 05/15/43	4,055,000	3,706,521
3.63%, 08/15/43	795,000	839,905
3.75%, 11/15/43Δ	5,997,300	6,478,020
3.63%, 02/15/44Δ	5,869,000	6,194,547

		18,290,462

U.S. Treasury Note
0.25%, 02/29/16Δ	2,460,000	2,457,791

U.S. Treasury STRIP
3.52%, 08/15/42Ω†Δ	23,793,600	9,013,230

Total U.S. Treasury Obligations (Cost $28,335,319)		29,761,483

	Shares
PREFERRED STOCKS — 0.2%
Ally Financial, Inc.,
7.00%, 12/31/49 144A	82	82,208
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONVΔ	620	64,108
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144A	80	101,350
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONVΔ	5,350	295,855

Total Preferred Stocks (Cost $367,852)		543,521

MONEY MARKET FUNDS — 13.5%
GuideStone Money Market Fund
(Investor Class)¥	8,079,634	8,079,634
Northern Institutional Liquid
Assets Portfolio§	31,264,565	31,264,565

Total Money Market Funds (Cost $39,344,199)		39,344,199

TOTAL INVESTMENTS — 109.6% (Cost $283,663,284)		318,911,294
Liabilities in Excess of Other Assets — (9.6)%		(27,959,426)

NET ASSETS — 100.0%		$290,951,868

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY(based on net assets)

%
Corporate Bonds	45.7
Foreign Bonds	21.2
Municipal Bonds	17.4
Money Market Funds	13.5
U.S. Treasury Obligations	10.2
Asset-Backed Security	1.0
Mortgage-Backed Security	0.4
Preferred Stocks	0.2

109.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$2,876,161	$—	$2,876,161	$—
Corporate Bonds	133,006,976	—	130,829,423	2,177,553
Foreign Bonds	61,517,101	—	61,517,101	—
Money Market Funds	39,344,199	39,344,199	—	—
Mortgage-Backed Security	1,153,768	—	1,153,768	—
Municipal Bonds	50,708,085	—	50,708,085	—
Preferred Stocks	543,521	461,313	—	82,208
U.S. Treasury Obligations	29,761,483	—	29,761,483	—

Total Assets — Investments in Securities	$318,911,294	$39,805,512	$276,846,021	$2,259,761

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2014.

See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
CORPORATE BONDS — 34.7%
24 Hour Holdings III LLC
8.00%, 06/01/22 144AΔ	$50,000	$50,000
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	106,000	127,200
5.13%, 07/01/22 144A	110,000	110,825
Access Midstream Partners LP
6.13%, 07/15/22	150,000	166,500
4.88%, 05/15/23	360,000	381,150
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	75,600
6.13%, 09/15/23 144A	60,000	66,150
AES Corporation
8.00%, 06/01/20	350,000	422,625
7.38%, 07/01/21Δ	170,000	199,750
4.88%, 05/15/23Δ	1,710,000	1,701,450
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	273,625
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,582
5.90%, 02/01/27Δ	825,000	884,414
6.75%, 01/15/28	1,380,000	1,541,555
5.95%, 02/01/37Δ	65,000	66,053
Ally Financial, Inc.
6.75%, 12/01/14	399,000	408,227
5.50%, 02/15/17	70,000	75,994
8.00%, 12/31/18	104,000	123,760
3.50%, 01/27/19Δ	1,000,000	1,012,200
8.00%, 03/15/20	200,000	243,500
7.50%, 09/15/20Δ	415,000	501,631
8.00%, 11/01/31	345,000	442,462
American Axle & Manufacturing, Inc.
7.75%, 11/15/19	70,000	81,025
6.25%, 03/15/21	30,000	32,400
6.63%, 10/15/22Δ	150,000	165,000
American International Group, Inc.
5.45%, 05/18/17	25,000	27,909
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,081
6.38%, 09/15/17	80,000	92,175
Appvion, Inc.
9.00%, 06/01/20 144A	210,000	209,738
Arch Coal, Inc.
9.88%, 06/15/19Δ	400,000	343,000
AT&T, Inc.
3.88%, 08/15/21	60,000	63,931
Atlas Pipeline Partners LP
4.75%, 11/15/21	110,000	108,350
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144AΔ	565,000	573,475
Atwood Oceanics, Inc.
6.50%, 02/01/20	180,000	192,825
Ball Corporation
5.75%, 05/15/21	380,000	406,125
Bank of America Corporation
5.49%, 03/15/19Δ	100,000	112,681
4.00%, 04/01/24	100,000	102,258
6.11%, 01/29/37	1,300,000	1,504,582
5.20%, 12/29/49†Δ	550,000	529,375

	Par	Value
Barrick North America Finance LLC
5.75%, 05/01/43Δ	$1,000,000	$1,039,597
Beazer Homes USA, Inc.
7.25%, 02/01/23Δ	50,000	52,062
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,640,706
Calpine Corporation
7.88%, 01/15/23 144AΔ	348,000	389,760
Calumet Specialty Products Partners LP
6.50%, 04/15/21 144A	230,000	235,750
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 144A	40,000	41,200
5.63%, 02/15/24 144A	40,000	41,400
CCO Holdings LLC
7.00%, 01/15/19Δ	230,000	243,225
6.50%, 04/30/21	100,000	106,875
Cemex Finance LLC
9.38%, 10/12/22	550,000	649,688
Centene Corporation
4.75%, 05/15/22	100,000	101,625
Century Intermediate Holding Co. 2
PIK 9.75%, 02/15/19 144A	130,000	139,262
CenturyLink, Inc.
7.60%, 09/15/39	755,000	761,606
Chesapeake Energy Corporation
6.63%, 08/15/20	5,000	5,775
6.88%, 11/15/20Δ	75,000	87,375
6.13%, 02/15/21	140,000	157,500
2.75%, 11/15/35 CONV	110,000	117,150
2.50%, 05/15/37 CONV	290,000	312,112
2.25%, 12/15/38 CONVΔ	925,000	896,094
Chrysler Group LLC
8.25%, 06/15/21	200,000	227,000
Ciena Corporation
0.88%, 06/15/17 CONVΔ	1,940,000	1,932,725
3.75%, 10/15/18 CONV 144A	415,000	571,922
Cimarex Energy Co.
4.38%, 06/01/24	90,000	91,912
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	150,350
CIT Group, Inc.
5.00%, 08/15/22	500,000	519,375
5.00%, 08/01/23	670,000	687,587
Citigroup, Inc.
3.50%, 05/15/23	1,305,000	1,272,743
5.35%, 04/29/49†	360,000	346,978
6.30%, 12/29/49†	370,000	378,553
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	123,612
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	200,000	202,832
6.25%, 10/01/40Δ	1,920,000	1,666,710
Cogent Communications Group, Inc.
8.38%, 02/15/18 144A	410,000	439,725
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	20,756

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.80%, 11/15/15	$125,000	$135,613
Comcast Corporation
5.15%, 03/01/20	170,000	195,054
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	40,000	40,800
Concho Resources, Inc.
5.50%, 10/01/22	520,000	562,250
ConocoPhillips
6.50%, 02/01/39	20,000	26,915
CONSOL Energy, Inc.
8.25%, 04/01/20	621,000	675,337
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	459,298	514,414
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	968,721	1,094,655
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	305,678
Crestview DS Merger Sub II, Inc.
10.00%, 09/01/21 144A	265,000	297,462
CSC Holdings LLC
6.75%, 11/15/21	210,000	231,788
CST Brands, Inc.
5.00%, 05/01/23	170,000	170,850
CTR Partnership LP
5.88%, 06/01/21 144A	70,000	70,875
Cummins, Inc.
5.65%, 03/01/98	860,000	978,605
Curtis Palmer LLC
5.90%, 07/15/14 144A	360,000	360,564
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,399,731
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	90,000	90,731
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	67,124	78,535
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	994,575
DISH DBS Corporation
5.88%, 07/15/22 144A	600,000	652,500
DJO Finance LLC
8.75%, 03/15/18	400,000	432,000
Dynegy Holdings Escrow
0.00%, 06/01/19+Ω†#	893,000	—
Eagle Spinco, Inc.
4.63%, 02/15/21	520,000	518,700
El Paso LLC
7.75%, 01/15/32	80,000	88,000
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	117,866
8.38%, 06/15/32	75,000	105,359
Embarq Corporation
8.00%, 06/01/36	995,000	1,092,012
Energy Future Holdings DIP Term
0.00%, 06/19/16	847,944	853,091
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	67,569

	Par	Value
ERAC USA Finance LLC
7.00%, 10/15/37 144AΔ	$1,065,000	$1,400,042
Erickson, Inc.
8.25%, 05/01/20Δ	250,000	258,125
ExamWorks Group, Inc.
9.00%, 07/15/19	60,000	66,300
EXCO Resources, Inc.
8.50%, 04/15/22Δ	60,000	64,950
Exterran Partners
6.00%, 10/01/22 144A	90,000	91,800
First Cash Financial Services, Inc.
6.75%, 04/01/21 144A	40,000	42,700
First Data Corporation
12.63%, 01/15/21	320,000	394,800
First Quality Finance Co., Inc.
4.63%, 05/15/21 144A	30,000	28,500
First Wind Capital LLC
10.25%, 06/01/18 144A	150,000	160,875
FirstEnergy Corporation
7.38%, 11/15/31	185,000	219,209
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144AΔ	140,000	148,225
9.75%, 05/01/20 144AΔ	120,000	127,350
Ford Motor Co.
4.25%, 11/15/16 CONV	830,000	1,662,594
6.63%, 10/01/28	850,000	1,054,570
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144A	750,000	823,125
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	44,445
Frontier Communications Corporation
7.88%, 01/15/27	405,000	420,694
FTS International, Inc.
6.25%, 05/01/22 144A	110,000	113,025
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	912,286
4.88%, 03/04/15	370,000	381,639
6.50%, 09/28/15(Z)	255,000	229,247
6.75%, 09/26/16(Z)	150,000	136,392
3.15%, 09/07/22	330,000	332,101
6.75%, 03/15/32	30,000	39,687
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	10,000	10,169
GenOn REMA LLC
9.68%, 07/02/26	300,000	326,250
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	909,388
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	134,063
4.75%, 10/12/21(E)	150,000	234,489
6.75%, 10/01/37	355,000	428,435
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	733,125
Griffon Corporation
5.25%, 03/01/22 144AΔ	950,000	943,825
GTP Acquisition Partners I LLC
7.63%, 06/15/16 144A	150,000	159,340

See Notes to Financial Statements.

	Par	Value
Guitar Center, Inc.
9.63%, 04/15/20 144AΔ	$200,000	$191,000
Gulfmark Offshore, Inc.
6.38%, 03/15/22	220,000	229,900
Halcon Resources Corporation
8.88%, 05/15/21	270,000	291,600
9.25%, 02/15/22Δ	1,440,000	1,573,200
HCA, Inc.
7.19%, 11/15/15	205,000	220,888
7.50%, 12/15/23	770,000	868,175
8.36%, 04/15/24	90,000	107,325
7.69%, 06/15/25	815,000	922,987
7.58%, 09/15/25	715,000	800,800
7.05%, 12/01/27	20,000	20,800
7.50%, 11/06/33	205,000	219,862
7.75%, 07/15/36Δ	120,000	128,400
Hercules Offshore, Inc.
10.25%, 04/01/19 144A	50,000	55,125
8.75%, 07/15/21 144A	775,000	823,438
7.50%, 10/01/21 144AΔ	1,885,000	1,880,288
Hercules, Inc.
6.50%, 06/30/29	250,000	228,750
Hexion US Finance Corporation
6.63%, 04/15/20	160,000	170,400
9.00%, 11/15/20Δ	185,000	189,625
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	109,500
Hilton Worldwide Finance LLC
5.63%, 10/15/21 144A	180,000	191,588
HJ Heinz Co.
4.25%, 10/15/20Δ	70,000	70,525
Howard Hughes Corporation
6.88%, 10/01/21 144A	140,000	150,500
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	555,750
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω†#	185,000	—
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	722,462
3.25%, 08/01/39 CONVΔ	460,000	710,415
Interactive Data Corporation
5.88%, 04/15/19 144AΔ	50,000	51,000
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,269
6.25%, 05/15/19	75,000	84,187
4.63%, 04/15/21Δ	300,000	310,312
5.88%, 08/15/22Δ	230,000	251,850
iStar Financial, Inc.
6.05%, 04/15/15	20,000	20,750
3.88%, 07/01/16Δ	30,000	30,675
3.00%, 11/15/16 CONV	75,000	106,453
7.13%, 02/15/18	150,000	167,250
4.88%, 07/01/18	95,000	95,712
JC Penney Corporation, Inc.
6.38%, 10/15/36	500,000	411,250
7.63%, 03/01/97Δ	910,000	753,025
Jefferies Finance LLC
6.88%, 04/15/22 144AΔ	200,000	203,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	60,364
6.88%, 04/15/21	270,000	317,015
5.13%, 01/20/23	305,000	327,548
6.45%, 06/08/27	35,000	39,890

	Par	Value
3.88%, 11/01/29 CONV	$55,000	$59,022
6.25%, 01/15/36	135,000	141,948
6.50%, 01/20/43	1,510,000	1,671,330
Jones Group, Inc.
6.13%, 11/15/34	130,000	112,450
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	303,529
3.38%, 05/01/23	400,000	393,350
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	506,825
Jurassic Holdings III, Inc.
6.88%, 02/15/21 144A	60,000	61,350
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	724,444
KB Home
1.38%, 02/01/19 CONV	180,000	181,800
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	177,650
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	88,366
6.95%, 01/15/38	90,000	111,312
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	120,000	123,900
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17Δ	380,000	396,150
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,454,250
4.75%, 11/15/22Δ	215,000	215,000
Level 3 Financing, Inc.
9.38%, 04/01/19Δ	20,000	22,050
7.00%, 06/01/20	930,000	1,020,675
8.63%, 07/15/20	220,000	247,500
Magnum Hunter Resources Corporation
9.75%, 05/15/20	120,000	133,200
MarkWest Energy Partners LP
6.25%, 06/15/22	288,000	316,080
5.50%, 02/15/23Δ	240,000	256,800
Masco Corporation
5.85%, 03/15/17Δ	90,000	99,675
7.75%, 08/01/29	250,000	295,752
6.50%, 08/15/32	175,000	185,938
MBIA Insurance Corporation
11.50%, 01/15/33 144A	435,000	342,562
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	324,950
MedImpact Holdings, Inc.
10.50%, 02/01/18 144A	290,000	316,100
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	810,898
Michael Baker International LLC
8.25%, 10/15/18 144A	100,000	107,000
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	185,920
Molycorp, Inc.
10.00%, 06/01/20Δ	130,000	120,250
Morgan Stanley
4.75%, 11/16/18(A)	275,000	264,929
5.75%, 01/25/21	330,000	383,870
4.10%, 05/22/23	370,000	376,028
6.25%, 08/09/26	400,000	489,922

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Motorola Solutions, Inc.
6.63%, 11/15/37	$105,000	$113,809
Murphy Oil USA, Inc.
6.00%, 08/15/23 144A	80,000	84,600
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,484,965
Natural Resource Partners LP / NRP Finance Corp
9.13%, 10/01/18	70,000	73,500
Neiman Marcus
Group LTD, Inc. LLC Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	130,000	142,350
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	64,200
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,052,888
Newmont Mining Corporation
4.88%, 03/15/42	575,000	520,017
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,999,000
Owens Corning
7.00%, 12/01/36	1,800,000	2,199,892
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	840,000	863,100
Pactiv LLC
8.38%, 04/15/27	200,000	218,000
Parker Drilling Co.
6.75%, 07/15/22 144A	80,000	83,600
Parsley Energy LLC
7.50%, 02/15/22 144A	100,000	107,250
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	496,125
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	925,610
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	985,324
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	59,125
ProLogis LP
6.63%, 05/15/18	14,000	16,354
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,702,500
6.38%, 05/15/33	470,000	474,700
6.00%, 02/15/35	180,000	170,100
QEP Resources, Inc.
6.88%, 03/01/21	290,000	326,975
5.25%, 05/01/23	1,900,000	1,952,250
Quicksilver Resources, Inc.
11.00%, 07/01/21Δ	90,000	91,575
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	252,000
Qwest Corporation
7.25%, 09/15/25Δ	615,000	724,735
6.88%, 09/15/33	2,500,000	2,527,460
7.25%, 10/15/35	110,000	114,448
Rain CII Carbon LLC
8.25%, 01/15/21 144AΔ	200,000	211,000
8.50%, 01/15/21(E)	100,000	143,503
Regal Entertainment Group
5.75%, 03/15/22	90,000	93,825

	Par	Value
Regency Energy Partners LP
5.88%, 03/01/22	$340,000	$370,175
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	564,517
Resolute Forest Products, Inc.
5.88%, 05/15/23	140,000	138,600
Reynolds Group Issuer, Inc.
9.00%, 04/15/19	330,000	351,038
5.75%, 10/15/20	60,000	63,600
Rice Energy, Inc.
6.25%, 05/01/22 144A	80,000	82,100
Rock-Tenn Co.
4.00%, 03/01/23	430,000	442,038
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	58,662
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	495,000	548,212
Ryerson, Inc.
9.00%, 10/15/17	440,000	471,900
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	100,000	106,250
Samson Investment Co.
10.50%, 02/15/20 144A	330,000	349,388
Sanchez Energy Corporation
7.75%, 06/15/21 144A	160,000	174,400
6.13%, 01/15/23 144A	70,000	72,450
SandRidge Energy, Inc.
7.50%, 02/15/23	250,000	272,500
Service Corporation International
7.50%, 04/01/27Δ	75,000	83,250
ServiceMaster Co.
7.00%, 08/15/20	520,000	555,750
7.45%, 08/15/27	900,000	965,250
Shea Homes LP
8.63%, 05/15/19	610,000	667,950
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	836,400
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	26,510
SLM Corporation
5.00%, 06/15/18	700,000	703,500
8.45%, 06/15/18	472,000	559,025
5.50%, 01/15/19Δ	75,000	79,875
4.88%, 06/17/19Δ	220,000	227,282
8.00%, 03/25/20	10,000	11,588
5.50%, 01/25/23Δ	1,720,000	1,707,100
6.13%, 03/25/24Δ	1,480,000	1,504,050
Southern Copper Corporation
5.38%, 04/16/20	70,000	77,759
6.75%, 04/16/40	700,000	768,114
5.25%, 11/08/42	550,000	508,396
Spencer Spirit Holdings, Inc.
Cash coupon 9.00% or PIK
9.75%, 05/01/18 144A	250,000	256,775
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	745,500
6.50%, 09/15/17	400,000	436,000
7.75%, 10/01/21Δ	145,000	163,850
8.25%, 10/01/23Δ	55,000	62,700
Sprint Capital Corporation
6.88%, 11/15/28	2,915,000	2,958,725
8.75%, 03/15/32	745,000	864,200

See Notes to Financial Statements.

	Par	Value
Steel Dynamics, Inc.
7.63%, 03/15/20	$100,000	$107,625
6.38%, 08/15/22	400,000	437,000
Suburban Propane Partners LP
7.38%, 08/01/21	225,000	245,812
SunCoke Energy Partners LP
7.38%, 02/01/20 144A	40,000	42,900
Targa Resources Partners LP
4.25%, 11/15/23Δ	110,000	109,862
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	130,000	132,600
Teleflex, Inc.
5.25%, 06/15/24 144A	70,000	70,875
Tenet Healthcare Corporation
6.88%, 11/15/31	85,000	82,662
Textron Financial Corporation
5.13%, 08/15/14	30,000	30,119
Textron, Inc.
6.63%, 04/07/20(U)	130,000	255,098
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	243,911
8.25%, 04/01/19Δ	40,000	50,737
Time Warner, Inc.
4.00%, 01/15/22	100,000	105,619
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	53,250
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	215,000	162,862
TransDigm, Inc.
7.50%, 07/15/21Δ	970,000	1,079,125
6.00%, 07/15/22 144A	170,000	174,888
6.50%, 07/15/24 144A	199,000	207,458
Triumph Group, Inc.
5.25%, 06/01/22 144A	50,000	50,312
tw telecom holdings, Inc.
5.38%, 10/01/22	380,000	417,050
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24	218,052	240,947
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	38,564	43,867
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27Δ	250,000	255,950
United Rentals North America, Inc.
8.38%, 09/15/20	270,000	297,675
United States Steel Corporation
2.75%, 04/01/19 CONV	400,000	498,750
Univision Communications, Inc.
7.88%, 11/01/20 144A	267,000	295,035
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	310,578	350,177
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21	542,076	619,322
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	359,512	381,981

	Par	Value
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	$258,095	$274,710
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	230,000	245,238
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	82,281
6.55%, 09/15/43	611,000	771,725
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	38,182
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	102,500
WellPoint, Inc.
6.38%, 06/15/37	221,000	278,632
Wells Fargo & Co.
4.48%, 01/16/24	124,000	131,597
West Corporation
5.38%, 07/15/22 144A	200,000	200,500
Westvaco Corporation
8.20%, 01/15/30	145,000	190,876
7.95%, 02/15/31	45,000	58,122
WEX, Inc.
4.75%, 02/01/23 144A	440,000	427,900
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	546,179
6.95%, 10/01/27Δ	55,000	69,143
7.38%, 03/15/32	370,000	501,310
6.88%, 12/15/33	490,000	642,442
Williams Cos., Inc.
7.50%, 01/15/31	60,000	71,144
Windstream Corporation
7.75%, 10/01/21 144A	220,000	241,450
Zayo Group LLC
8.13%, 01/01/20	310,000	339,062

Total Corporate Bonds (Cost $119,851,397)		135,334,268

FOREIGN BONDS — 44.3%
Argentina — 0.1%
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	164,580
7.88%, 05/07/21 144A	61,000	64,355

		228,935

Australia — 0.9%
Barminco Finance Propriety, Ltd.
9.00%, 06/01/18 144AΔ	60,000	59,250
FMG Resources August 2006 Proprietary, Ltd.
6.88%, 04/01/22 144AΔ	380,000	408,975
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,725,001
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	258,468
St. Barbara, Ltd.
8.88%, 04/15/18 144A	200,000	166,500

		3,618,194

Bermuda — 0.6%
Digicel Group, Ltd.
8.25%, 09/30/20Δ	550,000	602,250

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	$200,000	$217,800
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,383,345

		2,203,395

Brazil — 2.7%
Brazil Notas do Tesouro Nacional Series B
6.00%, 08/15/50+(B)	1,563,000	1,686,151
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/17(B)	7,053,000	3,093,185
BRF SA
4.75%, 05/22/24 144A	422,000	416,725
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21Δ	200,000	206,176
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	2,506,789
Hypermarcas SA
6.50%, 04/20/21 144A	150,000	164,625
Oi SA
5.75%, 02/10/22 144A	933,000	940,464
Samarco Mineracao SA
4.13%, 11/01/22 144AΔ	775,000	736,250
Telemar Norte Leste SA
5.50%, 10/23/20	200,000	205,940
Vale SA
5.63%, 09/11/42Δ	395,000	388,957

		10,345,262

Canada — 6.0%
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,534,886
Atlantic Power Corporation
9.00%, 11/15/18	50,000	52,625
Baytex Energy Corporation
5.63%, 06/01/24 144A	80,000	80,400
Bombardier, Inc.
6.00%, 10/15/22 144A	1,645,000	1,688,181
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,484,310
1.50%, 08/01/15(C)	750,000	706,598
1.25%, 02/01/16(C)	3,545,000	3,332,077
Cascades, Inc.
5.50%, 07/15/22 144A	80,000	80,100
Kodiak Oil & Gas Corporation
8.13%, 12/01/19	90,000	100,125
5.50%, 02/01/22	410,000	427,425
Methanex Corporation
5.25%, 03/01/22	75,000	83,054
Novelis, Inc.
8.75%, 12/15/20	30,000	33,450
Ontario Generic Residual STRIP
0.00%, 07/13/22(C)Ω†	2,600,000	1,923,130
3.80%, 03/08/29(C)Ω†	2,400,000	1,305,566
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	540,000	564,300
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	727,404

	Par	Value
Province of Ontario
2.10%, 09/08/18(C)	$3,500,000	$3,315,594
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,394,229
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/14+Ω†	330,000	6,600
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	120,000	136,200
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144AΔ	390,000	433,388

		23,409,642

Cayman Islands — 1.8%
Braskem Finance, Ltd.
5.75%, 04/15/21	900,000	945,450
Fibria Overseas Finance, Ltd.
5.25%, 05/12/24	200,000	199,500
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144AΔ	1,070,000	1,059,300
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/22 144A	482,100	517,293
Petrobras International Finance Co.
6.88%, 01/20/40	390,000	412,425
6.75%, 01/27/41	270,000	279,450
Suzano Trading, Ltd.
5.88%, 01/23/21 144A	450,000	472,500
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	800,000	825,360
6.88%, 11/21/36	592,000	658,328
XLIT, Ltd.
6.38%, 11/15/24	585,000	708,518
6.25%, 05/15/27Δ	640,000	764,692

		6,842,816

Chile — 0.5%
AES Gener SA
5.25%, 08/15/21 144A	420,000	449,831
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	255,000	264,831
Colbun SA
6.00%, 01/21/20Δ	100,000	111,483
6.00%, 01/21/20 144A	110,000	122,631
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144AΔ	420,000	437,258
ENTEL Chile SA
4.88%, 10/30/24 144A	220,000	229,645
Inversiones CMPC SA
4.38%, 05/15/23 144AΔ	400,000	399,469

		2,015,148

Colombia — 0.7%
Colombia Government International Bond
5.63%, 02/26/44	1,457,000	1,628,197
Ecopetrol SA
5.88%, 05/28/45	260,000	270,213
5.88%, 09/18/23Δ	181,000	203,625

See Notes to Financial Statements.

	Par	Value
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144AΔ	$250,000	$274,375
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	144,300
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	280,800

		2,801,510

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144AΔ	500,000	521,875

France — 0.7%
AXA SA
6.21%, 10/29/49(E)†	210,000	315,886
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	388,599
5.63%, 12/29/49 144A†Δ	1,360,000	1,421,948
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	194,093
Numericable Group SA
5.63%, 05/15/24 144A(E)	160,000	234,698
Rexel SA
5.25%, 06/15/20 144A	210,000	219,450

		2,774,674

Germany — 4.5%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,955
3.75%, 01/04/19(E)	4,570,000	7,241,338
3.25%, 01/04/20(E)Δ	4,240,000	6,702,486
3.25%, 07/04/21(E)	1,300,000	2,090,778
KP Germany Erste GmbH
11.63%, 07/15/17(E)	180,000	278,516
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	160,000	246,474
8.75%, 12/15/20 144A(E)	100,000	154,046
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	400,000	427,000
Unitymedia KabelBW GmbH
9.50%, 03/15/21(E)	180,000	282,189

		17,425,782

Hungary — 0.8%
Hungary Government International Bond
5.75%, 11/22/23	2,654,000	2,939,305

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.7%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	442,500
6.63%, 02/17/37	225,000	251,438
5.25%, 01/17/42 144AΔ	770,000	739,200
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	414,000
4.88%, 05/03/22	900,000	895,500

		2,742,638

	Par	Value
Ireland — 0.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	$112,000	$156,237
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	221,500
7.00%, 11/15/20 144A	35,294	36,706
EDC Finance, Ltd.
4.88%, 04/17/20 144A	500,000	491,250
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	200,000	310,147
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	386,100
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144AΔ	400,000	431,000
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	166,476
Rosneft Oil Co via Rosneft International Finance, Ltd.
4.20%, 03/06/22Δ	870,000	809,100

		3,008,516

Isle of Man (U.K.) — 0.1%
AngloGold Ashanti Holdings PLC
8.50%, 07/30/20Δ	270,000	303,412

Italy — 2.4%
Astaldi SpA
7.13%, 12/01/20(E)	100,000	150,103
7.13%, 12/01/20 144A(E)	210,000	315,216
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24(E)	3,660,000	5,766,943
4.75%, 09/01/44(E)	1,230,000	1,922,298
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	1,032,312
6.00%, 09/30/34	250,000	251,875

		9,438,747

Jersey — 0.1%
AA Bond Co., Ltd.
9.50%, 07/31/43 144A(U)	100,000	193,729

Luxembourg — 2.9%
Altice Finco SA
9.00%, 06/15/23 144A(E)	100,000	159,215
Andrade Gutierrez International SA
4.00%, 04/30/18 144A	780,000	778,050
ArcelorMittal
6.13%, 06/01/18	740,000	814,000
6.00%, 03/01/21	30,000	32,587
7.50%, 10/15/39Δ	510,000	562,912
7.25%, 03/01/41Δ	690,000	736,575
Ardagh Finance Holdings SA PIK
8.63%, 06/15/19 144AΔ	240,000	248,400
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	149,719
CSN Resources SA
6.50%, 07/21/20Δ	400,000	416,000
6.50%, 07/21/20 144AΔ	150,000	156,000
DH Services Luxembourg Sarl
7.75%, 12/15/20 144A	90,000	96,975

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Evraz Group SA
9.50%, 04/24/18Δ	$270,000	$291,938
6.75%, 04/27/18 144AΔ	440,000	438,350
6.50%, 04/22/20 144A	480,000	452,400
gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)Δ	370,000	542,106
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	80,162
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	623,250
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170,000	183,600
7.50%, 04/01/21	30,000	32,962
5.50%, 08/01/23Δ	2,490,000	2,486,888
Ontex IV SA
9.00%, 04/15/19(E)	100,000	148,569
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	98,500
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	177,051
Puma International Financing SA
6.75%, 02/01/21 144A	420,000	434,742
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	310,842
TMK OAO Via TMK Capital SA
6.75%, 04/03/20	200,000	197,000
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	275,000	301,648
Wind Acquisition Finance SA
7.25%, 02/15/18 144AΔ	420,000	444,150

		11,394,591

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	94,500

Mexico — 4.2%
Alfa SAB de CV
5.25%, 03/25/24 144A	200,000	209,200
6.88%, 03/25/44 144A	200,000	218,500
Alpek SA de CV
4.50%, 11/20/22 144A	200,000	201,400
America Movil SAB de CV
5.63%, 11/15/17	98,000	110,938
Axtel SAB de CV
8.00%, 01/31/20 STEP 144A	124,000	127,410
8.00%, 01/31/20 STEP CONV 144A(M)	141,300	17,971
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,181,125
Empresas ICA SAB de CV
8.88%, 05/29/24 144AΔ	339,000	349,340
Mexican Bonos
8.00%, 06/11/20(M)	5,137,700	457,278
6.50%, 06/09/22(M)	45,803,100	3,761,355
8.00%, 12/07/23(M)	41,500,000	3,743,557
10.00%, 12/05/24(M)	10,000,000	1,031,163
7.50%, 06/03/27(M)	7,500,000	657,240

	Par	Value
8.50%, 05/31/29(M)	$2,000,000	$188,706
7.75%, 05/29/31(M)	3,000,000	265,001
7.75%, 11/13/42(M)	14,659,500	1,282,726
Petroleos Mexicanos
5.50%, 01/21/21Δ	750,000	845,625
6.63%, 06/15/35	516,000	610,170
6.50%, 06/02/41	135,000	157,612
5.50%, 06/27/44	600,000	627,600
6.38%, 01/23/45 144A	303,000	352,616

		16,396,533

Morroco And Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	550,000	578,188

Netherlands — 1.8%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	291,914
EDP Finance BV
4.75%, 09/26/16(E)	300,000	440,207
6.00%, 02/02/18 144AΔ	600,000	661,494
4.90%, 10/01/19 144A	1,600,000	1,696,160
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	108,755
7.38%, 07/29/20 144A	100,000	108,755
JLL/Delta Dutch Newco BV
7.50%, 02/01/22 144A	90,000	93,487
Lukoil International Finance BV
6.36%, 06/07/17	200,000	220,180
6.66%, 06/07/22Δ	570,000	637,687
4.56%, 04/24/23 144AΔ	310,000	299,925
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	307,361
Petrobras Global Finance BV
4.38%, 05/20/23Δ	250,000	241,388
6.25%, 03/17/24	900,000	960,210
Polish Television Holding BV
Cash coupon 11.00%,
01/15/21 PIK 144A(E)	100,000	166,918
Schaeffler Holding Finance BV
Cash coupon 6.88%,
08/15/18 PIK 144A(E)	100,000	144,461
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	575,889
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	216,750

		7,171,541

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	1,360,000	1,237,182

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	59,714
4.25%, 05/19/17(K)	12,330,000	2,168,263
Petroleum Geo-Services ASA
7.38%, 12/15/18 144A	200,000	214,500

		2,442,477

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,716

See Notes to Financial Statements.

	Par	Value
Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	$550,000	$521,125

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	212,750

Poland — 1.4%
Poland Government Bond
4.00%, 10/25/23(P)	16,190,000	5,564,628

Russia — 0.6%
Russian Foreign Bond
4.88%, 09/16/23 144AΔ	1,600,000	1,660,000
7.50%, 03/31/30 STEP	598,005	693,770

		2,353,770

South Africa — 1.1%
Edcon Proprietary, Ltd.
9.50%, 03/01/18 144A(E)	210,000	291,924
South Africa Government Bond
10.50%, 12/21/26(S)Δ	8,229,811	903,588
South Africa Government International Bond
5.88%, 09/16/25Δ	2,824,000	3,147,348

		4,342,860

Spain — 0.1%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	230,000	341,524
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144AΔ	100,000	105,470
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	83,847

		530,841

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,971,822

Sweden — 0.1%
Corral Petroleum Holdings AB
Cash coupon 4.00% or PIK
11.00%, 12/31/17 144A(E)	186,035	242,001
TVN Finance Corporation III AB
7.38%, 12/15/20 144A(E)	125,000	194,269

		436,270

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	430,100

Turkey — 1.3%
Mersin Uluslararasi Liman Isletmeciligi AS
5.88%, 08/12/20 144A	400,000	425,760
Turk Telekomunikasyon AS
3.75%, 06/19/19 144A	480,000	475,932
4.88%, 06/19/24 144A	680,000	661,368

	Par	Value
Turkey Government Bond
9.50%, 01/12/22(T)	$900,000	$444,244
7.10%, 03/08/23(T)	510,000	218,819
Turkey Government International Bond
7.50%, 07/14/17	100,000	114,157
7.00%, 03/11/19	100,000	115,475
6.25%, 09/26/22	875,000	988,138
5.75%, 03/22/24	1,120,000	1,229,200
6.88%, 03/17/36	73,000	86,231
4.88%, 04/16/43	500,000	472,500

		5,231,824

United Arab Emirates — 0.4%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,680,000

United Kingdom — 3.6%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	579,605
Annington Finance No. 4 PLC
6.57%, 01/10/23(U)†	460,000	814,116
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	708,764
Boparan Finance PLC
5.25%, 07/15/19 144A(U)	100,000	170,018
HBOS PLC
6.75%, 05/21/18 144A	500,000	577,015
6.00%, 11/01/33 144A	1,385,000	1,550,600
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	446,353
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	543,498
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	183,975
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	248,845
Royal Bank of Scotland PLC
6.13%, 01/11/21	350,000	412,287
13.13%, 03/19/22(A)†	160,000	181,584
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,061,418
6.00%, 12/19/23	275,000	298,415
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	506,099
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	277,873	519,894
United Kingdom Gilt
1.00%, 09/07/17(U)	1,420,000	2,392,352
Vedanta Resources PLC
6.75%, 06/07/16 144AΔ	200,000	212,500
6.00%, 01/31/19 144A	350,000	363,580
7.13%, 05/31/23	200,000	211,500
7.13%, 05/31/23 144A	400,000	423,000
Virgin Media Finance PLC
7.00%, 04/15/23 144A(U)	130,000	244,729
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	178,515

		13,828,662

Venezuela — 0.8%
Petroleos de Venezuela SA
8.50%, 11/02/17	500,000	468,900

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venezuela Government International Bond
8.50%, 10/08/14Δ	$26,000	$26,130
5.75%, 02/26/16	753,000	714,974
7.75%, 10/13/19	860,000	748,200
9.25%, 09/15/27	1,154,000	998,210
9.38%, 01/13/34Δ	207,000	175,432

		3,131,846

Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144AΔ	941,000	989,461
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144AΔ	270,000	286,875

		1,276,336

Total Foreign Bonds (Cost $164,196,747)		172,645,144

MORTGAGE-BACKED SECURITY — 0.1%
Credit Suisse Commercial Mortgage Trust
5.70%, 09/15/40† (Cost $130,509)	220,000	242,130

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $334,820)	435,000	437,488

	Par	Value
U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds
3.50%, 02/15/39	$860,000	$897,625
4.25%, 05/15/39	40,000	46,981
3.88%, 08/15/40Δ	30,000	33,291
2.75%, 08/15/42Δ	120,000	107,353
3.13%, 02/15/43Δ	9,160,000	8,820,082
2.88%, 05/15/43	120,000	109,687

		10,015,019

U.S. Treasury Notes
2.63%, 07/31/14	50,000	50,109
0.25%, 09/30/14	5,100,000	5,102,688
2.38%, 09/30/14	110,000	110,636
0.25%, 10/31/14Δ	2,860,000	2,861,676
1.25%, 08/31/15	90,000	91,162
0.25%, 09/30/15Δ	3,505,000	3,509,038
0.38%, 11/15/15	2,855,000	2,861,746
0.25%, 12/15/15	620,000	620,158
0.25%, 02/29/16Δ	5,435,000	5,430,119
0.88%, 04/15/17Δ	30,000	30,075
0.75%, 10/31/17Δ	20,000	19,809
0.63%, 04/30/18	530,000	517,557
1.38%, 07/31/18	3,130,000	3,134,401
1.38%, 09/30/18	250,000	249,717
1.25%, 10/31/19Δ	110,000	107,461
3.63%, 02/15/21Δ	5,810,000	6,395,764
2.00%, 02/15/22	120,000	118,153
1.63%, 08/15/22Δ	3,380,000	3,209,415
2.75%, 02/15/24	150,000	153,422

		34,573,106

Total U.S. Treasury Obligations (Cost $44,351,407)		44,588,125

	Shares
COMMON STOCKS — 0.9%
Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	747,054

Materials & Processing — 0.3%
PPG Industries, Inc.	5,751	1,208,573
Rock-Tenn Co. Class A	188	19,851

		1,228,424

Technology — 0.4%
Corning, Inc.	70,534	1,548,221

Total Common Stocks (Cost $1,694,485)		3,523,699

See Notes to Financial Statements.

	Shares	Value
FOREIGN COMMON STOCKS — 0.4%
Norway — 0.1%
Deep Ocean Group Holding+@*	8,860	$304,128

Spain — 0.2%
Repsol SA ADRΔ	15,820	419,230
Telefonica SA ADRΔ	22,180	380,609

		799,839

United Kingdom — 0.1%
Royal Dutch Shell PLC ADRΔ	6,443	530,710

Total Foreign Common Stocks
(Cost $1,283,346)		1,634,677

PREFERRED STOCKS — 0.6%
Ally Financial, Inc.,
7.00%, 12/31/49	400	401,012
Bank of America Corporation,
7.25%, 12/31/49 CONV*	602	702,534
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONVΔ	3,950	408,430
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144A	50	63,344
Chesapeake Energy Corporation
4.50%, 12/31/49*	635	61,913
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	27,650
iStar Financial, Inc.
4.50%, 12/31/49*	463	29,105
Stanley Black & Decker, Inc. CONVΔ*	2,900	330,687
Weyerhaeuser Co.,
6.38%, 07/01/16Δ*	7,615	432,151

Total Preferred Stocks
(Cost $1,740,554)		2,456,826

MONEY MARKET FUNDS — 25.6%
GuideStone Money Market Fund
(Investor Class)¥	23,857,399	23,857,399
Northern Institutional Liquid
Assets Portfolio§	76,066,484	76,066,484

Total Money Market Funds
(Cost $99,923,883)		99,923,883

TOTAL INVESTMENTS — 118.1%
(Cost $433,507,148)		460,786,240
Liabilities in Excess of Other
Assets — (18.1)%		(70,667,069)

NET ASSETS — 100.0%		$390,119,171

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Bonds	44.3
Corporate Bonds	34.7
Money Market Funds	25.6
U.S. Treasury Obligations	11.4
Common Stocks	0.9
Preferred Stocks	0.6
Foreign Common Stocks	0.4
Mortgage-Backed Security	0.1
Municipal Bond	0.1

118.1

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$3,523,699	$3,523,699	$—	$—
Corporate Bonds	135,334,268	—	130,967,541	4,366,727
Foreign Bonds:
Argentina	228,935	—	228,935	—
Australia	3,618,194	—	3,618,194	—
Bermuda	2,203,395	—	2,203,395	—
Brazil	10,345,262	—	8,659,111	1,686,151
Canada	23,409,642	—	23,403,042	6,600
Cayman Islands	6,842,816	—	6,842,816	—
Chile	2,015,148	—	2,015,148	—
Colombia	2,801,510	—	2,801,510	—
Croatia (Hrvatska)	521,875	—	521,875	—
France	2,774,674	—	2,774,674	—
Germany	17,425,782	—	17,425,782	—
Hungary	2,939,305	—	2,939,305	—
Iceland	2	—	—	2
Indonesia	2,742,638	—	2,742,638	—
Ireland	3,008,516	—	3,008,516	—
Isle of Man (U.K.)	303,412	—	303,412	—
Italy	9,438,747	—	9,438,747	—
Jersey	193,729	—	193,729	—
Luxembourg	11,394,591	—	11,394,591	—
Marshall Islands	94,500	—	94,500	—
Mexico	16,396,533	—	16,396,533	—
Morroco And Antilles	578,188	—	578,188	—
Netherlands	7,171,541	—	7,171,541	—
New Zealand	1,237,182	—	1,237,182	—
Norway	2,442,477	—	2,442,477	—
Panama	3,716	—	3,716	—
Peru	521,125	—	521,125	—
Philippines	212,750	—	212,750	—
Poland	5,564,628	—	5,564,628	—
Russia	2,353,770	—	2,353,770	—
South Africa	4,342,860	—	4,342,860	—
Spain	530,841	—	530,841	—
Supranational	2,971,822	—	2,971,822	—
Sweden	436,270	—	436,270	—
Trinidad and Tobago	430,100	—	430,100	—
Turkey	5,231,824	—	5,231,824	—
United Arab Emirates	1,680,000	—	1,680,000	—
United Kingdom	13,828,662	—	13,828,662	—
Venezuela	3,131,846	—	3,131,846	—
Virgin Islands (British)	1,276,336	—	1,276,336	—
Foreign Common Stocks	1,634,677	1,330,549	—	304,128
Money Market Funds	99,923,883	99,923,883	—	—
Mortgage-Backed Security	242,130	—	242,130	—
Municipal Bond	437,488	—	437,488	—
Preferred Stocks	2,456,826	2,055,814	—	401,012
U.S. Treasury Obligations	44,588,125	—	44,588,125	—

Total Assets — Investments in Securities	$460,786,240	$106,833,945	$347,187,675	$6,764,620

See Notes to Financial Statements.

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(33,561)	$—	$(33,561)	$—
Futures Contracts	(105,403)	(105,403)	—	—

Total Liabilities — Other Financial Instruments	$(138,964)	$(105,403)	$(33,561)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock, corporate bonds, foreign bonds, foreign common stock and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

					Foreign
	Total	Common	Corporate	Foreign	Common	Preferred
	Value	Stocks	Bonds	Bonds	Stock	Stock
Balance, 12/31/13	$5,009,071	$2,462	$4,325,984	$6,602	$291,986	$382,037
Accrued discounts/premiums	3,229	—	3,070	159	—	—
Realized gain (loss)(1)	(7,238)	624	(7,862)	—	—	—
Change in unrealized appreciation (depreciation)(2)	163,354	(358)	68,299	36,296	12,142	46,975
Purchases	1,871,696	—	250,000	1,649,696	—	(28,000)
Sales	(102,203)	(2,728)	(99,475)	—	—	—
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Maturities	—	—	—	—	—	—
Paydowns	(173,289)	—	(173,289)	—	—	—

Balance, 06/30/14	$6,764,620	$—	$4,366,727	$1,692,753	$304,128	$401,012

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,292,374,290	$1,005,505,620
Investments in repurchase agreements, at value	32,581,000	—
Investments in securities of affiliated issuers, at value	—	38,729,132

Total investments(1)(2)	1,324,955,290	1,044,234,752
Cash	390	118,887
Cash collateral for derivatives	—	742,012
Foreign currency(3)	—	2,143,541
Swap premiums paid	—	916,956
Receivables:
Dividends and reclaims	—	323
Interest	234,899	3,367,673
Securities lending	—	11,749
Investment securities sold	—	3,391,026
Maturities	—	71,979
Fund shares sold	9,130,790	130,854
Variation margin on exchange traded swaps	—	502,004
Variation margin on financial futures contracts	—	37,533
Unrealized appreciation on foreign currency exchange contracts	—	590,242
Unrealized appreciation on swap agreements	—	426,777
Prepaid expenses and other assets	39,490	18,991

Total Assets	1,334,360,859	1,056,705,299

Liabilities
Securities sold short, at value(4)	—	3,116,467
TBA sale commitments, at value(5)	—	2,422,638
Options written at value(6)	—	558
Swap premiums received	—	386,821
Unrealized depreciation on foreign currency exchange contracts	—	971,466
Unrealized depreciation on swap agreements	—	1,051,175
Collateral held for securities on loan at value	—	102,504,619
Collateral held for derivatives	—	460,000
Payables:
Investment securities purchased	—	77,374,451
Fund shares redeemed	9,091,586	56,313
Variation margin on financial futures contracts	—	73,476
Distributions	6,517	—
Securities lending	—	2,586
Accrued expenses:
Investment advisory fees	158,163	174,863
Shareholder servicing fees	2,565	142,856
Other expenses	67,134	117,741

Total Liabilities	9,325,965	188,856,030

Net Assets	$1,325,034,894	$867,849,269

Net Assets Consist of:
Paid-in-capital	$1,324,983,594	$868,312,880
Accumulated (distributions in excess of) net investment income	—	31,010
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	51,300	(2,166,575)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	1,671,954

Net Assets	$1,325,034,894	$867,849,269

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$140,308,983	$142,424,858

Institutional shares outstanding	140,299,994	16,639,015

Net asset value, offering and redemption price per Institutional share	$1.00	$8.56

Net assets applicable to the Investor Class	$1,184,725,911	$725,424,411

Investor shares outstanding	1,184,648,953	54,049,968

Net asset value, offering and redemption price per Investor share	$1.00	$13.42

(1) Investments in securities of unaffiliated issuers, at cost	$1,292,374,290	$1,002,960,412
Investments in repurchase agreements, at cost	32,581,000	—
Investments in securities of affiliated issuers, at cost	—	38,729,132

Total investments at cost	$1,324,955,290	$1,041,689,544

(2) Includes securities loaned of:	$—	$100,892,424

(3) Foreign currency at cost	$—	$2,169,847

(4) Proceeds from securities sold short	$—	$3,093,622

(5) TBA sale commitments at cost	$—	$2,412,577

(6) Premiums received on options written	$—	$15,050

See Notes to Financial Statements.

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$913,957,316	$310,831,660	$436,928,841
—	—	—
99,219,963	8,079,634	23,857,399

1,013,177,279	318,911,294	460,786,240
329,186	12,470	7,341
1,875,116	—	480,003
1,204,290	—	1,767,554
2,605,930	—	—

713	102	27,434
4,573,729	3,228,134	4,752,449
10,284	1,931	10,269
53,297,087	3,308,053	29,488
428	—	—
106,648	6,050	73,798
48,975	—	—
26,588	—	—
518,976	—	383,611
1,625,877	—	—
19,792	15,977	10,790

1,079,420,898	325,484,011	468,328,977

9,433,768	—	—
11,854,691	—	—
561,232	—	—
1,057,471	—	—
607,698	—	417,172
1,214,263	—	—
76,619,111	31,264,565	76,066,484
1,090,560	—	—

115,401,430	2,919,385	1,318,649
39,816	152,558	113,527
10,816	—	9,339
—	—	—
2,263	424	2,259

213,490	101,335	140,465
119,096	46,863	76,213
165,708	47,013	65,698

218,391,413	34,532,143	78,209,806

$861,029,485	$290,951,868	$390,119,171

$846,676,713	$252,598,109	$371,677,752
357,823	349,700	(258,672)

(4,158,283)	2,753,228	(8,454,063)

18,153,232	35,250,831	27,154,154

$861,029,485	$290,951,868	$390,119,171

$253,189,940	$52,096,250	N/A

35,861,171	10,254,140	N/A

$7.06	$5.08	N/A

$607,839,545	$238,855,618	$390,119,171

41,658,096	13,193,539	37,023,572

$14.59	$18.10	$10.54

$896,123,823	$275,583,650	$409,649,749
—	—	—
99,219,963	8,079,634	23,857,399

$995,343,786	$283,663,284	$433,507,148

$75,788,322	$42,144,515	$74,567,749

$1,197,957	$—	$1,767,038

$9,394,445	$—	$—

$11,719,062	$—	$—

$1,086,496	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	—	2,161
Interest	1,295,120	6,584,512
Securities lending	179	75,924
Less foreign taxes withheld	—	—

Total Investment Income	1,295,299	6,662,597

Expenses
Investment advisory fees	1,044,793	1,411,403
Transfer agent fees:
Institutional shares	1,958	1,957
Investor shares	18,459	12,844
Custodian fees	15,966	60,879
Shareholder servicing fees:
Investor shares	1,470,814	850,962
Accounting and administration fees	141,356	166,301
Professional fees	25,985	46,711
Blue sky fees:
Institutional shares	904	900
Investor shares	18,722	11,451
Shareholder reporting fees:
Institutional shares	412	358
Investor shares	17,429	7,360
Trustee expenses	6,537	4,110
Line of credit facility fees	4,928	3,199
Other expenses	18,965	30,996

Total expenses	2,787,228	2,609,431
Expenses waived/reimbursed net of amount recaptured(1)	(1,527,466)	(342,756)

Net expenses	1,259,762	2,266,675

Net Investment Income	35,537	4,395,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	40,083	905,697
Investment securities sold short	—	(442,794)
Futures transactions	—	(736,019)
Swap agreements	—	(1,070,185)
Option contracts written	—	386,289
Option contracts purchased	—	19,531
Foreign currency transactions	—	(377,692)

Net realized gain (loss)	40,083	(1,315,173)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	5,416,376
Investment securities sold short	—	(7,951)
Futures	—	(213,047)
Swap agreements	—	331,301
Option contracts written	—	272,340
Option contracts purchased	—	(155,525)
Foreign currency translation	—	(537,185)

Net change in unrealized appreciation (depreciation)	—	5,106,309

Net Realized and Unrealized Gain	40,083	3,791,136

Net Increase in Net Assets Resulting from Operations	$75,620	$8,187,058

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$114,251	$7,333	$136,114
3,486	578	2,040
11,870,770	6,955,846	8,282,361
106,747	39,715	73,291
—	—	(8,826)

12,095,254	7,003,472	8,484,980

1,725,961	691,165	853,221

1,954	1,885	—
13,062	12,606	9,744
93,879	11,862	31,643

710,444	275,623	443,978
196,101	48,780	88,437
46,711	35,328	36,794

900	900	—
10,627	10,611	9,476

360	215	—
7,278	6,945	2,528
3,970	1,342	1,763
3,042	1,003	1,310
42,670	8,999	15,266

2,856,959	1,107,264	1,494,160
(437,249)	(93,594)	(49,043)

2,419,710	1,013,670	1,445,117

9,675,544	5,989,802	7,039,863

7,913,274	2,524,234	1,041,646
(185,382)	—	(1,984)
661,320	—	80,428
(783,818)	—	—
528,754	—	—
(174,983)	—	(197,327)
(291,790)	379,767	(1,055,119)

7,667,375	2,904,001	(132,356)

16,108,507	23,379,291	15,483,668
(235,133)	—	—
(193,386)	—	(114,552)
378,307	—	—
830,882	—	—
(474,760)	—	66,172
(93,448)	4,212	196,569

16,320,969	23,383,503	15,631,857

23,988,344	26,287,504	15,499,501

$33,663,888	$32,277,306	$22,539,364

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)
Operations:
Net investment income	$35,537	$199,522
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	40,083	64,118
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	—	—

Net increase (decrease) in net assets resulting from operations	75,620	263,640

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(10,869)	(39,682)
Investor shares	(61,281)	(123,227)
Distributions from net realized capital gains
Institutional shares	—	(5,110)
Investor shares	—	(60,366)

Total dividends and distributions	(72,150)	(228,385)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	104,647,163	105,460,546
Investor shares	1,804,874,091	4,335,936,657
Reinvestment of dividends and distributions
Institutional shares	9,355	38,908
Investor shares	21,436	105,203

Total proceeds from shares sold and reinvested	1,909,552,045	4,441,541,314

Value of shares redeemed
Institutional shares	(70,407,810)	(106,106,557)
Investor shares	(1,883,110,800)	(4,204,891,545)

Total value of shares redeemed	(1,953,518,610)	(4,310,998,102)

Net increase (decrease) from capital share transactions(1)	(43,966,565)	130,543,212

Total increase (decrease) in net assets	(43,963,095)	130,578,467

Net Assets:
Beginning of Period	1,368,997,989	1,238,419,522

End of Period*	$1,325,034,894	$1,368,997,989

*Including undistributed (distributions in excess of) net investment income	$—	$36,613

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)		(Unaudited)

$4,395,922	$8,948,237	$9,675,544	$17,749,366
(1,315,173)	(199,750)	7,667,375	(9,532,523)
5,106,309	(9,738,040)	16,320,969	(25,840,900)

8,187,058	(989,553)	33,663,888	(17,624,057)

(1,030,353)	(2,638,146)	(4,578,785)	(8,960,565)
(2,714,620)	(6,980,736)	(5,280,281)	(10,135,398)

(106,639)	(130,184)	—	(238,953)
(357,017)	(404,740)	—	(290,430)

(4,208,629)	(10,153,806)	(9,859,066)	(19,625,346)

11,361,777	20,817,542	26,945,126	26,720,145
34,860,873	96,538,640	24,731,348	73,101,056

1,135,175	2,761,563	4,573,028	9,193,242
3,071,440	7,383,801	5,279,340	10,422,967

50,429,265	127,501,546	61,528,842	119,437,410

(7,342,806)	(19,428,445)	(10,498,099)	(46,258,722)
(17,479,860)	(72,290,918)	(23,429,068)	(98,816,806)

(24,822,666)	(91,719,363)	(33,927,167)	(145,075,528)

25,606,599	35,782,183	27,601,675	(25,638,118)

29,585,028	24,638,824	51,406,497	(62,887,521)

838,264,241	813,625,417	809,622,988	872,510,509

$867,849,269	$838,264,241	$861,029,485	$809,622,988

$31,010	$(619,939)	$357,823	$541,345

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Extended-Duration Bond Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)
Operations:
Net investment income	$5,989,802	$16,173,397
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	2,904,001	13,536,698
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	23,383,503	(55,249,908)

Net increase (decrease) in net assets resulting from operations	32,277,306	(25,539,813)

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(2,678,998)	(7,171,639)
Investor shares	(3,115,367)	(9,578,417)
Distributions from net realized capital gains
Institutional shares	(218,192)	(6,448,885)
Investor shares	(269,288)	(8,820,661)

Total dividends and distributions	(6,281,845)	(32,019,602)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	7,592,549	8,686,398
Investor shares	23,270,857	32,327,945
Reinvestment of dividends and distributions
Institutional shares	2,894,343	13,606,468
Investor shares	3,382,468	18,389,399

Total proceeds from shares sold and reinvested	37,140,217	73,010,210

Value of shares redeemed
Institutional shares	(13,577,274)	(38,446,492)
Investor shares	(29,387,917)	(177,196,077)

Total value of shares redeemed	(42,965,191)	(215,642,569)

Net increase (decrease) from capital share transactions(1)	(5,824,974)	(142,632,359)

Total increase (decrease) in net assets	20,170,487	(200,191,774)

Net Assets:
Beginning of Period	270,781,381	470,973,155

End of Period*	$290,951,868	$270,781,381

*Including undistributed (distributions in excess of) net investment income	$349,700	$154,263

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Global Bond Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)

$7,039,863	$10,852,037
(132,356)	218,973
15,631,857	(7,694,848)

22,539,364	3,376,162

—	—
(6,182,140)	(9,497,750)
—	—

—	—

(6,182,140)	(9,497,750)

—	—
20,359,341	140,576,281

—	—
6,182,043	9,497,746

26,541,384	150,074,027

—	—
(10,621,424)	(18,966,067)

(10,621,424)	(18,966,067)

15,919,960	131,107,960

32,277,184	124,986,372

357,841,987	232,855,615

$390,119,171	$357,841,987

$(258,672)	$(1,116,395)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2014(3)	$1.00	$—	†#	$—	†	$— †	$—	$1.00	0.01%	$140,309	0.18%	0.19%	0.01%	N/A
2013(4)	1.00	—	†#	—	†	— †	— †	1.00	0.04	106,060	0.18	0.20	0.04	N/A
2012	1.00	—	†#	—	†	— †	— †	1.00	0.10	106,664	0.18	0.20	0.10	N/A
2011	1.00	—	†#	—	†	— †	— †	1.00	0.10	116,298	0.18	0.19	0.09	N/A
2010	1.00	—	†	—	†	— †	— †	1.00	0.18	119,311	0.17	0.18	0.17	N/A
2009	1.00	—	†	—	†	— †	— †	1.00	0.47	133,323	0.23 (5)	0.23 (5)	0.49	N/A
Investor Class
2014(3)	$1.00	$—	†#	$—	†	$— †	$—	$1.00	0.01%	$1,184,726	0.19%	0.44%	0.00%	N/A
2013(4)	1.00	—	†#	—	†	— †	— †	1.00	0.02	1,262,938	0.21	0.44	0.01	N/A
2012	1.00	—	†#	—	†	— †	— †	1.00	0.01	1,131,756	0.27	0.44	0.01	N/A
2011	1.00	—	†#	—	†	— †	— †	1.00	0.01	1,161,630	0.27	0.42	0.01	N/A
2010	1.00	—	†	—	†	— †	— †	1.00	0.02	1,180,141	0.33	0.37	0.01	N/A
2009	1.00	—	†	—	†	— †	— †	1.00	0.29	1,064,934	0.41 (5)	0.43 (5)	0.28	N/A
Low-Duration Bond Fund
Institutional Class
2014(3)	$8.54	$0.05	#	$0.04		$(0.06)	$(0.01)	$8.56	1.07%	$142,425	0.36%	0.41%	1.22%	201%
2013(6)	8.71	0.11	#	(0.11	)(7)	(0.16)	(0.01)	8.54	0.02	136,966	0.36	0.42	1.26	202
2012	8.59	0.15	#	0.22	(7)	(0.22)	(0.03)	8.71	4.35	135,526	0.36	0.41	1.68	228
2011	8.70	0.16	#	(0.01	)(7)	(0.23)	(0.03)	8.59	1.77	122,462	0.36	0.42	1.84	221
2010	8.70	0.20	#	0.17		(0.28)	(0.09)	8.70	4.35	128,143	0.36	0.41	2.27	257
2009	8.11	0.29	#	0.69		(0.39)	—	8.70	12.29	115,741	0.36	0.42	3.47	322
Investor Class(6)
2014(3)	$13.35	$0.07	#	$0.06		$(0.05)	$(0.01)	$13.42	0.96%	$725,424	0.57%	0.66%	1.01%	201%
2013(6)	13.52	0.14	#	(0.16	)(7)	(0.14)	(0.01)	13.35	(0.20)	701,299	0.57	0.66	1.04	202
2012	13.20	0.20	#	0.35	(7)	(0.20)	(0.03)	13.52	4.15	678,099	0.57	0.65	1.47	228
2011	13.23	0.22	#	(0.01	)(7)	(0.21)	(0.03)	13.20	1.58	621,713	0.55	0.65	1.64	221
2010	13.04	0.28	#	0.26		(0.26)	(0.09)	13.23	4.20	580,452	0.52	0.61	2.11	257
2009	11.99	0.42	#	1.00		(0.37)	—	13.04	11.97	569,316	0.52	0.62	3.30	322
Medium-Duration Bond Fund
Institutional Class
2014(3)	$6.91	$0.09	#	$0.20		$(0.14)	$—	$7.06	4.20%	$253,190	0.48%	0.52%	2.46%	231%
2013(8)	7.32	0.16	#	(0.29	)(7)	(0.27)	(0.01)	6.91	(1.90)	227,172	0.48	0.52	2.21	409
2012	7.24	0.17	#	0.39	(7)	(0.28)	(0.20)	7.32	7.93	251,565	0.48	0.51	2.32	570
2011	7.25	0.20	#	0.27	(7)	(0.35)	(0.13)	7.24	6.56	228,024	0.48	0.52	2.76	609
2010	7.47	0.25	#	0.40		(0.41)	(0.46)	7.25	8.86	236,369	0.48	0.49	3.21	487
2009	7.13	0.31	#	0.85		(0.51)	(0.31)	7.47	17.07	139,917	0.48	0.51	4.17	427
Investor Class
2014(3)	$14.14	$0.16	#	$0.42		$(0.13)	$—	$14.59	4.10%	$607,840	0.63%	0.76%	2.31%	231%
2013(8)	14.68	0.30	#	(0.59	)(7)	(0.24)	(0.01)	14.14	(1.98)	582,451	0.63	0.77	2.06	409
2012	14.07	0.32	#	0.75	(7)	(0.26)	(0.20)	14.68	7.68	620,945	0.63	0.75	2.18	570
2011	13.65	0.37	#	0.51	(7)	(0.33)	(0.13)	14.07	6.49	636,218	0.61	0.75	2.62	609
2010	13.36	0.43	#	0.71		(0.39)	(0.46)	13.65	8.65	614,082	0.58	0.68	3.11	487
2009	12.16	0.53	#	1.48		(0.50)	(0.31)	13.36	16.97	868,800	0.58	0.70	4.08	427

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share, Total Return or the Ratio of Net Investment Income to Average Net Assets for Institutional Class and Investor Class.
(5)	The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund bore the expense of its participation in the Program without regard to any expense limitation in effect. The Program expired on September 18, 2009.
(6)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.
(7)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(8)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.07%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Extended-Duration Bond Fund
Institutional Class
2014(3)	$4.78	$0.11	#	$0.46		$(0.25)	$(0.02)	$5.08	12.20%	$52,096	0.56%	0.57%	4.38%	14%
2013(4)	6.36	0.27	#	(0.58	)(5)	(0.63)	(0.64)	4.78	(5.10)	51,959	0.55	0.55	4.61	37
2012	6.48	0.31	#	0.64	(5)	(0.65)	(0.42)	6.36	15.41	86,268	0.52	0.53	4.68	27
2011	6.93	0.37	#	0.49	(5)	(0.74)	(0.57)	6.48	13.33	74,591	0.54	0.55	5.32	41
2010	7.01	0.40	#	0.43		(0.80)	(0.11)	6.93	12.25	72,741	0.53	0.53	5.60	39
2009	6.31	0.44	#	1.04		(0.76)	(0.02)	7.01	25.27	67,699	0.53	0.53	6.78	41
Investor Class
2014(3)	$16.39	$0.36	#	$1.60		$(0.23)	$(0.02)	$18.10	12.06%	$238,856	0.75%	0.83%	4.19%	14%
2013(4)	18.58	0.78	#	(1.74	)(5)	(0.59)	(0.64)	16.39	(5.24)	218,822	0.75	0.80	4.40	37
2012	17.08	0.81	#	1.72	(5)	(0.61)	(0.42)	18.58	15.06	384,705	0.75	0.78	4.45	27
2011	16.28	0.86	#	1.22	(5)	(0.71)	(0.57)	17.08	13.14	330,879	0.73	0.78	5.13	41
2010	15.34	0.88	#	0.94		(0.77)	(0.11)	16.28	12.05	337,760	0.69	0.72	5.43	39
2009	12.97	0.91	#	2.22		(0.74)	(0.02)	15.34	24.97	392,962	0.69	0.73	6.60	41
Global Bond Fund
Investor Class
2014(3)	$10.09	$0.19	#	$0.43		$(0.17)	$—	$10.54	6.20%	$390,119	0.78%	0.81%	3.81%	44%
2013(6)	10.38	0.39	#	(0.36	)(5)	(0.32)	—	10.09	0.30	357,842	0.80	0.83	3.77	101
2012	9.73	0.45	#	0.74	(5)	(0.54)	—	10.38	12.52	232,856	0.83	0.86	4.41	64
2011	9.83	0.51	#	(0.09	)(5)	(0.52)	—	9.73	4.35	170,167	0.86	0.88	5.09	68
2010	9.36	0.52	#	0.51		(0.56)	—	9.83	11.29	161,070	0.79	0.81	5.40	40
2009	7.34	0.56	#	2.07		(0.61)	—	9.36	37.35	221,555	0.79	0.81	6.81	96

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01, Total Return by 0.10%, and the Ratio of Net Investment Income to Average Net Assets by 0.02%.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 44.3%
Consumer Discretionary — 4.4%
Advance Auto Parts, Inc.	200	$26,984
Amazon.com, Inc.*	4,235	1,375,443
AutoNation, Inc.*	58	3,461
AutoZone, Inc.*	1,938	1,039,233
Avon Products, Inc.	1,225	17,897
Bed Bath & Beyond, Inc.Δ*	5,408	310,311
Best Buy Co., Inc.	307	9,520
Big Lots, Inc.*	400	18,280
Cablevision Systems Corporation Class A	805	14,208
CarMax, Inc.*	253	13,159
CBS Corporation Class B	626	38,900
Chipotle Mexican Grill, Inc.*	1,330	788,038
Coach, Inc.	313	10,702
Comcast Corporation Class A	2,958	158,785
Costco Wholesale Corporation	13,315	1,533,355
D.R. Horton, Inc.	223	5,481
Darden Restaurants, Inc.	149	6,894
DIRECTV*	662	56,277
Discovery Communications, Inc. Class A*	364	27,038
Dollar General Corporation*	302	17,323
Dollar Tree, Inc.*	9,593	522,435
Domino’s Pizza, Inc.	2,500	182,725
eBay, Inc.*	1,284	64,277
Estee Lauder Cos., Inc. (The) Class A	4,089	303,649
Expedia, Inc.	116	9,136
Family Dollar Stores, Inc.	1,379	91,207
Ford Motor Co.	4,478	77,201
GameStop Corporation Class A	130	5,261
Gannett Co., Inc.	255	7,984
Gap, Inc. (The)	301	12,513
General Motors Co.	1,213	44,032
Genuine Parts Co.	1,064	93,419
Goodyear Tire & Rubber Co. (The)	280	7,778
H&R Block, Inc.	314	10,525
Harley-Davidson, Inc.	250	17,463
Harman International Industries, Inc.	76	8,165
Hasbro, Inc.	91	4,828
Home Depot, Inc. (The)	16,798	1,359,966
Interpublic Group of Cos., Inc. (The)	481	9,384
Johnson Controls, Inc.	755	37,697
Kohl’s Corporation	228	12,011
L Brands, Inc.	443	25,986
Lennar Corporation Class A	243	10,201
Lowe’s Cos., Inc.	6,842	328,348
Macy’s, Inc.	419	24,310
Marriott International, Inc. Class A	425	27,243
Mattel, Inc.	387	15,081
McDonald’s Corporation	18,174	1,830,849
McGraw Hill Financial, Inc.	309	25,656
Mohawk Industries, Inc.*	35	4,842
Netflix, Inc.*	68	29,961
Newell Rubbermaid, Inc.	167	5,175
News Corporation Class A*	567	10,172
NIKE, Inc. Class B	7,645	592,870

	Shares	Value
Nordstrom, Inc.	287	$19,496
Nu Skin Enterprises, Inc. Class A	1,500	110,940
Omnicom Group, Inc.	293	20,868
O’Reilly Automotive, Inc.*	3,321	500,143
Panera Bread Co. Class A*	2,200	329,626
PetSmart, Inc.Δ	8,075	482,885
Priceline Group, Inc. (The)*	664	798,792
PulteGroup, Inc.	257	5,181
PVH Corporation	92	10,727
Ralph Lauren Corporation	53	8,517
Ross Stores, Inc.	2,143	141,717
Scripps Networks Interactive, Inc. Class AΔ	3,443	279,365
Sears Holdings CorporationΔ*	800	31,968
Staples, Inc.	437	4,737
Starbucks Corporation	11,258	871,144
Starwood Hotels & Resorts Worldwide, Inc.	337	27,236
Target Corporation	11,717	679,000
Tiffany & Co.	105	10,526
Time Warner Cable, Inc.	315	46,400
Time Warner, Inc.	5,954	418,269
TJX Cos., Inc. (The)	10,907	579,707
Tractor Supply Co.	3,959	239,124
TripAdvisor, Inc.*	6,026	654,785
Twenty-First Century Fox, Inc. Class A	2,201	77,365
Under Armour, Inc. Class A*	210	12,493
Urban Outfitters, Inc.*	140	4,740
VF Corporation	493	31,059
Wal-Mart Stores, Inc.	58,235	4,371,701
Walt Disney Co. (The)	8,023	687,892
Whirlpool Corporation	34	4,734
Wyndham Worldwide Corporation	274	20,747
Yum! Brands, Inc.	12,304	999,085

		23,764,608

Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	3,046	134,359
Campbell Soup Co.Δ	66,798	3,060,016
Church & Dwight Co., Inc.Δ	17,600	1,231,120
Clorox Co. (The)Δ	6,212	567,777
Coca-Cola Co. (The)	30,141	1,276,773
Coca-Cola Enterprises, Inc.	469	22,409
Colgate-Palmolive Co.	26,337	1,795,657
ConAgra Foods, Inc.	663	19,678
CVS Caremark Corporation	8,110	611,251
Dr. Pepper Snapple Group, Inc.	369	21,616
General Mills, Inc.	77,360	4,064,494
Hershey Co. (The)	12,272	1,194,925
Hormel Foods Corporation	10,555	520,889
J.M. Smucker Co. (The)	119	12,682
Kellogg Co.	10,444	686,171
Keurig Green Mountain, Inc.	65	8,100
Kimberly-Clark Corporation	15,916	1,770,177
Kraft Foods Group, Inc.	846	50,718
Kroger Co. (The)	12,095	597,856
McCormick & Co., Inc. (Non-Voting Shares)	10,686	765,011
Mead Johnson Nutrition Co.	233	21,708
Mondelez International, Inc. Class A	2,203	82,855
Monster Beverage Corporation*	3,900	277,017

See Notes to Financial Statements.

	Shares	Value
PepsiCo, Inc.	53,709	$4,798,362
Procter & Gamble Co. (The)	72,584	5,704,376
Safeway, Inc.	1,442	49,518
Sysco CorporationΔ	104,571	3,916,184
Tyson Foods, Inc. Class A	304	11,412
Walgreen Co.	13,692	1,014,988
Whole Foods Market, Inc.	4,469	172,637

		34,460,736

Energy — 3.2%
Anadarko Petroleum Corporation	571	62,507
Apache Corporation	448	45,078
Baker Hughes, Inc.	1,497	111,452
Cabot Oil & Gas Corporation	422	14,407
Cameron International Corporation*	216	14,625
Chesapeake Energy Corporation	577	17,933
Chevron Corporation	32,000	4,177,600
ConocoPhillips	3,431	294,140
CONSOL Energy, Inc.	259	11,932
Denbury Resources, Inc.	309	5,704
Devon Energy Corporation	436	34,618
EOG Resources, Inc.	2,518	294,253
EQT Corporation	171	18,280
Exxon Mobil Corporation	82,760	8,332,277
First Solar, Inc.*	87	6,182
FMC Technologies, Inc.*	280	17,100
Halliburton Co.	973	69,093
Helmerich & Payne, Inc.	122	14,165
Hess Corporation	311	30,755
Kinder Morgan, Inc.	908	32,924
Marathon Oil Corporation	789	31,497
Marathon Petroleum Corporation	335	26,153
Murphy Oil Corporation	194	12,897
National Oilwell Varco, Inc.	487	40,104
Newfield Exploration Co.*	175	7,735
Noble Energy, Inc.	408	31,604
Occidental Petroleum Corporation	27,849	2,858,143
ONEOK, Inc.	236	16,067
Peabody Energy Corporation	315	5,150
Phillips 66	1,849	148,715
Pioneer Natural Resources Co.	172	39,527
QEP Resources, Inc.	203	7,004
Range Resources Corporation	186	16,173
Southwestern Energy Co.*	402	18,287
Spectra Energy Corporation	8,565	363,841
Tesoro Corporation	95	5,574
Valero Energy Corporation	605	30,311
Williams Cos., Inc. (The)	895	52,098

		17,315,905

Financial Services — 7.6%
Affiliated Managers Group, Inc.*	64	13,146
Aflac, Inc.	665	41,396
Alleghany Corporation*	700	306,684
Alliance Data Systems Corporation*	60	16,875
Allstate Corporation (The)	4,805	282,150
American Express Co.	1,064	100,942
American International Group, Inc.	1,660	90,603

	Shares	Value
American Tower Corporation REIT	447	$40,221
Ameriprise Financial, Inc.	217	26,040
Annaly Capital Management, Inc. REIT	33,900	387,477
Apartment Investment & Management Co. Class A REIT	481	15,522
Assurant, Inc.	75	4,916
AvalonBay Communities, Inc. REIT	65	9,242
Bank of America Corporation	11,993	184,332
Bank of Hawaii CorporationΔ	12,200	716,018
Bank of New York Mellon Corporation (The)	1,007	37,742
BB&T Corporation	805	31,741
Berkshire Hathaway, Inc. Class B*	2,159	273,243
BlackRock, Inc.	159	50,816
Boston Properties, Inc. REIT	174	20,563
Capital One Financial Corporation	694	57,324
Capitol Federal Financial, Inc.	286,800	3,487,488
CBRE Group, Inc. Class A*	315	10,093
Charles Schwab Corporation (The)	1,326	35,709
Chubb Corporation (The)	32,767	3,020,134
Cincinnati Financial Corporation	105	5,044
Citigroup, Inc.	3,444	162,212
City National Corporation	2,800	212,128
CME Group, Inc.	232	16,460
Comerica, Inc.	101	5,066
Commerce Bancshares, Inc.Δ	25,799	1,199,654
Crown Castle International Corporation REIT	448	33,269
Cullen/Frost Bankers, Inc.Δ	15,900	1,262,778
Discover Financial Services	616	38,180
Dun & Bradstreet Corporation (The)	54	5,951
E*TRADE Financial Corporation*	326	6,931
Equifax, Inc.	138	10,011
Equity Residential REIT	467	29,421
Essex Property Trust, Inc. REIT	70	12,944
FactSet Research Systems, Inc.Δ	5,000	601,400
Fidelity National Information Services, Inc.	329	18,009
Fifth Third Bancorp	1,381	29,484
Fiserv, Inc.*	888	53,564
Franklin Resources, Inc.	456	26,375
General Growth Properties, Inc. REIT	589	13,877
Genworth Financial, Inc. Class A*	565	9,831
Goldman Sachs Group, Inc. (The)	4,166	697,555
Hartford Financial Services Group, Inc. (The)	507	18,156
HCP, Inc. REIT	516	21,352
Health Care REIT, Inc.	570	35,722
Host Hotels & Resorts, Inc. REIT	861	18,951
Hudson City Bancorp, Inc.	522	5,131
Huntington Bancshares, Inc.	953	9,092

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
IntercontinentalExchange Group, Inc.	120	$22,668
Jack Henry & Associates, Inc.	600	35,658
JPMorgan Chase & Co.	22,043	1,270,118
KeyCorp	54,767	784,811
Kimco Realty Corporation REIT	228	5,239
Leucadia National Corporation	355	9,308
Lincoln National Corporation	300	15,432
Loews Corporation	130	5,721
M&T Bank CorporationΔ	8,999	1,116,326
Macerich Co. (The) REIT	159	10,613
Markel CorporationΔ*	1,200	786,768
Marsh & McLennan Cos., Inc.Δ	67,135	3,478,936
Mastercard, Inc. Class A	10,157	746,235
MetLife, Inc.	1,274	70,783
Moody’s Corporation	279	24,457
Morgan Stanley	1,593	51,502
Navient Corporation	520	9,209
New York Community Bancorp, Inc.Δ	34,400	549,712
Northern Trust Corporation	80,853	5,191,571
People’s United Financial, Inc.Δ	64,245	974,597
Piedmont Office Realty Trust, Inc. Class A REITΔ	58,800	1,113,672
Plum Creek Timber Co., Inc. REIT	202	9,110
PNC Financial Services Group, Inc. (The)	55,266	4,921,437
Principal Financial Group, Inc.	312	15,750
Progressive Corporation (The)	5,613	142,346
Prologis, Inc. REIT	334	13,724
Prudential Financial, Inc.	524	46,516
Public Storage REIT	108	18,506
Regions Financial Corporation	1,188	12,617
Reinsurance Group of America, Inc.	3,300	260,370
Signature Bank*	1,800	227,124
Simon Property Group, Inc. REIT	415	69,006
State Street Corporation	490	32,957
SunTrust Banks, Inc.	9,007	360,820
T Rowe Price Group, Inc.	297	25,070
Torchmark Corporation	214	17,531
Total System Services, Inc.	162	5,088
Travelers Cos., Inc. (The)	10,301	969,015
Unum Group	295	10,254
US Bancorp	25,989	1,125,844
Ventas, Inc. REIT	333	21,345
Visa, Inc. Class AΔ	6,164	1,298,816
Vornado Realty Trust REIT	197	21,026
W.R. Berkley Corporation	1,900	87,989
Wells Fargo & Co.	26,061	1,369,766
Western Union Co. (The)	622	10,786
Weyerhaeuser Co. REIT	511	16,909
Zions Bancorporation	159	4,686

		41,206,709

Healthcare — 6.6%
Abbott Laboratories	16,909	691,578
AbbVie, Inc.	16,572	935,324
Aetna, Inc.	6,711	544,128
Alexion Pharmaceuticals, Inc.*	2,924	456,875
Allergan, Inc.	591	100,009
Amgen, Inc.	4,585	542,726

	Shares	Value
Baxter International, Inc.	8,506	$614,984
Becton, Dickinson and Co.Δ	32,732	3,872,196
Biogen Idec, Inc.*	2,368	746,654
Boston Scientific Corporation*	1,348	17,214
Bristol-Myers Squibb Co.	21,948	1,064,697
C.R. Bard, Inc.Δ	5,074	725,633
Cardinal Health, Inc.	6,676	457,707
CareFusion Corporation*	76	3,371
Celgene Corporation*	6,790	583,125
Cerner Corporation*	1,935	99,807
Cigna Corporation	310	28,511
Covance, Inc.*	200	17,116
DaVita HealthCare Partners, Inc.*	200	14,464
DENTSPLY International, Inc.	161	7,623
Edwards Lifesciences CorporationΔ*	1,568	134,597
Eli Lilly & Co.	57,405	3,568,869
Express Scripts Holding Co.*	6,745	467,631
Forest Laboratories, Inc.*	322	31,878
Gilead Sciences, Inc.*	1,936	160,514
Henry Schein, Inc.*	2,100	249,207
Hospira, Inc.*	189	9,709
Humana, Inc.	2,976	380,095
IDEXX Laboratories, Inc.*	3,600	480,852
Intuitive Surgical, Inc.*	43	17,707
Johnson & Johnson	99,047	10,362,297
Laboratory Corporation of America Holdings*	2,051	210,022
McKesson Corporation	6,182	1,151,150
MEDNAX, Inc.*	3,800	220,970
Medtronic, Inc.Δ	11,429	728,713
Mylan, Inc.*	1,226	63,213
Patterson Cos., Inc.	120	4,741
PerkinElmer, Inc.	128	5,996
Quest Diagnostics, Inc.Δ	51,143	3,001,583
Regeneron Pharmaceuticals, Inc.*	89	25,140
Seattle Genetics, Inc.Δ*	1,800	68,850
St. Jude Medical, Inc.	321	22,229
Stryker Corporation	11,335	955,767
Tenet Healthcare Corporation*	123	5,774
Thermo Fisher Scientific, Inc.	444	52,392
UnitedHealth Group, Inc.	15,609	1,276,036
Vertex Pharmaceuticals, Inc.*	2,068	195,798
WellPoint, Inc.	740	79,631
Zimmer Holdings, Inc.	1,372	142,496
Zoetis, Inc.	1,809	58,376

		35,655,975

Materials & Processing — 0.7%
Air Products & Chemicals, Inc.	12,840	1,651,481
Airgas, Inc.	46	5,010
Alcoa, Inc.	1,077	16,037
Allegheny Technologies, Inc.	139	6,269
Ball Corporation	161	10,091
Bemis Co., Inc.	204	8,295
CF Industries Holdings, Inc.	63	15,153
Dow Chemical Co. (The)	1,623	83,520
E.I. du Pont de Nemours & Co.	1,053	68,908
Eastman Chemical Co.	174	15,199
Ecolab, Inc.	340	37,856
Fastenal Co.Δ	5,308	262,693
FMC Corporation	151	10,750

See Notes to Financial Statements.

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	1,602	$58,473
International Flavors & Fragrances, Inc.	693	72,266
International Paper Co.	550	27,758
Masco Corporation	401	8,902
MeadWestvaco Corporation	255	11,286
Monsanto Co.	513	63,992
Mosaic Co. (The)	346	17,110
Newmont Mining Corporation	511	13,000
Nucor CorporationΔ	9,254	455,759
Owens-Illinois, Inc.*	127	4,399
PPG Industries, Inc.	657	138,069
Praxair, Inc.	319	42,376
Precision Castparts Corporation	158	39,879
Sealed Air Corporation	225	7,688
Sherwin-Williams Co. (The)	2,187	452,512
Sigma-Aldrich CorporationΔ	852	86,461
United States Steel Corporation	19	495
Vulcan Materials Co.	147	9,371

		3,701,058

Producer Durables — 4.8%
3M Co.	14,017	2,007,795
ADT Corporation (The)Δ	30,008	1,048,479
Agilent Technologies, Inc.	377	21,655
Alaska Air Group, Inc.Δ	1,700	161,585
AMETEK, Inc.	278	14,534
Automatic Data Processing, Inc.	19,827	1,571,885
Boeing Co. (The)	6,461	822,033
Caterpillar, Inc.	705	76,612
CH Robinson Worldwide, Inc.	98	6,251
Cintas CorporationΔ	3,300	209,682
Clean Harbors, Inc.Δ*	1,200	77,100
CSX Corporation	1,157	35,647
Cummins, Inc.	196	30,241
Danaher Corporation	3,257	256,424
Deere & Co.	419	37,940
Delta Air Lines, Inc.	1,218	47,161
Dover Corporation	192	17,462
Emerson Electric Co.	694	46,054
Expeditors International of Washington, Inc.	129	5,697
FedEx Corporation	264	39,964
FLIR Systems, Inc.	8,145	282,876
Flowserve Corporation	133	9,888
Fluor Corporation	182	13,996
General Dynamics CorporationΔ	3,769	439,277
General Electric Co.	133,449	3,507,040
Honeywell International, Inc.	3,189	296,417
Illinois Tool Works, Inc.	443	38,789
Iron Mountain, Inc.	193	6,842
Jacobs Engineering Group, Inc.*	78	4,156
Kansas City Southern	102	10,966
Landstar System, Inc.	500	32,000
Lockheed Martin Corporation	3,364	540,696
Mettler Toledo International, Inc.*	1,500	379,770
MSC Industrial Direct Co., Inc. Class AΔ	3,700	353,868
Norfolk Southern Corporation	332	34,206
Northrop Grumman Corporation	3,047	364,513

	Shares	Value
PACCAR, Inc.	409	$25,697
Pall Corporation	102	8,710
Parker Hannifin Corporation	153	19,237
Paychex, Inc.Δ	21,169	879,784
Pitney Bowes, Inc.	332	9,170
Quanta Services, Inc.*	139	4,807
Raytheon Co.	6,236	575,271
Republic Services, Inc.	56,213	2,134,408
Robert Half International, Inc.	115	5,490
Rockwell Automation, Inc.	141	17,648
Rockwell Collins, Inc.Δ	5,904	461,339
Roper Industries, Inc.	44	6,424
Ryder System, Inc.	111	9,778
Snap-on, Inc.	44	5,215
Southwest Airlines Co.	13,593	365,108
Stanley Black & Decker, Inc.	177	15,544
Stericycle, Inc.*	9,497	1,124,635
Textron, Inc.	272	10,415
Union Pacific Corporation	7,214	719,596
United Parcel Service, Inc. Class B	47,152	4,840,624
United Technologies Corporation	3,372	389,297
W.W. Grainger, Inc.	8	2,034
Waste Management, Inc.	31,491	1,408,592
Xerox Corporation	1,257	15,637
Xylem, Inc.	246	9,614

		25,913,575

Technology — 3.6%
Adobe Systems, Inc.*	1,128	81,622
Akamai Technologies, Inc.*	203	12,395
Altera Corporation	4,058	141,056
Amphenol Corporation Class A	214	20,617
Analog Devices, Inc.	14,854	803,156
Apple, Inc.	17,661	1,641,237
Applied Materials, Inc.Δ	103,070	2,324,228
Autodesk, Inc.*	2,557	144,164
Broadcom Corporation Class A	627	23,274
CA, Inc.	368	10,576
Cisco Systems, Inc.	34,071	846,664
Citrix Systems, Inc.*	176	11,009
Cognizant Technology Solutions Corporation Class A*	3,490	170,696
Computer Sciences Corporation	165	10,428
Corning, Inc.	1,580	34,681
Electronic Arts, Inc.*	351	12,590
EMC Corporation	2,300	60,582
F5 Networks, Inc.Δ*	2,946	328,302
Facebook, Inc. Class A*	2,166	145,750
Gartner, Inc.*	900	63,468
Google, Inc. Class A*	2,220	1,297,967
Google, Inc. Class C*	320	184,090
Groupon, Inc.Δ*	38,200	252,884
Harris Corporation	120	9,090
Hewlett-Packard Co.	2,151	72,446
Intel Corporation	73,298	2,264,908
International Business Machines Corporation	7,599	1,377,471
Intuit, Inc.	13,822	1,113,086
Jabil Circuit, Inc.	271	5,664
Juniper Networks, Inc.*	571	14,012
KLA-Tencor Corporation	3,188	231,576
Lam Research Corporation	181	12,232

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Linear Technology Corporation	19,568	$921,066
LinkedIn Corporation, Class A*	1,900	325,793
Maxim Integrated Products, Inc.	6,300	213,003
Microchip Technology, Inc.Δ	3,028	147,797
Micron Technology, Inc.*	1,206	39,738
Microsoft Corporation	33,007	1,376,392
Motorola Solutions, Inc.	226	15,045
NetApp, Inc.	3,574	130,522
NVIDIA Corporation	633	11,736
Oracle Corporation	3,927	159,161
Palo Alto Networks, Inc.*	3,000	251,550
QUALCOMM, Inc.	12,888	1,020,730
Red Hat, Inc.*	2,580	142,597
Salesforce.com, Inc.*	703	40,830
SanDisk Corporation	256	26,734
Skyworks Solutions, Inc.	800	37,568
Splunk, Inc.Δ*	2,300	127,259
Symantec Corporation	785	17,977
Synopsys, Inc.*	2,000	77,640
Teradata Corporation*	180	7,236
Texas Instruments, Inc.	4,931	235,652
VeriSign, Inc.*	180	8,786
VMware, Inc. Class AΔ*	1,700	164,577
Western Digital Corporation	239	22,060
Xilinx, Inc.	9,704	459,096
Yahoo!, Inc.*	1,008	35,411

		19,737,877

Utilities — 7.0%
AES Corporation	1,420	22,081
AGL Resources, Inc.Δ	4,300	236,629
Alliant Energy Corporation	1,900	115,634
Ameren Corporation	174	7,113
American Electric Power Co., Inc.	11,678	651,282
American Water Works Co., Inc.	23,000	1,137,350
Aqua America, Inc.	3,000	78,660
AT&T, Inc.	37,670	1,332,011
Atmos Energy Corporation	8,700	464,580
CenterPoint Energy, Inc.	11,288	288,296
CenturyLink, Inc.	13,761	498,148
CMS Energy Corporation	355	11,058
Consolidated Edison, Inc.Δ	13,857	800,103
Dominion Resources, Inc.	18,393	1,315,467
DTE Energy Co.	10,001	778,778
Duke Energy Corporation	10,636	789,085
Edison International	371	21,559
Entergy Corporation	204	16,746
Exelon Corporation	974	35,532
FirstEnergy Corporation	633	21,978
Frontier Communications Corporation	2,478	14,472
NextEra Energy, Inc.	7,994	819,225
NiSource, Inc.	9,257	364,170
Northeast Utilities	356	16,828
NRG Energy, Inc.	370	13,764
ONE Gas, Inc.	114,449	4,320,450
Pepco Holdings, Inc.	280	7,694
PG&E CorporationΔ	48,720	2,339,534
Piedmont Natural Gas Co., Inc.Δ	84,100	3,146,181
Pinnacle West Capital CorporationΔ	3,600	208,224
PPL Corporation	1,005	35,708

	Shares	Value
Public Service Enterprise Group, Inc.Δ	13,775	$561,882
Questar Corporation	18,400	456,320
SCANA Corporation	161	8,663
Sempra Energy	16,773	1,756,301
Southern Co. (The)	25,237	1,145,255
TECO Energy, Inc.	293	5,415
tw telecom, Inc.*	8,200	330,542
UGI Corporation	10,200	515,100
Vectren CorporationΔ	11,500	488,750
Verizon Communications, Inc.	117,733	5,760,676
Westar Energy, Inc.Δ	69,900	2,669,481
WGL Holdings, Inc.Δ	81,400	3,508,340
Windstream Holdings, Inc.	1,811	18,038
Wisconsin Energy CorporationΔ	3,909	183,410
Xcel Energy, Inc.Δ	9,067	292,229

		37,608,742

Total Common Stocks (Cost $197,867,185)		239,365,185

FOREIGN COMMON STOCKS — 2.7%
Bermuda — 0.3%
Arch Capital Group, Ltd.*	5,000	287,200
Everest Re Group, Ltd.	5,900	946,891
Invesco, Ltd.	543	20,498
Nabors Industries, Ltd.	295	8,664
RenaissanceRe Holdings, Ltd.Δ	3,200	342,400

		1,605,653

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	24,822

Canada — 0.3%
Goldcorp, Inc.Δ	18,900	527,499
Potash Corporation of Saskatchewan, Inc.Δ	31,200	1,184,352

		1,711,851

Curacao — 0.0%
Schlumberger, Ltd.	2,187	257,957

France — 0.8%
Total SA	57,800	4,177,302

Ireland — 0.2%
Accenture PLC Class A	9,898	800,154
Allegion PLC	94	5,328
Covidien PLC	520	46,894
Eaton Corporation PLC	540	41,677
Ingersoll-Rand PLC	294	18,378
Mallinckrodt PLCΔ*	400	32,008
Pentair PLC	224	16,155
Seagate Technology PLC	372	21,137
XL Group PLC	164	5,368

		987,099

Japan — 0.1%
Honda Motor Co., Ltd.	11,400	398,024

Jersey — 0.0%
Delphi Automotive PLC	227	15,604

Netherlands — 0.2%
Koninklijke Philips NV	30,392	964,446
LyondellBasell Industries NV Class A	489	47,751
Nielsen NV	323	15,636

		1,027,833

See Notes to Financial Statements.

	Shares	Value
Panama — 0.0%
Carnival Corporation	498	$18,750
Copa Holdings SA Class A	200	28,514

		47,264

Singapore — 0.0%
Avago Technologies, Ltd.	271	19,531

Switzerland — 0.5%
ABB, Ltd.*	39,800	916,459
ACE, Ltd.	7,433	770,802
Garmin, Ltd.	139	8,465
TE Connectivity, Ltd.	347	21,458
Transocean, Ltd.	556	25,037
Tyco International, Ltd.	27,866	1,270,690

		3,012,911

United Kingdom — 0.3%
Aon PLC	5,019	452,162
BAE Systems PLC	129,900	962,379
Ensco PLC Class A	457	25,395
Noble Corporation PLC	288	9,665
Rowan Cos. PLC Class A	157	5,013

		1,454,614

Total Foreign Common Stocks (Cost $12,136,049)		14,740,465

PREFERRED STOCKS — 5.1%
Bank of America Corporation,
7.25%, 12/31/49*	6,115	7,136,205
Health Care REIT, Inc.,
6.25%*	43,300	2,500,142
Laclede Group, Inc. (The)*	30,276	1,606,142
MetLife, Inc.,
5.0%, 03/26/14*	24,300	776,628
Stanley Black & Decker, Inc.,
4.75%, 2/19/14*	29,500	3,882,200
US Bancorp,
6.00%, 3/26/14*	167,000	4,577,470
Wells Fargo & Co.,
7.50%, 12/31/49*	5,672	6,885,808

Total Preferred Stocks (Cost $26,200,492)		27,364,595

MASTER LIMITED PARTNERSHIP — 0.5%
Spectra Energy Partners LP (Cost $2,597,277)	53,981	2,879,886

MONEY MARKET FUNDS — 17.3%
GuideStone Money Market Fund (Investor Class)¥	17,759,892	17,759,892
Northern Institutional Liquid Assets Portfolio§	75,859,414	75,859,414

Total Money Market Funds (Cost $93,619,306)		93,619,306

SYNTHETIC CONVERTIBLE INSTRUMENT — 0.8%
Citigroup, Inc.+	10,900	616,831
Credit Suisse NY+	60,000	878,400
Morgan Stanley+ 144A	23,200	899,928
UBS AG+	25,800	1,743,278

Total Synthetic Convertible Instrument (Cost $4,114,352)		4,138,437

	Par	Value
CORPORATE BONDS — 23.7%
Akamai Technologies, Inc.
(0.48)%, 02/15/19 CONV 144AΩ†Δ	$2,350,000	$2,401,418
Alere, Inc.
3.00%, 05/15/16 CONV	1,400,000	1,556,625
American Realty Capital Properties, Inc.
3.00%, 08/01/18 CONVΔ	730,000	742,319
3.75%, 12/15/20 CONVΔ	2,125,000	2,220,636
Ares Capital Corporation
5.13%, 06/01/16 CONVΔ	1,825,000	1,967,578
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	425,000	441,734
Biomet, Inc.
6.50%, 10/01/20	495,000	530,888
Bristow Group, Inc.
3.00%, 06/15/38 CONV	700,000	890,312
CCO Holdings LLC
5.25%, 09/30/22	310,000	315,812
Chesapeake Energy Corporation
2.50%, 05/15/37 CONV	2,650,000	2,852,062
Chiquita Brands International, Inc.
4.25%, 08/15/16 CONV	275,000	278,266
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,250,000	2,241,562
Citigroup, Inc.
5.95%, 07/29/49†Δ	2,543,000	2,571,609
Clearwire Communications LLC
8.25%, 12/01/40 CONV 144A	1,880,000	2,199,600
Covanta Holding Corporation
5.88%, 03/01/24	300,000	311,625
Dealertrack Technologies, Inc.
1.50%, 03/15/17 CONVΔ	315,000	423,281
Electronic Arts, Inc.
0.75%, 07/15/16 CONV	2,390,000	3,033,806
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	2,390,000	2,582,694
Forest City Enterprises, Inc.
3.63%, 08/15/20 CONV 144A	2,450,000	2,587,812
Frontier Communications Corporation
8.50%, 04/15/20	465,000	551,025
General Electric Capital Corporation
6.25%, 12/29/49†	2,700,000	3,008,745
Goodrich Petroleum Corporation
5.00%, 10/01/32 CONVΔ	1,300,000	1,616,875
Greenbrier Cos., Inc.
3.50%, 04/01/18 CONV	1,090,000	1,832,562
Griffon Corporation
4.00%, 01/15/17 CONV 144AΔ	775,000	897,547
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,740,000	2,486,025
Health Care REIT, Inc.
3.00%, 12/01/29 CONV	650,000	803,969

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hologic, Inc.
2.00%, 03/01/42 STEP	$1,885,000	$2,065,253
2.10%, 12/15/43 STEPΩ	585,000	641,672
HomeAway, Inc.
0.13%, 04/01/19 CONV 144AΔ	1,075,000	1,052,828
Iconix Brand Group, Inc.
2.50%, 06/01/16 CONV	1,835,000	2,660,750
Illumina, Inc.
(5.70)%, 06/15/19 CONV 144AΩ†	575,000	591,172
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	2,010,000	2,175,825
Intel Corporation
2.95%, 12/15/35 CONVΔ	5,850,000	7,286,906
Janus Capital Group, Inc.
3.25%, 07/15/14 CONVΔ	1,219,000	1,229,666
0.75%, 07/15/18 CONV	938,000	1,225,262
Jarden Corporation
1.88%, 09/15/18 CONV	885,000	1,224,066
JDS Uniphase Corporation
0.63%, 08/15/33 CONV 144AΔ	1,320,000	1,326,600
Lam Research Corporation
0.50%, 05/15/16 CONVΔ	2,025,000	2,529,984
Leap Wireless International, Inc.
4.50%, 07/15/14 CONV	1,160,000	1,162,900
Liberty Interactive LLC
1.00%, 09/30/43 CONV 144AΔ	2,450,000	2,544,938
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV 144A	465,000	485,344
2.88%, 07/15/27 CONV	1,545,000	1,544,034
Mediacom LLC
7.25%, 02/15/22Δ	365,000	399,675
Meritor, Inc.
7.88%, 03/01/26 CONV	1,275,000	2,058,328
4.00%, 02/15/27 STEP	470,000	501,725
Michaels Stores, Inc.
5.88%, 12/15/20 144AΔ	500,000	511,500
Microchip Technology, Inc.
2.13%, 12/15/37 CONV	729,000	1,396,491
National Health Investors, Inc.
3.25%, 04/01/21 CONV	575,000	581,828
Navistar International Corporation
4.75%, 04/15/19 CONV 144A	2,475,000	2,652,891
NetSuite, Inc.
0.25%, 06/01/18 CONV	335,000	345,259
Newmont Mining Corporation
1.25%, 07/15/14 CONV	410,000	410,258
Nuance Communications, Inc.
2.75%, 11/01/31 CONVΔ	2,165,000	2,173,119
NuVasive, Inc.
2.75%, 07/01/17 CONV	2,535,000	2,912,081
NVIDIA Corporation
1.00%, 12/01/18 CONV 144A	2,160,000	2,394,900
Omnicare, Inc.
3.25%, 12/15/35 CONV	2,400,000	2,565,000

	Par	Value
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	$2,245,000	$2,306,738
Prologis LP
3.25%, 03/15/15 CONVΔ	1,620,000	1,817,438
Regis Corporation
5.00%, 07/15/14 CONV	390,000	390,731
Reynolds Group Issuer, Inc.
9.88%, 08/15/19Δ	250,000	278,125
Rovi Corporation
2.63%, 02/15/40 CONVΔ	975,000	989,016
Royal Gold, Inc.
2.88%, 06/15/19 CONV	1,895,000	2,040,678
RTI International Metals, Inc.
1.63%, 10/15/19 CONVΔ	1,675,000	1,689,656
Ryland Group, Inc.
0.25%, 06/01/19 CONVΔ	2,230,000	2,048,812
Salix Pharmaceuticals, Ltd.
1.50%, 03/15/19 CONV	325,000	639,641
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONV	1,550,000	1,776,688
Shutterfly, Inc.
0.25%, 05/15/18 CONV 144A	1,950,000	1,968,281
Sinclair Television Group, Inc.
6.38%, 11/01/21Δ	410,000	438,188
Sirius XM Holdings, Inc.
5.88%, 10/01/20 144A	200,000	212,000
Sprint Corporation
7.88%, 09/15/23 144A	435,000	485,025
7.13%, 06/15/24 144A	100,000	106,250
Ssalesforce.com, Inc.
0.25%, 04/01/18 CONVΔ	1,960,000	2,260,125
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	2,275,000	2,572,172
TIBCO Software, Inc.
2.25%, 05/01/32 CONV	2,290,000	2,322,919
T-Mobile USA, Inc.
6.63%, 04/28/21Δ	310,000	336,738
6.13%, 01/15/22	300,000	319,500
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,435,000	2,596,319
TransDigm, Inc.
6.50%, 07/15/24 144A	150,000	156,375
Trinity Industries, Inc.
3.88%, 06/01/36 CONV	1,300,000	2,426,938
Volcano Corporation
1.75%, 12/01/17 CONVΔ	1,930,000	1,873,306
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	2,290,000	2,131,131
WebMD Health Corporation
2.50%, 01/31/18 CONVΔ	2,225,000	2,350,156
Yahoo!, Inc.
0.04%, 12/01/18 CONV 144AΩ†Δ	1,470,000	1,470,000

Total Corporate Bonds (Cost $116,958,124)		127,999,588

See Notes to Financial Statements.

	Par	Value
FOREIGN BONDS — 0.9%
Bermuda — 0.4%
Energy XXI Bermuda, Ltd.
3.00%, 12/15/18 CONV 144A	$2,335,000	$2,314,569

Canada — 0.1%
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144AΔ	400,000	444,500

Netherlands — 0.4%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONVΔ	2,000,000	2,232,020

Total Foreign Bonds (Cost $4,699,070)		4,991,089

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bills
0.06%, 07/24/14	23,000,000	22,999,740
0.08%, 10/16/14	23,000,000	22,997,355
0.10%, 01/08/15	23,000,000	22,995,262
0.09%, 04/02/15	29,550,000	29,537,293

		98,529,650

Total U.S. Treasury Obligations (Cost $98,513,530)		98,529,650

TOTAL INVESTMENTS — 113.6% (Cost $556,705,385)		613,628,201

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
S&P 500® Index, Strike Price $1,975.00, Expires 07/11/14 (MSCS)	(26)	(10,660)
S&P 500® Index, Strike Price $1,985.00, Expires 07/08/14 (MSCS)	(12)	(240)
S&P 500® Index, Strike Price $1,990.00, Expires 07/29/14 (MSCS)	(25)	(10,300)
S&P 500® Index, Strike Price $1,990.00, Expires 07/30/14 (MSCS)	(26)	(8,060)
S&P 500® Index, Strike Price $2,000.00, Expires 08/01/14 (MSCS)	(12)	(4,680)

		(33,940)

	Number of Contracts	Value
Put Options — 0.0%
S&P 500® Index, Strike Price $1,885.00, Expires 07/11/14 (MSCS)	(125)	$(22,625)
S&P 500® Index, Strike Price $1,900.00, Expires 07/03/14 (MSCS)	(201)	(14,070)
S&P 500® Index, Strike Price $1,905.00, Expires 08/01/14 (MSCS)	(62)	(54,870)
S&P 500® Index, Strike Price $1,995.00, Expires 07/19/14 (MSCS)	(131)	(70,085)

		(161,650)

Total Written Options
(Premiums received $(442,029))		(195,590)

Other Assets in Excess of Liabilities — (13.6)%		(73,168,483)

NET ASSETS — 100.0%		$540,264,128

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	23.7
U.S. Treasury Obligations	18.3
Money Market Funds	17.3
Financial Services	7.6
Utilities	7.0
Healthcare	6.6
Consumer Staples	6.4
Preferred Stocks	5.1
Producer Durables	4.8
Consumer Discretionary	4.4
Technology	3.6
Energy	3.2
Foreign Common Stocks	2.7
Foreign Bonds	0.9
Synthetic Convertible Instruments	0.8
Materials & Processing	0.7
Master Limited Partnerships	0.5
Written Options	—	**

	113.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$239,365,185	$239,365,185	$—	$—
Corporate Bonds	127,999,588	—	127,999,588	—
Foreign Bonds	4,991,089	—	4,991,089	—
Foreign Common Stocks:
Bermuda	1,605,653	1,605,653	—	—
British Virgin Islands	24,822	24,822	—	—
Canada	1,711,851	1,711,851	—	—
Curacao	257,957	257,957	—	—
France	4,177,302	4,177,302	—	—
Ireland	987,099	987,099	—	—
Japan	398,024	398,024	—	—
Jersey	15,604	15,604	—	—
Netherlands	1,027,833	1,027,833	—	—
Panama	47,264	47,264	—	—
Singapore	19,531	19,531	—	—
Switzerland	3,012,911	3,012,911	—	—
United Kingdom	1,454,614	1,454,614	—	—
Master Limited Partnership	2,879,886	2,879,886	—	—
Money Market Funds	93,619,306	93,619,306	—	—
Preferred Stocks	27,364,595	20,478,787	—	6,885,808
U.S. Treasury Obligations	98,529,650	—	98,529,650	—
Synthetic Convertible Instrument	4,138,437	—	—	4,138,437

Total Assets — Investments in Securities	$613,628,201	$371,083,629	$231,520,327	$11,024,245

Other Financial Instruments***
Futures Contracts	$198,923	$198,923	$—	$—

Total Assets — Other Financial Instruments	$198,923	$198,923	$—	$—

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(195,590)	$(195,590)	$—	$—

Total Liabilities — Investments in Securities	$(195,590)	$(195,590)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(47,065)	$—	$(47,065)	$—

Total Liabilities — Other Financial Instruments	$(47,065)	$—	$(47,065)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2014 is $6,456,231.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, preferred stock and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/13	$12,995,786	$3,024,494	$7,867,600	$2,103,692
Accrued discounts/premiums	(58,588)	(58,588)	—	—
Realized gain (loss)(1)	436,028	140,861	295,167	—
Change in unrealized appreciation (depreciation)(2)	351,445	(178,770)	461,829	68,386
Purchases	4,732,999	—	618,647	4,114,352
Sales	(7,433,425)	(2,927,997)	(2,357,435)	(2,147,993)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 06/30/14	$11,024,245	$—	$6,885,808	$4,138,437

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.

See Notes to Financial Statements.

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Consumer Discretionary — 12.9%
Amazon.com, Inc.*	8,243	$2,677,162
AutoNation, Inc.Δ*	1,371	81,821
AutoZone, Inc.*	725	388,774
Avon Products, Inc.	9,673	141,323
Bed Bath & Beyond, Inc.*	4,510	258,784
Best Buy Co., Inc.Δ	6,203	192,355
BorgWarner, Inc.	5,000	325,950
Cablevision Systems Corporation Class AΔ	4,693	82,831
CarMax, Inc.*	4,833	251,364
CBS Corporation Class B	11,651	723,993
Chipotle Mexican Grill, Inc.*	688	407,647
Coach, Inc.Δ	6,136	209,790
Comcast Corporation Class A	57,508	3,087,029
Costco Wholesale Corporation	9,686	1,115,440
D.R. Horton, Inc.	6,344	155,935
Darden Restaurants, Inc.Δ	2,908	134,553
DIRECTV*	10,362	880,874
Discovery Communications, Inc. Class A*	4,882	362,635
Dollar General Corporation*	6,705	384,599
Dollar Tree, Inc.*	4,518	246,050
eBay, Inc.*	25,282	1,265,617
Estee Lauder Cos., Inc. (The) Class A	5,632	418,232
Expedia, Inc.Δ	2,221	174,926
Family Dollar Stores, Inc.Δ	2,045	135,256
Ford Motor Co.	87,440	1,507,466
Fossil Group, Inc.*	1,072	112,045
GameStop Corporation Class AΔ	2,459	99,516
Gannett Co., Inc.	5,186	162,374
Gap, Inc. (The)	5,843	242,893
General Motors Co.	29,086	1,055,822
Genuine Parts Co.	3,415	299,837
Goodyear Tire & Rubber Co. (The)	6,278	174,403
Graham Holdings, Co. Class B	100	71,811
H&R Block, Inc.	5,973	200,215
Harley-Davidson, Inc.	4,769	333,115
Harman International Industries, Inc.	1,495	160,608
Hasbro, Inc.Δ	2,508	133,049
Home Depot, Inc. (The)	30,193	2,444,425
Interpublic Group of Cos., Inc. (The)	9,347	182,360
Johnson Controls, Inc.	14,689	733,422
Kohl’s Corporation	4,336	228,420
L Brands, Inc.	5,429	318,465
Leggett & Platt, Inc.Δ	3,123	107,056
Lennar Corporation Class A	3,932	165,065
Lowe’s Cos., Inc.	22,044	1,057,892
Macy’s, Inc.	8,011	464,798
Marriott International, Inc. Class AΔ	4,861	311,590
Mattel, Inc.Δ	7,416	289,001
McDonald’s Corporation	21,855	2,201,673
McGraw Hill Financial, Inc.	6,021	499,924
Mohawk Industries, Inc.*	1,359	188,004
Netflix, Inc.*	1,325	583,795
Newell Rubbermaid, Inc.	5,983	185,413

	Shares	Value
News Corporation Class A*	10,703	$192,012
NIKE, Inc. Class B	16,300	1,264,065
Nordstrom, Inc.	3,166	215,066
Omnicom Group, Inc.	5,711	406,737
O’Reilly Automotive, Inc.*	2,348	353,609
PetSmart, Inc.Δ	2,271	135,806
Priceline Group, Inc. (The)*	1,159	1,394,277
PulteGroup, Inc.Δ	7,550	152,208
PVH Corporation	1,811	211,163
Ralph Lauren CorporationΔ	1,323	212,593
Ross Stores, Inc.	4,760	314,779
Scripps Networks Interactive, Inc. Class AΔ	2,307	187,190
Staples, Inc.Δ	14,101	152,855
Starbucks Corporation	16,652	1,288,532
Starwood Hotels & Resorts Worldwide, Inc.	4,248	343,323
Target Corporation	14,000	811,300
Tiffany & Co.Δ	2,453	245,913
Time Warner Cable, Inc.	6,162	907,663
Time Warner, Inc.	19,507	1,370,367
TJX Cos., Inc. (The)	15,473	822,390
Tractor Supply Co.	3,127	188,871
TripAdvisor, Inc.Δ*	2,509	272,628
Twenty-First Century Fox, Inc. Class A	42,345	1,488,427
Under Armour, Inc. Class AΔ*	3,618	215,235
Urban Outfitters, Inc.*	2,209	74,797
VF Corporation	7,540	475,020
Wal-Mart Stores, Inc.	35,650	2,676,245
Walt Disney Co. (The)	35,632	3,055,088
Whirlpool Corporation	1,753	244,053
Wyndham Worldwide Corporation	2,789	211,183
Yum! Brands, Inc.	9,762	792,674

		49,293,466

Consumer Staples — 6.7%
Archer-Daniels-Midland Co.	14,471	638,316
Campbell Soup Co.Δ	3,915	179,346
Clorox Co. (The)Δ	2,895	264,603
Coca-Cola Co. (The)	83,608	3,541,635
Coca-Cola Enterprises, Inc.	5,278	252,183
Colgate-Palmolive Co.	19,208	1,309,601
ConAgra Foods, Inc.	9,381	278,428
CVS Caremark Corporation	25,859	1,948,993
Dr. Pepper Snapple Group, Inc.	4,334	253,886
General Mills, Inc.	13,676	718,537
Hershey Co. (The)	3,292	320,542
Hormel Foods Corporation	3,034	149,728
J.M. Smucker Co. (The)Δ	2,296	244,685
Kellogg Co.	5,549	364,569
Keurig Green Mountain, Inc.Δ	2,800	348,908
Kimberly-Clark Corporation	8,328	926,240
Kraft Foods Group, Inc.	13,148	788,223
Kroger Co. (The)	11,331	560,091
McCormick & Co., Inc. (Non-Voting Shares)	2,892	207,038
Mead Johnson Nutrition Co.	4,466	416,097
Mondelez International, Inc. Class A	37,404	1,406,764
Monster Beverage Corporation*	2,921	207,479
PepsiCo, Inc.	33,540	2,996,464
Procter & Gamble Co. (The)	59,841	4,702,904
Safeway, Inc.	5,219	179,220

See Notes to Financial Statements.

	Shares	Value
Sysco CorporationΔ	12,893	$482,843
Tyson Foods, Inc. Class A	6,078	228,168
Walgreen Co.	19,420	1,439,605
Whole Foods Market, Inc.	8,059	311,319

		25,666,415

Energy — 9.8%
Anadarko Petroleum Corporation	11,168	1,222,561
Apache Corporation	8,494	854,666
Baker Hughes, Inc.	9,627	716,730
Cabot Oil & Gas CorporationΔ	9,249	315,761
Cameron International Corporation*	4,533	306,929
Chesapeake Energy Corporation	11,186	347,661
Chevron Corporation	42,099	5,496,024
Cimarex Energy Co.	1,924	276,017
ConocoPhillips	27,147	2,327,312
CONSOL Energy, Inc.	5,000	230,350
Denbury Resources, Inc.Δ	7,628	140,813
Devon Energy Corporation	8,464	672,042
Diamond Offshore Drilling, Inc.Δ	1,605	79,656
EOG Resources, Inc.	12,087	1,412,487
EQT CorporationΔ	3,349	358,008
Exterran Holdings, Inc.	13	585
Exxon Mobil Corporation	94,975	9,562,083
First Solar, Inc.Δ*	1,556	110,569
FMC Technologies, Inc.*	5,267	321,656
Halliburton Co.	18,665	1,325,402
Helmerich & Payne, Inc.	2,420	280,986
Hess Corporation	5,824	575,935
Kinder Morgan, Inc.Δ	14,773	535,669
Marathon Oil Corporation	15,067	601,475
Marathon Petroleum Corporation	6,418	501,053
Murphy Oil Corporation	3,685	244,979
National Oilwell Varco, Inc.	9,477	780,431
Newfield Exploration Co.Δ*	3,088	136,490
Noble Energy, Inc.	7,938	614,877
Occidental Petroleum Corporation	17,365	1,782,170
ONEOK, Inc.	4,584	312,079
Peabody Energy CorporationΔ	6,264	102,416
Phillips 66	12,560	1,010,201
Pioneer Natural Resources Co.	3,176	729,876
QEP Resources, Inc.Δ	3,912	134,964
Range Resources Corporation	3,719	323,367
Southwestern Energy Co.*	7,791	354,413
Spectra Energy Corporation	14,810	629,129
Tesoro CorporationΔ	2,931	171,962
Valero Energy Corporation	11,796	590,980
Williams Cos., Inc. (The)	16,333	950,744

		37,441,508

Financial Services — 17.0%
Affiliated Managers Group, Inc.*	1,224	251,410
Aflac, Inc.	10,024	623,994
Alliance Data Systems CorporationΔ*	1,198	336,937
Allstate Corporation (The)	9,640	566,061
American Express Co.	20,154	1,912,010

	Shares	Value
American International Group, Inc.	31,986	$1,745,796
American Tower Corporation REIT	8,757	787,955
Ameriprise Financial, Inc.	4,206	504,720
Apartment Investment & Management Co. Class A REIT	3,208	103,522
Assurant, Inc.	1,564	102,520
AvalonBay Communities, Inc. REIT	2,665	378,936
Bank of America Corporation	232,555	3,574,370
Bank of New York Mellon Corporation (The)	25,240	945,995
BB&T Corporation	15,866	625,596
Berkshire Hathaway, Inc. Class B*	39,819	5,039,493
BlackRock, Inc.	2,773	886,251
Boston Properties, Inc. REIT	3,382	399,685
Capital One Financial Corporation	12,651	1,044,973
CBRE Group, Inc. Class A*	6,145	196,886
Charles Schwab Corporation (The)	25,922	698,079
Chubb Corporation (The)	5,383	496,151
Cincinnati Financial Corporation	3,303	158,676
Citigroup, Inc.	67,172	3,163,801
CME Group, Inc.	6,975	494,876
Comerica, Inc.Δ	4,006	200,941
Crown Castle International Corporation REIT	7,379	547,965
Discover Financial Services	10,325	639,944
Dun & Bradstreet Corporation (The)Δ	779	85,846
E*TRADE Financial Corporation*	6,245	132,769
Equifax, Inc.	2,764	200,501
Equity Residential REIT	7,437	468,531
Essex Property Trust, Inc. REIT	1,383	255,731
Fidelity National Information Services, Inc.	6,427	351,814
Fifth Third Bancorp	18,748	400,270
Fiserv, Inc.*	5,482	330,674
Franklin Resources, Inc.	8,899	514,718
General Growth Properties, Inc. REIT	11,348	267,359
Genworth Financial, Inc. Class A*	11,153	194,062
Goldman Sachs Group, Inc. (The)	9,197	1,539,946
Hartford Financial Services Group, Inc. (The)	9,910	354,877
HCP, Inc. REIT	10,230	423,317
Health Care REIT, Inc.Δ	6,739	422,333
Host Hotels & Resorts, Inc. REIT	16,756	368,800
Hudson City Bancorp, Inc.	10,419	102,419
Huntington Bancshares, Inc.	18,206	173,685
IntercontinentalExchange Group, Inc.	2,543	480,373
JPMorgan Chase & Co.	83,702	4,822,909
KeyCorp	19,829	284,150
Kimco Realty Corporation REIT	9,031	207,532
Legg Mason, Inc.	2,303	118,167
Leucadia National Corporation	7,085	185,769

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Lincoln National Corporation	5,841	$300,461
Loews Corporation	6,721	295,791
M&T Bank CorporationΔ	2,940	364,707
Macerich Co. (The) REIT	3,112	207,726
Marsh & McLennan Cos., Inc.Δ	12,151	629,665
Mastercard, Inc. Class A	22,217	1,632,283
MetLife, Inc.	24,895	1,383,166
Moody’s Corporation	4,158	364,490
Morgan Stanley	30,965	1,001,098
NASDAQ OMX Group, Inc. (The)Δ	2,549	98,442
Navient Corporation	9,051	160,293
Northern Trust Corporation	4,750	304,997
People’s United Financial, Inc.Δ	7,078	107,373
Plum Creek Timber Co., Inc. REITΔ	3,916	176,612
PNC Financial Services Group, Inc. (The)	11,811	1,051,770
Principal Financial Group, Inc.	6,131	309,493
Progressive Corporation (The)	12,205	309,519
Prologis, Inc. REIT	11,064	454,620
Prudential Financial, Inc.	10,217	906,963
Public Storage REIT	3,211	550,205
Regions Financial Corporation	30,289	321,669
Simon Property Group, Inc. REIT	6,881	1,144,173
State Street Corporation	9,531	641,055
SunTrust Banks, Inc.Δ	11,761	471,146
T Rowe Price Group, Inc.	5,822	491,435
Torchmark CorporationΔ	1,902	155,812
Total System Services, Inc.	3,753	117,882
Travelers Cos., Inc. (The)	7,670	721,517
Unum Group	5,716	198,688
US Bancorp	40,150	1,739,298
Ventas, Inc. REIT	6,495	416,329
Visa, Inc. Class AΔ	11,116	2,342,252
Vornado Realty Trust REIT	3,865	412,511
Wells Fargo & Co.	106,031	5,572,989
Western Union Co. (The)Δ	11,769	204,074
Weyerhaeuser Co. REITΔ	12,935	428,019
Zions Bancorporation	4,106	121,004

		65,223,622

Healthcare — 10.4%
Abbott Laboratories	33,194	1,357,635
AbbVie, Inc.	35,182	1,985,672
Aetna, Inc.	7,921	642,235
Alexion Pharmaceuticals, Inc.*	4,375	683,594
Allergan, Inc.	6,581	1,113,637
Amgen, Inc.	16,747	1,982,342
Baxter International, Inc.	11,998	867,455
Becton, Dickinson and Co.	4,273	505,496
Biogen Idec, Inc.*	5,247	1,654,432
Boston Scientific Corporation*	29,405	375,502
Bristol-Myers Squibb Co.	36,655	1,778,134
C.R. Bard, Inc.Δ	1,662	237,683
Cardinal Health, Inc.	7,516	515,297
CareFusion Corporation*	4,580	203,123
Celgene Corporation*	17,718	1,521,622
Cerner Corporation*	6,518	336,198
Cigna Corporation	5,885	541,243
DaVita HealthCare Partners, Inc.*	3,903	282,265
DENTSPLY International, Inc.Δ	3,058	144,796

	Shares	Value
Edwards Lifesciences CorporationΔ*	2,377	$204,042
Eli Lilly & Co.	21,802	1,355,430
Express Scripts Holding Co.*	17,083	1,184,364
Gilead Sciences, Inc.*	33,967	2,816,204
Hospira, Inc.*	3,705	190,326
Humana, Inc.	3,420	436,802
Intuitive Surgical, Inc.*	849	349,618
Johnson & Johnson	62,598	6,549,003
Laboratory Corporation of America Holdings*	1,887	193,229
McKesson Corporation	5,097	949,112
Medtronic, Inc.Δ	22,093	1,408,650
Mylan, Inc.Δ*	8,271	426,453
Patterson Cos., Inc.Δ	1,939	76,610
PerkinElmer, Inc.	2,539	118,927
Quest Diagnostics, Inc.Δ	3,242	190,273
Regeneron Pharmaceuticals, Inc.*	1,763	497,995
St. Jude Medical, Inc.	6,289	435,513
Stryker Corporation	6,544	551,790
Tenet Healthcare CorporationΔ*	2,255	105,850
Thermo Fisher Scientific, Inc.	8,816	1,040,288
UnitedHealth Group, Inc.	21,663	1,770,950
Varian Medical Systems, Inc.Δ*	2,323	193,134
Vertex Pharmaceuticals, Inc.*	5,224	494,608
WellPoint, Inc.Δ	6,177	664,707
Zimmer Holdings, Inc.	3,712	385,528
Zoetis, Inc.	11,087	357,778

		39,675,545

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.	4,697	604,128
Airgas, Inc.Δ	1,439	156,721
Alcoa, Inc.	25,938	386,217
Allegheny Technologies, Inc.Δ	2,381	107,383
Ball CorporationΔ	3,080	193,054
Bemis Co., Inc.	2,220	90,265
CF Industries Holdings, Inc.	1,158	278,534
Dow Chemical Co. (The)	26,639	1,370,843
E.I. du Pont de Nemours & Co.	20,331	1,330,461
Eastman Chemical Co.	3,278	286,333
Ecolab, Inc.	5,990	666,927
Fastenal Co.Δ	6,114	302,582
FMC Corporation	2,957	210,509
Freeport-McMoRan Copper & Gold, Inc.	22,966	838,259
International Flavors & Fragrances, Inc.	1,839	191,771
International Paper Co.	9,582	483,604
Masco Corporation	7,924	175,913
MeadWestvaco Corporation	3,690	163,319
Monsanto Co.	11,597	1,446,610
Mosaic Co. (The)	7,188	355,447
Newmont Mining Corporation	11,013	280,171
Nucor CorporationΔ	7,033	346,375
Owens-Illinois, Inc.*	3,629	125,709
PPG Industries, Inc.	3,062	643,479
Praxair, Inc.	6,483	861,202
Precision Castparts Corporation	3,202	808,185
Sealed Air Corporation	4,329	147,922
Sherwin-Williams Co. (The)	1,851	382,990
Sigma-Aldrich CorporationΔ	2,586	262,427

See Notes to Financial Statements.

	Shares	Value
United States Steel
CorporationΔ	3,237	$84,291
Vulcan Materials Co.	2,940	187,425

		13,769,056

Producer Durables — 10.1%
3M Co.	13,755	1,970,266
ADT Corporation (The)Δ	3,922	137,035
Agilent Technologies, Inc.	7,364	422,988
AMETEK, Inc.	5,440	284,403
Automatic Data Processing, Inc.	10,641	843,618
Avery Dennison Corporation	2,177	111,571
Boeing Co. (The)	14,838	1,887,839
Caterpillar, Inc.	13,811	1,500,841
CH Robinson Worldwide, Inc.Δ	3,229	205,978
Cintas CorporationΔ	2,298	146,015
CSX Corporation	22,216	684,475
Cummins, Inc.	3,788	584,450
Danaher Corporation	13,313	1,048,132
Deere & Co.	8,037	727,750
Delta Air Lines, Inc.	18,712	724,529
Dover Corporation	3,646	331,604
Emerson Electric Co.	15,535	1,030,903
Expeditors International of Washington, Inc.	4,422	195,276
FedEx Corporation	6,147	930,533
FLIR Systems, Inc.	3,049	105,892
Flowserve CorporationΔ	3,075	228,626
Fluor Corporation	3,451	265,382
General Dynamics Corporation	7,206	839,859
General Electric Co.	221,788	5,828,589
Honeywell International, Inc.	17,325	1,610,359
Illinois Tool Works, Inc.	8,369	732,790
Iron Mountain, Inc.	3,835	135,951
Jacobs Engineering Group, Inc.*	2,935	156,377
Joy Global, Inc.Δ	2,236	137,693
Kansas City SouthernΔ	2,438	262,109
L-3 Communications Holdings, Inc.	1,873	226,165
Lockheed Martin Corporation	5,914	950,557
Norfolk Southern Corporation	6,852	705,962
Northrop Grumman Corporation	4,733	566,209
PACCAR, Inc.Δ	7,847	493,027
Pall Corporation	2,398	204,765
Parker Hannifin Corporation	3,299	414,783
Paychex, Inc.Δ	7,128	296,240
Pitney Bowes, Inc.	4,372	120,755
Quanta Services, Inc.*	4,804	166,122
Raytheon Co.	6,919	638,278
Republic Services, Inc.Δ	6,004	227,972
Robert Half International, Inc.	2,978	142,170
Rockwell Automation, Inc.	3,065	383,615
Rockwell Collins, Inc.Δ	3,052	238,483
Roper Industries, Inc.	2,205	321,952
Ryder System, Inc.	1,151	101,392
Snap-on, Inc.	1,258	149,098
Southwest Airlines Co.	15,460	415,256
Stanley Black & Decker, Inc.	3,470	304,735
Stericycle, Inc.*	1,876	222,156
Textron, Inc.	6,066	232,267
Union Pacific Corporation	20,042	1,999,189

	Shares	Value
United Parcel Service, Inc. Class B	15,589	$1,600,367
United Technologies Corporation	18,660	2,154,297
W.W. Grainger, Inc.	1,342	341,230
Waste Management, Inc.	9,541	426,769
Waters CorporationΔ*	1,910	199,480
Xerox Corporation	24,339	302,777
Xylem, Inc.	3,939	153,936

		38,771,837

Technology — 16.1%
Adobe Systems, Inc.*	10,231	740,315
Akamai Technologies, Inc.*	3,926	239,722
Altera Corporation	6,937	241,130
Amphenol Corporation Class A	3,505	337,672
Analog Devices, Inc.	6,920	374,164
Apple, Inc.	133,359	12,393,052
Applied Materials, Inc.Δ	26,910	606,821
Autodesk, Inc.*	5,047	284,550
Broadcom Corporation Class A	12,286	456,056
CA, Inc.	7,120	204,629
Cisco Systems, Inc.	113,254	2,814,362
Citrix Systems, Inc.*	3,668	229,433
Cognizant Technology Solutions Corporation Class A*	13,449	657,791
Computer Sciences Corporation	3,277	207,106
Corning, Inc.	28,906	634,487
Electronic Arts, Inc.*	7,006	251,305
EMC Corporation	45,257	1,192,069
F5 Networks, Inc.*	1,712	190,785
Facebook, Inc. Class A*	38,031	2,559,106
Google, Inc. Class A*	6,264	3,662,373
Google, Inc. Class C*	6,264	3,603,554
Harris Corporation	2,377	180,058
Hewlett-Packard Co.	41,390	1,394,015
Intel Corporation	110,086	3,401,657
International Business Machines Corporation	21,039	3,813,740
Intuit, Inc.	6,261	504,198
Jabil Circuit, Inc.	4,222	88,240
Juniper Networks, Inc.*	10,546	258,799
KLA-Tencor Corporation	3,680	267,315
Lam Research Corporation	3,648	246,532
Linear Technology Corporation	5,257	247,447
Microchip Technology, Inc.Δ	4,339	211,787
Micron Technology, Inc.*	23,671	779,959
Microsoft Corporation	166,244	6,932,375
Motorola Solutions, Inc.	5,012	333,649
NetApp, Inc.	7,318	267,253
NVIDIA CorporationΔ	12,406	230,007
Oracle Corporation	75,911	3,076,673
QUALCOMM, Inc.	37,317	2,955,506
Red Hat, Inc.*	4,240	234,345
Salesforce.com, Inc.Δ*	12,486	725,187
SanDisk Corporation	5,003	522,463
Symantec Corporation	15,273	349,752
Teradata CorporationΔ*	3,489	140,258
Texas Instruments, Inc.	23,848	1,139,696
VeriSign, Inc.Δ*	2,712	132,373
Western Digital Corporation	4,628	427,164

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xilinx, Inc.	6,012	$284,428
Yahoo!, Inc.*	20,696	727,050

		61,752,408

Utilities — 5.6%
AES Corporation	14,722	228,927
AGL Resources, Inc.Δ	2,585	142,252
Ameren Corporation	5,467	223,491
American Electric Power Co., Inc.	10,775	600,922
AT&T, Inc.	114,757	4,057,807
CenterPoint Energy, Inc.	9,618	245,644
CenturyLink, Inc.	12,781	462,672
CMS Energy Corporation	5,909	184,065
Consolidated Edison, Inc.Δ	6,505	375,599
Dominion Resources, Inc.Δ	12,853	919,247
DTE Energy Co.Δ	3,970	309,144
Duke Energy CorporationΔ	15,625	1,159,219
Edison International	7,197	418,218
Entergy Corporation	3,952	324,420
Exelon CorporationΔ	18,982	692,463
FirstEnergy Corporation	9,271	321,889
Frontier Communications CorporationΔ	21,639	126,372
Integrys Energy Group, Inc.Δ	1,743	123,980
NextEra Energy, Inc.	9,641	988,010
NiSource, Inc.	7,041	276,993
Northeast Utilities	7,059	333,679
NRG Energy, Inc.Δ	7,429	276,359
Pepco Holdings, Inc.	5,587	153,531
PG&E CorporationΔ	10,263	492,829
Pinnacle West Capital CorporationΔ	2,369	137,023
PPL CorporationΔ	13,931	494,968
Public Service Enterprise Group, Inc.	11,257	459,173
SCANA Corporation	3,051	164,174
Sempra Energy	5,040	527,738
Southern Co. (The)Δ	19,657	892,035
TECO Energy, Inc.Δ	4,578	84,601
Verizon Communications, Inc.	91,580	4,481,009
Windstream Holdings, Inc.Δ	13,755	137,000
Wisconsin Energy CorporationΔ	5,014	235,257
Xcel Energy, Inc.Δ	11,008	354,788

		21,405,498

Total Common Stocks (Cost $207,824,216)		352,999,355

FOREIGN COMMON STOCKS — 3.8%
Bermuda — 0.2%
Invesco, Ltd.	9,668	364,967
Nabors Industries, Ltd.	5,848	171,756

		536,723

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	3,971	352,029

Curacao — 0.9%
Schlumberger, Ltd.	28,795	3,396,370

Ireland — 1.1%
Accenture PLC Class A	13,996	1,131,437
Actavis PLC*	97	21,564
Allegion PLC	1,902	107,805
Covidien PLC	9,971	899,185
Eaton Corporation PLC	10,545	813,863

	Shares	Value
Ingersoll-Rand PLC	5,507	$344,242
Pentair PLCΔ	4,330	312,280
Seagate Technology PLCΔ	7,146	406,036
XL Group PLC	5,999	196,347

		4,232,759

Jersey — 0.1%
Delphi Automotive PLC	6,098	419,177

Netherlands — 0.3%
LyondellBasell Industries NV Class A	9,188	897,208
Nielsen NV	6,710	324,831

		1,222,039

Panama — 0.1%
Carnival Corporation	9,687	364,716

Singapore — 0.1%
Avago Technologies, Ltd.Δ	5,563	400,925

Switzerland — 0.6%
ACE, Ltd.	7,459	773,499
Garmin, Ltd.Δ	2,770	168,693
TE Connectivity, Ltd.	9,038	558,910
Transocean, Ltd.Δ	7,504	337,905
Tyco International, Ltd.	10,192	464,755

		2,303,762

United Kingdom — 0.3%
Aon PLC	6,556	590,630
Ensco PLC Class AΔ	5,152	286,297
Noble Corporation PLC	5,519	185,218
Rowan Cos. PLC Class A	2,707	86,434

		1,148,579

Total Foreign Common Stocks (Cost $8,993,206)		14,377,079

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 11.4%
GuideStone Money Market Fund (Investor Class)¥	14,056,011	14,056,011
Northern Institutional Liquid Assets Portfolio§	29,596,320	29,596,320

Total Money Market Funds
(Cost $43,652,331)		43,652,331

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 0.04%, 10/02/14 (Cost $534,945)	$535,000	534,950

TOTAL INVESTMENTS — 107.5% (Cost $261,004,698)		411,563,715
Liabilities in Excess of Other
Assets — (7.5)%		(28,700,483)

NET ASSETS — 100.0%		$382,863,232

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	17.0
Technology	16.1
Consumer Discretionary	12.9
Money Market Funds	11.4
Healthcare	10.4
Producer Durables	10.1
Energy	9.8
Consumer Staples	6.7
Utilities	5.6
Foreign Common Stocks	3.8
Materials & Processing	3.6
U.S. Treasury Obligation	0.1
Rights/Warrants	—	**

	107.5

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$352,999,355	$352,999,355	$—	$—
Foreign Common Stocks	14,377,079	14,377,079	—	—
Money Market Funds	43,652,331	43,652,331	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,950	—	534,950	—

Total Assets — Investments in Securities	$411,563,715	$411,028,765	$534,950	$—

Other Financial Instruments***
Futures Contracts	$212,686	$212,686	$—	$—

Total Assets — Other Financial Instruments	$212,686	$212,686	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.5%
Consumer Discretionary — 9.6%
Avis Budget Group, Inc.*	36,600	$2,184,654
CBS Corporation Class B	1,929	119,868
Comcast Corporation Class AΔ	219,139	11,763,382
Costco Wholesale Corporation	826	95,122
Dana Holding CorporationΔ	323,415	7,897,794
DIRECTV*	60,700	5,160,107
Foot Locker, Inc.Δ	63,900	3,241,008
Ford Motor Co.	925,950	15,963,378
Gap, Inc. (The)Δ	161,100	6,696,927
General Motors Co.	57,336	2,081,297
Goodyear Tire & Rubber Co. (The)	30,600	850,068
Home Depot, Inc. (The)	103,608	8,388,104
Johnson Controls, Inc.	108,733	5,429,039
Lear Corporation	58,460	5,221,647
Lennar Corporation Class AΔ	166,951	7,008,603
Macy’s, Inc.	70,060	4,064,881
McGraw Hill Financial, Inc.	68,600	5,695,858
Target CorporationΔ	225,682	13,078,272
Time Warner, Inc.	99,255	6,972,664
Twenty-First Century Fox, Inc. Class AΔ	17,961	631,329
Wal-Mart Stores, Inc.Δ	257,675	19,343,662
Walt Disney Co. (The)	10,083	864,516
Whirlpool Corporation	18,700	2,603,414

		135,355,594

Consumer Staples — 3.9%
Archer-Daniels-Midland Co.	54,551	2,406,245
Coca-Cola Enterprises, Inc.	98,690	4,715,408
Colgate-Palmolive Co.	3,348	228,267
CVS Caremark Corporation	35,932	2,708,195
Dr. Pepper Snapple Group, Inc.Δ	41,800	2,448,644
Hershey Co. (The)	11,900	1,158,703
Kellogg Co.	769	50,523
Kimberly-Clark Corporation	2,314	257,363
Kroger Co. (The)	100,200	4,952,886
Mondelez International, Inc. Class A	273,167	10,273,811
PepsiCo, Inc.	101,365	9,055,949
Procter & Gamble Co. (The)	91,475	7,189,020
Rite Aid Corporation*	114,790	823,044
Sysco CorporationΔ	77,581	2,905,408
Tyson Foods, Inc. Class A	133,450	5,009,713
Walgreen Co.	8,606	637,963

		54,821,142

Energy — 10.9%
Anadarko Petroleum Corporation	16,673	1,825,193
Apache Corporation	13,736	1,382,116
Baker Hughes, Inc.	212,322	15,807,373
Chevron Corporation	195,427	25,512,995
ConocoPhillips	182,546	15,649,669
Devon Energy Corporation	14,702	1,167,339
Exxon Mobil Corporation	298,166	30,019,353
Halliburton Co.	82,500	5,858,325
Hess CorporationΔ	10,006	989,493
Kinder Morgan, Inc.Δ	16,907	613,048
Marathon Oil Corporation	331,408	13,229,807

	Shares	Value
Marathon Petroleum Corporation	61,102	$4,770,233
National Oilwell Varco, Inc.	14,067	1,158,418
Occidental Petroleum CorporationΔ	146,656	15,051,305
Phillips 66	11,970	962,747
SM Energy Co.	62,500	5,256,250
Spectra Energy Corporation	23,795	1,010,812
Tesoro CorporationΔ	29,200	1,713,164
Valero Energy CorporationΔ	226,131	11,329,163

		153,306,803

Financial Services — 22.5%
Aflac, Inc.	16,260	1,012,185
Allstate Corporation (The)	116,724	6,854,033
American Express Co.	114,800	10,891,076
American Financial Group, Inc.	43,640	2,599,199
American International Group, Inc.Δ	361,832	19,748,791
Ameriprise Financial, Inc.	96,968	11,636,160
Assurant, Inc.Δ	49,960	3,274,878
Bank of America Corporation	999,993	15,369,893
Bank of New York Mellon Corporation (The)	40,730	1,526,560
BB&T Corporation	25,512	1,005,938
Berkshire Hathaway, Inc. Class B*	65,445	8,282,719
BlackRock, Inc.Δ	2,834	905,746
Capital One Financial CorporationΔ	301,190	24,878,294
CBOE Holdings, Inc.	54,200	2,667,182
CBRE Group, Inc. Class A*	77,480	2,482,459
Charles Schwab Corporation (The)	33,768	909,372
Chubb Corporation (The)	53,641	4,944,091
CIT Group, Inc.	80,100	3,665,376
Citigroup, Inc.	526,692	24,807,193
CME Group, Inc.	11,565	820,537
Discover Financial Services	122,038	7,563,915
Equity Residential REIT	12,833	808,479
Fifth Third Bancorp	253,700	5,416,495
Franklin Resources, Inc.	2,429	140,493
Genworth Financial, Inc. Class A*	299,600	5,213,040
Goldman Sachs Group, Inc. (The)	16,027	2,683,561
Hartford Financial Services Group, Inc. (The)	128,675	4,607,852
JPMorgan Chase & Co.	569,394	32,808,503
KeyCorp	370,600	5,310,698
Lincoln National CorporationΔ	25,800	1,327,152
Marsh & McLennan Cos., Inc.Δ	6,275	325,171
MetLife, Inc.	33,349	1,852,871
Morgan Stanley	54,937	1,776,113
Navient Corporation	371,060	6,571,473
PNC Financial Services Group, Inc. (The)	55,685	4,958,749
Prudential Financial, Inc.	16,408	1,456,538
Public Storage REIT	439	75,223
Reinsurance Group of America, Inc.	33,010	2,604,489
RLJ Lodging Trust REIT	33,500	967,815
Simon Property Group, Inc. REIT	2,803	466,083
SLM Corporation	491,369	4,083,276
State Street Corporation	338,460	22,764,820

See Notes to Financial Statements.

	Shares	Value
Travelers Cos., Inc. (The)Δ	159,318	$14,987,044
Unum Group	50,100	1,741,476
US BancorpΔ	61,669	2,671,501
Waddell & Reed Financial, Inc. Class A	63,290	3,961,321
Wells Fargo & Co.	590,498	31,036,575

		316,462,408

Healthcare — 11.0%
Abbott Laboratories	53,808	2,200,747
Aetna, Inc.	8,987	728,666
Alexion Pharmaceuticals, Inc.*	9,100	1,421,875
Amgen, Inc.	1,332	157,669
Biogen Idec, Inc.*	14,800	4,666,588
Bristol-Myers Squibb Co.	38,162	1,851,239
Cardinal Health, Inc.	89,500	6,136,120
Celgene Corporation*	30,000	2,576,400
Cigna Corporation	144,511	13,290,677
Eli Lilly & Co.	35,128	2,183,908
Express Scripts Holding Co.Δ*	79,831	5,534,683
HCA Holdings, Inc.*	31,000	1,747,780
Humana, Inc.Δ	31,100	3,972,092
Johnson & Johnson	353,730	37,007,233
McKesson Corporation	27,800	5,176,638
Medtronic, Inc.Δ	296,769	18,921,991
Mylan, Inc.Δ*	158,290	8,161,432
Omnicare, Inc.Δ	84,100	5,598,537
Stryker Corporation	4,963	418,480
Thermo Fisher Scientific, Inc.	8,539	1,007,602
United Therapeutics CorporationΔ*	45,300	4,008,597
UnitedHealth Group, Inc.Δ	118,687	9,702,662
WellPoint, Inc.	165,883	17,850,670

		154,322,286

Materials & Processing — 2.4%
Air Products & Chemicals, Inc.Δ	7,571	973,782
Allegheny Technologies, Inc.Δ	119,785	5,402,304
CF Industries Holdings, Inc.	17,900	4,305,487
Domtar CorporationΔ	60,860	2,607,851
Dow Chemical Co. (The)	36,229	1,864,344
E.I. du Pont de Nemours & Co.Δ	131,601	8,611,969
Freeport-McMoRan Copper & Gold, Inc.	37,365	1,363,823
Sealed Air Corporation	191,555	6,545,434
United States Steel CorporationΔ	100,900	2,627,436

		34,302,430

Producer Durables — 9.6%
ADT Corporation (The)Δ	104,135	3,638,477
Alaska Air Group, Inc.	11,230	1,067,411
Alliant Techsystems, Inc.	29,030	3,887,698
Caterpillar, Inc.Δ	38,198	4,150,977
CSX CorporationΔ	35,813	1,103,398
Danaher Corporation	16,661	1,311,721
Deere & Co.	10,137	917,905
Delta Air Lines, Inc.	90,496	3,504,005
Emerson Electric Co.	63,844	4,236,688
Exelis, Inc.	124,900	2,120,802
FedEx Corporation	25,388	3,843,235
General Dynamics CorporationΔ	61,457	7,162,813
General Electric Co.	787,218	20,688,089

	Shares	Value
Honeywell International, Inc.	72,800	$6,766,760
Huntington Ingalls Industries, Inc.	40,090	3,792,113
L-3 Communications Holdings, Inc.	39,900	4,817,925
Lockheed Martin Corporation	14,500	2,330,585
Norfolk Southern Corporation	58,667	6,044,461
Northrop Grumman Corporation	55,787	6,673,799
Oshkosh Corporation	29,000	1,610,370
Raytheon Co.	11,212	1,034,307
Southwest Airlines Co.	114,400	3,072,784
Stanley Black & Decker, Inc.	155,100	13,620,882
Terex CorporationΔ	187,960	7,725,156
Textron, Inc.	275,095	10,533,388
Trinity Industries, Inc.Δ	83,200	3,637,504
United Rentals, Inc.Δ*	11,180	1,170,881
United Technologies Corporation	29,173	3,368,023
Waste Management, Inc.Δ	14,816	662,720

		134,494,877

Technology — 9.7%
Apple, Inc.	55,000	5,111,150
Applied Materials, Inc.Δ	224,520	5,062,926
Arrow Electronics, Inc.*	43,930	2,653,811
Avnet, Inc.	40,200	1,781,262
Cisco Systems, Inc.	502,661	12,491,126
Corning, Inc.	212,933	4,673,879
EMC Corporation	65,970	1,737,650
Hewlett-Packard Co.	67,840	2,284,851
Ingram Micro, Inc. Class A*	103,000	3,008,630
Intel CorporationΔ	1,072,186	33,130,547
Lam Research Corporation	71,880	4,857,650
Micron Technology, Inc.*	4,702	154,931
Microsoft Corporation	556,112	23,189,871
Oracle Corporation	294,400	11,932,032
SanDisk Corporation	21,000	2,193,030
Texas Instruments, Inc.Δ	179,600	8,583,084
Western Digital Corporation	142,425	13,145,828
Yahoo!, Inc.*	36,024	1,265,523

		137,257,781

Utilities — 6.9%
AES Corporation	677,400	10,533,570
American Electric Power Co., Inc.	224,573	12,524,436
AT&T, Inc.Δ	804,396	28,443,442
CenturyLink, Inc.Δ	85,979	3,112,440
Dominion Resources, Inc.	19,607	1,402,293
Duke Energy CorporationΔ	25,388	1,883,536
Edison International	96,700	5,619,237
Entergy CorporationΔ	143,900	11,812,751
Exelon Corporation	31,011	1,131,281
NextEra Energy, Inc.	15,508	1,589,260
PG&E CorporationΔ	16,534	793,963
Public Service Enterprise Group, Inc.	48,300	1,970,157
Southern Co. (The)Δ	31,726	1,439,726
Sprint CorporationΔ*	26,553	226,497
T-Mobile US, Inc.*	9,285	312,162
Verizon Communications, Inc.	291,624	14,269,162

		97,063,913

Total Common Stocks (Cost $907,708,252)		1,217,387,234

See Notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 10.8%
Bermuda — 1.7%
AXIS Capital Holdings, Ltd.	62,130	$2,751,116
Everest Re Group, Ltd.	27,740	4,451,993
Marvell Technology Group, Ltd.	249,300	3,572,469
Nabors Industries, Ltd.	168,955	4,962,208
PartnerRe, Ltd.	30,630	3,345,102
RenaissanceRe Holdings, Ltd.Δ	43,610	4,666,270

		23,749,158

Canada — 0.7%
Catamaran Corporation*	99,300	4,385,088
Magna International, Inc.Δ	46,300	4,988,825
Thomson Reuters CorporationΔ	12,716	462,354

		9,836,267

Cayman Islands — 0.2%
Herbalife, Ltd.Δ	44,200	2,852,668

France — 1.0%
Sanofi ADRΔ	274,400	14,589,848

Guernsey — 0.2%
Amdocs, Ltd.	55,190	2,556,953

Ireland — 1.1%
Covidien PLC	16,143	1,455,776
CRH PLC ADRΔ	339,100	8,765,735
Eaton Corporation PLC	17,092	1,319,160
Pentair PLC	57,064	4,115,456

		15,656,127

Jersey — 1.0%
Delphi Automotive PLC	196,900	13,534,906

Netherlands — 0.3%
LyondellBasell Industries NV Class A	46,100	4,501,665

Panama — 0.7%
Carnival Corporation	242,197	9,118,717

Singapore — 0.2%
Flextronics International, Ltd.*	277,400	3,070,818

Switzerland — 1.0%
ACE, Ltd.	19,778	2,050,979
Allied World Assurance Company Holdings AG	34,800	1,323,096
TE Connectivity, Ltd.	49,892	3,085,321
Tyco International, Ltd.	153,270	6,989,112

		13,448,508

United Kingdom — 2.7%
BP PLC ADR	226,500	11,947,875
Ensco PLC Class AΔ	98,500	5,473,645
GlaxoSmithKline PLC ADRΔ	270,900	14,487,732
Noble Corporation PLCΔ	194,800	6,537,488

		38,446,740

Total Foreign Common Stocks (Cost $124,081,863)		151,362,375

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 ValueΔ (Cost $2,269,548)	22,600	2,288,702

	Shares	Value
MONEY MARKET FUNDS — 14.9%
GuideStone Money Market Fund (Investor Class)¥	38,257,778	$38,257,778
Northern Institutional Liquid Assets Portfolio§	171,496,313	171,496,313

Total Money Market Funds (Cost $209,754,091)		209,754,091

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 0.04%, 10/02/14 (Cost $649,933)	$650,000	649,939

TOTAL INVESTMENTS — 112.4% (Cost $1,244,463,687)		1,581,442,341
Liabilities in Excess of Other
Assets — (12.4)%		(173,855,527)

Net Assets — 100.0%		$1,407,586,814

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	22.5
Money Market Funds	14.9
Healthcare	11.0
Energy	10.9
Foreign Common Stocks	10.8
Technology	9.7
Producer Durables	9.6
Consumer Discretionary	9.6
Utilities	6.9
Consumer Staples	3.9
Materials & Processing	2.4
Exchange Traded Fund	0.2
U.S. Treasury Obligation	—	**

	112.4

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,217,387,234	$1,217,387,234	$—	$—
Foreign Common Stocks	151,362,375	151,362,375	—	—
Money Market Funds	209,754,091	209,754,091	—	—
Exchange Traded Fund	2,288,702	2,288,702	—	—
U.S. Treasury Obligation	649,939	—	649,939	—

Total Assets — Investments in Securities	$1,581,442,341	$1,580,792,402	$649,939	$—

Other Financial Instruments***
Futures Contracts	$382,902	$382,902	$—	$—

Total Assets — Other Financial Instruments	$382,902	$382,902	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.2%
Consumer Discretionary — 19.0%
Amazon.com, Inc.*	86,194	$27,994,087
Brinker International, Inc.Δ	54,685	2,660,425
CBS Corporation Class BΔ	133,030	8,266,484
Chipotle Mexican Grill, Inc.Δ*	31,063	18,405,138
Comcast Corporation Class A	80,917	4,343,625
Costco Wholesale Corporation	79,490	9,154,068
Discovery Communications, Inc. Class AΔ*	95,258	7,075,764
eBay, Inc.*	70,030	3,505,702
Estee Lauder Cos., Inc. (The) Class A	237,796	17,658,731
Fortune Brands Home & Security, Inc.	99,370	3,967,844
Fossil Group, Inc.*	32,858	3,434,318
Home Depot, Inc. (The)	117,339	9,499,766
Jarden Corporation*	113,970	6,764,120
Johnson Controls, Inc.	90,158	4,501,589
Kate Spade & Co.Δ*	124,780	4,759,109
Lennar Corporation Class AΔ	120,280	5,049,354
Marriott International, Inc. Class AΔ	60,360	3,869,076
NIKE, Inc. Class B	256,471	19,889,326
Priceline Group, Inc. (The)*	30,459	36,642,177
Ralph Lauren CorporationΔ	40,780	6,552,938
Starbucks Corporation	351,329	27,185,838
Starwood Hotels & Resorts Worldwide, Inc.	202,229	16,344,148
Tiffany & Co.Δ	15,900	1,593,975
TJX Cos., Inc. (The)	41,963	2,230,334
Twenty-First Century Fox, Inc. Class A	199,000	6,994,850
Ulta Salon Cosmetics & Fragrance, Inc.*	28,320	2,588,731
Under Armour, Inc. Class AΔ*	47,658	2,835,175
Walt Disney Co. (The)	170,684	14,634,446

		278,401,138

Consumer Staples — 3.3%
Church & Dwight Co., Inc.Δ	46,280	3,237,286
CVS Caremark Corporation	37,846	2,852,453
Keurig Green Mountain, Inc.Δ	48,735	6,072,868
Mead Johnson Nutrition Co.	84,170	7,842,119
Monster Beverage Corporation*	131,420	9,334,763
Walgreen Co.	71,240	5,281,021
Whole Foods Market, Inc.Δ	348,927	13,479,050

		48,099,560

Energy — 7.3%
Anadarko Petroleum Corporation	39,350	4,307,644
Antero Resources CorporationΔ*	59,633	3,913,714
Continental Resources, Inc.Δ*	80,292	12,689,348
EOG Resources, Inc.	70,270	8,211,752
FMC Technologies, Inc.*	361,116	22,053,354
Halliburton Co.	246,379	17,495,373
National Oilwell Varco, Inc.	119,500	9,840,825
Occidental Petroleum Corporation	46,265	4,748,177
Pioneer Natural Resources Co.	40,257	9,251,461
SolarCity CorporationΔ*	46,060	3,251,836

	Shares	Value
Southwestern Energy Co.*	241,000	$10,963,090

		106,726,574

Financial Services — 11.8%
Affiliated Managers
Group, Inc.*	17,590	3,612,986
American Express Co.	65,300	6,195,011
BlackRock, Inc.	16,150	5,161,540
Charles Schwab Corporation (The)	792,267	21,335,750
Citigroup, Inc.	117,170	5,518,707
Discover Financial Services	220,173	13,646,322
FleetCor Technologies, Inc.*	63,370	8,352,166
Goldman Sachs Group, Inc. (The)	25,070	4,197,721
IntercontinentalExchange Group, Inc.	25,110	4,743,279
JPMorgan Chase & Co.	155,240	8,944,929
Mastercard, Inc. Class AΔ	211,440	15,534,497
Morgan Stanley	488,570	15,795,468
SunTrust Banks, Inc.	129,630	5,192,978
Visa, Inc. Class AΔ	259,156	54,606,761

		172,838,115

Healthcare — 14.6%
Alexion Pharmaceuticals, Inc.*	57,500	8,984,375
Allergan, Inc.	38,230	6,469,281
athenahealth, Inc.Δ*	52,000	6,506,760
Biogen Idec, Inc.*	121,287	38,243,004
BioMarin Pharmaceutical, Inc.*	97,000	6,034,370
Boston Scientific Corporation*	359,271	4,587,891
Bristol-Myers Squibb Co.	93,675	4,544,174
Brookdale Senior Living, Inc.*	20,700	690,138
Celgene Corporation*	147,992	12,709,553
Cerner Corporation*	154,000	7,943,320
Cooper Cos., Inc. (The)Δ	26,360	3,572,571
Covance, Inc.*	53,586	4,585,890
DaVita HealthCare Partners, Inc.*	85,884	6,211,131
Express Scripts Holding Co.*	125,319	8,688,366
Gilead Sciences, Inc.Δ*	460,294	38,162,975
HCA Holdings, Inc.*	22,605	1,274,470
Illumina, Inc.Δ*	12,664	2,261,030
Intuitive Surgical, Inc.*	33,527	13,806,419
McKesson Corporation	63,325	11,791,748
Regeneron Pharmaceuticals, Inc.*	60,190	17,001,869
Salix Pharmaceuticals, Ltd.Δ*	23,620	2,913,527
Thermo Fisher Scientific, Inc.	55,900	6,596,200

		213,579,062

Materials & Processing — 4.7%
Ecolab, Inc.	60,797	6,769,138
Fastenal Co.Δ	90,176	4,462,810
Masco Corporation	197,378	4,381,792
Monsanto Co.	181,883	22,688,085
PPG Industries, Inc.	42,639	8,960,586
Precision Castparts Corporation	27,500	6,941,000
Sherwin-Williams Co. (The)Δ	73,624	15,233,542

		69,436,953

Producer Durables — 5.3%
B/E Aerospace, Inc.*	40,180	3,716,248
Cummins, Inc.	34,210	5,278,261
Danaher Corporation	94,138	7,411,485

See Notes to Financial Statements.

	Shares	Value
Delta Air Lines, Inc.	254,774	$9,864,849
Fluor Corporation	76,197	5,859,549
General Dynamics Corporation	57,046	6,648,711
Jacobs Engineering Group, Inc.*	53,860	2,869,661
National Instruments Corporation	111,704	3,618,093
Stericycle, Inc.*	52,234	6,185,550
Union Pacific Corporation	146,238	14,587,241
United Continental Holdings, Inc.*	62,675	2,574,062
United Rentals, Inc.Δ*	37,410	3,917,949
Verisk Analytics, Inc. Class A*	65,480	3,930,110
W.W. Grainger, Inc.Δ	4,823	1,226,344

		77,688,113

Technology — 18.2%
Amphenol Corporation Class A	69,404	6,686,381
ANSYS, Inc.*	41,270	3,129,091
Apple, Inc.	397,734	36,961,421
Cognizant Technology Solutions Corporation Class A*	78,854	3,856,749
Equinix, Inc.*	14,610	3,069,415
Facebook, Inc. Class A*	562,279	37,835,754
Google, Inc. Class A*	72,234	42,233,053
Google, Inc. Class C*	33,376	19,200,545
Lam Research Corporation	62,350	4,213,613
LinkedIn Corporation, Class A*	97,000	16,632,590
Oracle Corporation	153,900	6,237,567
QUALCOMM, Inc.	110,450	8,747,640
Rovi Corporation*	7	168
Salesforce.com, Inc.Δ*	662,190	38,459,995
ServiceNow, Inc.Δ*	52,105	3,228,426
Splunk, Inc.Δ*	213,921	11,836,249
Tableau Software, Inc. Class AΔ*	29,100	2,075,703
Texas Instruments, Inc.	96,516	4,612,500
VMware, Inc. Class AΔ*	66,920	6,478,525
Workday, Inc. Class AΔ*	39,077	3,511,459
Yahoo!, Inc.*	247,890	8,708,376

		267,715,220

Total Common Stocks (Cost $910,057,329)		1,234,484,735

FOREIGN COMMON STOCKS — 11.6%
Bermuda — 0.3%
Genpact, Ltd.	250,803	4,396,577

British Virgin Islands — 0.3%
Michael Kors Holdings, Ltd.Δ*	47,305	4,193,588

Canada — 1.4%
Canadian Pacific Railway, Ltd.	83,179	15,067,044
Valeant Pharmaceuticals International, Inc.*	45,634	5,755,360

		20,822,404

China — 1.5%
Baidu, Inc. ADR*	116,500	21,763,365

Curacao — 2.8%
Schlumberger, Ltd.Δ	348,920	41,155,114

France — 0.1%
Safran SA	30,011	1,964,913

	Shares	Value
Ireland — 1.0%
Accenture PLC Class AΔ	62,445	$5,048,054
Eaton Corporation PLC	91,240	7,041,903
Weatherford International PLC*	111,700	2,569,100

		14,659,057

Jersey — 0.2%
Delphi Automotive PLC	37,436	2,573,351

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	66,856	3,717,194

Netherlands — 2.1%
ASML Holding NVΔ	155,113	14,467,389
Core Laboratories NV	40,592	6,781,300
LyondellBasell Industries NV Class A	56,663	5,533,142
NXP Semiconductor NV*	69,600	4,606,128

		31,387,959

Switzerland — 0.6%
Garmin, Ltd.Δ	31,600	1,924,440
Tyco International, Ltd.	139,142	6,344,875

		8,269,315

United Kingdom — 1.0%
ARM Holdings PLC ADRΔ	211,700	9,577,308
Liberty Global PLC Class C*	130,330	5,514,262

		15,091,570

Total Foreign Common Stocks (Cost $123,748,794)		169,994,407

MONEY MARKET FUNDS — 17.6%
GuideStone Money Market Fund (Investor Class)¥	66,683,471	66,683,471
Northern Institutional Liquid Assets Portfolio§	191,433,530	191,433,530

Total Money Market Funds (Cost $258,117,001)		258,117,001

TOTAL INVESTMENTS — 113.4% (Cost $1,291,923,124)		1,662,596,143
Liabilities in Excess of Other Assets — (13.4)%		(196,015,525)

NET ASSETS — 100.0%		$1,466,580,618

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	19.0
Technology	18.2
Money Market Fund	17.6
Healthcare	14.6
Financial Services	11.8
Foreign Common Stocks	11.6
Energy	7.3
Producer Durables	5.3
Materials & Processing	4.7
Consumer Staples	3.3

113.4

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,234,484,735	$1,234,484,735	$—	$—
Foreign Common Stocks	169,994,407	169,994,407	—	—
Money Market Funds	258,117,001	258,117,001	—	—

Total Assets — Investments in Securities	$1,662,596,143	$1,662,596,143	$—	$—

Other Financial Instruments***
Futures Contracts	$871,985	$871,985	$—	$—

Total Assets — Other Financial Instruments	$871,985	$871,985	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.7%
Consumer Discretionary — 13.2%
American Eagle Outfitters, Inc.Δ	133,400	$1,496,748
Ascena Retail Group, Inc.*	43,500	743,850
Avis Budget Group, Inc.*	14,210	848,195
Big Lots, Inc.*	71,100	3,249,270
Bright Horizons Family Solutions, Inc.*	46,300	1,988,122
Brinker International, Inc.Δ	10,960	533,204
Buffalo Wild Wings, Inc.*	7,290	1,208,026
Deckers Outdoor Corporation*	14,800	1,277,684
Destination Maternity Corporation	32,000	728,640
Destination XL Group, Inc.Δ*	330,288	1,819,887
Dorman Products, Inc.Δ*	48,500	2,392,020
Drew Industries, Inc.*	65,000	3,250,650
Fiesta Restaurant Group, Inc.*	9,222	427,993
Finish Line, Inc. (The) Class A	76,400	2,272,136
Foot Locker, Inc.	55,400	2,809,888
Fox Factory Holding CorporationΔ*	55,600	978,004
G-III Apparel Group, Ltd.Δ*	35,700	2,915,262
Goodyear Tire & Rubber Co. (The)	29,600	822,288
Grand Canyon Education, Inc.*	39,700	1,825,009
Harman International Industries, Inc.	12,578	1,351,255
Hillenbrand, Inc.	38,700	1,262,394
HomeAway, Inc.*	9,600	334,272
Inter Parfums, Inc.	35,700	1,054,935
ITT Educational Services, Inc.Δ*	38,200	637,558
Kate Spade & Co.Δ*	11,500	438,610
Kona Grill, Inc.*	20,950	406,639
Lear Corporation	25,200	2,250,864
Libbey, Inc.*	85,100	2,267,064
Lithia Motors, Inc. Class AΔ	19,700	1,853,179
Mattress Firm Holding CorporationΔ*	17,900	854,725
Meritor, Inc.Δ*	60,400	787,616
Monro Muffler Brake, Inc.Δ	42,050	2,236,639
NVR, Inc.Δ*	670	770,902
Outerwall, Inc.Δ*	35,600	2,112,860
Oxford Industries, Inc.	15,050	1,003,383
Pandora Media, Inc.Δ*	49,677	1,465,471
Red Robin Gourmet Burgers, Inc.Δ*	4,200	299,040
Restoration Hardware Holdings, Inc.*	4,400	409,420
RG Barry CorporationΔ	71,040	1,346,208
Shutterstock, Inc.Δ*	10,000	829,800
Skechers U.S.A., Inc. Class A*	6,800	310,760
Smith & Wesson Holding CorporationΔ*	268,600	3,905,444
Sotheby’sΔ	49,500	2,078,505
Steven Madden, Ltd.*	37,950	1,301,685
Tower International, Inc.*	66,370	2,445,071
TRW Automotive Holdings Corporation*	6,300	563,976
Tuesday Morning CorporationΔ*	17,400	310,068
Universal Electronics, Inc.*	104,754	5,120,376
Vera Bradley, Inc.Δ*	30,200	660,474
Vince Holding Corporation*	8,100	296,622

	Shares	Value
Voxx International CorporationΔ*	76,129	$716,374
William Lyon Homes Class AΔ*	51,000	1,552,440
World Wrestling Entertainment, Inc. Class AΔ	35,900	428,287
Zagg, Inc.*	189,600	1,029,528

		76,279,320

Consumer Staples — 1.6%
Annie’s, Inc.Δ*	21,450	725,439
Cal-Maine Foods, Inc.	6,800	505,376
Diamond Foods, Inc.Δ*	17,900	504,780
Medifast, Inc.Δ*	18,500	562,585
Omega Protein CorporationΔ*	45,450	621,756
PhotoMedex, Inc.Δ*	32,150	393,837
Rite Aid Corporation*	82,500	591,525
Sanderson Farms, Inc.	23,000	2,235,600
United Natural Foods, Inc.*	29,400	1,913,940
WhiteWave Foods Co. Class A*	36,634	1,185,843

		9,240,681

Energy — 5.5%
Alon USA Energy, Inc.	61,100	760,084
American Standard Energy Corporation@*	8,702	1,218
Athlon Energy, Inc.*	46,000	2,194,200
C&J Energy Services, Inc.Δ*	8,600	290,508
CARBO Ceramics, Inc.Δ	2,500	385,300
Diamondback Energy, Inc.Δ*	16,856	1,496,813
EnerNOC, Inc.Δ*	50,700	960,765
Geospace Technologies CorporationΔ*	30,600	1,685,448
Gran Tierra Energy, Inc.Δ*	98,700	801,444
Green Plains Renewable Energy, Inc.	45,700	1,502,159
Gulfport Energy Corporation*	34,400	2,160,320
Hornbeck Offshore Services, Inc.Δ*	37,950	1,780,614
Matador Resources Co.Δ*	30,950	906,216
Parker Drilling Co.*	203,000	1,323,560
Patterson-UTI Energy, Inc.	30,200	1,055,188
PBF Energy, Inc. Class A	136,600	3,640,390
PDC Energy, Inc.Δ*	21,500	1,357,725
Pioneer Energy Services Corporation*	54,200	950,668
Ring Energy, Inc.Δ*	76,805	1,340,247
Sanchez Energy CorporationΔ*	18,800	706,692
SM Energy Co.Δ	27,700	2,329,570
SunPower CorporationΔ*	12,582	515,611
Synergy Resources CorporationΔ*	78,600	1,041,450
Targa Resources Corporation	15,100	2,107,507
Unit Corporation*	8,900	612,587

		31,906,284

Financial Services — 14.6%
American Equity Investment Life Holding Co.	76,600	1,884,360
American Financial Group, Inc.	39,250	2,337,730
AMERISAFE, Inc.	48,765	1,983,273
Assurant, Inc.Δ	47,850	3,136,568
BancFirst CorporationΔ	6,800	420,920
Bancorp, Inc. (The)*	11,644	138,680
Brandywine Realty Trust REIT	72,400	1,129,440
Cardtronics, Inc.*	59,200	2,017,536

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CBL & Associates Properties, Inc. REITΔ	69,200	$1,314,800
Cedar Realty Trust, Inc. REIT	97,100	606,875
Chemical Financial Corporation	19,691	552,923
Community Bank System, Inc.Δ	23,000	832,600
Compass Diversified Holdings LLC	151,075	2,742,011
Cowen Group, Inc. Class AΔ*	38,800	163,736
DuPont Fabros Technology, Inc. REITΔ	83,400	2,248,464
eHealth, Inc.*	5,998	227,744
Equity Lifestyle Properties, Inc. REIT	29,600	1,307,136
EverBank Financial CorporationΔ	35,400	713,664
Ezcorp, Inc. Class AΔ*	53,500	617,925
FBL Financial Group, Inc. Class AΔ	14,510	667,460
FBR & Co.*	16,480	447,102
Financial Engines, Inc.Δ	26,500	1,199,920
First Commonwealth Financial CorporationΔ	59,400	547,668
First Niagara Financial Group, Inc.	274,000	2,394,760
FNB CorporationΔ	85,200	1,092,264
Genworth Financial, Inc. Class A*	175,380	3,051,612
Gladstone Investment CorporationΔ	5,390	39,886
Gramercy Property Trust, Inc. REITΔ	103,100	623,755
Hanover Insurance Group, Inc. (The)	38,700	2,443,905
Heartland Payment Systems, Inc.Δ	64,400	2,653,924
Highwoods Properties, Inc. REITΔ	30,800	1,292,060
Hospitality Properties Trust REIT	88,000	2,675,200
Jack Henry & Associates, Inc.	38,600	2,293,998
Jones Lang LaSalle, Inc.	7,500	947,925
Kennedy-Wilson Holdings, Inc.	35,625	955,462
Lakeland Financial CorporationΔ	49,010	1,870,222
LaSalle Hotel Properties REIT	38,300	1,351,607
Manning & Napier, Inc.	108,950	1,880,477
Net 1 UEPS Technologies, Inc.*	133,300	1,516,954
Portfolio Recovery Associates, Inc.Δ*	35,200	2,095,456
PrivateBancorp, Inc.	31,250	908,125
ProAssurance Corporation	34,700	1,540,680
Radian Group, Inc.Δ	158,900	2,353,309
Reinsurance Group of America, Inc.	30,940	2,441,166
RLJ Lodging Trust REIT	87,700	2,533,653
Ryman Hospitality Properties, Inc. REITΔ	47,700	2,296,755
Safeguard Scientifics, Inc.Δ*	50,700	1,054,053
Safety Insurance Group, Inc.	12,900	662,802
Selective Insurance Group, Inc.	19,100	472,152
Signature Bank*	9,100	1,148,238
Susquehanna Bancshares, Inc.	32,000	337,920
Symetra Financial Corporation	29,100	661,734
TCF Financial Corporation	63,400	1,037,858
United Insurance Holdings Corporation	29,900	516,074

	Shares	Value
W.R. Berkley Corporation	37,200	$1,722,732
Waddell & Reed Financial, Inc. Class A	26,540	1,661,139
WEX, Inc.*	29,300	3,075,621
Wilshire Bancorp, Inc.	100,300	1,030,081
WisdomTree Investments, Inc.Δ*	160,500	1,983,780

		83,855,874

Healthcare — 8.6%
Air Methods CorporationΔ*	49,400	2,551,510
Align Technology, Inc.*	25,100	1,406,604
Alnylam Pharmaceuticals, Inc.*	9,880	624,120
Analogic Corporation	10,400	813,696
Array BioPharma, Inc.Δ*	112,100	511,176
athenahealth, Inc.Δ*	5,600	700,728
Auxilium Pharmaceuticals, Inc.Δ*	49,600	994,976
AVANIR Pharmaceuticals, Inc. Class AΔ*	159,300	898,452
Bio-Reference Labs, Inc.Δ*	40,000	1,208,800
BioScrip, Inc.Δ*	218,500	1,822,290
Celldex Therapeutics, Inc.Δ*	31,500	514,080
Clovis Oncology, Inc.Δ*	12,900	534,189
Community Health Systems, Inc.Δ*	56,200	2,549,794
Cynosure, Inc. Class AΔ*	42,200	896,750
DexCom, Inc.Δ*	13,389	531,008
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class A*	38,600	923,312
Hanger, Inc.*	15,900	500,055
Health Net, Inc.*	63,900	2,654,406
Horizon Pharma, Inc.Δ*	68,200	1,078,924
Integra LifeSciences Holdings CorporationΔ*	36,900	1,736,514
LifePoint Hospitals, Inc.*	15,100	937,710
Ligand Pharmaceuticals, Inc.Δ*	5,500	342,595
Magellan Health Services, Inc.*	26,600	1,655,584
Masimo CorporationΔ*	48,900	1,154,040
Medivation, Inc.*	12,172	938,218
Myriad Genetics, Inc.Δ*	51,950	2,021,894
Omnicare, Inc.Δ	15,400	1,025,178
OraSure Technologies, Inc.Δ*	39,900	343,539
Pacira Pharmaceuticals, Inc.Δ*	15,198	1,396,088
PDL BioPharma, Inc.Δ	218,800	2,117,984
PharMerica Corporation*	28,600	817,674
Providence Service Corporation (The)*	15,000	548,850
Puma Biotechnology, Inc.*	2,844	187,704
Quality Systems, Inc.	34,200	548,910
Sangamo BioSciences, Inc.Δ*	22,900	349,683
Sirona Dental Systems, Inc.Δ*	14,900	1,228,654
Stemline Therapeutics, Inc.Δ*	25,800	378,486
Surgical Care Affiliates, Inc.*	37,200	1,081,776
Synageva BioPharma CorporationΔ*	5,583	585,098
Team Health Holdings, Inc.*	40,000	1,997,600
United Therapeutics CorporationΔ*	20,000	1,769,800
US Physical Therapy, Inc.	38,900	1,329,991
Volcano Corporation*	37,900	667,419
West Pharmaceutical Services, Inc.	60,000	2,530,800

		49,406,659

See Notes to Financial Statements.

	Shares	Value
Materials & Processing — 6.3%
Acuity Brands, Inc.Δ	8,480	$1,172,360
American Vanguard Corporation	9,397	124,228
Comfort Systems USA, Inc.	69,200	1,093,360
Commercial Metals Co.	21,120	365,587
Domtar CorporationΔ	39,480	1,691,718
Eagle Materials, Inc.	13,549	1,277,400
Ferro Corporation*	63,000	791,280
FutureFuel Corporation	60,427	1,002,484
Headwaters, Inc.*	27,500	381,975
Huntsman Corporation	53,100	1,492,110
Imprivata, Inc.*	25,000	409,500
Insteel Industries, Inc.	54,800	1,076,820
Interface, Inc.Δ	76,600	1,443,144
Kaiser Aluminum CorporationΔ	9,600	699,552
Koppers Holdings, Inc.	40,600	1,552,950
Landec Corporation*	49,500	618,255
Lennox International, Inc.	4,500	403,065
LSB Industries, Inc.*	12,850	535,460
Martin Marietta Materials, Inc.Δ	7,534	994,865
OMNOVA Solutions, Inc.Δ*	179,010	1,627,201
Packaging Corporation of America	7,470	534,030
Patrick Industries, Inc.*	47,500	2,213,025
PolyOne Corporation	63,975	2,695,906
RBC Bearings, Inc.*	34,000	2,177,700
Reliance Steel & Aluminum Co.	7,800	574,938
Resolute Forest ProductsΔ*	119,300	2,001,854
Rexnord Corporation*	65,900	1,855,085
United States Steel CorporationΔ	98,900	2,575,356
Universal Stainless & Alloy Products, Inc.Δ*	61,049	1,982,872
US Silica Holdings, Inc.	14,800	820,512

		36,184,592

Producer Durables — 20.4%
ACCO Brands CorporationΔ*	395,100	2,532,591
Advisory Board Co. (The)Δ*	30,500	1,579,900
Alaska Air Group, Inc.Δ	18,110	1,721,355
Albany International Corporation Class A	75,475	2,865,031
Allegiant Travel Co.*	10,000	1,177,700
Alliant Techsystems, Inc.	14,680	1,965,946
Argan, Inc.*	29,000	1,081,410
Astronics Corporation*	40,360	2,278,322
Atlas Air Worldwide Holdings, Inc.Δ*	46,730	1,722,000
AZZ, Inc.Δ	61,001	2,810,926
Blount International, Inc.*	52,000	733,720
Brady Corporation Class A	5,150	153,830
Chart Industries, Inc.Δ*	23,200	1,919,568
Columbus McKinnon Corporation	104,135	2,816,852
Corporate Executive Board Co. (The)	33,800	2,305,836
CoStar Group, Inc.*	18,957	2,998,429
Curtiss-Wright Corporation	12,400	812,944
Ducommun, Inc.*	65,597	1,714,050
Electronics For Imaging, Inc.*	20,100	908,520
EMCOR Group, Inc.	29,100	1,295,823
EnerSys, Inc.Δ	43,600	2,999,244
Engility Holdings, Inc.*	48,600	1,859,436

	Shares	Value
Exelis, Inc.	113,690	$1,930,456
ExlService Holdings, Inc.*	59,350	1,747,858
Global Power Equipment Group, Inc.	36,500	589,840
GP Strategies CorporationΔ*	64,100	1,658,908
GrafTech International, Ltd.Δ*	162,050	1,695,043
Graham CorporationΔ	12,700	442,087
Greenbrier Cos., Inc. (The)Δ*	59,500	3,427,200
Gulfmark Offshore, Inc. Class A	41,700	1,884,006
Hawaiian Holdings, Inc.Δ*	157,600	2,160,696
HD Supply Holdings, Inc.*	10,900	309,451
Healthcare Services Group, Inc.Δ	28,650	843,456
Huntington Ingalls Industries, Inc.	20,310	1,921,123
Huron Consulting Group, Inc.*	11,472	812,447
JetBlue Airways CorporationΔ*	75,000	813,750
Kennametal, Inc.Δ	52,600	2,434,328
Lexmark International, Inc. Class A	55,700	2,682,512
LMI Aerospace, Inc.Δ*	34,900	456,492
MAXIMUS, Inc.	30,100	1,294,902
McGrath RentCorpΔ	34,500	1,267,875
Measurement Specialties, Inc.*	8,400	722,988
Mistras Group, Inc.*	31,800	779,736
Mobile Mini, Inc.	16,801	804,600
Modine Manufacturing Co.*	69,000	1,086,060
MYR Group, Inc.*	34,280	868,312
Old Dominion Freight Line, Inc.*	49,400	3,145,792
On Assignment, Inc.*	88,000	3,130,160
Orbital Sciences Corporation*	67,400	1,991,670
Oshkosh Corporation	9,400	521,982
OSI Systems, Inc.*	20,600	1,375,050
Park-Ohio Holdings Corporation	22,500	1,307,475
Pitney Bowes, Inc.Δ	63,500	1,753,870
Powell Industries, Inc.Δ	22,000	1,438,360
Primoris Services Corporation	65,700	1,894,788
Rush Enterprises, Inc. Class AΔ*	31,100	1,078,237
Ryder System, Inc.	5,600	493,304
SP Plus CorporationΔ*	41,500	887,685
Spirit AeroSystems Holdings, Inc. Class A*	75,350	2,539,295
Spirit Airlines, Inc.*	23,100	1,460,844
SPX Corporation	12,300	1,330,983
Sun Hydraulics CorporationΔ	36,500	1,481,900
Swift Transportation Co.Δ*	34,800	878,004
Taser International, Inc.Δ*	20,444	271,905
Tidewater, Inc.Δ	30,000	1,684,500
Titan International, Inc.Δ	112,000	1,883,840
Titan Machinery, Inc.Δ*	67,800	1,115,988
TriMas Corporation*	26,700	1,018,071
TriNet Group, Inc.*	25,500	613,785
Trinity Industries, Inc.Δ	47,500	2,076,700
URS CorporationΔ	52,300	2,397,955
Wabtec Corporation	22,600	1,866,534
WageWorks, Inc.Δ*	49,350	2,379,164
WESCO International, Inc.Δ*	22,200	1,917,636
XPO Logistics, Inc.Δ*	30,900	884,358

		117,707,394

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Technology — 14.1%
Acacia Research CorporationΔ	84,800	$1,505,200
Acxiom Corporation*	28,227	612,244
Applied Micro Circuits CorporationΔ*	23,267	251,516
ARRIS Group, Inc.*	35,200	1,145,056
Arrow Electronics, Inc.*	19,400	1,171,954
Aspen Technology, Inc.*	17,300	802,720
Avnet, Inc.	9,900	438,669
Benchmark Electronics, Inc.*	19,520	497,370
Black Box Corporation	40,372	946,320
Bottomline Technologies, Inc.Δ*	60,800	1,819,136
BroadSoft, Inc.*	25,800	680,862
Cavium, Inc.Δ*	13,638	677,263
ChannelAdvisor Corporation*	24,100	635,276
Ciena CorporationΔ*	42,986	931,077
Cirrus Logic, Inc.Δ*	31,400	714,036
CommVault Systems, Inc.*	18,400	904,728
Computer Task Group, Inc.Δ	52,900	870,734
comScore, Inc.*	41,913	1,487,073
Dealertrack Holdings, Inc.Δ*	61,800	2,802,012
Demandware, Inc.Δ*	18,520	1,284,732
DigitalGlobe, Inc.*	52,300	1,453,940
FEI Co.	3,900	353,847
Global Eagle Entertainment, Inc.Δ*	55,800	691,920
Informatica Corporation*	18,600	663,090
Ingram Micro, Inc. Class A*	72,860	2,128,241
Insight Enterprises, Inc.*	30,000	922,200
Integrated Device Technology, Inc.*	15,000	231,900
Interactive Intelligence Group, Inc.Δ*	40,900	2,295,717
InterDigital, Inc.Δ	30,200	1,443,560
Intersil Corporation Class AΔ	19,100	285,545
Jabil Circuit, Inc.	18,900	395,010
KEYW Holding Corporation (The)Δ*	67,600	849,732
Manhattan Associates, Inc.*	15,100	519,893
Marketo, Inc.Δ*	35,100	1,020,708
Mentor Graphics Corporation	43,000	927,510
Methode Electronics, Inc.	14,700	561,687
Monotype Imaging Holdings, Inc.	32,000	901,440
NIC, Inc.*	143,398	2,272,858
Omnivision Technologies, Inc.*	94,300	2,072,714
PDF Solutions, Inc.*	48,200	1,022,804
Polycom, Inc.*	71,800	899,654
Proofpoint, Inc.*	21,900	820,374
PROS Holdings, Inc.Δ*	44,150	1,167,326
Qlik Technologies, Inc.*	47,200	1,067,664
QLogic Corporation*	220,000	2,219,800
Silicon Graphics International CorporationΔ*	178,117	1,713,486
Skyworks Solutions, Inc.	64,100	3,010,136
Solera Holdings, Inc.	52,250	3,508,587
Sonus Networks, Inc.Δ*	122,225	438,788
Spansion, Inc. Class A*	14,400	303,408
Synaptics, Inc.Δ*	34,500	3,127,080
Synchronoss Technologies, Inc.Δ*	83,000	2,901,680
Tableau Software, Inc. Class AΔ*	8,700	620,571

	Shares	Value
Take-Two Interactive Software, Inc.Δ*	100,000	$2,224,000
Tessco Technologies, Inc.Δ	56,799	1,802,232
Tyler Technologies, Inc.*	61,800	5,636,778
Ultimate Software Group, Inc. (The)*	23,700	3,274,629
United Online, Inc.Δ	31,000	322,400
VeriFone Systems, Inc.*	42,200	1,550,850
Verint Systems, Inc.*	26,700	1,309,635
Virtusa Corporation*	28,600	1,023,880
Yelp, Inc.*	13,489	1,034,336

		81,169,588

Utilities — 3.4%
CMS Energy Corporation	49,100	1,529,465
El Paso Electric Co.	58,300	2,344,243
FairPoint Communications, Inc.Δ*	35,100	490,347
Great Plains Energy, Inc.	50,300	1,351,561
Inteliquent, Inc.	111,900	1,552,053
j2 Global, Inc.Δ	45,500	2,314,130
Pike Electric CorporationΔ*	50,740	454,630
PNM Resources, Inc.	23,700	695,121
Portland General Electric Co.Δ	71,500	2,478,905
UGI Corporation	55,600	2,807,800
Vectren CorporationΔ	60,600	2,575,500
West Corporation	30,750	824,100

		19,417,855

Total Common Stocks (Cost $428,959,829)		505,168,247

FOREIGN COMMON STOCKS — 7.1%
Bermuda — 3.6%
Aspen Insurance Holdings, Ltd.	52,000	2,361,840
Axis Capital Holdings, Ltd.	43,020	1,904,925
Endurance Specialty Holdings, Ltd.	43,000	2,218,370
Everest Re Group, Ltd.	17,720	2,843,883
Helen of Troy, Ltd.*	35,320	2,141,452
Montpelier Re Holdings, Ltd.Δ	69,100	2,207,745
PartnerRe, Ltd.	21,570	2,355,660
Platinum Underwriters Holdings, Ltd.	37,200	2,412,420
Validus Holdings, Ltd.	64,900	2,481,776

		20,928,071

Canada — 0.7%
Canadian Solar, Inc.Δ*	23,700	740,862
FirstService Corporation	40,550	2,051,424
MFC Industrial, Ltd.Δ	46,800	358,020
Performance Sports Group, Ltd.Δ*	66,551	1,141,350

		4,291,656

Cayman Islands — 0.5%
Greenlight Capital Re, Ltd. Class AΔ*	66,200	2,180,628
Herbalife, Ltd.Δ	14,500	935,830

		3,116,458

Curacao — 0.3%
Orthofix International NV*	45,200	1,638,500

France — 0.1%
Criteo SA ADRΔ*	10,500	354,585

Ireland — 0.1%
Icon PLC*	17,900	843,269

See Notes to Financial Statements.

	Shares	Value
Israel — 0.3%
Mellanox Technologies, Ltd.Δ*	6,400	$223,104
Orbotech, Ltd.*	43,400	658,812
SodaStream International, Ltd.Δ*	29,400	987,840

		1,869,756

Marshall Islands — 0.1%
Scorpio Tankers, Inc.	38,100	387,477

Panama — 0.2%
McDermott International, Inc.Δ*	159,800	1,292,782

Puerto Rico — 0.8%
EVERTEC, Inc.	78,250	1,896,780
OFG BanCorporationΔ	76,700	1,412,047
Popular, Inc.*	29,800	1,018,564

		4,327,391

Singapore — 0.2%
Flextronics International, Ltd.*	88,000	974,160

Switzerland — 0.2%
Allied World Assurance Company Holdings AG	29,610	1,125,772

Total Foreign Common Stocks (Cost $37,497,376)		41,149,877

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Value ETFΔ (Cost $2,150,068)	21,160	2,184,982

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	12
Asen Warrants B+@	25,000	5
Asen Warrants C+@	25,000	8

Total Rights/Warrants (Cost $0)		25

MONEY MARKET FUNDS — 36.4%
GuideStone Money Market Fund (Investor Class)¥	26,216,178	26,216,178
Northern Institutional Liquid Assets Portfolio§	183,223,771	183,223,771

Total Money Market Funds (Cost $209,439,949)		209,439,949

	Par	Value
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	$160,000	$—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#	130,000	1

TOTAL INVESTMENTS — 131.6% (Cost $678,145,384)		757,943,081

Liabilities in Excess of Other Assets — (31.6)%		(182,074,987)

NET ASSETS — 100.0%		$575,868,094

PORTFOLIO SUMMARY(based on net assets)

	%
Money Market Funds	36.4
Producer Durables	20.4
Financial Services	14.6
Technology	14.1
Consumer Discretionary	13.2
Healthcare	8.6
Foreign Common Stocks	7.1
Materials & Processing	6.3
Energy	5.5
Utilities	3.4
Consumer Staples	1.6
Exchange Traded Fund	0.4
Corporate Bonds	—	**
Foreign Bond	—	**
Rights/Warrants	—	**

	131.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$76,279,320	$76,279,320	$—	$—
Consumer Staples	9,240,681	9,240,681	—	—
Energy	31,906,284	31,906,284	—	—
Financial Services	83,855,874	83,855,874	—	—
Healthcare	49,406,659	49,406,659	—	—
Materials & Processing	36,184,592	36,184,592	—	—
Producer Durables	117,707,394	117,707,394	—	—
Technology	81,169,588	81,169,588	—	—
Utilities	19,417,855	19,417,855	—	—
Corporate Bonds	—	—	—	—
Exchange Traded Fund	2,184,982	2,184,982	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	41,149,877	41,149,877	—	—
Money Market Funds	209,439,949	209,439,949	—	—
Rights/Warrants	25	—	—	25

Total Assets — Investments in Securities	$757,943,081	$757,943,055	$—	$26

Liabilities:
Other Financial Instruments***
Futures Contracts	$674,015	$674,015	$—	$—

Total Liabilities — Other Financial Instruments	$674,015	$674,015	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2014.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.6%
Australia — 3.0%
AGL Energy, Ltd.	10,423	$152,143
Alumina, Ltd.*	494,193	629,100
Amcor, Ltd.	32,151	316,204
AMP, Ltd.	778,036	3,888,344
APA Group	15,545	100,995
Asciano, Ltd.	146,920	779,971
ASX, Ltd.	2,537	85,260
Aurizon Holdings, Ltd.	207,352	973,703
Australia & New Zealand Banking Group, Ltd.	82,825	2,603,851
Bendigo and Adelaide Bank, Ltd.	94,106	1,082,596
BHP Billiton, Ltd.	50,955	1,724,926
Boral, Ltd.	20,598	101,970
Brambles, Ltd.	78,211	677,755
CFS Retail Property Trust Group REIT	37,629	72,384
Cochlear, Ltd.	23,994	1,395,973
Commonwealth Bank of Australia	22,146	1,688,984
Computershare, Ltd.	6,176	72,679
CSL, Ltd.	5,688	356,941
Dexus Property Group REIT	84,924	88,888
Downer EDI, Ltd.	294,008	1,253,103
Federation Centres, Ltd. REIT	27,212	63,892
Flight Centre Travel Group, Ltd.	23,632	990,516
Fortescue Metals Group, Ltd.Δ	989,351	4,058,156
Goodman Group REIT	33,286	158,505
GPT Group REIT	26,294	95,209
GPT Group REIT +*	63,198	—
Harvey Norman Holdings, Ltd.	5,558	16,247
Incitec Pivot, Ltd.	1,989	5,439
Leighton Holdings, Ltd.	43,127	802,353
Lend Lease Group	27,730	342,801
Macquarie Group, Ltd.	13,951	784,439
Mirvac Group REIT	47,808	80,469
National Australia Bank, Ltd.	92,441	2,857,345
Newcrest Mining, Ltd.*	13,780	136,695
Origin Energy, Ltd.	53,043	731,248
Qantas Airways, Ltd.*	95,544	113,517
QBE Insurance Group, Ltd.	250,255	2,565,083
Ramsay Health Care, Ltd.	2,259	96,921
Rio Tinto, Ltd.	4,405	246,356
Scentre Group REIT*	104,486	315,281
Seek, Ltd.	9,037	135,065
Sims Metal Management, Ltd.*	123,567	1,127,891
Sonic Healthcare, Ltd.	65,422	1,069,083
SP AusNet*	31,687	39,590
Stockland REIT	46,149	168,843
Suncorp Group, Ltd.	40,814	521,095
Sydney Airport	8,786	34,962
Telstra Corporation, Ltd.	318,321	1,563,839
Toll Holdings, Ltd.	388,526	1,868,441
Wesfarmers, Ltd.	29,606	1,168,048
Westfield Corporation REIT	40,245	271,336
Westpac Banking Corporation	30,630	978,542
Woodside Petroleum, Ltd.	46,914	1,816,838
WorleyParsons, Ltd.	58,108	953,946

		44,223,761

Austria — 0.2%
Erste Group Bank AG	112,106	3,625,830

	Shares	Value
Belgium — 0.3%
Ageas STRIP VVPR+*	5,306	$7
Belgacom SA	13,980	463,926
Delhaize Group SA	49,744	3,365,536
Groupe Bruxelles Lambert SA	457	47,490

		3,876,959

Bermuda — 1.3%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	82,757
Credicorp, Ltd.	25,593	3,978,944
Esprit Holdings, Ltd.	77	109
First Pacific Co., Ltd.	38,000	42,460
Jardine Matheson Holdings, Ltd.	48,400	2,870,604
Kerry Logistics Network, Ltd.*	50	79
Kerry Properties, Ltd.	291,600	1,019,607
Li & Fung, Ltd.	5,436,924	8,053,247
Luk Fook Holdings International, Ltd.	278,000	814,229
Noble Group, Ltd.	27,000	29,665
NWS Holdings, Ltd.	21,000	38,963
Shangri-La Asia, Ltd.	1,000	1,566
Yue Yuen Industrial Holdings, Ltd.	689,000	2,306,920

		19,239,150

Brazil — 0.9%
BM&FBovespa SA	459,200	2,417,061
Brookfield Incorporacoes SA*	852,600	559,525
Embraer SA ADRΔ*	104,000	3,788,720
Itau Unibanco Holding SA ADR	162,437	2,335,844
Petroleo Brasileiro SA ADRΔ*	38,239	598,058
Vale SA ADRΔ	275,900	3,283,210

		12,982,418

British Virgin Islands — 0.1%
Mail.ru Group, Ltd. GDR*	30,241	1,065,995

Canada — 0.8%
Canadian National Railway Co.Δ	167,374	10,882,658
Suncor Energy, Inc.	37,000	1,577,714

		12,460,372

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA ADRΔ	50,100	1,468,431

China — 2.6%
Agricultural Bank of China, Ltd.	1,311,000	578,502
Baidu, Inc. ADR*	92,100	17,205,201
China Railway Construction Corporation, Ltd. Class H	1,481,500	1,303,653
New Oriental Education & Technology Group ADRΔ*	85,100	2,261,107
Tencent Holdings, Ltd.	1,003,500	15,304,204
Youku Tudou, Inc. ADRΔ*	52,804	1,259,903

		37,912,570

Denmark — 1.8%
AP Moller - Maersk A/S Class B	285	708,201
Chr. Hansen Holding A/SΔ	35,400	1,490,807
Danske Bank A/SΔ	163,290	4,615,431

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
GN Store Nord A/S	58,451	$1,674,675
Novo Nordisk A/S Class B	104,878	4,827,025
Novozymes A/S Class B	36,890	1,850,310
Pandora A/S	63,185	4,844,897
TDC A/S	596,012	6,168,265

		26,179,611

Finland — 0.3%
Elisa OYJ	9,334	285,529
Kesko OYJ, B Shares	4,283	169,314
Neste Oil OYJ	55,696	1,086,770
Nokia OYJ*	125,211	948,126
Orion OYJ Class B	5,931	221,143
Sampo	12,161	615,294
UPM-Kymmene OYJ	53,300	910,837

		4,237,013

France — 9.0%
Arkema SA	2,007	195,341
AtoS	7,344	611,816
AXA SA	115,677	2,764,812
BNP Paribas SA	36,610	2,483,695
Cap Gemini SA	9,201	656,404
Casino Guichard Perrachon SA	54,973	7,288,834
Christian Dior SA	43,266	8,608,174
Cie de St-Gobain	139,526	7,872,339
Cie Generale des Etablissements Michelin Class B	11,273	1,346,956
CNP Assurances	5,569	115,605
Credit Agricole SA	172,487	2,432,721
Danone	117,310	8,712,713
Electricite de France	71,829	2,262,176
Essilor International SA	14,175	1,503,291
GDF Suez	56,511	1,555,736
KeringΔ	26,677	5,850,091
Klepierre REIT	623	31,747
Lagardere SCA	95,680	3,116,184
L’Oreal SA	32,650	5,626,458
Natixis	139,872	896,728
Neopost SA	6,854	513,370
Orange SA	617,889	9,751,021
Sanofi	170,428	18,104,620
Schneider Electric SA*	92,888	8,744,420
Societe BIC SA	12,202	1,669,484
Societe Generale SA	116,828	6,119,752
Societe Television Francaise 1	11,458	187,724
Suez Environnement Co.	20,562	393,615
Total SA	178,010	12,865,080
Valeo SA	29,124	3,911,780
Vallourec SA	58,911	2,638,209
Vinci SA	30,846	2,306,164
Vivendi SA*	22,566	552,176

		131,689,236

Germany — 8.9%
Aixtron SEΔ*	76,439	1,106,340
Allianz SE	15,969	2,661,135
Aurubis AG	18,048	921,923
BASF SE	24,449	2,846,636
Beiersdorf AG	85,572	8,280,670
Celesio AG	2,213	78,787
Continental AG	5,366	1,242,858
Daimler AG	122,164	11,441,897

	Shares	Value
Deutsche Boerse AG	52,045	$4,039,313
Deutsche Lufthansa AG	166,231	3,569,084
Deutsche Post AG	94,688	3,424,223
Deutsche Telekom AG	711,087	12,463,253
DMG MORI SEIKI AG	22,255	774,948
Fresenius Medical Care AG & Co. KGaA	100,831	6,777,754
Fresenius SE & Co. KGaA	1,995	297,488
GEA Group AG	45,422	2,150,750
Hannover Rueck SE	13,213	1,190,672
HeidelbergCement AGΔ	23,160	1,976,671
Hochtief AG	4,603	398,406
Linde AG	56,009	11,910,445
Metro AG*	37,602	1,638,877
Muenchener Rueckversicherungs AG	16,484	3,654,333
OSRAM Licht AG*	57,730	2,911,796
ProSiebenSat.1 Media AG	98,199	4,374,784
Rheinmetall AG	54,333	3,846,386
Rhoen Klinikum AG	7,114	234,958
RWE AG	68,341	2,935,116
Salzgitter AG	6,391	269,012
SAP AGΔ	216,244	16,700,208
Siemens AG	16,787	2,217,042
SMA Solar Technology AGΔ*	20,776	780,914
Software AG	39,061	1,410,165
Stada Arzneimittel AG	40,144	1,912,103
Telefonica Deutschland Holding AG*	24,292	200,875
TUI AG	103,095	1,736,367
United Internet AG	10,994	484,365
Volkswagen AG	21,913	5,665,034
Wincor Nixdorf AG	27,324	1,558,512

		130,084,100

Guernsey — 0.0%
Resolution, Ltd.	41,102	221,787

Hong Kong — 1.5%
AIA Group, Ltd.	1,874,400	9,419,885
ASM Pacific Technology, Ltd.	3,400	37,157
Bank of East Asia, Ltd.	40,000	165,927
Belle International Holdings, Ltd.Δ	569,000	631,374
Cathay Pacific Airways, Ltd.	85,000	158,805
Cheung Kong Holdings, Ltd.	48,000	851,569
China Mobile, Ltd.	321,000	3,114,575
CLP Holdings, Ltd.	59,000	484,156
CNOOC, Ltd.	758,500	1,362,294
Guangdong Investment, Ltd.	802,100	925,213
Henderson Land Development Co., Ltd.	69,300	405,496
HKT Trust and HKT, Ltd.	124,954	147,196
HKT Trust and HKT, Ltd. +	4,852	1,434
Hong Kong & China Gas Co., Ltd.	13,442	29,415
Hong Kong Exchanges and Clearing, Ltd.	146,107	2,724,048
Hutchison Whampoa, Ltd.	26,000	355,594
Hysan Development Co., Ltd.	98,000	458,996
Link REIT (The)	45,000	242,116
MTR Corporation, Ltd.	4,500	17,331
New World Development Co., Ltd.	95,000	108,110
PCCW, Ltd.	68,000	40,535

See Notes to Financial Statements.

	Shares	Value
Power Assets Holdings, Ltd.	1,000	$8,741
Sino Land Co., Ltd.	174,000	286,468
Sun Hung Kai Properties, Ltd.	41,000	562,332
Swire Pacific, Ltd. Class A	13,000	160,018
Swire Properties, Ltd.	100	292
Wharf Holdings, Ltd.	1,000	7,200

		22,706,277

India — 0.4%
Container Corporation of India	—	10
Housing Development Finance Corporation	175,616	2,898,124
Infosys, Ltd. ADR Δ	26,180	1,407,698
Tata Motors, Ltd. ADRΔ	50,000	1,953,000

		6,258,832

Indonesia — 0.0%
PT Telekomunikasi Indonesia Persero Tbk	2,997,700	623,309

Ireland — 0.4%
CRH PLC	157,481	4,045,369
DCC PLC	3,072	188,372
James Hardie Industries PLCΔ*	150,698	1,966,675

		6,200,416

Italy — 2.7%
A2A SpA	1,495,123	1,724,827
Banca Popolare dell’Emilia Romagna SC*	40,870	369,358
Enel SpA	434,790	2,532,653
Eni SpA	377,440	10,326,237
Fiat SpAΔ*	723,990	7,147,703
Intesa Sanpaolo SpA	180,175	556,586
Prysmian SpA	8,883	200,698
Snam SpA	673,037	4,054,995
UniCredit SpA	1,023,378	8,569,022
Unione di Banche Italiane SCpA	490,370	4,243,651

		39,725,730

Japan — 15.6%
Alfresa Holdings Corporation	1,100	70,905
Amada Co., Ltd.Δ	474,000	4,819,308
Aozora Bank, Ltd.	600	1,972
Asahi Kasei Corporation	251,200	1,921,722
Astellas Pharma, Inc.	190,500	2,502,892
Bridgestone Corporation	38,500	1,347,243
Brother Industries, Ltd.	81,700	1,415,364
Canon, Inc.	335,050	10,900,990
Casio Computer Co., Ltd.	49,300	715,374
Central Japan Railway Co.	14,800	2,111,051
Chiba Bank, Ltd. (The)	33,000	232,911
Chiyoda Corporation	62,000	750,940
Chugai Pharmaceutical Co., Ltd.	27,500	775,011
Dai Nippon Printing Co., Ltd.	38,000	396,861
Daito Trust Construction Co., Ltd.	1,100	129,322
Daiwa House Industry Co., Ltd.	66,000	1,368,146
Daiwa Securities Group, Inc.	31,000	268,368
Denso Corporation	225,700	10,772,020
East Japan Railway Co.	12,200	960,898

	Shares	Value
Electric Power Development Co., Ltd.Δ	45,200	$1,467,924
Fuji Electric Co., Ltd.	343,000	1,625,191
Fuji Heavy Industries, Ltd.	80,400	2,226,168
Fuji Oil Co., Ltd.	32,800	468,178
FUJIFILM Holdings Corporation	50,900	1,419,402
Fujitsu, Ltd.	322,000	2,412,497
Fukuoka Financial Group, Inc.	128,000	617,857
Gree, Inc.Δ*	86,700	759,978
Hikari Tsushin, Inc.	2,500	188,786
Hino Motors, Ltd.	129,600	1,784,631
Hitachi, Ltd.	420,000	3,076,255
Honda Motor Co., Ltd.	262,700	9,172,004
Hoya Corporation	117,100	3,890,811
Inpex Corporation	499,100	7,587,128
Isuzu Motors, Ltd.	96,100	635,576
ITOCHU Corporation	381,200	4,895,525
J. Front Retailing Co., Ltd.	235,000	1,649,326
Japan Airlines Co., Ltd.	46,800	2,587,039
Japan Real Estate Investment Corporation REIT	14	81,536
Japan Retail Fund Investment Corporation REIT	20	44,973
JFE Holdings, Inc.	109,300	2,256,022
JGC Corporation	60,000	1,823,010
JTEKT Corporation	30,000	505,503
JX Holdings, Inc.	27,170	145,364
Kao Corporation	176,700	6,954,276
KDDI Corporation	39,600	2,415,364
Keihin Corporation	36,200	575,312
Kobe Steel, Ltd.	315,000	472,632
Konica Minolta, Inc.	224,600	2,219,284
M3, Inc.	87,000	1,384,374
Mabuchi Motor Co., Ltd.	64,200	4,867,045
Marubeni Corporation	405,800	2,968,242
Mitsubishi Corporation	72,100	1,499,578
Mitsubishi Electric Corporation	154,800	1,910,074
Mitsubishi Estate Co., Ltd.	24,000	592,508
Mitsubishi UFJ Financial Group, Inc.	797,200	4,886,839
Mitsui Fudosan Co., Ltd.	18,000	606,959
Mizuho Financial Group, Inc.	97,440	200,064
MS&AD Insurance Group Holdings	89,800	2,169,099
Namco Bandai Holdings, Inc.	76,300	1,786,522
Nexon Co., Ltd.	5,800	55,363
NHK Spring Co., Ltd.	35,800	335,719
Nippon Building Fund, Inc. REIT	16	93,500
Nippon Meat Packers, Inc.	11,000	214,886
Nippon Steel & Sumitomo Metal Corporation	230	736
Nippon Telegraph & Telephone Corporation	6,900	430,326
Nippon Yusen KK	33,800	97,425
Nishi-Nippon City Bank, Ltd. (The)	200	492
NKSJ Holdings, Inc.	45,450	1,223,904
Nomura Holdings, Inc.	68,200	482,695
NTT Data Corporation	10,600	407,028
NTT DOCOMO, Inc.	169,600	2,899,632
Omron Corporation	7,500	316,125
ORIX Corporation	24,200	401,084
Osaka Gas Co., Ltd.	34,000	142,974

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Panasonic Corporation	68,000	$828,311
Rakuten, Inc.Δ	464,400	6,000,687
Resona Holdings, Inc.	406,400	2,366,872
Rohm Co., Ltd.	11,700	671,013
Sanrio Co., Ltd.Δ	43,200	1,254,998
SBI Holdings, Inc.	130,100	1,592,458
SCSK Corporation	25,700	724,283
Secom Co., Ltd.	88,300	5,395,361
Seiko Epson Corporation	54,000	2,297,419
Sekisui Chemical Co., Ltd.	74,000	856,838
Sekisui House, Ltd.	8,000	109,689
Seven & I Holdings Co., Ltd.	152,800	6,437,495
Shimamura Co., Ltd.	2,300	226,129
Shin-Etsu Chemical Co., Ltd.Δ	134,500	8,175,816
Shionogi & Co., Ltd.	77,800	1,623,505
Showa Shell Sekiyu KK	12,000	136,341
SMC Corporation	19,300	5,164,829
Softbank Corporation	158,600	11,809,089
Sojitz Corporation	83,000	146,656
Sumitomo Corporation	257,100	3,471,821
Sumitomo Mitsui Financial Group, Inc.	85,100	3,565,119
Sumitomo Mitsui Trust Holdings, Inc.	12,000	54,844
Sumitomo Realty & Development Co., Ltd.	7,000	300,370
Suzuki Motor Corporation	8,100	253,702
Taisei Corporation	121,000	670,066
Takashimaya Co., Ltd.	193,000	1,872,751
Takeda Pharmaceutical Co., Ltd.Δ	145,100	6,730,417
Toho Co., Ltd.	21,900	513,641
Tokio Marine Holdings, Inc.	153,300	5,042,156
Tokyo Electric Power Co., Inc.*	482,500	2,009,921
Tokyo Electron, Ltd.	45,800	3,095,981
Toshiba CorporationΔ	499,300	2,331,266
Toyo Seikan Group Holdings, Ltd.	107,000	1,643,473
Toyo Suisan Kaisha, Ltd.	5,000	154,237
Toyo Tire & Rubber Co., Ltd.	29,000	493,233
Toyota Boshoku Corporation	9,000	95,237
Toyota Motor Corporation	52,960	3,180,580
USS Co., Ltd.	10,000	170,673
West Japan Railway Co.	9,800	431,450
Yamaha Corporation	23,700	374,549
Yaskawa Electric Corporation	120,000	1,453,433
Yokogawa Electric Corporation	42,000	531,089
Yokohama Rubber Co., Ltd. (The)	16,000	138,354

		229,788,195

Jersey — 0.8%
Randgold Resources, Ltd.	1,533	127,846
Shire PLC	29,340	2,294,698
Wolseley PLC	57,960	3,177,127
WPP PLC	270,301	5,893,406

		11,493,077

Luxembourg — 0.2%
ArcelorMittal	139,920	2,074,947
SES SA	12,290	466,155

		2,541,102

	Shares	Value
Malaysia — 0.1%
Tenaga Nasional Bhd	251,300	$953,234

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	300	134

Netherlands — 4.7%
Aegon NV	1,009,273	8,808,854
Airbus Group NV	3,043	203,922
Delta Lloyd NVΔ	285,299	7,242,836
ING Groep NV*	1,540,928	21,648,530
Koninklijke Ahold NV	533,039	10,006,798
Koninklijke DSM NV	12,238	891,331
Koninklijke Philips NV	43,534	1,381,488
QIAGEN NV*	4,199	101,770
Randstad Holding NV	206,802	11,210,860
Reed Elsevier NV	322,831	7,404,381

		68,900,770

New Zealand — 0.1%
Fletcher Building, Ltd.	84,803	654,114
Telecom Corporation of New Zealand, Ltd.	303,479	706,830

		1,360,944

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 1.3%
DNB ASA	283,852	5,192,203
Marine Harvest ASA	220,285	3,007,714
Orkla ASA	323,784	2,884,778
Petroleum Geo-Services ASAΔ	134,834	1,428,827
Schibsted ASAΔ	42,822	2,230,513
Statoil ASA	22,103	678,889
Telenor ASA	80,666	1,837,189
Yara International ASA	32,754	1,640,944

		18,901,057

Portugal — 0.1%
EDP - Energias de Portugal SA	113,911	571,505
Jeronimo Martins SGPS SA	83,398	1,372,076

		1,943,581

Russia — 0.1%
Magnit OJSC GDR	29,027	1,712,593

Singapore — 1.9%
Ascendas Real Estate Investment Trust REIT	30,000	55,337
CapitaCommercial Trust REIT	38,000	51,809
CapitaMall Trust REIT	51,000	80,780
ComfortDelGro Corporation, Ltd.	121,000	242,602
DBS Group Holdings, Ltd.	163,000	2,189,630
Global Logistic Properties, Ltd.	5,000	10,827
Jardine Cycle & Carriage, Ltd.	147,000	5,217,916
Keppel Corporation, Ltd.	43,700	378,156
Keppel Land, Ltd.	4,000	10,843
Keppel REIT	596	612
Olam International, Ltd.	59,737	123,604
Oversea-Chinese Banking Corporation, Ltd.	4,000	30,636
Sembcorp Industries, Ltd.	946,300	4,075,412
Sembcorp Marine, Ltd.	11,000	36,170
Singapore Airlines, Ltd.	59,000	490,681
Singapore Exchange, Ltd.	173,000	964,271

See Notes to Financial Statements.

	Shares	Value
Singapore Press Holdings, Ltd.	22,000	$73,574
Singapore Technologies Engineering, Ltd.	26,000	79,237
Singapore Telecommunications, Ltd.	1,630,700	5,035,043
United Overseas Bank, Ltd.	479,825	8,666,019
UOL Group, Ltd.	9,186	48,033
Wilmar International, Ltd.	4,000	10,233
Yangzijiang Shipbuilding Holdings, Ltd.	288,800	250,144

		28,121,569

South Korea — 1.1%
Celltrion, Inc.Δ*	40,982	1,885,463
Hankook Tire Co., Ltd.	38,500	2,298,280
Kia Motors Corporation	5,953	333,010
LG Corporation	8,135	502,508
NAVER Corporation	6,353	5,242,889
POSCO ADRΔ	9,997	744,177
Samsung Electronics Co., Ltd.	1,358	1,774,339
Shinhan Financial Group Co., Ltd.	75,120	3,478,328

		16,258,994

Spain — 5.7%
Acerinox SA	42,721	756,963
ACS Actividades de Construccion y Servicios SA	49,393	2,258,971
Amadeus IT Holding SA	248,751	10,259,318
Banco Popular Espanol SA	1,237,247	8,267,514
Banco Santander SA	1,443,587	15,082,252
Bankinter SA	110,425	864,136
CaixaBank SA	120,498	743,646
Distribuidora Internacional de Alimentacion SA	279,819	2,576,343
Ebro Foods SA	158,764	3,527,243
Endesa SA	81,706	3,160,611
Gas Natural SDG SA	135,236	4,271,147
Iberdrola SA*	1,471,830	11,251,851
Inditex SA	61,923	9,530,529
International Consolidated Airlines Group*	289,406	1,835,038
Red Electrica Corporacion SA	10,398	951,097
Repsol SA*	48,444	32,968
Telefonica SA	494,943	8,485,124

		83,854,751

Sweden — 3.4%
Alfa Laval AB	115,897	2,986,951
Atlas Copco AB Class AΔ	251,616	7,271,823
Elekta AB, B SharesΔ*	93,460	1,188,961
Hennes & Mauritz AB Class B	160,141	6,998,551
Investment AB Kinnevik Class B	144,995	6,180,389
Investor AB Class B	3,383	126,934
Meda AB	61,181	1,063,094
Nordea Bank AB	125,373	1,769,451
Sandvik ABΔ	462,589	6,321,045
Skandinaviska Enskilda Banken AB	42,548	568,661
Svenska Cellulosa AB SCA Class B	119,815	3,121,999
Svenska Handelsbanken AB Class A	88,488	4,331,993

	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	258,305	$3,121,750
TeliaSonera AB	37,643	274,989
Trelleborg AB Class B	118,595	2,523,996
Volvo AB Class B	137,562	1,895,156

		49,745,743

Switzerland — 9.4%
ABB, Ltd.Δ*	547,536	12,607,899
ABB, Ltd. ADRΔ*	48,400	1,114,168
Actelion, Ltd.*	2,037	257,726
Adecco SA*	5,621	462,712
Aryzta AG*	5,370	508,660
Baloise Holding AG	4,229	498,343
Cie Financiere Richemont SA	63,203	6,631,754
Credit Suisse Group AG*	135,518	3,875,436
EMS-Chemie Holding AG*	312	124,547
Galenica AG	671	655,262
GAM Holding AG*	14,398	274,387
Geberit AG	8,409	2,951,874
Givaudan SA*	537	895,606
Helvetia Holding AGΔ	2,401	1,102,624
Julius Baer Group, Ltd.*	52,807	2,177,068
Lonza Group AG*	58,060	6,317,986
Nestle SA	247,206	19,150,938
Novartis AG	290,716	26,324,419
OC Oerlikon Corporation AG*	265,236	3,843,350
Roche Holding AG	40,618	12,114,864
Sika AG	120	490,663
Swatch Group AG (The)	2,139	1,291,649
Swiss Life Holding AG*	30,645	7,267,302
Swiss Re AG*	26,916	2,394,759
Swisscom AG	1,997	1,160,863
Syngenta AG	11,315	4,214,416
UBS AG*	385,119	7,065,726
Zurich Insurance Group AG*	40,183	12,111,994

		137,886,995

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	538,000	2,279,355
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	652,702	13,961,296
Teco Electric and Machinery Co., Ltd.	1,979,300	2,277,077

		18,517,728

Thailand — 0.0%
Charoen Pokphand Foods PCL	98,500	82,703

Turkey — 0.4%
BIM Birlesik Magazalar AS	72,717	1,668,105
Türkiye Garanti Bankasi AS	915,382	3,581,855
Yapi ve Kredi Bankasi AS	1	2

		5,249,962

United Kingdom — 18.2%
3i Group PLC	37,796	259,964
Aggreko PLC*	159,027	4,490,597
AMEC PLCΔ	236,995	4,927,932
ARM Holdings PLC	637,167	9,606,793
ASOS PLC*	18,242	924,088
Associated British Foods PLC	29,950	1,562,800
AstraZeneca PLC	58,893	4,374,744
Aviva PLC	7,923	69,220

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Babcock International Group PLC	46,176	$918,273
BAE Systems PLC	162,980	1,207,456
Barclays PLC	883,826	3,218,753
Barratt Developments PLC	725,506	4,639,951
Berkeley Group Holdings PLC	14,677	607,355
BG Group PLC	419,531	8,867,072
BHP Billiton PLC	139,098	4,497,975
BP PLC	2,147,715	18,925,562
British Land Co. PLC REIT	11,811	141,998
Britvic PLC	150,579	1,874,764
BT Group PLC	386,964	2,548,988
Capita PLC	10,510	205,948
Centrica PLC	123,555	660,996
Cobham PLC	11,978	64,018
Compass Group PLC*	1,198,631	20,861,989
Dairy Crest Group PLC	405,005	3,261,139
Drax Group PLC	18,243	199,970
DS Smith PLC	999,588	4,735,179
easyJet PLC	68,380	1,597,390
G4S PLC	965,057	4,214,857
GKN PLC	416,817	2,590,126
GlaxoSmithKline PLC	488,085	13,064,159
Hammerson PLC REIT	6,134	60,886
HSBC Holdings PLC	1,342,364	13,620,749
ICAP PLC	53,676	349,070
IMI PLC	11,396	290,010
Inchcape PLC	125,597	1,363,830
Intermediate Capital Group PLC	39,092	261,184
ITV PLC	1,759,893	5,367,143
John Wood Group PLC	68,851	950,307
Kazakhmys PLC*	69,101	359,625
Land Securities Group PLC REIT	10,536	186,803
Legal & General Group PLC	118,718	457,952
Man Strategic Holdings PLC*	439,877	791,947
Meggitt PLC	308,260	2,669,420
Mondi PLC	87,827	1,596,253
National Grid PLC	893,751	12,848,282
Next PLC*	46,577	5,161,317
Ocado Group PLC*	239,619	1,522,634
Pearson PLC	59,182	1,168,812
Persimmon PLC*	96,720	2,107,143
Premier Oil PLC	245,313	1,401,801
Prudential PLC	294,035	6,748,031
Reckitt Benckiser Group PLC	18,477	1,612,690
Rexam PLC*	13,502	123,624
Rio Tinto PLC	77,821	4,139,967
Rolls-Royce Holdings PLC*	429,963	7,866,074
Rolls-Royce Holdings PLC+	61,390,358	105,063
Rotork PLC	41,663	1,903,755
Royal Dutch Shell PLC Class AΔ	388,478	16,084,604
Sage Group PLC (The)	94,814	623,255
Smith & Nephew PLC	105,900	1,883,045
Spirax-Sarco Engineering PLC	42,011	1,964,952
SSE PLC	54,463	1,460,561
Standard Chartered PLCΔ	755,897	15,438,513
Tate & Lyle PLC	72,178	845,527
Taylor Wimpey PLC*	1,860,940	3,630,667
Tesco PLC	1,555,523	7,565,711
Travis Perkins PLC	100,722	2,823,498

	Shares	Value
TUI Travel PLC	67,031	$456,571
Tullow Oil PLC	12,519	182,862
Unilever PLC	209,441	9,502,124
Vesuvius PLC	50,228	394,211
Vodafone Group PLC	1,370,625	4,574,067

		267,584,596

United States of America — 0.9%
Joy Global, Inc.Δ	49,900	3,072,842
MercadoLibre, Inc.Δ	28,000	2,671,200
Yum! Brands, Inc.	95,192	7,729,590

		13,473,632

Total Foreign Common Stocks (Cost $1,214,966,830)		1,463,153,157

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA,
1.22%, 02/20/14	12,849	1,485,473
Porsche Automobil Holding SE
2.01%, 03/18/14	55,118	5,742,748

Total Foreign Preferred Stocks (Cost $5,491,263)		7,228,221

RIGHTS — 0.0%
Acerinox SA*	42,721	25,915
Banco Santander SA*	15	3

Total Rights (Cost $26,153)		25,918

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	1	1

MONEY MARKET FUNDS — 10.0%
GuideStone Money Market Fund (Investor Class)¥	69,625,310	69,625,310
Northern Institutional Liquid Assets Portfolio§	77,202,766	77,202,766

Total Money Market Funds
(Cost $146,828,076)		146,828,076

TOTAL INVESTMENTS — 110.1% (Cost $1,367,312,322)		1,617,235,373

FOREIGN COMMON STOCKS SOLD SHORT — (6.6)%
Australia — (0.5)%
ALS, Ltd.	(129,152)	(1,079,006)
BlueScope Steel, Ltd.*	(32,012)	(163,607)
Coca-Cola Amatil, Ltd.	(60,628)	(540,821)
Cochlear, Ltd.	(190)	(11,054)
Iluka Resources, Ltd.	(127,283)	(975,776)
Insurance Australia Group, Ltd.	(65,373)	(359,998)
Orica, Ltd.	(33,224)	(610,281)
QBE Insurance Group, Ltd.	(35,663)	(365,541)
Santos, Ltd	(30,119)	(404,995)
Sydney Airport	(228,733)	(910,186)
Toll Holdings, Ltd.	(151,439)	(728,278)
Transurban Group	(117,791)	(820,816)
Whitehaven Coal, Ltd.*	(383,004)	(518,256)
Woodside Petroleum, Ltd.	(6,186)	(239,566)

		(7,728,181)

See Notes to Financial Statements.

	Shares	Value
Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	$(374,082)

Denmark — (0.1)%
FLSmidth & Co. A/S	(31,287)	(1,747,983)

Finland — (0.3)%
Nokian Renkaat OYJ	(105,074)	(4,100,519)

France — (0.8)%
Air France-KLM*	(24,091)	(303,554)
Alstom SA	(111,612)	(4,069,108)
CGG SA*	(135,050)	(1,912,114)
Edenred	(29,150)	(883,920)
Etablissements Maurel et Prom*	(6,247)	(107,054)
Kering	(10,801)	(2,368,588)
Nexans SA*	(3,558)	(186,499)
Veolia Environnement SA	(122,178)	(2,327,957)

		(12,158,794)

Germany — (0.9)%
adidas AG	(9,764)	(988,968)
Aixtron SE*	(250,244)	(3,621,907)
Bayerische Motoren Werke AG	(3,722)	(472,041)
Fraport AG Frankfurt Airport Services Worldwide	(1,337)	(94,467)
Infineon Technologies AG	(121,478)	(1,518,517)
LANXESS AG	(35,105)	(2,369,575)
Sky Deutschland AG*	(337,316)	(3,107,575)
Wacker Chemie AG	(2,577)	(297,574)

		(12,470,624)

Italy — (0.2)%
Luxottica Group SpA	(19,216)	(1,112,228)
Salvatore Ferragamo SpA	(63,083)	(1,881,347)
Tod’s SpA	(3,681)	(468,505)

		(3,462,080)

Japan — (1.4)%
Acom Co., Ltd.*	(487,000)	(2,317,102)
Advantest Corporation	(119,000)	(1,470,688)
AEON Financial Service Co., Ltd.	(73,900)	(1,932,393)
Asics Corporation	(5,700)	(132,956)
Chugoku Electric Power Co., Inc. (The)	(39,100)	(533,401)
Disco Corporation	(12,300)	(825,626)
Fast Retailing Co., Ltd.	(1,100)	(361,907)
Hamamatsu Photonics KK	(11,200)	(549,469)
Hitachi Construction Machinery Co., Ltd.	(20,300)	(404,377)
Hitachi Metals, Ltd.	(3,000)	(45,427)
Hokkaido Electric Power Co., Inc.*	(144,700)	(1,118,406)
Kansai Paint Co., Ltd.	(9,000)	(150,407)
Kyushu Electric Power Co., Inc.*	(127,800)	(1,439,414)
Nabtesco Corporation	(40,000)	(884,458)
Nidec Corporation	(27,800)	(1,705,787)
Rakuten, Inc.	(143,300)	(1,851,633)
Sanrio Co., Ltd.	(5,300)	(153,970)
Sharp Corporation*	(568,000)	(1,822,220)
Shikoku Electric Power Co., Inc.*	(39,300)	(548,543)
SMC Corporation	(1,000)	(267,608)
Sony Corporation	(20,200)	(335,387)
Yahoo Japan Corporation	(169,200)	(781,655)

	Shares	Value
Yamada Denki Co., Ltd.	(116,600)	$(415,504)
Yaskawa Electric Corporation	(49,800)	(603,175)

		(20,651,513)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(486,726)

Luxembourg — (0.1)%
Millicom International Cellular SA	(8,628)	(790,286)

Netherlands — (0.4)%
ASML Holding NV	(42,000)	(3,911,297)
Fugro NV	(27,653)	(1,583,336)
TNT Express NV	(70,391)	(637,114)

		(6,131,747)

Norway — (0.1)%
Aker Solutions ASA	(63,398)	(1,101,792)
Schibsted ASA	(4,189)	(218,197)

		(1,319,989)

Spain — (0.2)%
Bankia SA*	(1,479,000)	(2,867,676)

Sweden — (0.2)%
Electrolux AB Series B	(71,236)	(1,801,810)
Elekta AB, B Shares*	(41,886)	(532,857)
Volvo AB, B Shares	(36,543)	(503,443)

		(2,838,110)

Switzerland — (0.5)%
Cie Financiere Richemont SA	(22,038)	(2,312,400)
Coca-Cola HBC AG*	(8,700)	(199,812)
Dufry AG*	(19,138)	(1,739,426)
Kuehne + Nagel International AG	(4,873)	(648,414)
Swatch Group AG (The)	(1,366)	(824,868)
Transocean, Ltd.*	(21,741)	(977,217)

		(6,702,137)

United Kingdom — (0.9)%
Admiral Group PLC	(64,001)	(1,696,631)
Aggreko PLC*	(104,085)	(2,939,147)
Anglo American PLC	(97,688)	(2,390,708)
ASOS PLC*	(19,440)	(984,775)
Barclays PLC	(14,073)	(51,252)
Inmarsat PLC	(16,925)	(216,516)
Kazakhmys PLC*	(69,101)	(359,625)
Lonmin PLC*	(298,995)	(1,213,746)
Serco Group PLC	(52,604)	(329,045)
Telecity Group PLC	(36,884)	(475,947)
Vedanta Resources PLC	(34,045)	(646,151)
Weir Group PLC (The)	(38,955)	(1,746,015)

		(13,049,558)

Total Foreign Common Stocks Sold Short (Cost $(90,481,970))		(96,880,005)

Liabilities in Excess of Other Assets — (3.5)%		(51,079,108)

NET ASSETS — 100.0%		$1,469,276,260

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	21.1
Consumer Discretionary	17.4
Technology	11.9
Producer Durables	11.8
Materials & Processing	10.7
Money Market Funds	10.0
Healthcare	7.8
Utilities	7.3
Energy	6.3
Consumer Staples	5.3
Foreign Preferred Stocks	0.5
Rights	—	**
Warrant	—	**
Securities Sold Short	(6.6)

	103.5

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$44,223,761	$44,223,761	$—	$—
Austria	3,625,830	3,625,830	—	—
Belgium	3,876,959	3,876,959	—	—
Bermuda	19,239,150	19,239,150	—	—
Brazil	12,982,418	12,982,418	—	—
British Virgin Islands	1,065,995	1,065,995	—	—
Canada	12,460,372	12,460,372	—	—
Chile	1,468,431	1,468,431	—	—
China	37,912,570	37,912,570	—	—
Denmark	26,179,611	26,179,611	—	—
Finland	4,237,013	4,237,013	—	—
France	131,689,236	131,689,236	—	—
Germany	130,084,100	130,084,100	—	—
Guernsey	221,787	221,787	—	—
Hong Kong	22,706,277	22,704,843	—	1,434
India	6,258,832	6,258,832	—	—
Indonesia	623,309	623,309	—	—
Ireland	6,200,416	6,200,416	—	—
Italy	39,725,730	39,725,730	—	—
Japan	229,788,195	229,788,195	—	—
Jersey	11,493,077	11,493,077	—	—
Luxembourg	2,541,102	2,541,102	—	—
Malaysia	953,234	953,234	—	—
Mauritius	134	134	—	—
Netherlands	68,900,770	68,900,770	—	—
New Zealand	1,360,944	1,360,944	—	—
Nigeria	—	—	—	—
Norway	18,901,057	18,901,057	—	—
Portugal	1,943,581	1,943,581	—	—
Russia	1,712,593	1,712,593	—	—
Singapore	28,121,569	28,121,569	—	—
South Korea	16,258,994	16,258,994	—	—
Spain	83,854,751	83,854,751	—	—
Sweden	49,745,743	49,745,743	—	—
Switzerland	137,886,995	137,886,995	—	—
Taiwan	18,517,728	18,517,728	—	—
Thailand	82,703	82,703	—	—
Turkey	5,249,962	5,249,962	—	—
United Kingdom	267,584,596	267,479,533	—	105,063
United States of America	13,473,632	13,473,632	—	—
Foreign Preferred Stocks:
Germany	7,228,221	7,228,221	—	—
Money Market Funds	146,828,076	146,828,076	—	—
Warrant	1	1	—	—
Rights	25,918	25,918	—	—

Total Assets — Investments in Securities	$1,617,235,373	$1,617,128,876	$—	$106,497

Other Financial Instruments***
Forward Foreign Currency Contracts	$834,300	$—	$834,300	$—

Total Assets — Other Financial Instruments	$834,300	$—	$834,300	$—

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(7,728,181)	$(7,728,181)	$—	$—
Bermuda	(374,082)	(374,082)	—	—
Denmark	(1,747,983)	(1,747,983)	—	—
Finland	(4,100,519)	(4,100,519)	—	—
France	(12,158,794)	(12,158,794)	—	—
Germany	(12,470,624)	(12,470,624)	—	—
Italy	(3,462,080)	(3,462,080)	—	—
Japan	(20,651,513)	(20,651,513)	—	—
Liberia	(486,726)	(486,726)	—	—
Luxembourg	(790,286)	(790,286)	—	—
Netherlands	(6,131,747)	(6,131,747)	—	—
Norway	(1,319,989)	(1,319,989)	—	—
Spain	(2,867,676)	(2,867,676)	—	—
Sweden	(2,838,110)	(2,838,110)	—	—
Switzerland	(6,702,137)	(6,702,137)	—	—
United Kingdom	(13,049,558)	(13,049,558)	—	—

Total Liabilities — Investments in Securities	$(96,880,005)	$(96,880,005)	$—	$—

Other Financial Instruments***
Futures Contracts	$(25,681)	$(25,681)	$—	$—

Total Liabilities — Other Financial Instruments	$(25,681)	$(25,681)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2014 is $660,424,531.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2014.

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 90.5%
Argentina — 0.2%
Banco Macro SA ADRΔ	14,566	$524,813

Austria — 0.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	21,122	1,130,575

Bermuda — 1.0%
China Gas Holdings, Ltd.	184,000	381,750
COSCO Pacific, Ltd.	24,000	33,258
Credicorp, Ltd.	5,800	901,726
GOME Electrical Appliances Holdings, Ltd.	5,907,000	967,936
Kosmos Energy, Ltd.*	38,900	436,847
Sihuan Pharmaceutical Holdings Group, Ltd.	752,000	459,909

		3,181,426

Brazil — 5.7%
All - America Latina Logistica SA	357,000	1,342,688
Banco Bradesco SA ADRΔ*	41,800	606,936
Banco do Brasil SA*	34,300	384,992
Banco Santander Brasil SA	276,400	1,891,454
Banco Santander Brasil SA ADR Δ	529,997	3,667,579
BR Malls Participacoes SA	11,200	95,298
BR Properties SA	5,500	33,132
BRF SA*	7,500	181,975
CCR SA	174,200	1,423,087
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,100	50,963
Cia Energetica de Minas Gerais ADRΔ*	55,882	446,497
Fibria Celulose SA*	7,700	74,438
Gerdau SA	2,691	12,618
Gerdau SA ADRΔ*	123,062	724,835
Grupo BTG Pactual	110,000	1,718,579
Itau Unibanco Holding SA ADR	25,960	373,305
JBS SA	8,200	27,946
Kroton Educacional SA	20,700	581,699
Linx SA	12,200	287,179
Lojas Renner SA*	26,700	855,802
Magnesita Refratarios SA	56,700	113,426
Multiplan Empreendimentos Imobiliarios SA*	2,300	53,713
Multiplus SA	7,700	127,410
Petroleo Brasileiro SA ADRΔ*	22,500	351,900
Porto Seguro SA	43,000	614,202
Tim Participacoes SA ADR	16,100	467,383
Totvs SA	29,000	499,412
Tractebel Energia SA	43,400	651,933
Ultrapar Participacoes SA	30,300	716,119

		18,376,500

Canada — 2.6%
First Quantum Minerals, Ltd.Δ	369,600	7,904,289
Torex Gold Resources, Inc.*	322,000	491,880

		8,396,169

Chile — 0.9%
Banco de Chile ADRΔ	2,300	184,253
Banco Santander Chile ADRΔ	20,100	531,645
Embotelladora Andina SA ADR Class BΔ*	41,603	941,892

	Shares	Value
Enersis SA ADRΔ	62,600	$1,054,810
Latam Airlines Group SA ADRΔ	7,200	96,624

		2,809,224

China — 7.3%
AAC Technologies Holdings, Inc.Δ	234,500	1,526,441
Agile Property Holdings, Ltd.	36,000	25,361
Agricultural Bank of China, Ltd.	983,000	433,766
Anhui Conch Cement Co., Ltd. Class HΔ	925,000	3,174,675
Bank of China, Ltd. Class H	2,245,000	1,005,129
Bank of Communications Co., Ltd. Class A	389,000	268,522
BBMG Corporation	163,000	105,156
Beijing Capital International Airport Co., Ltd. Class H	178,000	122,412
China CITIC Bank Corporation, Ltd. Class H	928,000	562,758
China Communications Construction Co., Ltd. Class H	232,000	155,656
China Construction Bank Corporation Class H	1,937,000	1,464,546
China Merchants Bank Co., Ltd. Class H	1,814,500	3,577,307
China Oilfield Services, Ltd. Class H	34,000	81,771
China Petroleum & Chemical Corporation Class H	934,000	890,568
China Railway Construction Corporation, Ltd. Class H	460,500	405,219
China Railway Group, Ltd. Class H	248,000	121,274
China Telecom Corporation, Ltd. Class H	940,000	459,667
Country Garden Holdings Co., Ltd.	121,000	48,085
Evergrande Real Estate Group, Ltd.Δ	173,000	67,187
Guangzhou R&F Properties Co., Ltd. Class HΔ	23,600	29,141
Huaneng Power International, Inc. Class H	404,000	456,105
Industrial & Commercial Bank of China, Ltd. Class H	1,953,000	1,234,736
Jiangxi Copper Co., Ltd. Class H	66,000	104,402
Li Ning Co., Ltd.Δ*	921,500	737,162
Longfor Properties Co., Ltd.	908,000	1,118,833
Mindray Medical International, Ltd. ADRΔ	32,304	1,017,576
Parkson Retail Group, Ltd.Δ	1,141,500	326,968
PetroChina Co., Ltd. Class H	478,000	603,791
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,766,000	770,871
SOHO China, Ltd.	53,000	41,782
Tingyi Cayman Islands Holding Corporation	636,000	1,780,708
Wumart Stores, Inc. Class H	487,000	378,898
Zhejiang Expressway Co., Ltd. Class H	172,000	174,210
Zhuzhou CSR Times Electric Co., Ltd. Class H	33,500	101,792

		23,372,475

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Colombia — 0.6%
Bancolombia SA	103,404	$1,461,700
Bancolombia SA ADR	6,911	399,456

		1,861,156

Cyprus — 0.5%
Eurasia Drilling Co., Ltd. GDR	32,675	1,029,263
Global Ports
Investments PLC GDR	49,037	527,148
QIWI PLC ADRΔ	5,171	208,546

		1,764,957

Egypt — 0.1%
ElSwedy Electric Co.	82,700	375,328

Estonia — 0.2%
Tallink Group AS@	527,514	548,967

Hong Kong — 4.9%
AIA Group, Ltd.	257,558	1,294,370
ASM Pacific Technology, Ltd.	197,300	2,156,187
Belle International Holdings, Ltd.	1,584,000	1,757,638
China Mengniu Dairy Co., Ltd.	432,000	1,998,245
China Mobile, Ltd.	390,000	3,784,063
China Overseas Land & Investment, Ltd.	820,000	1,989,059
China Resources Cement Holdings, Ltd.	274,000	171,816
China Resources Land, Ltd.	54,000	98,797
China Taiping Insurance Holdings Co., Ltd.*	63,400	113,541
China Unicom Hong Kong, Ltd.	88,000	136,024
CNOOC, Ltd.	431,000	774,092
New World Department Store China, Ltd.Δ*	527,000	212,149
Shimao Property Holdings, Ltd.	36,000	66,144
Sino Biopharmaceutical, Ltd.	1,444,000	1,170,045
Sino-Ocean Land Holdings, Ltd.	78,000	39,552
Yuexiu Property Co., Ltd.	138,000	26,352

		15,788,074

Hungary — 0.2%
OTP Bank PLC	36,286	697,556

India — 7.7%
Adani Enterprises, Ltd.*	24,815	187,747
Aditya Birla Nuvo, Ltd.	2,239	51,384
Ambuja Cements, Ltd.	469,192	1,720,904
Axis Bank, Ltd.	125,837	4,014,670
Cairn India, Ltd.*	21,035	127,672
Dabur India, Ltd.	420,903	1,312,151
Divi’s Laboratories, Ltd.	3,970	96,314
DLF, Ltd.	9,537	34,100
GAIL India, Ltd.*	27,385	210,834
HCL Technologies, Ltd.	35,053	874,300
Hero MotoCorp, Ltd.	38,561	1,689,163
Infosys, Ltd.	26,733	1,447,013
Infosys, Ltd. ADR Δ	21,152	1,137,343
Kotak Mahindra Bank, Ltd.	277,372	4,074,687
Maruti Suzuki India, Ltd.	15,576	631,729
Power Finance Corporation, Ltd.	81,321	415,225
Reliance Infrastructure, Ltd.	10,466	134,599

	Shares	Value
Shriram Transport Finance Co., Ltd.	106,293	$1,599,476
Tata Consultancy Services, Ltd.	78,767	3,176,348
Tata Motors, Ltd. ADRΔ	11,400	445,284
Tata Steel, Ltd.	72,183	634,159
Wipro, Ltd.	73,023	663,393

		24,678,495

Indonesia — 2.3%
PT Adaro Energy Tbk	3,553,200	352,173
PT Bank Negara Indonesia Persero Tbk	953,500	383,250
PT Bank Rakyat Indonesia Persero Tbk	269,400	234,631
PT Bank Tabungan Pensiunan Nasional Tbk*	230,900	82,777
PT Global Mediacom Tbk	1,017,200	182,332
PT Indocement Tunggal Prakarsa Tbk	1,303,300	2,479,074
PT Indofood Sukses Makmur Tbk	323,700	182,943
PT Lippo Karawaci Tbk	541,000	43,809
PT Perusahaan Gas Negara Persero Tbk	693,400	326,082
PT Ramayana Lestari Sentosa Tbk	3,631,300	359,914
PT Semen Indonesia Persero Tbk	1,466,600	1,864,951
PT Telekomunikasi Indonesia Tbk ADRΔ*	8,700	362,442
PT Unilever Indonesia Tbk	106,200	262,253
PT United Tractors Tbk	67,400	131,332

		7,247,963

Jersey — 0.1%
West China Cement, Ltd.	2,222,000	206,420

Kenya — 0.1%
Safaricom, Ltd.	2,325,624	330,337

Luxembourg — 0.4%
O’Key Group SA GDR	11,755	107,969
Ternium SA ADRΔ	37,961	1,060,251

		1,168,220

Malaysia — 2.1%
AMMB Holdings Bhd	119,200	264,311
CIMB Group Holdings Bhd	721,014	1,643,669
DiGi.Com Bhd	184,100	328,525
IOI Corporation Bhd	380,000	621,302
Lafarge Malaysia Bhd	172,500	529,158
Malayan Banking Bhd	165,800	507,572
MISC Bhd	205,000	414,980
Petronas Chemicals Group Bhd	201,300	424,416
RHB Capital Bhd	35,700	95,059
Sime Darby Bhd	33,300	100,284
Tenaga Nasional Bhd	363,900	1,380,349
Westports Holdings Bhd	465,700	390,138

		6,699,763

Mexico — 5.0%
Alfa SAB de CV	269,800	746,585
America Movil SAB de CV ADRΔ	261,047	5,416,725
Arca Continental SAB de CV	7,100	48,072
Cemex SAB de CV ADRΔ*	27,768	367,371
Compartamos SAB de CV	256,900	496,236

See Notes to Financial Statements.

	Shares	Value
Corporacion Moctezuma SAB de CV@	201,609	$683,763
Fibra Uno Administracion SA de CV REIT	36,600	128,333
Genomma Lab Internacional SAB de CV Class B*	594,300	1,610,178
Grupo Aeroportuario del Pacifico SAB de CV Class B	46,300	313,556
Grupo Bimbo SAB de CV*	40,600	118,700
Grupo Financiero Banorte SAB de CV	382,100	2,732,589
Grupo Financiero Inbursa SAB de CV	498,600	1,486,173
Grupo Mexico SAB de CV Series B	80,300	267,945
Grupo Televisa SAB de CV ADR	10,700	367,117
Industrias CH SAB de CV Series B*	13,600	77,049
Kimberly-Clark de Mexico SAB de CV Class A	9,100	25,539
Megacable Holdings SAB de CV	294,000	1,243,214

		16,129,145

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	1,685,500	106,562

Netherlands — 1.6%
OCIΔ*	67,010	2,615,069
X5 Retail Group NV GDR*	110,893	2,394,180

		5,009,249

Nigeria — 1.2%
FBN Holdings PLC	2,210,200	211,593
FCMB Group PLC	12,000,000	309,297
Guaranty Trust Bank PLC	15,058,644	2,675,347
United Bank for Africa PLC	16,356,169	772,891

		3,969,128

Philippines — 0.4%
International Container Terminal Services, Inc.	557,330	1,417,265

Poland — 0.9%
Alior Bank SA*	27,795	759,651
Bank Pekao SA	2,559	146,492
Bank Zachodni WBK SA	1,994	242,282
PGE SA	125,985	898,145
Polskie Gornictwo Naftowe i Gazownictwo SA	258,797	447,392
Powszechna Kasa Oszczednosci Bank Polski SA	16,218	201,330
Tauron Polska Energia SA	41,870	71,279

		2,766,571

Russia — 5.5%
Gazprom OAO ADR	220,172	1,918,799
LSR Group GDR	163,892	639,671
Lukoil OAO ADR	10,216	611,121
Mobile Telesystems OJSC ADR	5,900	116,466
NOVATEK OAO GDR	46,204	5,747,778
Novolipetsk Steel OJSC GDRΔ	90,041	1,252,821
Rosneft OAO GDR@*	69,932	511,553
Sberbank of Russia ADR	432,834	4,401,922
Sistema JSFC GDR	21,979	676,953
Surgutneftegas OAO ADR	82,407	637,006
Tatneft OAO ADR	24,289	949,578

	Shares	Value
VTB Bank OJSC GDRΔ	101,448	$244,885

		17,708,553

South Africa — 4.3%
African Bank Investments, Ltd.Δ	642,081	409,942
African Rainbow Minerals, Ltd.	27,960	491,712
AngloGold Ashanti, Ltd. ADRΔ*	22,600	388,946
Bidvest Group, Ltd.	124,187	3,299,742
Capitec Bank Holdings, Ltd.Δ	19,184	401,340
Discovery, Ltd.	53,795	491,414
Growthpoint Properties, Ltd. REIT	48,957	113,842
Imperial Holdings, Ltd.	19,340	363,705
Investec. Ltd.	61,477	563,496
Liberty Holdings, Ltd.	28,661	350,346
Mediclinic International, Ltd.	14,909	114,520
MTN Group, Ltd.	36,682	772,581
Naspers, Ltd.	1,109	130,556
Netcare, Ltd.	150,247	405,462
Pick n Pay Stores, Ltd.	172,076	942,171
Redefine Properties, Ltd. REIT	79,691	71,860
Remgro, Ltd.	11,242	243,127
RMB Holdings, Ltd.	60,708	300,201
Sanlam, Ltd.	27,019	156,880
Sasol, Ltd.	14,376	854,801
Standard Bank Group, Ltd.	198,948	2,712,502
Vodacom Group, Ltd.Δ	11,010	136,085
Woolworths Holdings, Ltd.	17,532	128,832

		13,844,063

South Korea — 10.9%
AMOREPACIFIC Corporation	110	165,685
AMOREPACIFIC Group	233	172,021
Coway Co., Ltd.	2,230	186,678
DGB Financial Group, Inc.	5,610	84,000
Dongbu Insurance Co., Ltd.	1,558	80,071
Doosan Infracore Co., Ltd.*	7,062	90,386
E-Mart Co., Ltd.	5,181	1,187,974
Hana Financial Group, Inc.	8,770	325,040
Hankook Tire Co., Ltd.	1,408	84,051
Hanwha Corporation	3,243	82,854
Hanwha Life Insurance Co., Ltd.	24,021	153,366
Hyosung Corporation	10,788	720,764
Hyundai Department Store Co., Ltd.	564	77,482
Hyundai Hysco Co., Ltd.	3,443	229,692
Hyundai Mobis Co., Ltd.	3,248	911,674
KB Financial Group, Inc.	7,910	275,185
Kia Motors Corporation	12,492	698,801
KIWOOM Securities Co., Ltd.	7,591	313,979
Korea Electric Power Corporation	12,804	472,019
Korea Zinc Co., Ltd.	925	362,942
Korean Air Lines Co., Ltd.*	10,617	350,472
LG Display Co., Ltd.*	24,310	764,042
NAVER Corporation	770	635,452
POSCO	1,016	305,262
Samsung C&T Corporation	1,201	88,550
Samsung Electronics Co., Ltd.	9,170	11,981,360
Samsung Fire & Marine Insurance Co., Ltd.	25,976	6,610,813
Shinhan Financial Group Co., Ltd.	105,366	4,878,827

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Shinsegae Co., Ltd.	279	$60,251
SK Holdings Co., Ltd.	3,959	714,091
SK Hynix, Inc.*	22,952	1,101,324
SK Telecom Co., Ltd.	1,928	450,654
Woori Finance Holdings Co., Ltd.*	23,912	284,779

		34,900,541

Switzerland — 0.5%
Coca-Cola HBC AG*	71,426	1,640,432

Taiwan — 9.6%
Advanced Semiconductor
Engineering, Inc.	68,000	88,479
China Life Insurance Co., Ltd.	187,000	172,545
Compal Electronics, Inc.*	99,000	80,903
CTBC Financial Holding Co., Ltd.	753,000	501,866
Delta Electronics, Inc.	88,000	641,034
Eva Airways Corporation*	150,000	72,091
Far Eastern Department Stores, Ltd.	156,000	146,554
Fubon Financial Holding Co., Ltd.	448,000	647,438
Hon Hai Precision Industry Co., Ltd.	394,000	1,319,579
Inventec Corporation	1,041,000	997,140
Kinsus Interconnect Technology Corporation	161,000	722,553
Largan Precision Co., Ltd.	16,000	1,275,370
MediaTek, Inc.	262,000	4,431,308
Pou Chen Corporation	329,000	396,127
President Chain Store Corporation*	109,000	872,497
Richtek Technology Corporation	73,000	446,195
Ruentex Development Co., Ltd.	17,000	30,802
Siliconware Precision Industries Co.	178,000	292,414
SinoPac Financial Holdings Co., Ltd.	385,000	173,429
Taishin Financial Holding Co., Ltd.	760,000	389,443
Taiwan Cement Corporation	148,000	224,047
Taiwan Cooperative Financial Holding Co., Ltd.	110,000	62,998
Taiwan Semiconductor Manufacturing Co., Ltd.	3,493,000	14,798,865
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	80,000	1,711,200
Teco Electric and Machinery Co., Ltd.	229,000	263,452
Uni-President Enterprises Corporation	132,000	236,962

		30,995,291

Thailand — 4.1%
Airports of Thailand PCL NVDR	102,300	625,683
Bangkok Bank PCL NVDR	32,000	190,294
BEC World PCL NVDR	238,300	357,946
Big C Supercenter PCL NVDR	270,800	1,702,147
Central Pattana PCL	2,265,900	3,421,017
Glow Energy PCL NVDR	15,400	39,502
Kasikornbank PCL	47,800	301,926
Kasikornbank PCL NVDR	346,431	2,177,536
Krung Thai Bank PCL NVDR	191,200	123,127

	Shares	Value
PTT Exploration & Production PCL NVDR	126,100	$650,801
PTT Global Chemical PCL NVDR	187,800	390,587
Robinson Department Store PCL	434,800	763,630
Siam Commercial Bank PCL	366,800	1,904,354
TMB Bank PCL	9,175,500	684,169

		13,332,719

Turkey — 2.4%
Akfen Holding AS	106,500	258,886
BIM Birlesik Magazalar AS	14,338	328,909
Coca-Cola Icecek AS	23,277	574,619
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	61,091	76,702
Enka Insaat ve Sanayi AS	153,156	415,674
TAV Havalimanlari Holding AS	70,531	560,959
Tofas Turk Otomobil Fabrikasi AS	30,634	190,143
Türkiye Garanti Bankasi AS	631,382	2,470,573
Türkiye Halk Bankasi AS	32,111	240,992
Türkiye Is Bankasi	40,557	109,691
Ulker Biskuvi Sanayi AS	106,104	888,958
Yapi ve Kredi Bankasi AS	687,987	1,500,283

		7,616,389

United Kingdom — 5.9%
Anglo American PLC	465,759	11,397,820
Tullow Oil PLC	526,025	7,683,501

		19,081,321

United States of America — 0.9%
Cognizant Technology Solutions Corporation Class A*	50,900	2,489,519
First Cash Financial Services, Inc.Δ*	5,000	287,950
Southern Copper CorporationΔ	3,900	118,443

		2,895,912

Total Foreign Common Stocks (Cost $280,631,425)		290,571,559

FOREIGN PREFERRED STOCKS — 2.6%
Brazil — 1.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar
2.25%, 04/17/14	29,200	1,361,213
Cia Energetica de Sao Paulo, Class B 0.99%, 04/25/14	66,200	830,833
Gerdau SA
0.07%, 03/17/14*	11,509	67,767
Itausa Investimentos Itau SA
0.36%, 05/23/14	367,406	1,436,700
Metalurgica Gerdau SA
0.48%, 05/07/14*	10,900	76,860

		3,773,373

South Korea — 1.4%
Samsung Electronics Co., Ltd.
1.35%, 12/27/13	4,308	4,513,224

Total Foreign Preferred Stocks (Cost $7,776,081)		8,286,597

See Notes to Financial Statements.

	Shares	Value
MONEY MARKET FUNDS — 12.5%
GuideStone Money Market Fund (Investor Class)¥	8,243,411	$8,243,411
Northern Institutional Liquid Assets Portfolio§	32,018,057	32,018,057

Total Money Market Funds (Cost $40,261,468)		40,261,468

TOTAL INVESTMENTS — 105.6%
(Cost $328,668,974)		339,119,624

Liabilities in Excess of Other Assets — (5.6)%		(17,934,936)

NET ASSETS — 100.0%		$321,184,688

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	30.0
Technology	17.2
Materials & Processing	14.3
Money Market Funds	12.5
Consumer Discretionary	8.1
Energy	8.0
Utilities	5.3
Producer Durables	3.3
Consumer Staples	3.2
Foreign Preferred Stocks	2.6
Healthcare	1.1

105.6

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$524,813	$524,813	$—	$—
Austria	1,130,575	1,130,575	—	—
Bermuda	3,181,426	3,181,426	—	—
Brazil	18,376,500	18,376,500	—	—
Canada	8,396,169	8,396,169	—	—
Chile	2,809,224	2,809,224	—	—
China	23,372,475	23,372,475	—	—
Colombia	1,861,156	1,861,156	—	—
Cyprus	1,764,957	1,764,957	—	—
Egypt	375,328	375,328	—	—
Estonia	548,967	548,967	—	—
Hong Kong	15,788,074	15,788,074	—	—
Hungary	697,556	697,556	—	—
India	24,678,495	24,678,495	—	—
Indonesia	7,247,963	7,247,963	—	—
Jersey	206,420	206,420	—	—
Kenya	330,337	330,337	—	—
Luxembourg	1,168,220	1,168,220	—	—
Malaysia	6,699,763	6,699,763	—	—
Mexico	16,129,145	16,129,145	—	—
Mongolia	106,562	106,562	—	—
Netherlands	5,009,249	5,009,249	—	—
Nigeria	3,969,128	3,969,128	—	—
Philippines	1,417,265	1,417,265	—	—
Poland	2,766,571	2,766,571	—	—
Russia	17,708,553	17,708,553	—	—
South Africa	13,844,063	13,844,063	—	—
South Korea	34,900,541	34,900,541	—	—
Switzerland	1,640,432	1,640,432	—	—
Taiwan	30,995,291	30,995,291	—	—
Thailand	13,332,719	13,332,719	—	—
Turkey	7,616,389	7,616,389	—	—
United Kingdom	19,081,321	19,081,321	—	—
United States of America	2,895,912	2,895,912	—	—
Foreign Preferred Stocks:
Brazil	3,773,373	3,773,373	—	—
South Korea	4,513,224	4,513,224	—	—
Money Market Funds	40,261,468	40,261,468	—	—

Total Assets — Investments in Securities	$339,119,624	$339,119,624	$—	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(186,748)	$—	$(186,748)	$—
Futures Contracts	(164,077)	(164,077)	—	—

Total Liabilities — Other Financial Instruments	$(350,825)	$(164,077)	$(186,748)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2014 is $49,418,885.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	Defensive Market	Equity Index
	Strategies Fund	Fund
Assets
Investments in securities of unaffiliated issuers, at value	$595,868,309	$397,507,704
Investments in securities of affiliated issuers, at value	17,759,892	14,056,011

Total investments(1)(2)	613,628,201	411,563,715
Cash	718,450	—
Cash collateral for derivatives	856,000	537,000
Deposits with broker for securities sold short	5,263	—
Foreign currency(3)	42,834	—
Receivables:
Dividends and reclaims	543,466	339,688
Interest	703,864	—
Securities lending	14,616	2,543
Investment securities sold	1,702,159	492,601
Fund shares sold	424,733	218,575
Variation margin on financial futures contracts	3,700	3,076
Unrealized appreciation on foreign currency exchange contracts	21	—
Prepaid expenses and other assets	9,617	15,378

Total Assets	618,652,924	413,172,576

Liabilities
Securities sold short, at value(4)	—	—
Options written at value(5)	195,590	—
Unrealized depreciation on foreign currency exchange contracts	47,086	—
Collateral held for securities on loan at value	75,859,414	29,596,320
Collateral held for derivatives	—	—
Payables:
Investment securities purchased	1,706,639	320,145
Dividends on short sales	—	—
Fund shares redeemed	66,344	196,904
Variation margin on financial futures contracts	—	—
Securities lending	3,213	559
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	315,246	21,930
Shareholder servicing fees	86,659	58,131
Other expenses	108,605	115,355

Total Liabilities	78,388,796	30,309,344

Net Assets	$540,264,128	$382,863,232

Net Assets Consist of:
Paid-in-capital	$464,370,656	$235,043,844
Accumulated (distributions in excess of) net investment income (loss)	57,890	79,802
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	18,513,384	(3,032,117)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	57,322,198	150,771,703

Net Assets	$540,264,128	$382,863,232

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$95,665,400	$86,714,731

Institutional shares outstanding	7,940,262	9,740,303

Net asset value, offering and redemption price per Institutional share	$12.05	$8.90

Net assets applicable to the Investor Class	$444,598,728	$296,148,501

Investor shares outstanding	36,932,352	13,496,466

Net asset value, offering and redemption price per Investor share	$12.04	$21.94

(1) Investments in securities of unaffiliated issuers, at cost	$538,945,493	$246,948,687
Investments in securities of affiliated issuers, at cost	17,759,892	14,056,011

Total investments at cost	$556,705,385	$261,004,698

(2) Includes securities loaned of:	$74,358,611	$29,037,846

(3) Foreign currency at cost	$41,964	$—

(4) Proceeds from securities sold short	$—	$—

(5) Premiums received on options written	$442,029	$—

(6) Net of $(651,235) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund

$1,543,184,563	$1,595,912,672	$731,726,903	$1,547,610,063	$330,876,213
38,257,778	66,683,471	26,216,178	69,625,310	8,243,411

1,581,442,341	1,662,596,143	757,943,081	1,617,235,373	339,119,624
—	—	65,803	37,555	8,534,034
1,651,875	3,054,000	1,133,000	14,966,056	1,963,000
—	—	—	2,173,043	—
—	—	3	5,889,745	4,526,869

1,141,202	555,779	320,042	5,507,564	922,995
—	—	24	—	—
13,175	17,588	66,606	52,588	28,104
28,591,583	3,025,097	5,584,620	2,096,582	153,317
43,785	128,993	134,189	73,521	119,684
8,080	14,120	184,260	1,170,378	76,871
—	—	—	2,976,493	646,544
22,665	24,218	17,071	23,732	23,122

1,612,914,706	1,669,415,938	765,448,699	1,652,202,630	356,114,164

—	—	—	96,880,005	—
—	—	—	—	—
—	—	—	2,142,193	833,292
171,496,313	191,433,530	183,223,771	77,202,766	32,018,057
—	—	—	1,650,000	—

32,636,677	10,135,762	5,548,000	2,963,969	497,321
—	—	—	116,869	—
165,498	431	175,018	184,877	—
—	—	—	193,685	317,945
2,897	3,868	14,636	11,570	6,180
—	—	—	3,396	674,327

709,831	932,338	404,564	964,507	234,143
221,990	238,180	93,786	234,856	52,852
94,686	91,211	120,830	377,677	295,359

205,327,892	202,835,320	189,580,605	182,926,370	34,929,476

$1,407,586,814	$1,466,580,618	$575,868,094	$1,469,276,260	$321,184,688

$1,026,295,642	$1,033,809,825	$451,210,624	$1,235,268,091	$306,377,017
173,583	(2,222,351)	351,241	20,371,763	494,514

43,756,033	63,448,140	43,834,517	(30,940,736)	4,857,536

337,361,556	371,545,004	80,471,712	244,577,142	9,455,621	(6)

$1,407,586,814	$1,466,580,618	$575,868,094	$1,469,276,260	$321,184,688

$275,698,810	$243,841,050	$92,682,043	$276,449,479	$50,571,007

26,921,883	19,806,920	8,757,443	23,063,319	4,837,866

$10.24	$12.31	$10.58	$11.99	$10.45

$1,131,888,004	$1,222,739,568	$483,186,051	$1,192,826,781	$270,613,681

51,280,340	52,041,567	26,005,668	75,476,138	25,930,496

$22.07	$23.50	$18.58	$15.80	$10.44

$1,206,205,909	$1,225,239,653	$651,929,206	$1,297,687,012	$320,425,563
38,257,778	66,683,471	26,216,178	69,625,310	8,243,411

$1,244,463,687	$1,291,923,124	$678,145,384	$1,367,312,322	$328,668,974

$167,163,731	$188,089,507	$179,121,179	$78,616,108	$33,884,953

$—	$—	$3	$5,827,990	$4,523,936

$—	$—	$—	$90,481,970	$—

$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Investment Income
Dividends	$3,994,114	$3,448,586
Income distributions received from affiliated funds	1,743	634
Interest	1,274,854	—
Securities lending	89,020	23,748
Less foreign taxes withheld	(21,313)	(391)

Total Investment Income	5,338,418	3,472,577

Expenses
Investment advisory fees	1,880,098	272,534
Transfer agent fees:
Institutional shares	1,878	1,861
Investor shares	9,633	12,408
Custodian fees	72,914	14,640
Shareholder servicing fees:
Investor shares	498,273	345,177
Accounting and administration fees	85,325	49,756
Professional fees	33,459	33,115
Blue sky fees:
Institutional shares	1,007	902
Investor shares	10,465	10,580
Shareholder reporting fees:
Institutional shares	237	176
Investor shares	2,798	7,479
Trustee expenses	2,368	1,701
Line of credit facility fees	1,759	1,262
Other expenses	91,794	10,602

Total expenses before dividends and interest on securities sold short	2,692,008	762,193
Dividends and interest on securities sold short	112,856	—
Expenses waived/reimbursed net of amount recaptured(1)	173,959	(139,322)
Fees paid indirectly	(25,716)	—

Net expenses	2,953,107	622,871

Net Investment Income (Loss)	2,385,311	2,849,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	27,913,625	3,122,198
Investment securities sold short	(2,965,401)	—
Futures transactions	1,619,128	1,050,719
Swap agreements	—	—
Option contracts written	1,306,921	—
Option contracts purchased	(186,885)	—
Foreign currency transactions	21,062	—

Net realized gain	27,708,450	4,172,917

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $(651,235) for Emerging Markets Equity)	2,035,830	17,777,204
Investment securities sold short	2,005,549	—
Futures	(641,176)	(215,315)
Option contracts written	216,998	—
Option contracts purchased	144,396	—
Foreign currency translation	(15,143)	—

Net change in unrealized appreciation	3,746,454	17,561,889

Net Realized and Unrealized Gain	31,454,904	21,734,806

Net Increase in Net Assets Resulting from Operations	$33,840,215	$24,584,512

(1) See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund

$14,035,635	$4,892,673	$2,567,372	$35,700,860	$4,146,385
1,958	2,975	1,062	3,379	675
—	—	369,439	—	—
113,120	141,504	427,044	657,448	112,297
(144,885)	(45,043)	(1,922)	(2,685,705)	(349,609)

14,005,828	4,992,109	3,362,995	33,675,982	3,909,748

4,181,241	5,828,905	2,485,429	6,180,959	1,857,163

1,948	1,922	1,966	1,967	1,847
13,722	13,272	14,109	13,108	9,335
33,643	40,808	70,792	301,131	330,892

1,300,714	1,419,635	568,830	1,374,105	300,352
147,035	154,127	112,470	303,057	72,012
32,212	32,212	34,706	34,082	31,293

902	900	900	901	7,229
11,047	10,088	11,888	10,651	10,325

306	273	377	392	148
10,103	9,118	10,806	9,606	598
6,399	6,778	2,723	6,755	1,399
4,756	5,045	2,026	5,046	1,039
29,808	20,153	14,093	295,772	63,340

5,773,836	7,543,236	3,331,115	8,537,532	2,686,972
—	—	—	1,670,824	—
(47,044)	(308,038)	(55,691)	(409,307)	(516,185)
(16,024)	(23,694)	(28,728)	(13,940)	—

5,710,768	7,211,504	3,246,696	9,785,109	2,170,787

8,295,060	(2,219,395)	116,299	23,890,873	1,738,961

72,941,707	69,746,657	33,173,090	46,808,511	2,585,225
—	—	—	(8,839,702)	—
3,733,916	6,070,920	4,771,598	1,749,054	2,294,247
—	—	—	—	(339,446)
—	—	12,505	—	—
—	—	(23,934)	—	—
—	(5,644)	(6,520)	1,271,553	888,550

76,675,623	75,811,933	37,926,739	40,989,416	5,428,576

2,710,782	(22,017,624)	(22,555,184)	(15,037,432)	15,902,575
—	—	—	4,915,782	—
(1,408,191)	(1,480,188)	(3,687,772)	(3,649,325)	(1,098,716)
—	—	1,839	—	—
—	—	954	—	—
—	—	(5,555)	1,462,025	(218,646)

1,302,591	(23,497,812)	(26,245,718)	(12,308,950)	14,585,213

77,978,214	52,314,121	11,681,021	28,680,466	20,013,789

$86,273,274	$50,094,726	$11,797,320	$52,571,339	$21,752,750

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)
Operations:
Net investment income	$2,385,311	$4,705,867
Net realized gain on investment securities, foreign currency transactions and derivative transactions	27,708,450	38,163,236
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	3,746,454	31,726,828

Net increase in net assets resulting from operations	33,840,215	74,595,931

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(434,894)	(1,173,699)
Investor shares	(1,663,665)	(4,069,569)
Distributions from net realized capital gains
Institutional shares	(907,400)	(7,059,195)
Investor shares	(4,207,804)	(30,890,202)

Total dividends and distributions	(7,213,763)	(43,192,665)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	6,353,590	7,592,070
Investor shares	37,354,844	74,050,825
Reinvestment of dividends and distributions
Institutional shares	1,340,829	8,223,321
Investor shares	5,870,805	34,959,748

Total proceeds from shares sold and reinvested	50,920,068	124,825,964

Value of shares redeemed
Institutional shares	(6,151,345)	(18,746,972)
Investor shares	(15,838,057)	(52,760,180)

Total value of shares redeemed	(21,989,402)	(71,507,152)

Net increase (decrease) from capital share transactions(1)	28,930,666	53,318,812

Total increase in net assets	55,557,118	84,722,078

Net Assets:
Beginning of Period	484,707,010	399,984,932

End of Period*	$540,264,128	$484,707,010

*Including undistributed net investment income	$57,890	$(228,862)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Equity Index Fund		Value Equity Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
(Unaudited)		(Unaudited)

$2,849,706	$5,140,974	$8,295,060	$17,980,537

4,172,917	6,248,500	76,675,623	145,880,242

17,561,889	72,374,800	1,302,591	219,682,889

24,584,512	83,764,274	86,273,274	383,543,668

(1,273,378)	(1,910,992)	(3,274,501)	(9,104,181)
(1,561,414)	(3,169,798)	(5,093,196)	(16,327,168)

(600,021)	(1,874,438)	(5,093,669)	(12,958,074)
(844,022)	(3,460,464)	(9,851,199)	(27,109,606)

(4,278,835)	(10,415,692)	(23,312,565)	(65,499,029)

17,317,795	8,865,349	19,183,331	23,449,413
18,654,003	42,055,015	29,097,562	82,826,039

1,871,680	3,781,445	8,361,170	22,042,894
2,405,422	6,630,100	14,941,879	43,431,117

40,248,900	61,331,909	71,583,942	171,749,463

(2,118,953)	(5,225,280)	(14,159,277)	(58,523,134)
(31,887,350)	(28,402,934)	(55,813,191)	(236,877,855)

(34,006,303)	(33,628,214)	(69,972,468)	(295,400,989)

6,242,597	27,703,695	1,611,474	(123,651,526)

26,548,274	101,052,277	64,572,183	194,393,113

356,314,958	255,262,681	1,343,014,631	1,148,621,518

$382,863,232	$356,314,958	$1,407,586,814	$1,343,014,631

$79,802	$64,888	$173,583	$246,220

See Notes to Financial Statements.

	Growth Equity Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)
Operations:
Net investment income (loss)	$(2,219,395)	$(2,466,606)
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	75,811,933	250,816,707
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	(23,497,812)	143,263,745

Net increase (decrease) in net assets resulting from operations	50,094,726	391,613,846

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	—
Investor shares	(2,956)	—
Distributions from net realized capital gains
Institutional shares	(6,284,330)	(59,354,927)
Investor shares	(16,712,836)	(184,064,261)

Total dividends and distributions	(23,000,122)	(243,419,188)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	19,176,502	16,158,120
Investor shares	53,661,646	57,212,428
Reinvestment of dividends and distributions
Institutional shares	6,281,118	59,313,648
Investor shares	16,714,617	184,053,788

Total proceeds from shares sold and reinvested	95,833,883	316,737,984

Value of shares redeemed
Institutional shares	(11,719,675)	(51,027,934)
Investor shares	(63,272,039)	(216,524,263)

Total value of shares redeemed	(74,991,714)	(267,552,197)

Net increase (decrease) from capital share transactions(2)	20,842,169	49,185,787

Total increase (decrease) in net assets	47,936,773	197,380,445

Net Assets:
Beginning of Period	1,418,643,845	1,221,263,400

End of Period*	$1,466,580,618	$1,418,643,845

*Including undistributed (distributions in excess of) net investment income	$(2,222,351)	$—

(1)	Inception Date for the Emerging Markets Equity Fund was October 31, 2013.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Fund		Emerging Markets Equity Fund
For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Period 10/31/13(1)-12/31/13
(Unaudited)		(Unaudited)		(Unaudited)

$116,299	$1,303,539	$23,890,873	$22,034,086	$1,738,961	$(255,400)

37,926,739	107,941,603	40,989,416	94,811,477	5,428,576	(1,814,887)

(26,245,718)	55,420,545	(12,308,950)	138,069,814	14,585,213	(5,129,592)

11,797,320	164,665,687	52,571,339	254,915,377	21,752,750	(7,199,879)

—	(680,686)	—	(5,710,188)	—	—
(3,234)	(1,183,448)	—	(15,633,737)	—	—

—	(21,979,674)	—	—	—	—
—	(82,693,531)	—	—	—	—

(3,234)	(106,537,339)	—	(21,343,925)	—	—

11,272,747	8,015,941	15,482,667	26,480,523	4,513,195	47,632,875
26,577,459	58,431,827	39,870,074	116,146,641	21,205,415	250,401,654

—	22,649,010	—	5,708,234	—	—
3,234	83,870,624	—	15,631,209	—	—

37,853,440	172,967,402	55,352,741	163,966,607	25,718,610	298,034,529

(4,963,208)	(16,576,386)	(18,284,530)	(75,614,406)	(3,832,822)	(64,000)
(43,661,055)	(84,498,033)	(37,044,167)	(331,679,243)	(13,054,938)	(169,562)

(48,624,263)	(101,074,419)	(55,328,697)	(407,293,649)	(16,887,760)	(233,562)

(10,770,823)	71,892,983	24,044	(243,327,042)	8,830,850	297,800,967

1,023,263	130,021,331	52,595,383	(9,755,590)	30,583,600	290,601,088

574,844,831	444,823,500	1,416,680,877	1,426,436,467	290,601,088	—

$575,868,094	$574,844,831	$1,469,276,260	$1,416,680,877	$321,184,688	$290,601,088

$351,241	$238,176	$20,371,763	$(3,519,110)	$494,514	$(1,244,447)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Defensive Market Strategies Fund
Institutional Class
2014(3)	$11.43	$0.06	#	$0.74		$(0.06)	$(0.12)	$12.05	6.92%	$95,665	1.02	%(4)	0.91	%(4)	1.09%	71%
2013(5)	10.61	0.14	#	1.80	(6)	(0.15)	(0.97)	11.43	18.47	89,430	1.10	(4)	1.13	(4)	1.25	208
2012	10.20	0.18	#	0.73	(6)	(0.18)	(0.32)	10.61	8.93	85,347	1.04	(4)	1.12	(4)	1.67	304
2011(7)	10.00	0.04	#	0.21	(6)	(0.04)	(0.01)	10.20	2.51	74,516	1.03	(4)	1.10	(4)	1.11	120
Investor Class
2014(3)	$11.42	$0.05	#	$0.74		$(0.05)	$(0.12)	$12.04	6.84%	$444,599	1.20	%(4)	1.15	%(4)	0.91%	71%
2013(5)	10.60	0.12	#	1.79	(6)	(0.12)	(0.97)	11.42	18.22	395,277	1.36	(4)	1.38	(4)	0.99	208
2012	10.20	0.15	#	0.72	(6)	(0.15)	(0.32)	10.60	8.57	314,638	1.30	(4)	1.37	(4)	1.42	304
2011(7)	10.00	0.03	#	0.21	(6)	(0.03)	(0.01)	10.20	2.43	240,529	1.29	(4)	1.35	(4)	0.86	120
Equity Index Fund
Institutional Class
2014(3)	$8.50	$0.07	#	$0.52		$(0.13)	$(0.06)	$8.90	7.02%	$86,715	0.21%		0.22%		1.72%	3%
2013(8)	6.85	0.14	#	2.02	(6)	(0.26)	(0.25)	8.50	32.04	66,378	0.23		0.24		1.81	4
2012	6.29	0.13	#	0.86	(6)	(0.25)	(0.18)	6.85	15.92	47,071	0.23		0.24		1.95	3
2011	8.63	0.15	#	0.04	(6)	(0.31)	(2.22)	6.29	3.00	36,721	0.23		0.24		1.71	4
2010	7.77	0.14	#	0.97		(0.25)	—	8.63	14.57	71,093	0.22		0.22		1.77	5
2009	6.36	0.14	#	1.49		(0.22)	—	7.77	26.38	65,217	0.22		0.24		2.05	4
Investor Class
2014(3)	$20.69	$0.16	#	$1.27		$(0.12)	$(0.06)	$21.94	6.91%	$296,149	0.38%		0.47%		1.56%	3%
2013(8)	16.07	0.31	#	4.79	(6)	(0.23)	(0.25)	20.69	31.95	289,937	0.38		0.48		1.66	4
2012	14.24	0.28	#	1.95	(6)	(0.22)	(0.18)	16.07	15.76	208,192	0.38		0.49		1.79	3
2011	16.36	0.26	#	0.12	(6)	(0.28)	(2.22)	14.24	2.75	183,076	0.38		0.47		1.57	4
2010	14.51	0.24	#	1.84		(0.23)	—	16.36	14.45	335,859	0.37		0.41		1.60	5
2009	11.70	0.24	#	2.77		(0.20)	—	14.51	26.14	321,486	0.37		0.43		1.90	4

#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the Defensive Market Strategies Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.04%, 0.05%, 0.11% and 0.04% for the years 2011, 2012, 2013 and the six months ended June 30, 2014 respectively.
(5)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.01% and 0.00% for Institutional Class and Investor Class, respectively.
(6)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(7)	Inception date was September 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(8)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Value Equity Fund
Institutional Class
2014(3)	$9.90	$0.07	#	$0.59		$(0.13)	$(0.19)	$10.24	6.65%	$275,699	0.66%	0.67%	1.44%	25%
2013(4)	7.99	0.15	#	2.64	(5)	(0.34)	(0.54)	9.90	35.52	253,988	0.66	0.67	1.61	45
2012	7.03	0.15	#	1.06	(5)	(0.25)	—	7.99	17.47	215,512	0.67	0.68	1.90	27
2011	7.18	0.12	#	(0.07	)(5)	(0.20)	—	7.03	0.57	200,308	0.67	0.68	1.62	35
2010	6.46	0.10	#	0.78		(0.16)	—	7.18	14.01	231,079	0.67	0.68	1.52	36
2009	5.52	0.11	#	1.02		(0.19)	—	6.46	21.35	181,123	0.68	0.69	2.06	32
Investor Class
2014(3)	$21.00	$0.13	#	$1.23		$(0.10)	(0.19)	$22.07	6.49%	$1,131,888	0.90%	0.91%	1.20%	25%
2013(4)	16.18	0.26	#	5.39	(5)	(0.29)	(0.54)	21.00	35.22	1,089,026	0.90	0.91	1.36	45
2012	14.00	0.25	#	2.14	(5)	(0.21)	—	16.18	17.20	933,110	0.92	0.92	1.66	27
2011	14.12	0.20	#	(0.16	)(5)	(0.16)	—	14.00	0.27	852,958	0.89	0.91	1.39	35
2010	12.54	0.17	#	1.56		(0.15)	—	14.12	13.96	958,211	0.85	0.87	1.35	36
2009	10.53	0.20	#	1.98		(0.17)	—	12.54	21.16	1,001,814	0.84	0.88	1.89	32
Growth Equity Fund
Institutional Class
2014(3)	$12.20	$(0.01	)#	$0.45		$—	$(0.33)	$12.31	3.58%	$243,841	0.85%	0.87%	(0.15)%	26%
2013(6)	12.19	—	†#	4.12	(5)	—	(4.11)	12.20	34.83	227,934	0.84	0.88	0.00	83
2012	11.76	0.04	#	2.00	(5)	(0.06)	(1.55)	12.19	17.39	198,329	0.87	0.89	0.33	67
2011	11.91	—	†#	(0.15	)(5)	—	—	11.76	(1.26)	184,418	0.87	0.89	0.02	60
2010	10.00	—	†	1.91		— †	—	11.91	19.13	215,863	0.87	0.89	0.06	63
2009	7.26	0.02		2.74		(0.02)	—	10.00	38.14	196,026	0.87	0.89	0.22	78
Investor Class
2014(3)	$23.02	$(0.04	)#	$0.85		$—	$(0.33)	$23.50	3.51%	$1,222,740	1.06%	1.11%	(0.35)%	26%
2013(6)	20.26	0.05	#	6.92	(5)	—	(4.11)	23.02	34.52	1,190,710	1.05	1.12	(0.22)	83
2012	18.63	0.03	#	3.17	(5)	(0.02)	(1.55)	20.26	17.21	1,022,934	1.05	1.13	0.15	67
2011	18.90	(0.02	)#	(0.25	)(5)	—	—	18.63	(1.43)	915,960	1.02	1.11	(0.13)	60
2010	15.88	(0.01)		3.03		— †	—	18.90	19.03	1,044,060	0.97	1.08	(0.04)	63
2009	11.52	0.01		4.36		(0.01)	—	15.88	37.99	1,067,654	0.96	1.09	0.13	78
Small Cap Equity Fund
Institutional Class
2014(3)	$10.35	$0.01	#	$0.22		$—	$—	$10.58	2.22%	$92,682	0.97%	0.99%	0.25%	67%
2013(7)	10.27	0.06	#	3.82	(5)	(0.08)	(3.72)	10.35	38.39	84,139	0.92	0.94	0.45	161
2012	9.70	0.08	#	1.40	(5)	(0.13)	(0.78)	10.27	15.25	67,723	0.99	1.02	0.79	128
2011	9.61	0.03	#	0.11	(5)	(0.05)	—	9.70	1.40	63,903	1.00	1.03	0.27	165
2010	7.57	0.03	#	2.06		(0.05)	—	9.61	27.64	74,424	1.00	1.02	0.42	177
2009	5.94	0.03	#	1.64		(0.04)	—	7.57	28.12	64,033	1.03	1.05	0.44	130
Investor Class
2014(3)	$18.19	$—	#	$0.39		$—	$—	$18.58	2.14%	$483,186	1.20%	1.23%	0.00%	67%
2013(7)	15.94	0.04	#	5.97	(5)	(0.04)	(3.72)	18.19	38.09	490,706	1.16	1.19	0.22	161
2012	14.62	0.09	#	2.10	(5)	(0.09)	(0.78)	15.94	15.02	377,101	1.19	1.27	0.59	128
2011	14.46	0.01	#	0.17	(5)	(0.02)	—	14.62	1.22	354,013	1.17	1.26	0.10	165
2010	11.37	0.03	#	3.09		(0.03)	—	14.46	27.47	400,072	1.15	1.21	0.27	177
2009	8.91	0.03	#	2.46		(0.03)	—	11.37	27.93	356,043	1.14	1.25	0.33	130

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.
(7)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01 and $0.01, Total Return by 0.14% and 0.08%, and the Ratio of Net Investment Income to Average Net Assets by 0.07% and 0.08% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2014(3)	$11.55	$0.20	#	$0.24		$—	$—		$11.99	3.81%	$276,449	1.19	%(4)	1.25	%(4)	3.56%	19%
2013(5)	9.96	0.18	#	1.66	(6)	(0.25)	—		11.55	18.49	269,499	1.11	(4)	1.25	(4)	1.69	51
2012	8.67	0.18	#	1.33	(6)	(0.22)	—		9.96	17.43	270,130	1.15	(4)	1.32	(4)	1.89	53
2011	10.35	0.22	#	(1.66	)(6)	(0.24)	—		8.67	(13.86)	223,677	1.02	(4)	1.22	(4)	2.17	82
2010	9.64	0.17	#	0.83		(0.29)	—		10.35	10.45	262,103	0.97	(4)	1.19	(4)	1.81	56
2009	7.32	0.17	#	2.42		(0.27)	—	†	9.64	35.81	240,483	0.98	(4)	1.21	(4)	2.12	59
Investor Class
2014(3)	$15.24	$0.25	#	$0.31		$—	$—		$15.80	3.68%	$1,192,827	1.44	%(4)	1.50	%(4)	3.36%	19%
2013(5)	13.07	0.20	#	2.18	(6)	(0.21)	—		15.24	18.23	1,147,181	1.35	(4)	1.49	(4)	1.44	51
2012	11.33	0.20	#	1.73	(6)	(0.19)	—		13.07	17.05	1,156,306	1.39	(4)	1.57	(4)	1.65	53
2011	13.43	0.25	#	(2.13	)(6)	(0.22)	—		11.33	(14.01)	955,305	1.24	(4)	1.45	(4)	1.95	82
2010	12.44	0.21	#	1.05		(0.27)	—		13.43	10.14	1,029,317	1.15	(4)	1.38	(4)	1.67	56
2009	9.38	0.20	#	3.11		(0.25)	—	†	12.44	35.61	1,101,628	1.16	(4)	1.40	(4)	1.98	59
Emerging Markets Equity Fund
Institutional Class
2014(3)	$9.75	$0.07	#	$0.63		$—	$—		$10.45	7.18%	$50,571	1.25%		1.62%		1.38%	21%
2013(7)(8)	10.00	(0.01	)#	(0.24	)(6)	—	—		9.75	(2.50)	46,420	1.25		1.55		(0.34)	6
Investor Class
2014(3)	$9.75	$0.05	#	$0.64		$—	$—		$10.44	7.08%	$270,614	1.50%		1.84%		1.13%	21%
2013(7)(8)	10.00	(0.01	)#	(0.24	)(6)	—	—		9.75	(2.50)	244,181	1.50		1.78		(0.58)	6

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(2)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio for both the Institutional and Investor Classes by 0.04% for the years 2009 and 2010, and 0.08%, 0.20% and 0.15% for the years 2011, 2012 and 2013, respectively, and increased the ratio 0.23% for the Institutional Class and 0.24% for the Investor Class for the six months ended June 30, 2014.
(5)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.03% for Institutional Class and Investor Class, respectively.
(6)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(7)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.00% and 0.01% for Institutional Class and Investor Class, respectively.
(8)	Inception Date was October 31, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 90.7%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/16	$2,795,900	$3,083,150
2.50%, 07/15/16	6,167,200	7,859,617
2.38%, 01/15/17	1,750,000	2,251,652
0.13%, 04/15/17	8,173,300	8,828,284
0.13%, 04/15/18	34,890,000	36,977,445
1.38%, 07/15/18	3,300,000	3,965,976
0.13%, 04/15/19	13,095,000	13,646,399
1.38%, 01/15/20	5,560,000	6,689,774
1.25%, 07/15/20	5,480,000	6,532,299
1.13%, 01/15/21	9,875,000	11,599,963
0.63%, 07/15/21	1,080,000	1,197,421
0.13%, 01/15/22	11,059,200	11,668,035
0.13%, 07/15/22	4,945,000	5,135,536
0.13%, 01/15/23	13,114,000	13,430,733
0.38%, 07/15/23	19,990,000	20,770,638
0.63%, 01/15/24	27,731,000	29,211,338
2.38%, 01/15/25	9,575,200	14,602,532
2.00%, 01/15/26	3,775,000	5,316,929
2.38%, 01/15/27	3,870,000	5,588,154
1.75%, 01/15/28	7,330,000	9,560,008
3.63%, 04/15/28	3,620,000	7,459,579
2.50%, 01/15/29	8,010,000	11,169,295
3.88%, 04/15/29	4,875,000	10,287,175
3.38%, 04/15/32	627,100	1,210,607
2.13%, 02/15/40	2,787,600	3,895,361
2.13%, 02/15/41	4,138,900	5,752,094
0.75%, 02/15/42	6,934,400	6,859,440
0.63%, 02/15/43	10,595,000	9,935,075
1.38%, 02/15/44	4,698,700	5,264,660

Total U.S. Treasury Obligations (Cost $274,303,405)		279,749,169

FOREIGN GOVERNMENT
INFLATION-LINKED BONDS — 6.4%
Australia — 0.7%
Australia Government Bond
1.25%, 02/21/22(A)	1,970,000	2,116,319

Germany — 4.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,606,092
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/16(E)	8,245,000	13,542,697

		15,148,789

Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	960,000	1,471,198

New Zealand — 0.3%
New Zealand Government Bond
3.00%, 09/20/30(Z)	1,096,000	1,014,566

Total Foreign Government Inflation-Linked Bonds (Cost $19,811,680)		19,750,872

	Number of Contracts	Value
PURCHASED OPTIONS — 0.0%
Put Option — 0.0%
10-Year U.S. Treasury Note, Strike Price $122.00, Expires 07/25/14 (UBS)	86	$1,344
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 07/25/14 (UBS)	86	14,781
10-Year U.S. Treasury Note, Strike Price $97.75, Expires 09/12/14 (UBS)	316	21,725

		37,850

Total Purchased Options (Cost $126,133)		37,850

	Shares
MONEY MARKET FUND — 3.0%
GuideStone Money Market Fund (Investor Class)¥ (Cost $9,210,378)	9,210,378	9,210,378

TOTAL INVESTMENTS — 100.1% (Cost $303,451,596)		308,748,269

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.00, Expires 07/25/14 (UBS)(172)		(8,063)

Total Written Options (Premiums received $(61,653))		(8,063)

Liabilities in Excess of Other Assets — (0.1)%		(243,890)

NET ASSETS — 100.0%		$308,496,316

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	90.7
Foreign Government Inflation-Linked Bond	6.4
Money Market Fund	3.0
Purchased Options	—	**
Written Options	—	**

	100.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$19,750,872	$—	$19,750,872	$—
Money Market Fund	9,210,378	9,210,378	—	—
Purchased Options	37,850	37,850	—	—
U.S. Treasury Obligations	279,749,169	—	279,749,169	—

Total Assets — Investments in Securities	$308,748,269	$9,248,228	$299,500,041	$—

Liabilities:
Investments in Securities:
Written Options	$(8,063)	$(8,063)	$—	$—

Total Liabilities — Investments in Securities	$(8,063)	$(8,063)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(274,515)	$—	$(274,515)	$—
Futures Contracts	(115,349)	(115,349)	—	—

Total Liabilities — Other Financial Instruments	$(389,864)	$(115,349)	$(274,515)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

See Notes to Financial Statements.

FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Par	Value
CORPORATE BONDS — 9.3%
CDW LLC
8.50%, 04/01/19	$750,000	$815,625
Chrysler Group LLC
8.00%, 06/15/19	1,000,000	1,091,250
Eagle Rock Energy Partners LP
8.38%, 06/01/19	750,000	813,750
Endo Finance LLC & Endo Finco, Inc.
7.00%, 07/15/19 144A	1,000,000	1,072,500
FMG Resources August 2006 Proprietary, Ltd.
6.00%, 04/01/17 144A	750,000	776,719
GCI, Inc.
8.63%, 11/15/19	750,000	795,000
HD Supply, Inc.
8.13%, 04/15/19	1,000,000	1,103,750
Huntsman International LLC
8.63%, 03/15/20	450,000	488,812
Intelsat Jackson Holdings SA
7.25%, 04/01/19	1,000,000	1,067,500
Michaels Stores, Inc.
7.75%, 11/01/18	750,000	795,000
NBTY, Inc.
9.00%, 10/01/18	1,000,000	1,062,500
Sinclair Television Group, Inc.
8.38%, 10/15/18	650,000	689,813
T-Mobile USA, Inc.
6.46%, 04/28/19	750,000	791,250

Total Corporate Bonds (Cost $11,363,123)		11,363,469

LOAN AGREEMENTS —86.4%
Accudyne Industries
Borrower SCA
Term Loan
4.00%, 12/13/19	1,924,923	1,918,744
ADS Waste Holdings, Inc.
Term B Loan
3.75%, 10/09/19	1,237,437	1,230,693
Affinia Group, Inc.
Term B-2 Loan
4.75%, 04/25/20	921,934	931,153
AlixPartners LLP
Term B-2 Loan
4.00%, 07/02/20	987,500	985,278
Allflex Holdings III, Inc.
Term B Loan
4.25%, 07/17/20	931,958	932,153
Allied Security Holdings LLC
Delayed Draw
Term B-DD Loan
1.63%, 02/14/21 S	130,952	130,461
3.50%, 08/14/21 S	136,986	137,073
Allied Security Holdings LLC
Term B Loan
4.25%, 02/14/21	368,170	366,789
8.00%, 08/14/21	363,014	363,242
American Pacific Corporation
Term B Loan
7.00%, 02/27/19	997,500	1,007,475
Aramark Services, Inc.
Term F Loan
3.25%, 02/24/21	997,500	990,019

	Par	Value
AssuredPartners Capital, Inc.
Term B Loan
4.50%, 04/02/21	$750,000	$750,232
Asurion LLC
Term B-1 Loan
5.00%, 05/24/19	1,239,859	1,246,840
Asurion LLC
Term Loan
8.50%, 02/28/21	1,000,000	1,036,500
Atlantic Power LP
Term Loan
4.75%, 02/24/21	703,101	710,575
Berry Plastics Group, Inc.
Term D Loan
3.50%, 02/08/20	742,481	735,910
BJ’s Wholesale Club, Inc.
Term B Loan
4.50%, 09/26/19	990,013	990,527
BJ’s Wholesale Club, Inc.
Term Loan
8.50%, 03/31/20	500,000	511,565
BMC Software Finance, Inc.
Term B Loan
5.00%, 09/10/20	1,741,250	1,737,263
Brand Energy & Infrastructure Services, Inc.
Term B Loan
4.75%, 11/26/20	975,100	978,854
Brickman Group, Ltd. LLC (The)
Term B Loan
0.00%, 12/18/20 S	1,500,000	1,484,235
BSN Medical International Holding GmbH & Co. KG
Term B-1A Loan
4.00%, 06/01/19	989,352	988,738
CDHR Parent, Inc.
Term Loan
0.00%, 07/01/21 S	750,000	742,500
CDW LLC
Term B-1 Loan
3.25%, 04/29/20	989,978	978,841
Checkout Holding Corporation
Term B Loan
4.50%, 04/09/21	1,000,000	999,580
Chromaflo Technologies Corporation
Term B Loan
4.50%, 12/02/19	497,500	498,744
Cincinnati Bell, Inc.
Term B Loan
4.00%, 09/10/20	1,488,750	1,487,827
Community Health Systems, Inc.
Term D Loan
4.25%, 01/27/21	995,000	1,000,313
CompuCom Systems, Inc.
Term B Loan
4.25%, 05/09/20	1,856,697	1,836,589
CPG International, Inc.
Term B Loan
4.75%, 09/30/20	992,500	994,157
CS Intermediate Holdco 2 LLC
Term B Loan
4.00%, 04/04/21	750,000	748,748

See Notes to Financial Statements.

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CWGS Group LLC
Term B Loan
5.75%, 02/20/20	$493,750	$497,147
DaVita HealthCare
Partners, Inc.
Term B Loan
0.00%, 06/24/21 S	1,000,000	1,004,090
Del Monte Foods, Inc.
Term Loan
4.25%, 11/26/20	498,750	495,738
Dell International LLC
Term B Loan
4.50%, 04/29/20	1,273,600	1,279,395
Delta 2 Lux S.à r.l.
Term B Loan
4.50%, 04/30/19	1,484,962	1,487,027
Dole Food Co., Inc.
Term B Loan
4.50%-5.75%, 11/01/18	494,167	494,577
DS Waters of America, Inc.
Term B Loan
5.25%, 08/30/20	1,240,625	1,253,031
Emerald US, Inc.
Term B Loan
0.00%, 05/09/21 S	750,000	743,910
Entegris, Inc.
Term B Loan
3.50%, 04/30/21	1,000,000	991,880
Exopack Holdngs SA
Term B Loan
5.25%, 05/08/19	696,500	706,948
Fairmount Minerals, Ltd.
Term B-2 Loan
4.50%, 09/05/19	1,240,625	1,251,865
Federal-Mogul Holdings Corporation
Term C Loan
4.75%, 04/15/21	375,000	375,236
Fieldwood Energy LLC
Term B Loan
3.88%, 09/25/18	436,701	437,976
Fieldwood Energy LLC
Term Loan
8.38%, 09/30/20	400,000	412,200
Filtration Group, Inc.
Term B Loan
4.50%, 11/21/20	497,500	500,734
Flexera Software LLC
Term Loan
4.50%, 04/02/20	1,000,000	998,330
Garda World Security Corporation
Term B Loan
4.00%, 11/08/20	396,157	395,496
Garda World Security Corporation Delayed Draw
Term B-DD Loan
4.00%, 11/08/20	101,343	101,173
Gardner Denver, Inc.
Term Loan
4.25%, 07/30/20	1,736,875	1,735,451
Genesys Telecommunications Laboratories, Inc.
Term B Loan
4.00%, 02/08/20	989,975	984,609

	Par	Value
Getty Images, Inc.
Term B Loan
4.75%, 10/18/19	$989,950	$955,856
Great Wolf Resorts, Inc.
Term B Loan
4.50%, 08/06/20	990,000	991,544
HGIM Corporation
Term B Loan
5.50%-6.75%, 06/18/20	743,128	737,867
HUB International, Ltd.
Term B Loan
4.25%, 10/02/20	1,736,897	1,738,095
Hudson’s Bay Co.
Term B Loan
4.75%, 11/04/20	786,250	795,795
Husky Injection Molding Systems, Ltd.
Term B Loan
0.00%, 06/30/21 S	1,000,000	1,003,750
IMG Worldwide Holdings LLC
Term B Loan
5.25%, 05/06/21	1,500,000	1,509,000
Infor US, Inc.
Term B-3 Loan
3.75%, 06/03/20	981,246	973,150
Integra Telecom Holdings, Inc.
Term Loan
5.25%, 02/22/19	989,975	995,172
Interactive Data Corporation
Term B Loan
4.75%, 05/02/21	1,000,000	1,008,130
ION Media Networks, Inc.
Term B Loan
5.00%, 12/18/20	796,000	798,985
J. Crew Group, Inc.
Term B Loan
4.00%, 03/05/21	1,269,579	1,251,526
Jazz Acquisition, Inc.
Term Loan
0.00%, 06/25/21 S	1,000,000	1,003,750
Jo-Ann Stores, Inc.
Term Loan
4.00%, 03/18/18	742,481	737,224
Kronos, Inc.
Term B Loan
4.50%, 10/30/19	250,000	251,750
9.75%, 04/30/20	750,000	777,187
Level 3 Financing, Inc.
Term B-III Loan
4.00%, 08/01/19	1,250,000	1,251,038
Liberty Cablevision of Puerto Rico LLC
Term Loan
0.00%, 12/26/21 S	800,000	800,664
Lineage Logistics LLC
Term B Loan
4.50%, 04/07/21	1,246,875	1,238,558
LM US Member LLC
Term B Loan
5.25%, 10/25/19	497,500	500,609
LTS Buyer LLC
Term B Loan
4.00%, 04/13/20	1,237,500	1,233,305

See Notes to Financial Statements.

	Par	Value
McJunkin Red Man Corporation
Term B Loan
5.00%-6.25%, 11/09/19	$496,250	$498,731
Men’s Wearhouse, Inc. (The)
Term B Loan
4.50%, 06/18/21	600,000	602,748
Minerals Technologies, Inc.
Term B Loan
5.50%, 05/09/21	1,000,000	1,003,750
Mission Broadcasting, Inc.
Term B-2 Loan
3.75%, 10/01/20	1,034,948	1,034,306
MPH Acquisition Holdings LLC
Term B Loan
4.00%, 03/31/21	972,727	969,517
Multi Packaging Solutions, Inc.
Term B Loan
4.25%, 09/30/20	997,500	997,191
Murray Energy Corporation
Term B Loan
5.25%, 12/05/19	698,250	706,105
Nautilus Merger Sub, Inc.
Term B Loan
4.00%-5.25%, 03/13/21	1,246,875	1,232,848
Neiman Marcus Group, Ltd. LLC
Term Loan
4.25%, 10/25/20	995,006	992,330
NewPage Corporation
Term B Loan
9.50%, 02/11/21	700,000	700,875
Nexstar Broadcasting, Inc.
Term B-2 Loan
3.75%, 10/01/20	206,990	206,861
Numericable US LLC
Term B-1 Loan
4.50%, 04/23/20	857,846	862,804
Numericable US LLC
Term B-2 Loan
4.50%, 04/23/20	742,154	746,444
OXEA S.à r.l.
Term Loan
8.25%, 06/06/20	750,000	756,248
Pacific Drilling SA
Term B Loan
4.50%, 06/03/18	792,000	794,226
Par Pharmaceutical Cos., Inc.
Term B Loan
4.00%, 09/28/19	1,970,154	1,966,293
Performance Food Group, Inc.
Term Loan
6.25%, 11/14/19	990,000	999,286
PharMEDium Healthcare Corporation
Term Loan
4.25%, 01/28/21	972,500	969,262
Ply Gem Industries, Inc.
Term B Loan
4.00%, 01/30/21	997,500	990,019
Quad/Graphics, Inc.
Term B Loan
4.25%, 04/27/21	750,000	746,250

	Par	Value
Quebecor Media, Inc.
Term B-1 Loan
3.25%, 08/17/20	$992,500	$978,029
Ravago Holdings America, Inc.
Term B Loan
5.50%, 12/20/20	498,750	502,491
RCS Capital Corporation
Term Loan
6.50%, 04/29/19	750,000	765,315
Sabre GLBL, Inc.
Term B-2 Loan
4.50%, 02/19/19	992,500	994,981
SAM Finance Lux S.à r.l.
Term B Loan
4.25%, 11/26/20	497,500	499,057
Sandy Creek Energy Associates LP
Term B Loan
5.00%, 11/08/20	293,232	295,349
Seadrill Operating LP
Term B Loan
4.00%, 02/21/21	498,750	495,294
Sedgwick, Inc.
Term Loan
3.75%, 02/28/21	897,750	883,162
Sequa Corporation
Term B Loan
5.25%, 06/19/17	1,486,171	1,471,310
ServiceMaster Co. LLC (The)
Term B Loan
0.00%, 07/01/21 S	1,000,000	998,130
Spin Holdco, Inc.
Term B Loan
4.25%, 11/08/19	992,512	992,691
Syniverse Holdings, Inc.
Term B Loan
4.00%, 04/23/19	1,211,902	1,210,387
TGGT Holdings LLC
Term B Loan
6.50%, 11/15/18	585,000	588,656
TMS International Corporation
Term B Loan
4.50%, 10/16/20	497,500	499,679
TNT Crane & Rigging, Inc.
Term Loan
5.50%, 11/27/20	497,500	501,853
10.00%, 11/27/21	250,000	251,250
TransUnion LLC
Term B Loan
4.00%, 04/09/21	997,500	997,141
Tribune Co.
Term B Loan
4.00%, 12/27/20	1,243,750	1,245,690
US Foods, Inc.
Term B Loan
4.50%, 03/31/19	1,485,000	1,486,589
VAT Holding AG
Term B Loan
4.75%, 02/11/21	997,500	1,001,869
Velocity Pooling Vehicle LLC
Term B Loan
6.25%, 05/14/21	600,000	564,000
Walter Investment Management Corporation
Term Loan
4.75%, 12/18/20	497,500	491,386

See Notes to Financial Statements.

FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
West Corporation
Term B-10 Loan
3.25%, 06/30/18	$728,015	$723,101
WideOpenWest Finance LLC
Term B Loan
4.75%, 04/01/19	989,975	992,291
Zayo Group LLC
Term B Loan
4.00%, 07/02/19	494,954	495,315
Ziggo BV
Delayed Draw
Term B3-DD Loan
0.00%, 01/15/22 S	509,489	503,238
Ziggo BV
Term B-1 Loan
3.25%, 01/15/22 S	480,723	474,825
Ziggo BV
Term B-2 Loan
3.25%, 01/15/22 S	309,787	305,986

Total Loan Agreements (Cost $104,739,458)		105,136,545

	Shares	Value
MONEY MARKET FUND — 7.8%
GuideStone Money Market Fund (Investor Class)¥ (Cost $9,481,133)	9,481,133	$9,481,133

TOTAL INVESTMENTS — 103.5% (Cost $125,583,714)		125,981,147

Liabilities in Excess of Other Assets — (3.5)%		(4,265,946)

NET ASSETS — 100.0%		$121,715,201

PORTFOLIO SUMMARY (based on net assets)

%
Loan Agreements	86.4
Corporate Bonds	9.3
Money Market Fund	7.8

103.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$11,363,469	$—	$11,363,469	$—
Loan Agreements	105,136,545	—	99,884,642	5,251,903
Money Market Fund	9,481,133	9,481,133	—	—

Total Assets — Investments in Securities	$125,981,147	$9,481,133	$111,248,111	$5,251,903

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/13	$7,100,142	$7,100,142
Accrued discounts/premiums	4,096	4,096
Realized gain (loss)(1)	(124)	(124)
Change in unrealized appreciation (depreciation)(2)	16,675	16,675
Purchases	2,287,018	2,287,018
Sales	(492,536)	(492,536)
Transfers in to Level 3(3)	498,744	498,744
Transfers out of Level 3(4)	(4,162,112)	(4,162,112)
Maturities	—	—
Paydowns	—	—

Balance, 06/30/14	$5,251,903	$5,251,903

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from: Investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investment securities.
(3)

Transfers in to Level 3 represent the value of securities at June 30, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Financial Statements.

REAL ASSETS FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund
(Investor Class)¥	791,426	$791,426
GuideStone Inflation Protected Bond Fund
(Investor Class)¥	1,591,804	16,857,207
GuideStone Flexible Income Fund
(Investor Class)¥	863,255	8,684,349
GuideStone Real Estate Securities Fund
(Investor Class)¥	738,899	7,677,162
GuideStone Global Natural Resources Equity Fund
(Investor Class)¥	800,982	9,003,039
Credit Suisse Commodity Return Strategy Fund*	1,145,017	8,816,632

Total Mutual Funds (Cost $50,263,827)		51,829,815

TOTAL INVESTMENTS — 99.4% (Cost $50,263,827)		51,829,815
Other Assets in Excess of Liabilities — 0.6%		324,154

NET ASSETS — 100.0%		$52,153,969

PORTFOLIO SUMMARY (based on net assets)

%
Real Return Select Funds	81.0
Credit Suisse Commodity Return Strategy Fund	16.9
Fixed Income Select Fund	1.5

99.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$51,829,815	$51,829,815	$—	$—

Total Assets — Investments in Securities	$51,829,815	$51,829,815	$—	$—

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 48.3%
Financial Services — 48.3%
Acadia Realty Trust REITΔ	27,436	$770,677
Alexandria Real Estate Equities, Inc. REIT	28,343	2,200,550
American Campus Communities, Inc. REIT	35,516	1,358,132
American Realty Capital Properties, Inc. REIT	71,218	892,362
Apartment Investment & Management Co. Class A REIT	98,516	3,179,111
AvalonBay Communities, Inc. REITΔ	25,172	3,579,207
Boston Properties, Inc. REITΔ	49,520	5,852,274
Brandywine Realty Trust REITΔ	55,454	865,082
Brixmor Property Group, Inc. REIT	67,290	1,544,305
Chesapeake Lodging Trust REITΔ	26,943	814,487
Cousins Properties, Inc. REIT	99,620	1,240,269
CubeSmart REIT	76,914	1,409,064
CyrusOne, Inc. REIT	54,244	1,350,676
DCT Industrial Trust, Inc. REITΔ	270,146	2,217,899
DDR Corporation REITΔ	75,083	1,323,713
DiamondRock Hospitality Co. REITΔ	85,179	1,091,995
Digital Realty Trust, Inc. REITΔ	21,851	1,274,350
Douglas Emmett, Inc. REIT	81,347	2,295,612
Duke Realty Corporation REIT	215,269	3,909,285
Education Realty Trust, Inc. REIT	137,548	1,477,265
Equity One, Inc. REITΔ	70,003	1,651,371
Equity Residential REIT	109,135	6,875,505
Essex Property Trust, Inc. REIT	13,953	2,580,049
Extra Space Storage, Inc. REITΔ	23,067	1,228,318
Federal Realty Investment Trust REITΔ	17,705	2,140,889
First Industrial Realty Trust, Inc. REITΔ	48,976	922,708
General Growth Properties, Inc. REIT	210,133	4,950,733
Glimcher Realty Trust REITΔ	201,923	2,186,826
HCP, Inc. REIT	87,351	3,614,584
Health Care REIT, Inc.Δ	99,771	6,252,649
Healthcare Realty Trust, Inc. REITΔ	41,412	1,052,693
Home Properties, Inc. REITΔ	11,327	724,475
Host Hotels & Resorts, Inc. REITΔ	53,541	1,178,437
Hudson Pacific Properties, Inc. REIT	41,468	1,050,799
Kilroy Realty Corporation REITΔ	11,588	721,701
LaSalle Hotel Properties REIT	15,065	531,644
Lexington Realty Trust REITΔ	136,306	1,500,729
Macerich Co. (The) REIT	33,284	2,221,707
Mack-Cali Realty Corporation REITΔ	24,519	526,668
National Retail Properties, Inc. REITΔ	45,719	1,700,290
Physicians Realty Trust REITΔ	94,807	1,364,273
Post Properties, Inc. REIT	26,849	1,435,348

	Shares	Value
Prologis, Inc. REIT	48,270	$1,983,414
Public Storage REIT	15,099	2,587,214
Regency Centers Corporation REITΔ	26,592	1,480,643
Retail Properties of America, Inc. Class A REIT	66,545	1,023,462
RLJ Lodging Trust REIT	85,886	2,481,246
Senior Housing Properties Trust REIT	53,151	1,291,038
Simon Property Group, Inc. REITΔ	67,331	11,195,799
SL Green Realty Corporation REITΔ	31,362	3,431,316
Sovran Self Storage, Inc. REIT	24,820	1,917,345
Spirit Realty Capital, Inc. REIT	339,920	3,861,491
Strategic Hotels & Resorts, Inc. REIT*	95,035	1,112,860
Sunstone Hotel Investors, Inc. REIT	162,812	2,430,783
Ventas, Inc. REIT	37,828	2,424,775
Vornado Realty Trust REIT	31,671	3,380,246

Total Common Stocks
(Cost $115,863,149)		125,660,343

FOREIGN COMMON STOCKS — 48.8%
Australia — 6.2%
Australand Property Group REIT	147,712	618,426
Dexus Property Group REIT	1,075,530	1,125,731
Federation Centres, Ltd. REIT	466,021	1,094,193
GDI Property Group REIT	181,027	155,337
Goodman Group REIT	404,345	1,925,451
GPT Group REIT	235,724	853,540
Investa Office Fund REIT	239,815	768,855
Mirvac Group REIT	1,260,487	2,121,611
Scentre Group REIT*	1,039,824	3,137,609
Stockland REIT	421,298	1,541,382
Westfield Corporation REIT	420,850	2,837,413

		16,179,548

Austria — 0.2%
CA Immobilien Anlagen AG*	20,626	391,168

Bermuda — 0.4%
K Wah International Holdings, Ltd.	452,000	315,509
Kerry Properties, Ltd.	208,000	727,291

		1,042,800

Canada — 3.5%
Allied Properties Real Estate Investment Trust REITΔ	45,279	1,500,035
Boardwalk Real Estate Investment Trust REIT	27,540	1,684,326
Canadian Real Estate Investment Trust REIT	17,880	770,631
Chartwell Retirement Residences REIT	119,892	1,217,965
First Capital Realty, Inc.	75,482	1,317,159
H&R Real Estate Investment Trust REIT	48,480	1,052,244
RioCan Real Estate Investment Trust REITΔ	61,391	1,571,237

		9,113,597

Finland — 0.3%
Citycon OYJ	184,000	675,229

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
France — 3.2%
Gecina SA REIT	3,271	$477,011
ICADE REIT	15,465	1,658,099
Klepierre REIT	19,000	968,212
Societe Fonciere Lyonnaise SA REIT	4,500	239,080
Unibail-Rodamco SE REIT	17,093	4,972,488

		8,314,890

Germany — 1.4%
alstria office REIT-AG	40,500	536,377
Deutsche Annington Immobilien SE	26,500	779,796
Deutsche Wohnen AG	57,269	1,235,091
DIC Asset AGΔ	57,922	634,501
LEG Immobilien AG*	7,500	505,220

		3,690,985

Guernsey — 0.1%
NewRiver Retail, Ltd. REIT	57,300	302,033

Hong Kong — 6.6%
Cheung Kong Holdings, Ltd.	42,090	746,719
China Overseas Land & Investment, Ltd.Δ	238,138	577,647
Hang Lung Properties, Ltd.	220,000	678,417
Henderson Land Develop-ment Co., Ltd.Δ	193,600	1,132,814
Hongkong Land Holdings, Ltd.	404,044	2,646,488
Hysan Development Co., Ltd.	207,209	970,490
Link REIT (The)	333,000	1,791,662
New World Development Co., Ltd.	1,221,009	1,389,515
Sun Hung Kai Properties, Ltd.	303,226	4,158,872
Swire Properties, Ltd.	159,366	465,736
Wharf Holdings, Ltd.	251,000	1,807,107
Wheelock & Co., Ltd.	173,445	723,956

		17,089,423

Ireland — 0.2%
Hibernia REIT PLC*	414,815	630,487

Italy — 0.3%
Beni Stabili SpA REITΔ	845,814	775,976

Japan — 13.2%
Advance Residence Investment Corporation REIT	341	861,715
Frontier Real Estate Investment Corporation REIT	121	658,121
Global One Real Estate Investment Corporation REIT	100	294,556
GLP J-REIT	535	598,875
Industrial & Infrastructure Fund Investment Corporation REIT	53	474,518
Japan Prime Realty Investment Corporation REIT	155	556,167
Japan Real Estate Investment Corporation REIT	227	1,322,047
Japan Retail Fund Investment Corporation REIT	473	1,063,614
Kenedix Office Investment Corporation REITΔ	132	717,951
Mitsubishi Estate Co., Ltd.	285,316	7,043,831
Mitsui Fudosan Co., Ltd.	221,612	7,472,747
Mori Trust Sogo Reit, Inc. REIT	124	209,186
Nippon Accommodations Fund, Inc. REIT	262	993,120

	Shares	Value
Nippon Building Fund, Inc. REIT	210	$1,227,185
Nippon Prologis REIT, Inc.	233	543,256
Nomura Real Estate Master Fund, Inc. REIT	899	1,098,625
Nomura Real Estate Office Fund, Inc. REIT	285	1,346,158
NTT Urban Development Corporation	77,300	869,868
Premier Investment Corporation REIT	244	970,653
Sumitomo Realty & Development Co., Ltd.	85,256	3,658,337
Tokyo Tatemono Co., Ltd.Δ	177,892	1,645,376
Tokyu REIT, Inc.	507	707,162

		34,333,068

Jersey — 0.4%
LXB Retail Properties PLC*	380,000	812,911
Max Property Group PLC*	54,329	155,041

		967,952

Luxembourg — 0.6%
GAGFAH SA*	91,674	1,668,911

Mexico — 0.3%
Prologis Property Mexico SA de CV REIT*	381,700	810,563

Netherlands — 0.7%
Corio NV REIT	9,616	491,136
Wereldhave NV REIT	14,447	1,343,217

		1,834,353

Norway — 0.3%
Norwegian Property ASA*	679,000	835,764

Singapore — 3.6%
Ascendas Real Estate Investment Trust REIT	417,000	769,188
CapitaCommercial Trust REIT	1,017,237	1,386,882
CapitaLand, Ltd.	961,696	2,468,062
CapitaMall Trust REIT	365,000	578,134
City Developments, Ltd.	46,000	377,400
Frasers Centrepoint Trust REIT	238,418	362,340
Global Logistic Properties, Ltd.	1,086,886	2,353,510
Mapletree Industrial Trust REIT	270,000	309,648
Suntec Real Estate Investment Trust REITΔ	552,000	801,283

		9,406,447

Spain — 0.3%
Inmobiliaria Colonial SA*	104,867	83,572
Lar Espana Real Estate Socimi SA*	54,355	707,069

		790,641

Sweden — 0.7%
Fabege AB	91,878	1,300,157
Wihlborgs Fastigheter AB	28,458	545,177

		1,845,334

Switzerland — 0.6%
PSP Swiss Property AG*	15,507	1,460,120

United Kingdom — 5.7%
Big Yellow Group PLC REIT	56,931	483,259
British Land Co. PLC REIT	288,389	3,467,163
Capital & Counties Properties PLC	271,712	1,514,523

See Notes to Financial Statements.

	Shares	Value
Derwent London PLC REIT	30,594	$1,402,679
Great Portland Estates PLC REIT	95,600	1,053,642
Hammerson PLC REIT	142,000	1,409,502
Land Securities Group PLC REIT	158,540	2,810,916
Quintain Estates & Development PLC*	336,900	510,262
Safestore Holdings PLC REIT	155,000	578,279
ST Modwen Properties PLC	94,000	576,882
Unite Group PLC	91,574	617,472
Workspace Group PLC REIT	50,958	497,092

		14,921,671

Total Foreign Common Stocks (Cost $122,687,898)		127,080,960

RIGHTS/WARRANTS — 0.0%
Citycon OYJ+*	182,946	100
Sun Hung Kai Properties, Ltd.*	18,583	24,265

Total Rights/Warrants (Cost $0)		24,365

MONEY MARKET FUNDS — 17.0%
GuideStone Money Market Fund (Investor Class)¥	6,254,760	6,254,760
Northern Institutional Liquid Assets Portfolio§	37,954,306	37,954,306

Total Money Market Funds (Cost $44,209,066)		44,209,066

TOTAL INVESTMENTS — 114.1% (Cost $282,760,113)		296,974,734
Liabilities in Excess of Other Assets — (14.1)%		(36,614,834)

NET ASSETS — 100.0%		$260,359,900

PORTFOLIO SUMMARY(based on net assets)

	%
Foreign Common Stocks	48.8
Financial Services	48.3
Money Market Funds	17.0
Rights/Warrants	—	**

	114.1

** Rounds to less than 0.005%.

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$125,660,343	$125,660,343	$—	$—
Foreign Common Stocks:
Australia	16,179,548	16,179,548	—	—
Austria	391,168	391,168	—	—
Bermuda	1,042,800	1,042,800	—	—
Canada	9,113,597	9,113,597	—	—
Finland	675,229	675,229	—	—
France	8,314,890	8,314,890	—	—
Germany	3,690,985	3,690,985	—	—
Guernsey	302,033	302,033	—	—
Hong Kong	17,089,423	17,089,423	—	—
Ireland	630,487	630,487	—	—
Italy	775,976	775,976	—	—
Japan	34,333,068	34,333,068	—	—
Jersey	967,952	967,952	—	—
Luxembourg	1,668,911	1,668,911	—	—
Mexico	810,563	810,563	—	—
Netherlands	1,834,353	1,834,353	—	—
Norway	835,764	835,764	—	—
Singapore	9,406,447	9,406,447	—	—
Spain	790,641	790,641	—	—
Sweden	1,845,334	1,845,334	—	—
Switzerland	1,460,120	1,460,120	—	—
United Kingdom	14,921,671	14,921,671	—	—
Money Market Funds	44,209,066	44,209,066	—	—
Rights/Warrants	24,365	24,365	—	—

Total Assets — Investments in Securities	$296,974,734	$296,974,734	$—	$—

Other Financial Instruments***
Futures Contracts	$83,557	$83,557	$—	$—

Total Assets — Other Financial Instruments	$83,557	$83,557	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2014 is $45,176,377.

See Notes to Financial Statements.

GLOBAL NATURAL RESOURCES EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 29.5%
Energy — 19.5%
Antero Resources
CorporationΔ*	35,000	$2,297,050
Cabot Oil & Gas CorporationΔ	305,872	10,442,470
Concho Resources, Inc.*	31,497	4,551,317
Denbury Resources, Inc.Δ	459,000	8,473,140
Laredo Petroleum, Inc.Δ*	177,142	5,487,859
Noble Energy, Inc.	115,129	8,917,892
Range Resources CorporationΔ	74,600	6,486,470
Rosetta Resources, Inc.Δ*	160,196	8,786,751
Southwestern Energy Co.*	94,621	4,304,309

		59,747,258

Materials & Processing — 7.6%
Compass Minerals
International, Inc.	79,400	7,601,756
Mosaic Co. (The)	216,370	10,699,497
Royal Gold, Inc.Δ	48,000	3,653,760
Stillwater Mining Co.Δ*	65,857	1,155,790

		23,110,803

Utilities — 2.4%
Calpine Corporation*	308,860	7,353,956

Total Common Stocks (Cost $79,502,019)		90,212,017

FOREIGN COMMON STOCKS — 63.1%
Australia — 6.3%
Evolution Mining, Ltd.Δ	897,000	592,079
Gold Road Resources, Ltd.Δ*	385,538	105,427
Gold Road Resources, Ltd. +*	1,429,000	343,607
Gryphon Minerals, Ltd.*	976,000	147,251
Iluka Resources, Ltd.	1,091,196	8,365,318
Mineral Resources, Ltd.	709,293	6,414,066
Newcrest Mining, Ltd.*	184,000	1,825,251
Papillon Resources, Ltd.*	731,000	1,302,772

		19,095,771

Bermuda — 1.4%
Continental Gold, Ltd.Δ*	241,000	790,497
Kosmos Energy, Ltd.*	305,600	3,431,888

		4,222,385

Canada — 39.7%
Agnico Eagle Mines, Ltd.Δ	107,800	4,128,271
Alamos Gold, Inc.	83,000	839,295
ARC Resources, Ltd.Δ	113,200	3,446,763
Argonaut Gold, Inc.Δ*	368,000	1,524,352
Asanko Gold, Inc.Δ*	341,000	885,962
AuRico Gold, Inc.Δ	609,000	2,594,340
B2Gold CorporationΔ*	1,261,000	3,678,926
Bear Creek Mining CorporationΔ*	193,100	542,899
Belo Sun Mining CorporationΔ*	289,000	47,397
Castle Mountain Mining Co., Ltd.*	216,000	137,651
Cayden Resources, Inc.Δ*	80,000	138,700
Eastmain Resources, Inc.*	215,000	85,633
Eldorado Gold CorporationΔ	683,000	5,218,120
First Quantum Minerals, Ltd.Δ	630,530	13,484,555
Fortuna Silver Mines, Inc.Δ*	112,000	617,120
Franco-Nevada CorporationΔ	63,000	3,612,420
Gold Canyon Resources, Inc.*	209,000	66,595
Goldcorp, Inc.Δ	488,239	13,626,750
Guyana Goldfields, Inc.Δ*	200,000	483,576

	Shares	Value
Hudbay Minerals, Inc.Δ	421,800	$3,918,522
Klondex Mines, Ltd.*	383,000	717,867
Midway Gold CorporationΔ*	366,000	329,400
New Gold, Inc.Δ*	1,764,362	11,238,049
OceanaGold Corporation*	126,000	390,853
Orezone Gold Corporation*	347,000	282,920
Osisko Gold Royalties, Ltd.*	83,700	1,258,971
Painted Pony Petroleum, Ltd.*	264,300	3,380,999
Peyto Exploration & Development CorporationΔ	239,680	9,054,403
Premier Gold Mines, Ltd.*	93,000	257,111
Pretium Resources, Inc.Δ*	66,000	546,160
Primero Mining CorporationΔ*	208,100	1,666,881
Probe Mines, Ltd.Δ*	52,000	132,552
Rio Alto Mining, Ltd.Δ*	407,800	947,794
Romarco Minerals, Inc.Δ*	380,000	316,949
Roxgold, Inc.*	755,400	601,743
Rubicon Minerals CorporationΔ*	316,000	465,206
Sabina Gold & Silver CorporationΔ*	403,000	328,579
SEMAFO, Inc.	237,000	1,112,759
Silver Wheaton CorporationΔ	120,000	3,152,400
Sulliden Gold Corporation, Ltd.*	447,000	578,099
Tahoe Resources, Inc.Δ*	145,600	3,812,440
Timmins Gold Corporation*	455,962	816,164
Torex Gold Resources, Inc.*	1,085,000	1,657,420
Tourmaline Oil Corporation*	4,600	242,534
Turquoise Hill Resources, Ltd.Δ*	4,219,840	14,094,266
Yamana Gold, Inc.Δ	596,562	4,905,579

		121,365,945

Chile — 3.8%
Sociedad Quimica y Minera de Chile SA ADRΔ	395,332	11,587,181

Jersey — 2.1%
Lydian International, Ltd.Δ*	340,800	405,619
Randgold Resources, Ltd. ADRΔ	72,000	6,091,200

		6,496,819

Papua New Guinea — 1.9%
Oil Search, Ltd.	635,637	5,795,952

South Africa — 0.5%
AngloGold Ashanti, Ltd. ADRΔ*	84,000	1,445,640

United Kingdom — 7.4%
Amara Mining PLC*	594,000	231,269
Antofagasta PLC	529,094	6,908,864
Fresnillo PLC	92,000	1,372,946
Ophir Energy PLC*	1,604,665	6,049,899
Salamander Energy PLC*	1,010,153	2,420,274
Tullow Oil PLC	388,686	5,677,428

		22,660,680

Total Foreign Common Stocks (Cost $182,090,528)		192,670,373

See Notes to Financial Statements.

GLOBAL NATURAL RESOURCES EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 34.6%
GuideStone Money Market Fund (Investor Class)¥	23,245,757	$23,245,757
Northern Institutional Liquid Assets Portfolio§	82,469,048	82,469,048

Total Money Market Funds (Cost $105,714,805)		105,714,805

TOTAL INVESTMENTS — 127.2%
(Cost $367,307,352)		388,597,195

Liabilities in Excess of Other Assets — (27.2)%		(83,015,029)

NET ASSETS — 100.0%		$305,582,166

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Common Stocks	63.1
Money Market Funds	34.6
Energy	19.5
Materials & Processing	7.6
Utilities	2.4

127.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$90,212,017	$90,212,017	$—	$—
Foreign Common Stocks:
Australia	19,095,771	18,752,164	—	343,607
Bermuda	4,222,385	4,222,385	—	—
Canada	121,365,945	121,365,945	—	—
Chile	11,587,181	11,587,181	—	—
Jersey	6,496,819	6,496,819	—	—
Papua New Guinea	5,795,952	5,795,952	—	—
South Africa	1,445,640	1,445,640	—	—
United Kingdom	22,660,680	22,660,680	—	—
Money Market Funds	105,714,805	105,714,805	—	—

Total Assets — Investments in Securities	$388,597,195	$388,253,588	$—	$343,607

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2014.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2014 (Unaudited)

	Inflation Protected Bond Fund	Flexible Income Fund
Assets
Investments in securities of unaffiliated issuers, at value	$299,537,891	$116,500,014
Investments in securities of affiliated issuers, at value	9,210,378	9,481,133

Total investments(1)(2)	308,748,269	125,981,147
Cash	—	785,993
Cash collateral for derivatives	—	—
Foreign currency(3)	—	—
Receivables:
Dividends and reclaims	85	71
Interest	1,106,245	461,534
Securities lending	—	—
Receivable from advisor	—	—
Investment securities sold	32,804	4,174,904
Fund shares sold	173,159	—
Variation margin on financial futures contracts	5,005	—
Unrealized appreciation on foreign currency exchange contracts	33,283	—
Prepaid expenses and other assets	16,025	20,666

Total Assets	310,114,875	131,424,315

Liabilities
Cash overdraft	5,423	—
Foreign currency overdraft(3)	51,028	—
Options written at value(4)	8,063	—
Unrealized depreciation on foreign currency exchange contracts	307,798	—
Collateral held for securities on loan at value	—	—
Payables:
Investment securities purchased	960,618	9,559,290
Fund shares redeemed	13,821	—
Variation margin on financial futures contracts	92,513	—
Securities lending	—	—
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	74,391	72,053
Shareholder servicing fees	59,730	23,370
Other expenses	45,174	54,401

Total Liabilities	1,618,559	9,709,114

Net Assets	$308,496,316	$121,715,201

Net Assets Consist of:
Paid-in-capital	$305,301,434	$121,087,251
Undistributed (distributions in excess of) net investment income	890,078	108,767
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	(2,666,102)	121,750
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	4,970,906	397,433

Net Assets	$308,496,316	$121,715,201

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	N/A	N/A

Institutional shares outstanding	N/A	N/A

Net asset value, offering and redemption price per Institutional share	N/A	N/A

Net assets applicable to the Investor Class	$308,496,316	$121,715,201

Investor shares outstanding	29,141,347	12,102,736

Net asset value, offering and redemption price per Investor share	$10.59	$10.06

(1)	Investments in securities of unaffiliated issuers, at cost	$294,241,218	$116,102,581
	Investments in securities of affiliated issuers, at cost	9,210,378	9,481,133

	Total investments at cost	$303,451,596	$125,583,714

(2)	Includes securities loaned of:	$—	$—

(3)	Foreign currency at cost	$(50,149)	$—

(4)	Premiums received on options written	$61,653	$—

See Notes to Financial Statements.

Real Assets Fund	Real Estate Securities Fund	Global Natural Resources Equity Fund

$8,816,632	$290,719,974	$365,351,438
43,013,183	6,254,760	23,245,757

51,829,815	296,974,734	388,597,195
—	—	—
—	315,250	—
—	1,213,276	—

8	1,333,608	47,745
—	—	—
—	5,717	13,339
4,824	—	—
—	3,240,950	929,198
316,858	32,786	137,228
—	27,470	—
—	—	—
20,192	10,201	21,666

52,171,697	303,153,992	389,746,371

—	—	156,176
—	—	27
—	—	—
—	—	—
—	37,954,306	82,469,048
—	4,569,062	1,157,559
—	36,445	—
—	—	—
—	1,257	2,934
—	—	1,440

—	149,539	243,213
—	50,996	58,451
17,728	32,487	75,357

17,728	42,794,092	84,164,205

$52,153,969	$260,359,900	$305,582,166

$49,954,723	$243,341,693	$276,701,952
287,217	563,580	(740,814)

346,041	2,148,076	8,330,678

1,565,988	14,306,551	21,290,350

$52,153,969	$260,359,900	$305,582,166

N/A	N/A	N/A

N/A	N/A	N/A

N/A	N/A	N/A

$52,153,969	$260,359,900	$305,582,166

4,941,688	25,058,311	27,182,976

$10.55	$10.39	$11.24

$8,489,540	$276,505,353	$344,061,595
41,774,287	6,254,760	23,245,757

$50,263,827	$282,760,113	$367,307,352

$—	$37,204,254	$94,486,288

$—	$1,207,755	$(27)

$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2014 (Unaudited)

	Inflation Protected Bond Fund	Flexible Income Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	854	434
Interest	4,535,341	2,373,301
Securities lending	82	—
Less foreign taxes withheld	—	—

Total Investment Income	4,536,277	2,373,735

Expenses
Investment advisory fees	441,915	414,859
Transfer agent fees:
Investor shares	10,530	8,469
Custodian fees	20,112	30,726
Shareholder servicing fees:
Investor shares	344,253	134,645
Accounting and administration fees	33,669	22,988
Professional fees	28,002	33,101
Blue sky fees:
Investor shares	8,574	894
Shareholder reporting fees:
Investor shares	3,206	276
Trustee expenses	1,344	531
Line of credit facility fees	1,007	6,239
Other expenses	13,126	5,515

Total Expenses	905,738	658,243
Expenses waived/reimbursed net of amount recaptured(1)	(20,516)	14,980
Fees paid indirectly	—	—

Net expenses	885,222	673,223

Net Investment Income (Loss)	3,651,055	1,700,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	—	—
Investment securities	111,515	122,556
Investment securities of affiliated issuers	—	—
Futures transactions	(1,522,235)	—
Option contracts written	260,132	—
Option contracts purchased	(371,011)	—
Foreign currency transactions	109,708	—

Net realized gain (loss)	(1,411,891)	122,556

Net change in unrealized appreciation (depreciation) on:
Investment securities	13,087,105	(119,642)
Investment securities of unaffiliated issuers	—	—
Futures	(184,171)	—
Option contracts written	21,210	—
Option contracts purchased	(118,334)	—
Foreign currency translation	140,309	—

Net change in unrealized appreciation (depreciation)	12,946,119	(119,642)

Net Realized and Unrealized Gain	11,534,228	2,914

Net Increase in Net Assets Resulting from Operations	$15,185,283	$1,703,426

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Real Assets Fund	Real Estate Securities Fund	Global Natural Resources Equity Fund

$—	$4,276,702	$1,671,130
310,347	266	955
—	135	—
—	72,392	80,766
—	(252,126)	(107,003)

310,347	4,097,369	1,645,848

19,923	865,208	1,457,332

8,757	12,014	8,446
5,109	60,437	39,929

—	292,149	336,957
2,174	44,502	51,077
21,997	32,553	29,206

8,065	10,109	894

1,142	6,270	260
145	1,138	1,254
106	849	944
4,836	22,438	8,259

72,254	1,347,667	1,934,558
(48,814)	(6,258)	(28,254)
—	—	(9,746)

23,440	1,341,409	1,896,558

286,907	2,755,960	(250,710)

12,628	—	—
—	3,960,008	8,303,260
19,280	—	—
—	482,832	—
—	—	—
—	—	—
—	18,436	(10,657)

31,908	4,461,276	8,292,603

2,142,831	20,617,332	33,756,285
355,307	—	—
—	(73,980)	—
—	—	—
—	—	—
—	12,137	307

2,498,138	20,555,489	33,756,592

2,530,046	25,016,765	42,049,195

$2,816,953	$27,772,725	$41,798,485

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Protected Bond Fund
	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13
	(Unaudited)
Operations:
Net investment income (loss)	$3,651,055	$2,252,657
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	(1,411,891)	(1,116,237)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	12,946,119	(20,279,614)

Net increase (decrease) in net assets resulting from operations	15,185,283	(19,143,194)

Dividends and Distributions to Shareholders:
Dividends from net investment income(2)	(3,161,597)	(1,868,128)
Distributions from net realized capital gains	—	(882,675)

Total dividends and distributions	(3,161,597)	(2,750,803)

Capital Share Transactions:
Proceeds from Investor shares sold	30,812,014	151,311,796
Reinvestment of dividends and distributions into Investor shares	3,160,740	2,749,825

Total proceeds from shares sold and reinvested	33,972,754	154,061,621

Value of Investor shares redeemed	(11,610,638)	(55,819,406)

Total value of shares redeemed	(11,610,638)	(55,819,406)

Net increase (decrease) from capital share transactions(3)	22,362,116	98,242,215

Total increase in net assets	34,385,802	76,348,218

Net Assets:
Beginning of Period	274,110,514	197,762,296

End of Period*	$308,496,316	$274,110,514

*Including undistributed (distributions in excess of) net investment income	$890,078	$400,620

(1)	Inception date was July 1, 2013.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds for the Real Assets Fund.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Flexible Income Fund		Real Assets Fund		Real Estate Securities Fund		Global Natural Resources Equity Fund
For the Six Months Ended 06/30/14	For the Period 07/01/13(1) -12/31/13	For the Six Months Ended 06/30/14	For the Period 07/01/13(1) -12/31/13	For the Six Months Ended 06/30/14	For the Year Ended 12/31/13	For the Six Months Ended 06/30/14	For the Period 07/01/13(1) -12/31/13
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,700,512	$1,009,158	$286,907	$107,413	$2,755,960	$3,527,093	$(250,710)	$(281,723)
122,556	109,553	31,908	464,211	4,461,276	25,142,395	8,292,603	2,955,718
(119,642)	517,075	2,498,138	(932,150)	20,555,489	(26,798,154)	33,756,592	(12,466,242)

1,703,426	1,635,786	2,816,953	(360,526)	27,772,725	1,871,334	41,798,485	(9,792,247)

(1,591,745)	(1,014,482)	—	(258,438)	(1,824,668)	(4,569,650)	—	(747,193)
(91,993)	(14,042)	—	—	(258,537)	(25,908,952)	—	(2,379,831)

(1,683,738)	(1,028,524)	—	(258,438)	(2,083,205)	(30,478,602)	—	(3,127,024)

12,236,833	109,825,782	23,729,370	29,147,087	17,961,772	142,160,856	17,905,220	274,513,313
1,683,738	1,028,524	—	258,438	2,080,227	30,476,790	—	3,127,024

13,920,571	110,854,306	23,729,370	29,405,525	20,041,999	172,637,646	17,905,220	277,640,337

(1,387,713)	(2,298,913)	(2,042,966)	(1,135,949)	(20,274,332)	(100,275,836)	(14,843,392)	(3,999,213)

(1,387,713)	(2,298,913)	(2,042,966)	(1,135,949)	(20,274,332)	(100,275,836)	(14,843,392)	(3,999,213)

12,532,858	108,555,393	21,686,404	28,269,576	(232,333)	72,361,810	3,061,828	273,641,124

12,552,546	109,162,655	24,503,357	27,650,612	25,457,187	43,754,542	44,860,313	260,721,853

109,162,655	—	27,650,612	—	234,902,713	191,148,171	260,721,853	—

$121,715,201	$109,162,655	$52,153,969	$27,650,612	$260,359,900	$234,902,713	$305,582,166	$260,721,853

$108,767	$—	$287,217	$310	$563,580	$(367,712)	$(740,814)	$(490,104)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated														Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains (2)	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)(4)	Expenses, Gross (3)(5)	Investment Income, Net (1)(4)	Portfolio Turnover Rate
Inflation Protected Bond Fund
Investor Class
2014(6)	$10.15	$0.13	#	$—		$0.42	$(0.11)	$—	$—		$10.59	5.44%	$308,496	0.62%	0.63%	2.55%	34%
2013(7)	11.25	0.10	#	—	†	(1.06)	(0.09)	(0.05)	—		10.15	(8.64)	274,111	0.64	0.65	0.98	75
2012	11.16	0.21	#	—	†	0.46	(0.20)	(0.38)	—		11.25	6.06	197,762	0.65	0.66	1.80	94
2011	10.43	0.29	#	—	†	0.94	(0.31)	(0.19)	—		11.16	12.00	163,156	0.66	0.68	2.65	114
2010	10.32	0.20	#	—		0.40	(0.21)	(0.28)	—		10.43	5.82	107,825	0.65	0.66	1.90	113
2009(8)	10.00	0.19	#	—		0.32	(0.18)	(0.01)	—		10.32	5.12	87,994	0.67	0.70	3.53	55
Flexible Income Fund
Investor Class
2014(6)	$10.06	$0.15	#	$—		$—	$(0.14)	$(0.01)	$—		$10.06	1.50%	$121,715	1.20%	1.17%	3.03%	50%
2013(9)	10.00	0.11	#	—	†	0.05	(0.10)	— †	—		10.06	1.57	109,163	1.20	1.26	2.22	25
Real Assets Fund
Investor Class
2014(6)	$9.82	$0.07	#	$—	†	$0.66	$—	$—	$—		$10.55	7.43%	$52,154	0.12%	0.37%	1.47%	1%
2013(9)	10.00	0.06	#	0.27		(0.42)	(0.09)	—	—		9.82	(0.87)	27,651	0.12	0.89	1.22	1
Real Estate Securities Fund
Investor Class
2014(6)	$9.36	$0.11	#	$—		$1.00	$(0.07)	$(0.01)	$—		$10.39	11.90%	$260,360	1.10%	1.11%	2.26%	61%
2013(10)	10.60	0.17	#	—	†	(0.02)	(0.21)	(1.18)	—		9.36	1.49	234,903	1.05	1.05	1.56	168
2012	9.18	0.17	#	—	†	1.40	(0.15)	—	—		10.60	17.09	191,148	1.05	1.06	1.62	95
2011	8.52	0.08	#	—	†	0.65	(0.07)	—	—		9.18	8.51	150,227	1.14	1.14	0.85	90
2010	6.74	0.11	#	—		1.82	(0.15)	—	—		8.52	28.80	141,900	1.19	1.19	1.41	105
2009	5.25	0.12	#	—		1.49	(0.12)	—	—	†	6.74	31.21	121,533	1.27	1.28	2.29	128
Global Natural Resources Equity Fund
Investor Class
2014(6)	$9.71	$(0.01	)#	$—		$1.54	$—	$—	$—		$11.24	15.76%	$305,582	1.35%	1.38%	(0.18)%	17%
2013(9)(11)	10.00	(0.01	)#	—	†	(0.16)	(0.03)	(0.09)	—		9.71	1.69	260,722	1.42	1.42	(0.24)	18

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower) than the ratio shown.
(5)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2014. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.01%.
(8)	Inception date was June 25, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(9)	Inception date was July 1, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(10)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.03%.
(11)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.01%.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-seven series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035, MyDestination 2045 and MyDestination 2055 Funds, are each referred to as a “Date Target Fund” and together as the “Date Target Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Inflation Protected Bond Fund and the Real Estate Securities Fund may also be referenced as the “Real Return Select Fund(s).” The MyDestination 2055 Fund commenced operations as a registered investment company on January 1, 2012.

Effective May 1, 2014, the GS2 Class and the GS4 Class were designated as Institutional Class and Investor Class, respectively. There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the Investor Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the Institutional Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ended June 30, 2014.

b. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

c. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended June 30, 2014, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury was committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance could be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives would ensure that the GSEs would remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In August 2012, the U.S. Treasury announced a set of modifications to the Preferred Stock Purchase Agreements between the U.S. Treasury and the FHFA. Instead of receiving 10% dividends from the GSEs, the U.S. Treasury will take a quarterly sweep of all profits earned by the firms going forward.

Serious discussions among policymakers continue, however, as to what role the U.S. Government should play in the U.S. housing market. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

d. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

e. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At June 30, 2014, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)

Money Market
Goldman Sachs & Co.	$32,581,000	$(32,581,000)	$—	$—

(1)	Net amount represents the net amount receivable due from (payable to) the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At June 30, 2014, the value of securities sold short in the Low-Duration Bond, Medium-Duration Bond and International Equity Funds amounted to $3,116,467, $9,433,768 and $96,880,005, respectively.

j. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2014, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2014, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $5,573,522 and $9,070,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,675,757 and $28,000,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total

Low-Duration Bond Fund
Fair value of written credit derivatives	$30,234	$—	$(1,342)	$—	$28,892
Maximum potential amount of future payments	1,300,000	—	375,757	—	1,675,757
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

Medium-Duration Bond Fund

Fair value of written credit derivatives	$355,433	$27,241	$317,256	$—	$699,930
Maximum potential amount of future payments	4,100,000	6,700,000	17,200,000	—	28,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total

Low-Duration Bond Fund
0 - 100	$—	$—	$1,200,000	$—	$375,757	$1,575,757
101 - 250	—	—	100,000	—	—	100,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,300,000	$—	$375,757	$1,675,757

Medium-Duration Bond Fund

0 - 100	$—	$—	$21,400,000	$5,600,000	$—	$27,000,000
101 - 250	—	—	1,000,000	—	—	1,000,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$22,400,000	$5,600,000	$—	$28,000,000

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
MyDestination 2005
Derivative Financial Instruments:
Financial futures contracts	$120	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	120	—
Derivatives not subject to an MA or similar agreement	120	—

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2015
Derivative Financial Instruments:
Financial futures contracts	$2,904	$800

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,904	800
Derivatives not subject to an MA or similar agreement	2,904	800

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2025
Derivative Financial Instruments:
Financial futures contracts	$4,069	$1,600

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,069	1,600
Derivatives not subject to an MA or similar agreement	4,069	1,600

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2035
Derivative Financial Instruments:
Financial futures contracts	$3,042	$1,350

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,042	1,350
Derivatives not subject to an MA or similar agreement	3,042	1,350

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2045
Derivative Financial Instruments:
Financial futures contracts	$1,821	$1,120

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,821	1,120
Derivatives not subject to an MA or similar agreement	1,821	1,120

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2055
Derivative Financial Instruments:
Financial futures contracts	$80	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	80	—
Derivatives not subject to an MA or similar agreement	80	—

Total assets and liabilities subject to an MA	$—	$—

Conservative Allocation
Derivative Financial Instruments:
Financial futures contracts	$897	$160

Total derivative assets and liabilities in the Statements of Assets and Liabilities	897	160
Derivatives not subject to an MA or similar agreement	897	160

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Balanced Allocation
Derivative Financial Instruments:
Financial futures contracts	$16,934	$3,680

Total derivative assets and liabilities in the Statements of Assets and Liabilities	16,934	3,680
Derivatives not subject to an MA or similar agreement	16,934	3,680

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation
Derivative Financial Instruments:
Financial futures contracts	$11,094	$4,160

Total derivative assets and liabilities in the Statements of Assets and Liabilities	11,094	4,160
Derivatives not subject to an MA or similar agreement	11,094	4,160

Total assets and liabilities subject to an MA	$—	$—

Aggressive Allocation
Derivative Financial Instruments:
Financial futures contracts	$7,220	$4,960

Total derivative assets and liabilities in the Statements of Assets and Liabilities	7,220	4,960
Derivatives not subject to an MA or similar agreement	7,220	4,960

Total assets and liabilities subject to an MA	$—	$—

Conservative Allocation I
Derivative Financial Instruments:
Financial futures contracts	$40	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	40	—
Derivatives not subject to an MA or similar agreement	40	—

Total assets and liabilities subject to an MA	$—	$—

Balanced Allocation I
Derivative Financial Instruments:
Financial futures contracts	$3,991	$800

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,991	800
Derivatives not subject to an MA or similar agreement	3,991	800

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation I
Derivative Financial Instruments:
Financial futures contracts	$2,375	$800

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,375	800
Derivatives not subject to an MA or similar agreement	2,375	800

Total assets and liabilities subject to an MA	$—	$—

Aggressive Allocation I
Derivative Financial Instruments:
Financial futures contracts	$1,415	$960

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,415	960
Derivatives not subject to an MA or similar agreement	1,415	960

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Low-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$37,533	$73,476
Forward foreign exchange contracts	590,242	971,466
Options	—	558
Swaps	426,777	1,051,175

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,054,552	2,096,675
Derivatives not subject to an MA or similar agreement	281,494	386,361

Total assets and liabilities subject to an MA	$773,058	$1,710,314

Medium-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$26,588	$10,816
Forward foreign exchange contracts	518,976	607,698
Options	360,886	561,232
Swaps	1,625,877	1,214,263

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,532,327	2,394,009
Derivatives not subject to an MA or similar agreement	997,917	1,119,664

Total assets and liabilities subject to an MA	$1,534,410	$1,274,345

Global Bond
Derivative Financial Instruments:
Financial futures contracts	$—	$9,339
Forward foreign exchange contracts	383,611	417,172

Total derivative assets and liabilities in the Statements of Assets and Liabilities	383,611	426,511
Derivatives not subject to an MA or similar agreement	—	9,339

Total assets and liabilities subject to an MA	$383,611	$417,172

Defensive Market Strategies
Derivative Financial Instruments:
Financial futures contracts	$3,700	$—
Forward foreign exchange contracts	21	47,086
Options	—	195,590

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,721	242,676
Derivatives not subject to an MA or similar agreement	3,721	242,676

Total assets and liabilities subject to an MA	$—	$—

Equity Index
Derivative Financial Instruments:
Financial futures contracts	$3,076	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,076	—
Derivatives not subject to an MA or similar agreement	3,076	—

Total assets and liabilities subject to an MA	$—	$—

Value Equity
Derivative Financial Instruments:
Financial futures contracts	$8,080	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,080	—
Derivatives not subject to an MA or similar agreement	8,080	—

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Growth Equity
Derivative Financial Instruments:
Financial futures contracts	$14,120	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	14,120	—
Derivatives not subject to an MA or similar agreement	14,120	—

Total assets and liabilities subject to an MA	$—	$—

Small Cap Equity
Derivative Financial Instruments:
Financial futures contracts	$184,260	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	184,260	—
Derivatives not subject to an MA or similar agreement	184,260	—

Total assets and liabilities subject to an MA	$—	$—

International Equity
Derivative Financial Instruments:
Financial futures contracts	$1,170,378	$193,685
Forward foreign exchange contracts	2,976,493	2,142,193

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,146,871	2,335,878
Derivatives not subject to an MA or similar agreement	1,170,378	193,685

Total assets and liabilities subject to an MA	$2,976,493	$2,142,193

Emerging Markets Equity
Derivative Financial Instruments:
Financial futures contracts	$76,871	$317,945
Forward foreign exchange contracts	646,544	833,292

Total derivative assets and liabilities in the Statements of Assets and Liabilities	723,415	1,151,237
Derivatives not subject to an MA or similar agreement	76,871	317,945

Total assets and liabilities subject to an MA	$646,544	$833,292

Inflation Protected Bond
Derivative Financial Instruments:
Financial futures contracts	$5,005	$92,513
Forward foreign exchange contracts	33,283	307,798
Options	37,850	8,063

Total derivative assets and liabilities in the Statements of Assets and Liabilities	76,138	408,374
Derivatives not subject to an MA or similar agreement	42,855	100,576

Total assets and liabilities subject to an MA	$33,283	$307,798

Real Estate Securities
Derivative Financial Instruments:
Financial futures contracts	$27,470	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	27,470	—
Derivatives not subject to an MA or similar agreement	27,470	—

Total assets and liabilities subject to an MA	$—	$—

At June 30, 2014, derivative assets and liabilities by counterparty net of amounts available for offset under an MA and net of the related collateral (received)/pledged by the Trust are as follows:

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an MA	Derivative Liabilities Subject to an MA	Value of Derivatives Subject to an MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser A
Other Counterparties*	$358,428	$(508,628)	$(150,200)	$—	$(150,200)

Sub-adviser B
GSC	7,206	(723,640)	(716,434)	—	(716,434)
Other Counterparties*	407,424	(478,046)	(70,622)	—	(70,622)

	414,630	(1,201,686)	(787,056)	—	(787,056)

Total Derivatives	$773,058	$(1,710,314)	$(937,256)	$—	$(937,256)

Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$335,789	$(335,788)	$1	$5,119	$5,120

Sub-adviser B
Other Counterparties*	944,005	(849,083)	94,922	—	94,922

Sub-adviser C
Other Counterparties*	254,616	(89,474)	165,142	—	165,142

Total Derivatives	$1,534,410	$(1,274,345)	$260,065	$5,119	$265,184

Global Bond
Sub-adviser A
Other Counterparties*	$383,611	$(417,172)	$(33,561)	$—	$(33,561)

International Equity
Sub-adviser A
Other Counterparties*	$2,976,493	$(2,054,976)	$921,517	$(921,517)	$—

Sub-adviser B
Other Counterparties*	—	(87,217)	(87,217)	—	(87,217)

Total Derivatives	$2,976,493	$(2,142,193)	$834,300	$(921,517)	$(87,217)

Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$646,544	$(833,292)	$(186,748)	$186,748	$—

Inflation Protected Bond
Sub-adviser A
UBS	$22,528	$(163,206)	$(140,678)	$—	$(140,678)
Other Counterparties*	10,755	(144,592)	(133,837)	—	(133,837)

Total Derivatives	$33,283	$(307,798)	$(274,515)	$—	$(274,515)

*	Other Counterparties represent amounts that are held with counterparties where the absolute value of the total is less than 0.05% of the net assets of the respective Fund. Those holdings are deemed immaterial to the respective Fund and are listed collectively.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Securities Lending sections of the Notes to Financial Statements.

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*

*	The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts.The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2014.

	Asset Derivative Value
Fund	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$8,762	$—	$—	$—	$8,762

MyDestination 2015 Futures	$46,717	$3,419	$—	$—	$43,298

MyDestination 2025 Futures	$69,168	$4,120	$—	$—	$65,048

MyDestination 2035 Futures	$58,163	$1,892	$—	$—	$56,271

MyDestination 2045 Futures	$43,327	$360	$—	$—	$42,967

MyDestination 2055 Futures	$5,840	$—	$—	$—	$5,840

Conservative Allocation Futures	$13,010	$(547)	$—	$—	$13,557

Balanced Allocation Futures	$169,112	$20,925	$—	$—	$148,187

Growth Allocation Futures	$185,556	$8,774	$—	$—	$176,782

Aggressive Allocation Futures	$176,839	$—	$—	$—	$176,839

Conservative Allocation I Futures	$2,702	$—	$—	$—	$2,702

	Asset Derivative Value
Fund	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation I Futures	$41,605	$4,793	$—	$—	$36,812

Growth Allocation I Futures	$42,052	$2,369	$—	$—	$39,683

Aggressive Allocation I Futures	$33,649	$—	$—	$—	$33,649

Low-Duration Bond
Forwards	$590,242	$—	$590,242	$—	$—
Futures	204,001	204,001	—	—	—
Swaps	426,777	361,894	—	64,883	—

Totals	$1,221,020	$565,895	$590,242	$64,883	$—

Medium-Duration Bond
Forwards	$518,976	$—	$518,976	$—	$—
Futures	254,641	254,641	—	—	—
Purchased Options	360,886	360,560	326	—	—
Swaps	1,625,877	1,082,206	—	543,671	—

Totals	$2,760,380	$1,697,407	$519,302	$543,671	$—

Global Bond Fund
Forwards	$383,611	$—	$383,611	$—	$—

Totals	$383,611	$—	$383,611	$—	$—

Defensive Market Strategies
Forwards	$21	$—	$21	$—	$—
Futures	198,923	—	—	—	198,923

Totals	$198,944	$—	$21	$—	$198,923

Equity Index Futures	$212,686	$—	$—	$—	$212,686

Value Equity Futures	$382,902	$—	$—	$—	$382,902

Growth Equity Fund Futures	$871,985	$—	$—	$—	$871,985

Small Cap Equity Futures	$674,015	$—	$—	$—	$674,015

International Equity
Forwards	$2,976,493	$—	$2,976,493	$—	$—
Futures	(634,772)	—	—	—	(634,772)

Totals	$2,341,721	$—	$2,976,493	$—	$(634,772)

Emerging Markets Equity
Forwards	$646,544	$—	$646,544	$—	$—
Futures	(192,086)	—	—	—	(192,086)

Totals	$454,458	$—	$646,544	$—	$(192,086)

Inflation Protected Bond
Forwards	$33,283	$—	$33,283	$—	$—
Futures	46,813	46,813	—	—	—
Purchased Options	37,850	37,850	—	—	—

Totals	$117,946	$84,663	$33,283	$—	$—

	Asset Derivative Value
Fund	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Real Estate Securities Futures	$83,557	$—	$—	$—	$83,557

	Liability Derivative Value
Fund	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$971,466	$—	$971,466	$—	$—
Futures	27,701	27,701	—	—	—
Swaps	1,051,175	327,410	—	723,765	—
Written Options	558	558	—	—	—

Totals	$2,050,900	$355,669	$971,466	$723,765	$—

Medium-Duration Bond
Forwards	$607,698	$—	$607,698	$—	$—
Futures	616,326	611,312	5,014	—	—
Swaps	1,214,263	997,289	—	216,974	—
Written Options	561,232	559,524	1,708	—	—

Totals	$2,999,519	$2,168,125	$614,420	$216,974	$—

Global Bond Fund
Forwards	$417,172	$—	$417,172	$—	$—
Futures	105,403	105,403	—	—	—

Totals	$522,575	$105,403	$417,172	$—	$—

Defensive Market Strategies
Forwards	$47,086	$—	$47,086	$—	$—
Written Options	195,590	—	—	—	195,590

Totals	$242,676	$—	$47,086	$—	$195,590

International Equity
Forwards	$2,142,193	$—	$2,142,193	$—	$—
Futures	(609,091)	—	—	—	(609,091)

Totals	$1,533,102	$—	$2,142,193	$—	$(609,091)

Emerging Markets Equity
Forwards	$833,292	$—	$833,292	$—	$—
Futures	(28,009)	—	—	—	(28,009)

Totals	$805,283	$—	$833,292	$—	$(28,009)

Inflation Protected Bond
Forwards	$307,798	$—	$307,798	$—	$—
Futures	162,162	162,162	—	—	—
Written Options	8,063	8,063	—	—	—

Totals	$478,023	$170,225	$307,798	$—	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency translations
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Option contracts written
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$47,041	$—	$—	$—	$47,041

MyDestination 2015 Futures	$354,582	$37,649	$—	$—	$316,933

MyDestination 2025 Futures	$609,371	$54,017	$—	$—	$555,354

MyDestination 2035 Futures	$539,348	$20,173	$—	$—	$519,175

MyDestination 2045 Futures	$380,437	$4,049	$—	$—	$376,388

MyDestination 2055 Futures	$30,761	$—	$—	$—	$30,761

Conservative Allocation Futures	$116,861	$6,776	$—	$—	$110,085

Balanced Allocation Futures	$1,524,234	$275,653	$—	$—	$1,248,581

Growth Allocation Futures	$1,503,295	$115,884	$—	$—	$1,387,411

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts		Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation Futures	$1,562,899		$—	$—	$—	$1,562,899

Conservative Allocation I Futures	$19,366		$—	$—	$—	$19,366

Balanced Allocation I Futures	$370,856		$73,382	$—	$—	$297,474

Growth Allocation I Futures	$338,021		$22,258	$—	$—	$315,763

Aggressive Allocation I Futures	$284,651		$—	$—	$—	$284,651

Low-Duration Bond
Forwards	$(364,753)		$—	$(364,753)	$—	$—
Futures	(736,019)		(736,019)	—	—	—
Purchased Options	19,531		19,531	—	—	—
Swaps	(1,070,185)		(1,211,927)	—	141,742	—
Written Options	386,289		386,289	—	—	—

Totals	$(1,765,137)		$(1,542,126)	$(364,753)	$141,742	$—

Medium-Duration Bond
Forwards	$(392,256)		$—	$(392,256)	$—	$—
Futures	661,320		652,224	9,096	—	—
Purchased Options	(174,983)		(80,963)	(94,020)	—	—
Swaps	(783,818)		(530,902)	—	(252,916)	—
Written Options	528,754		528,754	—	—	—

Totals	$(160,983)		$569,113	$(477,180)	$(252,916)	$—

Global Bond
Forwards	$(635,751)		$—	$(635,751)	$—	$—
Futures	80,428		80,428	—	—	—
Purchased Options	(197,327)		—	(197,327)	—	—

Totals	$(752,650)		$80,428	$(833,078)	$—	$—

Defensive Market Strategies
Forwards	$11,568		$—	$11,568	$—	$—
Futures	1,619,128		—	—	—	1,619,128
Purchased Options	(186,885)		—	—	—	(186,885)
Written Options	1,306,921		—	—	—	1,306,921

Totals	$2,750,732	$		$11,568	$—	$2,739,164

Equity Index Futures	$1,050,719		$—	$—	$—	$1,050,719

Value Equity Futures	$3,733,916		$—	$—	$—	$3,733,916

Growth Equity Futures	$6,070,920		$—	$—	$—	$6,070,920

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Small Cap Equity
Forwards	$(39,899)	$—	$(39,899)	$—	$—
Futures	4,771,598	(42,458)	(3,363)	—	4,817,419
Purchased Options	(23,934)	(8,270)	(15,664)	—	—
Written Options	12,505	12,505	—	—	—

Totals	$4,720,270	$(38,223)	$(58,926)	$—	$4,817,419

International Equity
Forwards	$1,245,499	$—	$1,245,499	$—	$—
Futures	1,749,054	—	—	—	1,749,054

Totals	$2,994,553	$—	$1,245,499	$—	$1,749,054

Emerging Markets Equity
Forwards	$884,308	$—	$884,308	$—	$—
Futures	2,294,247	—	—	—	2,294,247

Totals	$3,178,555	$—	$884,308	$—	$2,294,247

Inflation Protected Bond
Forwards	$(208,067)	$—	$(208,067)	$—	$—
Futures	(1,522,235)	(1,522,235)	—	—	—
Purchased Options	(371,011)	(171,501)	(199,510)	—	—
Written Options	260,132	56,430	203,702	—	—

Totals	$(1,841,181)	$(1,637,306)	$(203,875)	$—	$—

Real Estate Securities Futures	$482,832	$—	$—	$—	$482,832

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$(9,341)	$—	$—	$—	$(9,341)

MyDestination 2015 Futures	$(53,783)	$31,192	$—	$—	$(84,975)

MyDestination 2025 Futures	$(113,326)	$30,080	$—	$—	$(143,406)

MyDestination 2035 Futures	$(102,067)	$18,501	$—	$—	$(120,568)

MyDestination 2045 Futures	$(86,195)	$4,907	$—	$—	$(91,102)

MyDestination 2055 Futures	$(5,022)	$—	$—	$—	$(5,022)

Conservative Allocation Futures	$(25,181)	$3,233	$—	$—	$(28,414)

Balanced Allocation Futures	$(224,031)	$198,492	$—	$—	$(422,523)

Growth Allocation Futures	$(369,845)	$68,336	$—	$—	$(438,181)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation Futures	$(579,215)	$—	$—	$—	$(579,215)

Conservative Allocation I Futures	$(4,539)	$—	$—	$—	$(4,539)

Balanced Allocation I Futures	$(51,092)	$43,714	$—	$—	$(94,806)

Growth Allocation I Futures	$(98,527)	$18,775	$—	$—	$(117,302)

Aggressive Allocation I Futures	$(106,199)	$—	$—	$—	$(106,199)

Low-Duration Bond
Forwards	$(514,899)	$—	$(514,899)	$—	$—
Futures	(213,047)	(213,047)	—	—	—
Purchased Options	(155,525)	(155,525)	—	—	—
Swaps	331,301	610,610	—	(279,309)	—
Written Options	272,340	272,340	—	—	—

Totals	$(279,830)	$514,378	$(514,899)	$(279,309)	$—

Medium-Duration Bond
Forwards	$(97,183)	$—	$(97,183)	$—	$—
Futures	(193,386)	(188,372)	(5,014)	—	—
Purchased Options	(474,760)	(504,844)	30,084	—	—
Swaps	378,307	297,790	—	80,517	—
Written Options	830,882	814,997	15,885	—	—

Totals	$443,860	$419,571	$(56,228)	$80,517	$—

Global Bond
Forwards	$191,627	$—	$191,627	$—	$—
Futures	(114,552)	(114,552)	—	—	—
Purchased Options	66,172	—	66,172	—	—

Totals	$143,247	$(114,552)	$257,799	$—	$—

Defensive Market Strategies
Forwards	$(15,437)	$—	$(15,437)	$—	$—
Futures	(641,176)	—	—	—	(641,176)
Purchased Options	144,396	—	—	—	144,396
Written Options	216,998	—	—	—	216,998

Totals	$(295,219)	$—	$(15,437)	$—	$(279,782)

Equity Index
Futures	$(215,315)	$—	$—	$—	$(215,315)

Value Equity
Futures	$(1,408,191)	$—	$—	$—	$(1,408,191)

Growth Equity
Futures	$(1,480,188)	$—	$—	$—	$(1,480,188)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Small Cap Equity
Forwards	$(2,961)	$—	$(2,961)	$—	$—
Futures	(3,687,772)	(206,675)	—	—	(3,481,097)
Purchased Options	954	(8,325)	9,279	—	—
Written Options	1,839	1,839	—	—	—

Totals	$(3,687,940)	$(213,161)	$6,318	$—	$(3,481,097)

International Equity
Forwards	$1,454,675	$—	$1,454,675	$—	$—
Futures	(3,649,325)	—	—	—	(3,649,325)

Totals	$(2,194,650)	$—	$1,454,675	$—	$(3,649,325)

Emerging Markets Equity
Forwards	$(227,076)	$—	$(227,076)	$—	$—
Futures	(1,098,716)	—	—	—	(1,098,716)

Totals	$(1,325,792)	$—	$(227,076)	$—	$(1,098,716)

Inflation Protected Bond
Forwards	$144,608	$—	$144,608	$—	$—
Futures	(184,171)	(184,171)	—	—	—
Purchased Options	(118,334)	(114,278)	(4,056)	—	—
Written Options	21,210	61,430	(40,220)	—	—

Totals	$(136,687)	$(237,019)	$100,332	$—	$—

Real Estate Securities
Futures	$(73,980)	$—	$—	$—	$(73,980)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended June 30, 2014. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$571,608	$—	$—
MyDestination 2015	—	6,253,579	—	—
MyDestination 2025	—	9,034,573	—	—
MyDestination 2035	—	6,611,828	—	—
MyDestination 2045	—	4,632,100	—	—
MyDestination 2055	—	338,014	—	—
Conservative Allocation	—	4,084,998	—	—
Balanced Allocation	—	25,642,863	—	—
Growth Allocation	—	19,823,557	—	—
Aggressive Allocation	—	17,551,464	—	—
Conservative Allocation I	—	196,973	—	—
Balanced Allocation I	—	6,294,169	—	—
Growth Allocation I	—	4,491,023	—	—
Aggressive Allocation I	—	3,249,418	—	—
Low-Duration Bond	30,373,489	244,180,207	151,445	41,294,564
Medium-Duration Bond	24,311,688	220,114,479	328,954	425,441,500
Global Bond	20,335,725	3,701,757	63,084	—

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Defensive Market Strategies	$1,792,599	$46,782,179	$61,689	$—
Equity Index	—	13,351,510	—	—
Value Equity	—	40,820,695	—	—
Growth Equity	—	60,233,522	—	—
Small Cap Equity	2,360,818	47,550,755	8,114	—
International Equity	271,564,922	142,213,971	—	—
Emerging Markets Equity	89,713,325	38,045,655	—	—
Inflation Protected Bond	8,696,187	53,778,312	123,156	—
Real Estate Securities	5,243,082	—	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$71,909,342	$115,215,222	$334,382	$38,187,879
Medium-Duration Bond	73,232,035	146,107,383	707,425	4,330,141,000
Global Bond	29,429,691	7,297,563	—	—
Defensive Market Strategies	11,338,923	—	1,663,402	—
Small Cap Equity	3,752,342	27,463,438	5,965	—
International Equity	244,307,201	8,728,117	—	—
Emerging Markets Equity	81,478,925	5,154,954	—	—
Inflation Protected Bond	34,808,559	63,765,718	45,196	—

k. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

l. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

m. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the period ended June 30, 2014, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub- Adviser Fees
MyDestination 2005	0.10%	0.00%
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Conservative Allocation I	0.10%	0.00%
Balanced Allocation I	0.10%	0.00%
Growth Allocation I	0.10%	0.00%
Aggressive Allocation I	0.10%	0.00%
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.20%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.24%
Global Bond	0.21%	0.25%
Defensive Market Strategies	0.37%	0.37%
Equity Index	0.13%	0.02%
Value Equity	0.40%	0.23%
Growth Equity	0.45%	0.38%
Small Cap Equity	0.27%	0.62%
International Equity	0.47%	0.41%
Emerging Markets Equity	0.47%	0.78%
Inflation Protected Bond	0.20%	0.11%
Flexible Income	0.25%	0.49%
Real Assets	0.10%	0.00%
Real Estate Securities	0.28%	0.43%
Global Natural Resources Equity	0.39%	0.65%

For the period ended June 30, 2014, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$43,587	$(18,984)	$24,603
MyDestination 2015	226,464	—	226,464
MyDestination 2025	286,925	—	286,925
MyDestination 2035	154,100	—	154,100
MyDestination 2045	110,404	35,486	145,890
MyDestination 2055	9,262	(42,469)	(33,207)
Conservative Allocation	158,067	(64,201)	93,866
Balanced Allocation	648,175	(45,343)	602,832
Growth Allocation	479,757	(41,597)	438,160
Aggressive Allocation	432,545	(38,215)	394,330
Conservative Allocation I	41,043	(20,220)	20,823
Balanced Allocation I	192,979	—	192,979
Growth Allocation I	134,485	—	134,485
Aggressive Allocation I	93,189	(116)	93,073
Money Market(1)	606,654	—	606,654
Low-Duration Bond	549,641	(342,756)	206,885
Medium-Duration Bond	864,361	(437,249)	427,112
Extended-Duration Bond	354,605	(93,594)	261,011
Global Bond	388,481	(49,043)	339,438
Defensive Market Strategies	934,146	173,959	1,108,105
Equity Index	233,189	(139,322)	93,867
Value Equity	2,674,528	(47,044)	2,627,484
Growth Equity(1)	3,168,206	(308,038)	2,860,168
Small Cap Equity	752,665	(55,691)	696,974
International Equity	3,307,295	(409,307)	2,897,988
Emerging Markets Equity	698,577	(516,185)	182,392
Inflation Protected Bond	286,878	(20,516)	266,362
Flexible Income	140,255	14,980	155,235
Real Assets	19,533	(48,814)	(29,281)
Real Estate Securities	340,840	(6,258)	334,582
Global Natural Resources Equity	547,556	(28,254)	519,302

(1)

The Statement of Operations “Expenses waived/reimbursed net of amount recaptured” for the Money Market Fund includes shareholder servicing fee waiver and other waivers, respectively, in addition to the advisory fee waiver.

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the Investor Class of each Select Fund. Under this Plan, the Investor Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Investor Class of each Select Fund was authorized to pay service fees of 0.24% of average daily net assets.

The Board of Trustees voluntarily agreed to waive shareholder servicing fees and/or reimburse expenses for the Investor Class of the Money Market Fund to the extent necessary to maintain a minimum daily net yield of at least 0.01%. This voluntary shareholder servicing fee waiver and expense reimbursement may be changed or terminated by the Board of Trustees at any time.

c. Expense Limitation

GSCM has agreed, through April 30, 2015, to waive fees and reimburse expenses of the Institutional Class and Investor Class of each Fund (excluding interest, taxes, brokerage commissions, dividend expense on securities sold short and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

Fund	Institutional Class	Investor Class
MyDestination 2005	N/A	0.20%
MyDestination 2015	N/A	0.20%
MyDestination 2025	N/A	0.20%
MyDestination 2035	N/A	0.20%
MyDestination 2045	N/A	0.20%
MyDestination 2055	N/A	0.20%
Conservative Allocation	N/A	0.12%
Balanced Allocation	N/A	0.12%
Growth Allocation	N/A	0.12%
Aggressive Allocation	N/A	0.12%
Conservative Allocation I	0.15%	N/A
Balanced Allocation I	0.15%	N/A
Growth Allocation I	0.15%	N/A
Aggressive Allocation I	0.15%	N/A
Money Market	0.20%	0.39%
Low-Duration Bond	0.36%	0.57%
Medium-Duration Bond	0.48%	0.63%
Extended-Duration Bond	0.63%	0.75%
Global Bond	N/A	1.02%
Defensive Market Strategies	0.99%	1.25%
Equity Index	0.23%	0.38%
Value Equity	0.74%	0.94%
Growth Equity	0.88%	1.06%
Small Cap Equity	1.12%	1.21%
International Equity	0.96%	1.20%
Emerging Markets Equity	1.25%	1.50%
Inflation Protected Bond	N/A	0.67%
Flexible Income	N/A	1.20%
Real Assets	N/A	0.12%
Real Estate Securities	N/A	1.29%
Global Natural Resources Equity	N/A	1.50%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2014, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Institutional Class				Investor Class
	2011	2012	2013	2014	2011	2012	2013	2014
MyDestination 2005	N/A	N/A	N/A	N/A	$91,223	$48,296	$40,223	$18,984
MyDestination 2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MyDestination 2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MyDestination 2035	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MyDestination 2045	N/A	N/A	N/A	N/A	38,734	15,118	N/A	N/A
MyDestination 2055	N/A	N/A	N/A	N/A	N/A	95,601	87,450	42,469
Conservative Allocation	N/A	N/A	N/A	N/A	148,927	119,266	122,093	64,201
Balanced Allocation	N/A	N/A	N/A	N/A	157,363	117,270	98,366	45,343
Growth Allocation	N/A	N/A	N/A	N/A	133,967	104,633	87,577	41,597
Aggressive Allocation	N/A	N/A	N/A	N/A	129,580	97,258	79,432	38,215
Conservative Allocation I	$66,248	$42,753	$43,252	$20,220	N/A	N/A	N/A	N/A
Balanced Allocation I	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth Allocation I	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Aggressive Allocation I	38,072	17,895	9,637	116	N/A	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Low-Duration Bond	59,610	53,538	62,386	27,401	501,417	493,263	539,623	263,384
Medium-Duration Bond	34,814	12,070	48,408	18,447	701,423	679,378	703,036	335,347
Extended-Duration Bond	N/A	N/A	N/A	N/A	141,631	82,647	129,150	79,704
Global Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Defensive Market Strategies	N/A	N/A	5,529	N/A	N/A	N/A	N/A	N/A
Equity Index	N/A	N/A	N/A	N/A	240,739	210,543	234,035	124,351
Value Equity	N/A	N/A	N/A	N/A	28,595	N/A	N/A	N/A
Growth Equity	N/A	N/A	N/A	N/A	775,619	544,115	254,800	237,162
Small Cap Equity	N/A	N/A	N/A	N/A	232,755	186,783	N/A	30,197
International Equity	494,427	388,370	345,716	57,353	2,083,992	1,703,913	1,480,579	270,782
Emerging Markets Equity	N/A	N/A	22,538	84,887	N/A	N/A	111,351	411,578
Inflation Protected Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Flexible Income	N/A	N/A	N/A	N/A	N/A	N/A	292	N/A
Real Assets	N/A	N/A	N/A	N/A	N/A	N/A	67,124	48,814
Real Estate Securities	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Natural Resources Equity	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

During the period ended June 30, 2014, GSCM recaptured the following amounts:

	Institutional Class	Investor Class
MyDestination 2045	N/A	$35,486
Defensive Market Strategies	$62,704	153,384
Equity Index	220	N/A
Flexible Income	N/A	27,963

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place a certain percentage of security trades (if feasible) with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds shown below.

Fund	Expenses Paid Through Brokerage Service Arrangements
Defensive Market Strategies	$25,716
Value Equity	16,024
Growth Equity	23,694
Small Cap Equity	28,728
International Equity	13,940

Fund	Expenses Paid Through Brokerage Service Arrangements
Global Natural Resources	9,746

e. Administrator, Transfer Agent and Distributor

For its services as Administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the period ended June 30, 2014, BNY Mellon received $1,628,158 in aggregate fees and expenses for services rendered under the various agreements described above.

Certain employees of BNY Mellon are officers of the Funds. BNY Mellon serves as Administrator and Transfer Agent of the Funds.

Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.

f. Investments in Affiliates

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2014, the Date Target and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Global Bond	Defensive Market Strategies	Value Equity	Growth Equity	Small Cap Equity	Inter- national Equity	Emerging Markets Equity	Inflation Protected Bond	Flexible Income	Real Estate Securities	Global Natural Resources Equity
MyDestination 2005	3.17%	0.83%	—	0.61%	1.83%	0.27%	0.28%	0.18%	0.36%	0.47%	3.46%	3.60%	0.35%	0.60%
MyDestination 2015	5.67	4.97	1.76%	5.44	15.88	2.27	2.31	1.60	2.93	4.08	16.01	17.03	2.97	3.41
MyDestination 2025	3.56	5.22	3.43	10.06	19.42	4.17	4.35	3.29	5.50	7.33	6.60	5.97	6.89	6.12
MyDestination 2035	—	1.00	2.35	6.92	0.38	3.68	3.81	3.38	4.96	6.59	—	—	4.23	3.70
MyDestination 2045	—	—	0.55	3.30	—	2.88	2.98	2.89	3.95	5.33	—	—	3.03	2.67
MyDestination 2055	—	—	—	0.27	—	0.27	0.27	0.27	0.37	0.48	—	—	0.27	0.24
Conservative Allocation	19.23	—	—	—	4.44	0.64	0.66	0.38	0.81	1.08	12.50	11.41	1.35	4.76
Balanced Allocation	16.24	18.57	12.61	27.52	19.87	7.04	7.00	4.14	8.82	12.00	25.31	32.84	13.73	27.56
Growth Allocation	7.21	8.22	5.66	12.40	—	10.03	10.28	6.06	12.79	17.48	—	—	13.30	21.11
Aggressive Allocation	—	—	—	—	—	13.71	14.14	8.21	17.63	22.97	—	—	—	—
Conservative Allocation I	7.70	—	—	—	1.13	0.35	0.32	0.17	0.27	0.28	3.19	2.92	0.35	1.22
Balanced Allocation I	7.64	11.52	13.48	8.26	5.96	4.55	4.01	2.19	3.49	3.59	7.59	9.85	4.12	8.27
Growth Allocation I	3.20	4.82	5.72	3.52	—	6.13	5.56	3.02	4.78	4.95	—	—	3.77	5.99
Aggressive Allocation I	—	—	—	—	—	6.47	5.91	3.16	5.09	5.02	—	—	—	—
Real Assets Fund	—	—	—	—	—	—	—	—	—	—	5.46	7.13	2.95	2.95

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the period ended June 30, 2014 is as follows:

	Total Value at 12/31/13	Total Value at 06/30/14	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005
Money Market	$1,750,776	$1,695,469	$12,586,604	$12,641,911	$91	$—
Low-Duration Bond	26,643,303	30,097,870	3,406,384	97,000	109,066	14,318
Medium-Duration Bond	9,314,107	9,417,137	103,065	301,000	83,065	—
Global Bond	2,303,743	2,381,544	38,804	66,000	38,804	—
Defensive Market Strategies	9,615,183	9,896,251	399,829	644,500	36,905	93,924
Value Equity	4,530,323	4,632,414	290,148	430,000	20,838	40,310
Growth Equity	4,515,306	4,684,432	534,895	480,500	—	63,895
Small Cap Equity	1,089,610	1,142,724	90,000	64,000	—	—
International Equity	5,319,158	5,528,684	419,000	425,000	—	—
Emerging Markets Equity	1,475,630	1,505,743	52,000	123,500	—	—
Inflation Protected Bond	9,885,972	10,683,948	635,827	272,500	110,827
Flexible Income	4,132,693	4,386,268	263,627	10,000	60,071	3,556
Real Estate Securities	830,902	913,654	13,310	21,000	6,403	907
Global Natural Resources Equity	1,650,400	1,819,595	—	86,500	—	—

	$83,057,106	$88,785,733	$18,833,493	$15,663,411	$466,070	$216,910

MyDestination 2015
Money Market	$6,090,835	$7,249,082	$25,600,674	$24,442,427	$364	$—
Low-Duration Bond	49,961,846	53,752,240	3,521,225	—	195,733	25,492
Medium-Duration Bond	51,248,345	56,166,510	3,221,761	—	471,761	—
Extended-Duration Bond	7,125,395	7,485,341	109,381	500,000	100,514	8,868
Global Bond	19,687,399	21,220,566	614,290	—	339,290	—
Defensive Market Strategies	79,140,133	85,818,885	2,584,530	300,000	320,032	814,498
Value Equity	36,830,884	39,222,443	517,737	—	176,437	341,300
Growth Equity	37,360,474	39,019,027	1,542,483	750,000	—	542,483
Small Cap Equity	9,878,392	10,330,202	225,000	—	—	—
International Equity	43,575,438	45,666,924	1,944,000	1,560,000	—	—
Emerging Markets Equity	11,652,513	13,097,131	560,000	—	—	—
Inflation Protected Bond	42,435,631	49,395,332	5,103,446	69,000	503,446
Flexible Income	17,072,258	20,739,718	3,663,478	—	249,251	14,227
Real Estate Securities	8,723,360	7,733,680	61,876	2,000,000	54,197	7,679
Global Natural Resources Equity	9,862,035	10,404,290	—	1,000,000	—	—

	$430,644,938	$467,301,371	$49,269,881	$30,621,427	$2,411,025	$1,754,547

MyDestination 2025
Money Market	$8,386,521	$10,057,158	$41,290,902	$39,620,266	$496	$—
Low-Duration Bond	28,603,451	33,761,974	5,000,257	—	119,316	15,549
Medium-Duration Bond	52,073,121	59,015,231	6,325,302	1,140,000	492,841	—
Extended-Duration Bond	13,006,251	14,536,781	771,502	624,500	187,714	16,537
Global Bond	36,500,550	39,251,709	2,429,393	1,369,000	629,118	—
Defensive Market Strategies	90,438,214	104,906,585	9,307,370	—	391,213	995,658
Value Equity	64,490,884	72,043,105	4,614,470	527,500	324,077	626,893
Growth Equity	64,816,050	73,416,514	8,323,629	1,329,500	—	1,004,129

	Total Value at 12/31/13	Total Value at 06/30/14	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Small Cap Equity	$18,870,550	$21,260,359	$2,122,500	$231,500	$—	$—
International Equity	77,069,778	85,676,545	7,171,500	1,670,000	—	—
Emerging Markets Equity	21,153,075	23,559,098	1,305,000	500,000	—	—
Inflation Protected Bond	15,858,641	20,365,617	3,925,810	170,000	206,810	—
Flexible Income	5,209,362	7,263,491	2,053,889	—	86,314	4,574
Real Estate Securities	16,051,144	17,946,107	369,083	250,000	125,764	17,819
Global Natural Resources Equity	16,286,154	18,693,278	100,000	240,500	—	—

	$528,813,746	$601,753,552	$95,110,607	$47,672,766	$2,563,663	$2,681,159

MyDestination 2035
Money Market	$5,601,401	$7,194,594	$25,687,814	$24,094,621	$339	$—
Medium-Duration Bond	8,713,362	11,344,483	2,328,179	—	86,679	—
Extended-Duration Bond	8,332,236	9,962,445	1,180,844	450,000	123,122	10,723
Global Bond	22,546,037	27,015,684	3,731,508	350,000	407,008	—
Defensive Market Strategies	—	2,069,909	2,026,042	—	7,346	18,696
Value Equity	55,746,522	63,598,141	4,836,589	—	284,075	549,513
Growth Equity	55,765,221	64,277,211	7,855,411	805,500	—	877,411
Small Cap Equity	18,951,646	21,862,978	2,717,000	348,500	—	—
International Equity	68,380,341	77,235,477	6,482,000	350,000	—	—
Emerging Markets Equity	19,050,818	21,171,226	1,074,000	386,000	—	—
Real Estate Securities	9,539,390	11,007,479	546,442	149,500	76,152	10,790
Global Natural Resources Equity	9,529,671	11,290,099	638,500	400,000	—	—

	$282,156,645	$328,029,726	$59,104,329	$27,334,121	$984,721	$1,467,133

MyDestination 2045
Money Market	$4,335,152	$4,629,908	$16,932,705	$16,637,949	$242	$—
Extended-Duration Bond	2,049,390	2,323,005	84,486	30,000	29,874	2,612
Global Bond	11,296,170	12,863,792	1,285,745	250,000	199,245	—
Value Equity	43,786,511	49,735,326	3,582,725	—	222,610	430,615
Growth Equity	43,675,710	50,347,003	6,124,235	600,000	—	681,236
Small Cap Equity	16,131,917	18,674,943	2,086,000	—	—	—
International Equity	54,502,717	61,426,020	5,152,500	410,000	—	—
Emerging Markets Equity	15,188,913	17,125,333	802,500	27,000	—	—
Real Estate Securities	6,964,203	7,887,016	262,298	107,000	54,566	7,731
Global Natural Resources Equity	6,900,755	8,150,243	519,500	350,000	—	—

	$204,831,438	$233,162,589	$36,832,694	$18,411,949	$506,537	$1,122,194

MyDestination 2055
Money Market	$415,075	$494,170	$4,633,839	$4,554,743	$21	$—
Global Bond	789,543	1,066,392	248,869	13,000	15,369	—
Value Equity	3,407,487	4,577,538	1,064,540	103,000	20,290	39,249
Growth Equity	3,393,408	4,597,135	1,266,500	166,000	—	62,001
Small Cap Equity	1,280,757	1,744,921	454,500	35,500	—	—
International Equity	4,243,038	5,745,070	1,358,000	53,750	—	—
Emerging Markets Equity	1,191,035	1,530,046	348,000	112,750	—	—
Real Estate Securities	528,778	712,496	128,677	9,500	4,972	704
Global Natural Resources Equity	$532,392	$718,032	$151,500	$58,000	$—	$—

	$15,781,513	$21,185,800	$9,654,425	$5,106,243	$40,652	$101,954

	Total Value at 12/31/13	Total Value at 06/30/14	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Conservative Allocation
Money Market	$4,124,830	$4,769,956	$18,249,019	$17,603,893	$226	$—
Low-Duration Bond	181,357,631	182,454,184	1,139,689	994,000	688,905	90,783
Defensive Market Strategies	24,101,563	23,978,831	317,001	1,693,000	89,421	227,580
Value Equity	11,615,696	11,097,977	146,494	1,190,000	49,923	96,571
Growth Equity	11,586,568	11,065,482	578,932	1,336,000	—	150,932
Small Cap Equity	2,552,633	2,480,839	96,000	223,000	—	—
International Equity	12,999,842	12,678,825	354,000	1,145,000	—	—
Emerging Markets Equity	3,476,288	3,464,848	70,000	320,000	—	—
Inflation Protected Bond	37,061,722	38,584,213	702,024	782,000	400,024	—
Flexible Income	14,017,375	13,898,034	204,322	325,000	192,977	11,345
Real Estate Securities	3,435,007	3,510,380	28,086	320,000	24,600	3,486
Global Natural Resources Equity	12,847,970	14,555,630	908,000	1,275,000	—	—

	$319,177,125	$322,539,199	$22,793,567	$27,206,893	$1,446,076	$580,697

Balanced Allocation
Money Market	$28,394,843	$29,252,191	$33,847,116	$32,989,768	$1,398	$—
Low-Duration Bond	151,286,470	154,036,585	1,953,586	—	577,607	75,979
Medium-Duration Bond	203,632,561	210,077,018	1,826,099	2,000,000	1,826,099	—
Extended-Duration Bond	51,050,418	53,522,087	2,206,474	5,000,000	704,464	62,010
Global Bond	101,512,097	107,406,199	2,226,086	1,000,000	1,726,086
Defensive Market Strategies	103,700,222	107,347,282	1,419,136	3,340,000	400,314	1,018,822
Value Equity	115,385,816	121,502,756	1,603,839	1,300,000	546,566	1,057,273
Growth Equity	117,555,854	118,124,708	1,611,204	3,488,000	—	1,611,205
Small Cap Equity	25,883,218	26,771,048	779,000	500,000	—	—
International Equity	132,825,976	137,321,895	2,000,000	2,500,000	—	—
Emerging Markets Equity	35,939,786	38,533,890	1,500,000	1,500,000	—	—
Inflation Protected Bond	72,324,031	78,096,005	4,052,604	1,450,000	802,604	—
Flexible Income	38,381,452	39,981,571	1,600,661	—	543,861	31,799
Real Estate Securities	33,665,678	35,737,197	854,926	2,440,000	250,441	35,485
Global Natural Resources Equity	75,969,866	84,207,566	1,450,000	5,250,000	—	—

	$1,287,508,288	$1,341,917,998	$58,930,731	$62,757,768	$7,379,440	$3,892,573

Growth Allocation
Money Market	$19,336,501	$22,553,548	$27,716,712	$24,499,665	$1,027	$—
Low-Duration Bond	67,509,057	68,355,566	491,354	—	257,450	33,904
Medium-Duration Bond	91,002,174	93,003,152	808,999	1,750,000	808,999	—
Extended-Duration Bond	23,302,975	24,024,788	945,089	2,600,000	317,049	28,040
Global Bond	45,723,874	48,386,291	1,223,641	650,000	773,641	—
Value Equity	170,602,934	173,161,648	2,285,737	8,130,000	778,947	1,506,790
Growth Equity	170,653,044	173,504,219	3,066,573	3,850,000	—	2,366,573
Small Cap Equity	37,525,434	39,167,304	2,230,000	1,500,000	—	—
International Equity	195,545,699	199,196,881	650,000	4,100,000	—	—
Emerging Markets Equity	52,827,873	56,158,992	2,600,000	3,100,000	—	—

	Total Value at 12/31/13	Total Value at 06/30/14	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Real Estate Securities	$32,195,539	$34,621,358	$906,998	$2,000,000	$242,621	$34,377
Global Natural Resources Equity	56,743,574	64,504,979	650,000	1,850,000	—	—

	$962,968,678	$996,638,726	$43,575,103	$54,029,665	$3,179,734	$3,969,684

Aggressive Allocation
Money Market	$17,878,395	$19,230,558	$26,695,694	$25,343,531	$872	$—
Value Equity	232,579,031	236,630,107	3,133,416	10,650,000	1,067,824	2,065,592
Growth Equity	236,169,182	238,733,609	8,521,134	11,085,000	—	3,271,134
Small Cap Equity	51,819,192	53,027,670	1,500,000	1,465,000	—	—
International Equity	267,705,065	274,412,296	1,500,000	4,600,000	—	—
Emerging Markets Equity	72,347,121	73,795,304	2,000,000	5,665,000	—	—

	$878,497,986	$895,829,544	$43,350,244	$58,808,531	$1,068,696	$5,336,726

Conservative Allocation I
Money Market	$1,003,363	$1,166,186	$8,410,755	$8,247,932	$94	$—
Low-Duration Bond	47,501,174	46,583,890	1,773,239	2,802,000	352,155	37,085
Defensive Market Strategies	6,313,658	6,126,813	189,878	704,000	27,824	58,054
Value Equity	3,040,580	2,834,869	121,840	420,000	33,589	52,250
Growth Equity	3,038,462	2,826,356	224,688	464,000	—	72,687
Small Cap Equity	668,463	635,090	24,000	72,000	—	—
International Equity	3,405,600	3,239,614	128,000	420,000	—	—
Emerging Markets Equity	912,549	887,004	24,000	112,000	—	—
Inflation Protected Bond	9,704,788	9,853,393	510,888	780,000	102,888	—
Flexible Income	3,673,259	3,550,665	157,093	280,000	50,129	2,964
Real Estate Securities	900,449	899,094	15,193	112,000	6,301	893
Global Natural Resources Equity	3,364,729	3,717,950	312,000	496,000	—	—

	$83,527,074	$82,320,924	$11,891,574	$14,909,932	$572,980	$223,933

Balanced Allocation I
Money Market	$7,009,585	$7,493,494	$16,448,670	$15,964,762	$610	$—
Low-Duration Bond	45,601,127	46,219,516	1,499,585	988,000	340,083	35,502
Medium-Duration Bond	61,464,073	63,036,206	2,094,646	1,852,000	1,210,646	—
Extended-Duration Bond	15,414,850	16,050,819	1,438,501	1,772,000	782,330	64,171
Global Bond	30,621,300	32,229,562	1,083,997	872,000	515,997	—
Defensive Market Strategies	31,292,866	32,213,536	800,424	1,540,000	146,582	305,842
Value Equity	34,815,915	36,462,890	1,513,909	1,028,000	432,747	673,162
Growth Equity	35,474,776	35,435,839	1,232,983	1,584,000	—	912,983
Small Cap Equity	7,810,599	8,038,095	316,000	280,000	—	—
International Equity	40,093,098	41,246,971	1,116,000	1,508,000	—	—
Emerging Markets Equity	10,840,765	11,551,612	584,000	656,000	—	—
Inflation Protected Bond	21,817,397	23,434,865	1,436,355	768,000	240,355	—
Flexible Income	11,576,680	11,996,804	640,067	220,000	162,568	9,499
Real Estate Securities	10,155,515	10,725,778	385,975	908,000	75,305	10,670
Global Natural Resources Equity	22,917,798	25,270,430	712,000	1,960,000	—	—

	$386,906,344	$401,406,417	$31,303,112	$31,900,762	$3,907,223	$2,011,829

	Total Value at 12/31/13	Total Value at 06/30/14	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Growth Allocation I
Money Market	$5,114,024	$5,410,217	$12,468,170	$12,171,977	$420	$—
Low-Duration Bond	18,996,085	19,382,516	689,722	348,000	142,849	14,873
Medium-Duration Bond	25,627,848	26,369,731	1,077,778	892,000	505,778	—
Extended-Duration Bond	6,560,575	6,810,666	603,221	764,000	331,980	27,241
Global Bond	12,867,895	13,717,689	618,054	356,000	218,054	—
Value Equity	47,984,403	49,097,713	2,070,669	2,548,000	583,305	907,364
Growth Equity	48,042,442	49,176,873	2,580,331	1,900,000	—	1,268,331
Small Cap Equity	10,554,319	11,108,861	828,000	544,000	—	—
International Equity	55,049,827	56,529,391	1,324,000	1,916,000	—	—
Emerging Markets Equity	14,866,752	15,908,193	1,060,000	1,112,000	—	—
Real Estate Securities	9,059,241	9,817,023	426,768	660,000	68,992	9,775
Global Natural Resources Equity	15,970,817	18,287,725	476,000	684,000	—	—

	$270,694,228	$281,616,598	$24,222,713	$23,895,977	$1,851,378	$2,227,584

Aggressive Allocation I
Money Market	$3,618,856	$3,687,894	$8,293,805	$8,224,767	$289	$—
Value Equity	49,964,167	51,802,867	2,506,032	2,360,000	615,926	958,107
Growth Equity	50,784,861	52,244,819	3,602,119	2,652,000	—	1,350,119
Small Cap Equity	11,136,469	11,609,258	620,000	420,000	—	—
International Equity	57,574,864	60,128,490	1,468,000	1,120,000	—	—
Emerging Markets Equity	15,535,488	16,138,707	764,000	1,284,000	—	—

	$188,614,705	$195,612,035	$17,253,956	$16,060,767	$616,215	$2,308,226

Real Assets
Money Market	$377,614	$791,426	$12,399,430	$11,985,618	$40	$—
Inflation Protected Bond	8,964,518	16,857,207	7,377,763	6,700	162,255	—
Flexible Income	4,619,355	8,684,349	4,064,649	—	95,672	5,203
Real Estate Securities	4,151,983	7,677,162	2,930,751	34,194	52,403	7,425
Global Natural Resources Equity	4,788,101	9,003,039	3,510,655	307,235	—	—

	$22,901,571	$43,013,183	$30,283,248	$12,333,747	$310,370	$12,628

g. Transactions with Affiliates

Advisers to Investment Companies, including GuideStone Funds, are permitted under Rule 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 act. There were no security transactions with affiliates for the six months ended June 30, 2014.

For the period ended June 30, 2014, the Funds engaged in the following security transactions with affiliates:

	Purchases	Sales Proceeds	Net Realized Loss from Sales
Low-Duration Bond	$29,090,956	$34,888,576	$97,608
Medium-Duration Bond	5,757,320	9,969,856	1,650,446
Defensive Market Strategies	—	932,607	319,968

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2014, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$100,892,424	$608,034	$102,504,619	$103,112,653
Medium-Duration Bond	75,788,322	768,991	76,619,111	77,388,102
Extended-Duration Bond	42,144,515	11,632,959	31,264,565	42,897,524
Global Bond	74,567,749	1,142,217	76,066,484	77,208,701
Defensive Market Strategies	74,358,611	725,577	75,859,414	76,584,991
Equity Index	29,037,846	40,787	29,596,320	29,637,107
Value Equity	167,163,731	426,521	171,496,313	171,922,834
Growth Equity	188,089,507	—	191,433,530	191,433,530
Small Cap Equity	179,121,179	1,057,758	183,223,771	184,281,529
International Equity	78,616,108	4,130,745	77,202,766	81,333,511
Emerging Markets Equity	33,884,953	4,069,007	32,018,057	36,087,064
Real Estate Securities	37,204,254	479,099	37,954,306	38,433,405
Global Natural Resources Equity	94,486,288	14,624,478	82,469,048	97,093,526

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At June 30, 2014, the securities loaned which are subject to an MA on a net payment basis are as follows:

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Low-Duration Bond	$100,892,424	$(608,034)	$(100,284,390)	$—
Medium-Duration Bond	75,788,322	(768,991)	(75,019,331)	—
Extended-Duration Bond	42,144,515	(11,632,959)	(30,511,556)	—
Global Bond	74,567,749	(1,142,217)	(73,425,532)	—
Defensive Market Strategies	74,358,611	(725,577)	(73,633,034)	—
Equity Index	29,037,846	(40,787)	(28,997,059)	—
Value Equity	167,163,731	(426,521)	(166,737,210)	—
Growth Equity	188,089,507	—	(188,089,507)	—
Small Cap Equity	179,121,179	(1,057,758)	(178,063,421)	—
International Equity	78,616,108	(4,130,745)	(74,485,363)	—
Emerging Markets Equity	33,884,953	(4,069,007)	(29,815,946)	—
Real Estate Securities	37,204,254	(479,099)	(36,725,155)	—
Global Natural Resources Equity	94,486,288	(14,624,478)	(79,861,810)	—

(1)	Net amount represents the net amount receivable due from (payable to) the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$5,564,000	$3,086,000	$—	$—
MyDestination 2015	19,504,000	6,179,000	—	—
MyDestination 2025	49,750,379	8,052,500	—	—
MyDestination 2035	31,404,500	3,239,500	—	—
MyDestination 2045	18,561,500	1,774,000	—	—
MyDestination 2055	5,025,000	551,500	—	—
Conservative Allocation	2,518,000	9,603,000	—	—
Balanced Allocation	13,813,000	29,768,000	—	—
Growth Allocation	8,710,000	29,530,000	—	—
Aggressive Allocation	10,250,000	33,465,000	—	—
Conservative Allocation I	2,684,000	6,662,000	—	—
Balanced Allocation I	8,936,000	15,936,000	—	—
Growth Allocation I	7,676,000	11,724,000	—	—
Aggressive Allocation I	6,036,000	7,836,000	—	—
Low-Duration Bond	604,592,333	516,421,642	1,154,301,885	1,119,368,909
Medium-Duration Bond	1,060,637,104	1,112,387,006	829,212,714	804,264,452
Extended-Duration Bond	16,988,229	31,163,064	19,963,872	8,979,780
Global Bond	154,437,787	144,554,481	19,688,756	4,078,902
Defensive Market Strategies	318,060,839	319,737,509	—	—
Equity Index	14,852,376	11,250,815	—	—
Value Equity	330,624,797	326,082,263	—	—
Growth Equity	352,702,585	349,873,317	—	—
Small Cap Equity	355,177,774	356,693,902	6,619,744	15,652,458
International Equity	314,830,908	289,715,918	—	—
Emerging Markets Equity	72,374,729	59,012,407	—	—
Inflation Protected Bond	1,911,767	5,353,420	113,535,435	88,482,952
Flexible Income	67,866,577	53,785,483	—	—
Real Assets	21,346,300	348,129	—	—
Real Estate Securities	145,161,668	151,976,072	—	—
Global Natural Resources Equity	46,764,098	45,075,770	—	—

Financial Futures Contracts

Investments as of June 30, 2014, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	09/2014	6	$585,720	GSC	$8,762

MyDestination 2015 Fund
10-Year U.S. Treasury Note	09/2014	19	$2,378,266	GSC	$3,419
MSCI EAFE Index E-Mini	09/2014	12	1,181,340	GSC	5,515
MSCI Emerging Markets E-Mini	09/2014	5	260,175	GSC	(183)
S&P 500® E-Mini	09/2014	26	2,538,120	GSC	37,966

			$6,357,901		$46,717

MyDestination 2025 Fund
10-Year U.S. Treasury Note	09/2014	19	$2,378,266	GSC	$4,120
MSCI EAFE Index E-Mini	09/2014	23	2,264,235	GSC	10,295
MSCI Emerging Markets E-Mini	09/2014	10	520,350	GSC	(1,018)
S&P 500® E-Mini	09/2014	43	4,197,660	GSC	55,771

			$9,360,511		$69,168

MyDestination 2035 Fund
10-Year U.S. Treasury Note	09/2014	9	$1,126,547	GSC	$1,892
MSCI EAFE Index E-Mini	09/2014	21	2,067,345	GSC	7,523
MSCI Emerging Markets E-Mini	09/2014	8	416,280	GSC	(318)
S&P 500® E-Mini	09/2014	40	3,904,800	GSC	49,066

			$7,514,972		$58,163

MyDestination 2045 Fund
10-Year U.S. Treasury Note	09/2014	2	$250,344	GSC	$360
MSCI EAFE Index E-Mini	09/2014	15	1,476,675	GSC	6,496
MSCI Emerging Markets E-Mini	09/2014	7	364,245	GSC	(503)
S&P 500® E-Mini	09/2014	27	2,635,740	GSC	36,974

			$4,727,004		$43,327

MyDestination 2055 Fund
S&P 500® E-Mini	09/2014	4	$390,480	GSC	$5,840

Conservative Allocation Fund
2-Year U.S. Treasury Note	09/2014	14	$3,074,313	GSC	$(547)
MSCI EAFE Index E-Mini	09/2014	4	393,780	GSC	1,690
MSCI Emerging Markets E-Mini	09/2014	1	52,035	GSC	185
S&P 500® E-Mini	09/2014	8	780,960	GSC	11,682

			$4,301,088		$13,010

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund
10-Year U.S. Treasury Note	09/2014	28	$3,504,813	GSC	$5,037
5-Year U.S. Treasury Note	09/2014	46	5,495,203	GSC	(6,468)
Long U.S. Treasury Bond	09/2014	22	3,018,125	GSC	22,356
MSCI EAFE Index E-Mini	09/2014	47	4,626,915	GSC	19,190
MSCI Emerging Markets E-Mini	09/2014	23	1,196,805	GSC	(2,423)
S&P 500® E-Mini	09/2014	90	8,785,800	GSC	131,420

			$26,627,661		$169,112

Growth Allocation Fund
10-Year U.S. Treasury Note	09/2014	12	$1,502,062	GSC	$2,159
5-Year U.S. Treasury Note	09/2014	18	2,150,297	GSC	(2,531)
Long U.S. Treasury Bond	09/2014	9	1,234,688	GSC	9,146
MSCI EAFE Index E-Mini	09/2014	56	5,512,920	GSC	22,770
MSCI Emerging Markets E-Mini	09/2014	26	1,352,910	GSC	(3,303)
S&P 500® E-Mini	09/2014	108	10,542,960	GSC	157,315

			$22,295,837		$185,556

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	09/2014	64	$6,300,480	GSC	$23,574
MSCI Emerging Markets E-Mini	09/2014	31	1,613,085	GSC	(3,888)
S&P 500® E-Mini	09/2014	121	11,812,020	GSC	157,153

			$19,725,585		$176,839

Conservative Allocation Fund I
S&P 500® E-Mini	09/2014	2	$195,240	GSC	$2,702

Balanced Allocation Fund I
10-Year U.S. Treasury Note	09/2014	7	$876,203	GSC	$1,260
5-Year U.S. Treasury Note	09/2014	11	1,314,070	GSC	(1,547)
Long U.S. Treasury Bond	09/2014	5	685,938	GSC	5,081
MSCI EAFE Index E-Mini	09/2014	11	1,082,895	GSC	4,870
MSCI Emerging Markets E-Mini	09/2014	5	260,175	GSC	(183)
S&P 500® E-Mini	09/2014	22	2,147,640	GSC	32,124

			$6,366,921		$41,605

Growth Allocation Fund I
10-Year U.S. Treasury Note	09/2014	2	$250,344	GSC	$1,039
5-Year U.S. Treasury Note	09/2014	5	597,304	GSC	(703)
Long U.S. Treasury Bond	09/2014	2	274,375	GSC	2,033
MSCI EAFE Index E-Mini	09/2014	11	1,082,895	GSC	5,466
MSCI Emerging Markets E-Mini	09/2014	5	260,175	GSC	(183)
S&P 500® E-Mini	09/2014	24	2,342,880	GSC	34,400

			$4,807,973		$42,052

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	09/2014	13	$1,279,785	GSC	$4,916
MSCI Emerging Markets E-Mini	09/2014	6	312,210	GSC	(385)
S&P 500® E-Mini	09/2014	22	2,147,640	GSC	29,118

			$3,739,635		$33,649

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
90-Day Euro	03/2014	323	$110,289,042	CITI	$150,147
90-Day Euro	03/2014	26	8,877,756	JPM	23,106
90-Day Euro	03/2014	(482)	(119,084,125)	CITI	(54,991)
90-Day Euro	09/2014	(1)	(249,400)	CITI	(3,240)
10-Year U.S. Treasury Note	09/2014	(185)	(23,156,797)	UBS	12,545
2-Year U.S. Treasury Note	09/2014	228	50,067,375	CITI	(22,856)
2-Year U.S. Treasury Note	09/2014	120	26,351,250	GSC	(14,196)
2-Year U.S. Treasury Note	09/2014	31	6,807,406	UBS	(2,039)
2-Year U.S. Treasury Note	09/2014	9	1,976,344	CS	833
5-Year U.S. Treasury Note	09/2014	(11)	(1,314,070)	GSC	(3,382)
5-Year U.S. Treasury Note	09/2014	(82)	(9,795,797)	JPM	(30,023)
5-Year U.S. Treasury Note	09/2014	(101)	(12,065,555)	CITI	24,569
5-Year U.S. Treasury Note	09/2014	(217)	(25,923,024)	CS	26,821
90-Day Euro	12/2014	1	249,313	CITI	1,997
90-Day Euro	03/2015	1	249,112	CITI	2,197
90-Day Euro	06/2015	132	32,830,050	CS	44,422
90-Day Euro	06/2015	77	19,150,863	CITI	18,213
90-Day Euro	09/2015	60	14,893,500	CITI	2,177

			$80,153,243		$176,300

Medium-Duration Bond Fund
90-Day Euro	09/2014	313	$77,694,425	DEUT	$(6,446)
90-Day Euro	09/2014	(60)	(14,742,750)	CITI	(34,617)
10-Year U.S. Treasury Note	09/2014	137	17,148,547	DEUT	49,081
10-Year U.S. Treasury Note	09/2014	(6)	(751,031)	CITI	(5,167)
10-Year U.S. Treasury Note	09/2014	(9)	(1,126,547)	JPM	(8,171)
10-Year U.S. Treasury Note	09/2014	(29)	(3,629,984)	UBS	(22,174)
10-Year U.S. Treasury Note	09/2014	(123)	(15,396,141)	GSC	(88,462)
2-Year U.S. Treasury Note	09/2014	103	22,618,156	CITI	(2,721)
30-Year U.S. Treasury Note	09/2014	57	7,819,688	DEUT	113,064
5-Year U.S. Treasury Note	09/2014	41	4,897,898	CITI	2,378
5-Year U.S. Treasury Note	09/2014	(260)	(31,059,844)	GSC	(29,220)
Euro Currency	09/2014	(8)	(1,369,800)	GSC	(5,014)
Euro-BOBL	09/2014	(30)	(5,263,453)	GSC	(6,325)
Euro-Bond	09/2014	(18)	(3,623,415)	GSC	(51,376)
Euro-OAT	09/2014	(11)	(2,116,705)	DEUT	(31,941)
Long U.S. Treasury Bond	09/2014	(3)	(411,563)	GSC	(197)
Long U.S. Treasury Bond	09/2014	(69)	(9,465,938)	CITI	(68,458)
Ultra Long U.S. Treasury Bond	09/2014	54	8,096,625	CITI	(5,941)
Ultra Long U.S. Treasury Bond	09/2014	30	4,498,125	GSC	43,785
90-Day Euro	12/2015	95	23,527,938	GSC	24,516
90-Day Euro	12/2015	(161)	(39,455,063)	CITI	(107,098)
90-Day Euro	06/2016	43	10,595,200	GSC	36,923
90-Day Euro	06/2016	(123)	(30,307,200)	CITI	(29,312)
90-Day Euro	03/2017	(104)	(25,431,900)	CITI	(36,493)
90-Day Euro	06/2018	(92)	(22,314,600)	GSC	(92,299)

			$(29,569,332)		$(361,685)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Global Bond Fund
10-Year U.S. Treasury Note	09/2014	(61)	$(7,635,484)	GSC	$(1,526)
Euro-BOBL	09/2014	(1)	(175,449)	JPM	(1,057)
Euro-Bond	09/2014	(36)	(7,246,830)	JPM	(102,820)

			$(15,057,763)		$(105,403)

Defensive Market Strategies Fund
S&P 500® E-Mini	09/2014	185	$18,059,700	GSC	$198,923

Equity Index Fund
S&P 500® E-Mini	09/2014	156	$15,228,720	GSC	$212,686

Value Equity Fund
S&P 500® E-Mini	09/2014	404	$39,438,480	GSC	$382,902

Growth Equity Fund
S&P 500® E-Mini	09/2014	706	$68,919,720	GSC	$871,985

Small Cap Equity Fund
Russell 2000® IMM-Mini	09/2014	222	$26,424,660	GSC	$674,015

International Equity Fund
AEX Index	07/2014	228	$25,803,369	BAR	$(135,062)
CAC40 Index	07/2014	408	24,704,587	BAR	(561,869)
Hang Seng Index	07/2014	111	16,544,591	BAR	193,257
IBEX 35	07/2014	27	4,013,399	BAR	(26,652)
MSCI Singapore Index	07/2014	7	415,992	BAR	(672)
OMX 30 Index	07/2014	(142)	(2,931,790)	BAR	21,362
Hang Seng Index	07/2014	13	1,937,655	GSC	27,931
SWISS	09/2014	(429)	(41,351,962)	JPM	520,522
ASX SPI 200 Index	09/2014	(214)	(27,009,794)	BAR	34,211
DAX Index	09/2014	68	22,951,048	BAR	(221,574)
FTSE 100 Index®	09/2014	98	11,255,442	BAR	(21,237)
FTSE MIB Index	09/2014	(29)	(4,229,680)	BAR	116,678
MSCI EAFE Index E-Mini	09/2014	550	54,144,750	GSC	111,105
S&P/TSE 60 Index	09/2014	(17)	(2,752,055)	BAR	(22,177)
TOPIX Index®	09/2014	(48)	(5,981,936)	BAR	(61,504)

			$77,513,616		$(25,681)

Emerging Markets Equity Fund
Mexican Bolsa Index	06/2014	(34)	$(1,122,824)	JPM	$(3,211)
TA25 Index	07/2014	39	1,577,810	GSC	(16,538)
TAIEX	07/2014	8	497,823	GSC	9,794
MSCI Singapore Index	07/2014	2	118,855	BAR	(245)
MSCI Taiwan Index	07/2014	22	731,280	BAR	11,951
SGX CNX Nifty Index	07/2014	(136)	(2,074,408)	BAR	(7,766)
KLCI Index	07/2014	26	762,551	BAR	(3,640)
HSCEI CHINA Index	08/2014	31	2,048,294	GSC	24,883
HSCEI CHINA Index	08/2014	23	1,519,702	BAR	18,722
MSCI Taiwan Index	08/2014	28	930,720	GSC	16,879
Bovespa Index	08/2014	255	6,195,940	GSC	(214,769)
BIST 30 Index	08/2014	(105)	(485,079)	JPM	(1,446)
KOSPI 200 Index	09/2014	(31)	(3,992,192)	BAR	43,287

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MSCI Emerging Markets E-Mini	09/2014	333	$17,327,655	GSC	$(42,275)
SAF Top 40 Index	09/2014	26	1,126,300	BAR	3,151
SET50 Index	09/2014	(37)	(225,956)	BAR	(2,854)

			$24,936,471		$(164,077)

Inflation Protected Bond Fund
10-Year Australia Treasury Note	09/2014	18	$14,808,820	GSC	$44,498
10-Year Treasury Note	09/2014	(5)	(7,188,688)	BAR	(22,225)
10-Year U.S. Treasury Note	09/2014	18	2,253,094	UBS	3,350
2-Year U.S. Treasury Note	09/2014	(39)	(8,564,156)	UBS	(8,954)
5-Year U.S. Treasury Note	09/2014	8	955,688	UBS	2,263
90-Day Euro	09/2014	239	59,606,600	UBS	(3,298)
Long U.S. Treasury Bond	09/2014	(77)	(10,563,438)	UBS	(95,026)
Ultra Long U.S. Treasury Bond	09/2014	(99)	(14,843,812)	UBS	(54,739)
90-Day Euro	06/2015	(243)	(60,437,138)	UBS	18,782

			$(23,973,030)		$(115,349)

Real Estate Securities Fund
S&P 500® MidCap 400	09/2014	41	$5,860,130	GSC	$83,557

Forward Foreign Currency Contracts

As of June 30, 2014, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/02/14	Japanese Yen	685,600,000	U.S. Dollars	6,750,789	JPM	$17,004
07/02/14	U.S. Dollars	17,207,103	Euro	12,564,000	GSC	3,081
07/02/14	Euro	17,052,000	U.S. Dollars	23,175,374	DEUT	174,114
07/02/14	U.S. Dollars	6,731,468	Japanese Yen	685,600,000	JPM	(36,325)
07/02/14	Norwegian Krone	4,064,360	Euro	500,000	BOA	(22,097)
07/02/14	Norwegian Krone	4,052,316	Euro	500,000	DEUT	(24,060)
07/02/14	U.S. Dollars	3,773,526	Euro	2,765,000	BNP	(12,619)
07/02/14	U.S. Dollars	2,333,773	Euro	1,723,000	BNP	(25,550)
07/02/14	Brazilian Reals	898,851	U.S. Dollars	399,276	UBS	7,280
07/02/14	Euro	500,000	Norwegian Krone	4,065,312	BOA	21,942
07/02/14	Euro	500,000	Norwegian Krone	4,124,150	DEUT	12,350
07/02/14	U.S. Dollars	401,541	Brazilian Reals	898,851	JPM	(5,015)
07/02/14	U.S. Dollars	139,378	Australian Dollars	150,000	JPM	(2,042)
07/02/14	Norwegian Krone	20,500	U.S. Dollars	3,337	UBS	5
07/08/14	Euro	1,400,000	Switzerland Francs	1,706,711	UBS	(7,625)
07/08/14	New Zealand Dollars	757,639	Australian Dollars	700,000	DEUT	3,185
07/08/14	New Zealand Dollars	706,684	U.S. Dollars	600,000	BAR	18,246
07/08/14	New Zealand Dollars	700,000	Canadian Dollars	642,792	UBS	10,129
07/08/14	Australian Dollars	700,000	U.S. Dollars	652,515	DEUT	7,125
07/08/14	Australian Dollars	700,000	New Zealand Dollars	755,028	CS	(901)
07/08/14	Canadian Dollars	652,680	U.S. Dollars	600,000	DEUT	11,534
07/08/14	U.S. Dollars	645,707	Australian Dollars	700,000	DEUT	(13,933)
07/08/14	Canadian Dollars	643,674	New Zealand Dollars	700,000	UBS	(9,303)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/08/14	U.S. Dollars	600,000	Canadian Dollars	651,468	DEUT	$(10,399)
07/08/14	U.S. Dollars	600,000	New Zealand Dollars	714,151	BAR	(24,779)
07/08/14	Euro	500,000	British Pounds	398,904	DEUT	2,036
07/08/14	British Pounds	406,829	Euro	500,000	DEUT	11,527
07/09/14	U.S. Dollars	3,343,795	Euro	2,458,000	CITI	(22,062)
07/09/14	Canadian Dollars	738,152	British Pounds	400,000	DEUT	7,094
07/09/14	New Zealand Dollars	700,000	Canadian Dollars	654,115	DEUT	(524)
07/09/14	U.S. Dollars	679,441	Euro	500,000	CS	(5,233)
07/09/14	Canadian Dollars	643,650	New Zealand Dollars	700,000	DEUT	(9,281)
07/09/14	U.S. Dollars	643,455	Australian Dollars	700,000	BAR	(16,132)
07/09/14	U.S. Dollars	600,000	Switzerland Francs	539,646	UBS	(8,579)
07/09/14	Switzerland Francs	533,971	U.S. Dollars	600,000	UBS	2,179
07/09/14	Euro	500,000	U.S. Dollars	680,325	CS	4,349
07/09/14	Euro	500,000	British Pounds	399,458	BAR	1,095
07/09/14	U.S. Dollars	460,299	British Pounds	275,000	HKSB	(10,298)
07/09/14	British Pounds	406,758	Euro	500,000	BAR	11,397
07/09/14	British Pounds	400,000	Canadian Dollars	737,349	DEUT	(6,341)
07/10/14	Japanese Yen	69,081,080	British Pounds	400,000	BAR	(2,532)
07/10/14	Swedish Kronor	4,331,012	Australian Dollars	700,000	CITI	(11,413)
07/10/14	Swedish Kronor	4,321,313	U.S. Dollars	648,376	BNP	(1,708)
07/10/14	Canadian Dollars	709,997	Australian Dollars	700,000	DEUT	5,669
07/10/14	Australian Dollars	700,000	Swedish Kronor	4,309,966	BNP	14,562
07/10/14	New Zealand Dollars	700,000	Canadian Dollars	649,040	DEUT	4,187
07/10/14	Australian Dollars	700,000	Swedish Kronor	4,428,410	CITI	(3,162)
07/10/14	Australian Dollars	700,000	Canadian Dollars	715,548	DEUT	(10,869)
07/10/14	New Zealand Dollars	659,340	Australian Dollars	600,000	UBS	11,398
07/10/14	U.S. Dollars	648,376	Australian Dollars	700,000	BNP	(11,157)
07/10/14	Canadian Dollars	641,575	New Zealand Dollars	700,000	DEUT	(11,180)
07/10/14	Australian Dollars	600,000	New Zealand Dollars	660,009	UBS	(11,983)
07/10/14	British Pounds	401,350	Euro	500,000	DEUT	2,134
07/10/14	British Pounds	400,000	Japanese Yen	68,851,600	BAR	4,797
07/16/14	U.S. Dollars	942,823	Brazilian Reals	2,142,000	BAR	(21,772)
07/16/14	Brazilian Reals	564,000	U.S. Dollars	248,021	BAR	5,962
07/16/14	Brazilian Reals	509,000	U.S. Dollars	223,687	BAR	5,528
07/16/14	Brazilian Reals	384,000	U.S. Dollars	168,821	BAR	4,104
07/16/14	Brazilian Reals	685,000	U.S. Dollars	302,428	BAR	6,044
07/22/14	New Zealand Dollars	753,488	Australian Dollars	700,000	DEUT	(618)
07/22/14	British Pounds	400,000	Japanese Yen	69,222,628	DEUT	999
07/23/14	U.S. Dollars	5,122,536	Australian Dollars	5,476,000	BOA	(31,480)
07/23/14	U.S. Dollars	3,998,360	British Pounds	2,380,000	BAR	(73,976)
07/23/14	U.S. Dollars	1,874,145	Euro	1,356,000	BAR	17,210
07/23/14	New Zealand Dollars	776,860	Euro	500,000	UBS	(6,083)
08/04/14	Brazilian Reals	898,851	U.S. Dollars	397,889	JPM	4,573
08/05/14	U.S. Dollars	23,178,187	Euro	17,052,000	DEUT	(174,358)
08/05/14	U.S. Dollars	6,752,312	Japanese Yen	685,600,000	JPM	(17,302)
08/05/14	U.S. Dollars	91,857	Australian Dollars	98,000	CITI	(292)
08/13/14	Norwegian Krone	3,585,000	U.S. Dollars	604,281	DEUT	(20,828)
08/21/14	U.S. Dollars	726,644	Mexican Pesos	9,816,593	MSCS	(27,219)
08/21/14	U.S. Dollars	726,267	Mexican Pesos	9,816,593	BNP	(27,595)
08/25/14	Mexican Pesos	4,482,000	U.S. Dollars	340,254	GSC	3,852
09/11/14	U.S. Dollars	3,049,851	British Pounds	1,817,000	BAR	(57,862)
09/23/14	U.S. Dollars	409,462	Mexican Pesos	5,340,000	GSC	272
10/22/14	U.S. Dollars	284,020	Mexican Pesos	3,736,000	BNP	(1,700)

						$(381,224)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
07/02/14	Japanese Yen	148,600,000	U.S. Dollars	1,463,196	JPM	$3,685
07/02/14	Japanese Yen	45,800,000	U.S. Dollars	448,869	CS	3,231
07/02/14	U.S. Dollars	14,980,204	Euro	10,938,000	GSC	2,683
07/02/14	Euro	9,756,000	U.S. Dollars	13,259,380	DEUT	99,616
07/02/14	Euro	4,378,000	U.S. Dollars	5,974,232	GSC	20,611
07/02/14	U.S. Dollars	1,969,399	Australian Dollars	2,133,000	BNP	(41,591)
07/02/14	U.S. Dollars	1,908,689	Japanese Yen	194,400,000	JPM	(10,300)
07/02/14	Australian Dollars	1,759,000	U.S. Dollars	1,624,534	JPM	33,849
07/02/14	U.S. Dollars	1,752,700	Euro	1,294,000	BNP	(19,188)
07/02/14	U.S. Dollars	1,401,905	Euro	1,036,000	CS	(16,701)
07/02/14	U.S. Dollars	1,170,876	Euro	866,000	BNP	(14,938)
07/02/14	Brazilian Reals	952,972	U.S. Dollars	423,317	UBS	7,718
07/02/14	Australian Dollars	372,790	U.S. Dollars	351,000	CITI	523
07/02/14	U.S. Dollars	275,628	Brazilian Reals	617,378	MLCS	(3,617)
07/02/14	U.S. Dollars	149,919	Brazilian Reals	335,594	JPM	(1,872)
07/03/14	U.S. Dollars	2,870,233	Mexican Pesos	37,681,860	JPM	(33,620)
07/15/14	Brazilian Reals	1,660,000	U.S. Dollars	720,736	JPM	27,037
07/18/14	U.S. Dollars	1,230,634	Brazilian Reals	2,796,000	RBC	(27,685)
07/31/14	U.S. Dollars	610,695	Euro	449,965	WEST	(5,516)
08/04/14	Brazilian Reals	335,594	U.S. Dollars	148,555	JPM	1,707
08/04/14	U.S. Dollars	150,000	Brazilian Reals	334,473	BNP	239
08/05/14	U.S. Dollars	13,260,990	Euro	9,756,000	DEUT	(99,756)
08/05/14	U.S. Dollars	1,463,526	Japanese Yen	148,600,000	JPM	(3,750)
08/08/14	U.S. Dollars	1,435,677	Mexican Pesos	18,860,490	RBC	(13,907)
08/08/14	U.S. Dollars	1,294,441	Mexican Pesos	16,865,787	RBC	(1,835)
08/08/14	U.S. Dollars	1,038,602	Mexican Pesos	13,641,108	SS	(9,830)
08/13/14	Norwegian Krone	1,133,000	U.S. Dollars	190,976	DEUT	(6,583)
08/14/14	Euro	1,640,000	U.S. Dollars	2,236,386	CITIC	9,652
08/14/14	U.S. Dollars	12,637,990	Euro	9,073,116	CITIC	212,033
08/14/14	U.S. Dollars	2,981,465	Japanese Yen	303,288,000	CITIC	(13,379)
08/14/14	U.S. Dollars	2,913,680	British Pounds	1,720,000	GSC	(28,829)
08/14/14	Polish Zloty	2,281,561	U.S. Dollars	748,065	CITIC	3,215
08/14/14	U.S. Dollars	1,892,638	Euro	1,380,000	CITIC	2,679
08/14/14	U.S. Dollars	1,505,212	Japanese Yen	153,366,000	BAR	(9,214)
08/14/14	Euro	1,475,687	U.S. Dollars	2,054,019	UBS	(33,013)
08/14/14	U.S. Dollars	746,945	Polish Zloty	2,281,561	CITIC	(4,335)
08/14/14	U.S. Dollars	719,672	Euro	526,000	UBS	(704)
09/04/14	U.S. Dollars	298,545	Mexican Pesos	3,945,121	BNP	(4,144)
09/11/14	U.S. Dollars	4,107,311	British Pounds	2,447,000	BAR	(77,924)
09/11/14	British Pounds	2,257,886	U.S. Dollars	3,799,000	GSC	65,126
09/17/14	Euro	101,000	Norwegian Krone	850,208	JPM	(310)
09/17/14	British Pounds	80,941	Euro	101,000	MLCS	222
09/17/14	Japanese Yen	28,054,213	U.S. Dollars	276,000	MLCS	1,089
09/17/14	Japanese Yen	20,970,818	U.S. Dollars	207,000	JPM	127
09/17/14	Norwegian Krone	845,582	Euro	101,000	JPM	(907)
09/17/14	Norwegian Krone	826,092	Euro	101,000	JPM	(4,075)
09/17/14	Norwegian Krone	822,633	Euro	101,000	JPM	(4,638)
09/17/14	Norwegian Krone	821,561	Euro	101,000	SS	(4,811)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	Euro	609,984	U.S. Dollars	826,950	MLCS	$8,551
09/17/14	Norwegian Krone	424,376	Euro	51,000	JPM	(881)
09/17/14	U.S. Dollars	310,264	Swedish Kronor	2,067,738	MLCS	1,045
09/17/14	U.S. Dollars	310,000	Canadian Dollars	339,145	RBC	(7,204)
09/17/14	U.S. Dollars	276,204	British Pounds	163,000	RBS	(2,568)
09/17/14	U.S. Dollars	275,279	Euro	202,000	MSCS	(1,403)
09/17/14	U.S. Dollars	274,943	British Pounds	162,000	DEUT	(2,119)
09/17/14	U.S. Dollars	273,938	Australian Dollars	295,000	WEST	(2,645)
09/17/14	U.S. Dollars	250,776	Switzerland Francs	225,193	MLCS	(3,335)
09/17/14	U.S. Dollars	250,264	Switzerland Francs	224,810	SS	(3,415)
09/17/14	U.S. Dollars	249,207	Switzerland Francs	223,985	RBS	(3,542)
09/17/14	U.S. Dollars	249,201	Switzerland Francs	224,229	UBS	(3,823)
09/17/14	U.S. Dollars	246,609	Switzerland Francs	221,772	BNP	(3,642)
09/17/14	U.S. Dollars	231,832	Canadian Dollars	253,716	MLCS	(5,471)
09/17/14	U.S. Dollars	220,495	Switzerland Francs	198,221	CS	(3,182)
09/17/14	U.S. Dollars	219,624	New Zealand Dollars	253,000	WMR	(1,890)
09/17/14	U.S. Dollars	174,560	Japanese Yen	17,800,488	DEUT	(1,254)
09/17/14	British Pounds	171,365	U.S. Dollars	287,755	MLCS	5,323
09/17/14	U.S. Dollars	171,253	Japanese Yen	17,445,967	SS	(1,060)
09/17/14	U.S. Dollars	171,076	Japanese Yen	17,491,340	BNP	(1,685)
09/17/14	U.S. Dollars	169,743	Japanese Yen	17,307,403	UBS	(1,201)
09/17/14	U.S. Dollars	138,284	Euro	101,000	BNP	(16)
09/17/14	U.S. Dollars	138,000	Japanese Yen	14,118,724	SS	(1,449)
09/17/14	U.S. Dollars	134,146	Australian Dollars	144,310	WEST	(1,155)
09/17/14	U.S. Dollars	133,182	New Zealand Dollars	157,775	BNP	(3,917)
09/17/14	U.S. Dollars	133,086	New Zealand Dollars	157,775	UBS	(4,013)
09/17/14	U.S. Dollars	130,220	Australian Dollars	140,066	JPM	(1,102)
09/17/14	U.S. Dollars	130,213	Australian Dollars	140,066	DEUT	(1,109)
09/17/14	Euro	101,000	U.S. Dollars	136,916	MLCS	1,425
09/17/14	Euro	101,000	Switzerland Francs	122,873	BNP	(312)
09/17/14	New Zealand Dollars	79,000	U.S. Dollars	68,145	MLCS	503
09/17/14	U.S. Dollars	69,500	Euro	51,000	MSCS	(355)
09/17/14	U.S. Dollars	68,960	Euro	50,553	SS	(284)
09/17/14	Euro	51,000	U.S. Dollars	69,045	BNP	811
09/17/14	Euro	51,000	U.S. Dollars	69,069	MLCS	786
09/17/14	Euro	51,000	Norwegian Krone	425,008	HKSB	779
09/17/14	Euro	51,000	U.S. Dollars	69,083	MSCS	773
09/17/14	Euro	51,000	U.S. Dollars	69,315	BAR	540
09/17/14	Euro	51,000	British Pounds	40,803	HKSB	72
09/17/14	Euro	51,000	British Pounds	41,081	SS	(404)
09/17/14	Euro	50,000	Switzerland Francs	60,812	MLCS	(136)
09/18/14	U.S. Dollars	446,685	Mexican Pesos	5,909,648	BNP	(6,306)
09/23/14	U.S. Dollars	157,037	Mexican Pesos	2,048,000	GSC	104
10/02/14	U.S. Dollars	2,303,894	Mexican Pesos	30,465,549	BNP	(29,185)
10/02/14	U.S. Dollars	519,833	Mexican Pesos	6,885,189	BNP	(7,441)

						$(88,722)

Global Bond Fund
07/16/14	Chinese Yuan Renminbi	21,064,000	U.S. Dollars	3,399,338	HSBC	$(10,337)
07/25/14	Indonesian Rupiahs	21,641,250,000	U.S. Dollars	1,857,459	HSBC	(40,711)
07/25/14	Chilean Peso	1,037,960,000	U.S. Dollars	1,882,067	DEUT	(10,543)
07/25/14	Indian Rupees	174,590,000	U.S. Dollars	2,847,659	CITIC	36,477

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/25/14	Indian Rupees	111,790,000	U.S. Dollars	1,885,478	CITIC	$(38,765)
07/25/14	Indian Rupees	51,960,000	U.S. Dollars	845,290	JPM	13,062
07/25/14	U.S. Dollars	2,164,065	Brazilian Reals	4,949,000	BAR	(58,331)
07/25/14	Brazilian Reals	2,140,000	U.S. Dollars	939,421	BAR	21,567
08/14/14	Japanese Yen	744,255,000	U.S. Dollars	7,326,801	DEUT	22,408
08/14/14	Polish Zloty	17,034,712	U.S. Dollars	5,546,147	JPM	46,119
08/14/14	U.S. Dollars	9,300,001	Euro	6,868,096	JPM	(106,102)
08/14/14	South African Rand	8,230,000	U.S. Dollars	783,034	JPM	(15,228)
08/14/14	U.S. Dollars	5,632,426	Euro	4,110,000	HSBC	3,635
08/14/14	U.S. Dollars	5,616,099	Polish Zloty	17,211,265	JPM	(34,127)
08/14/14	Swedish Kronor	5,133,306	U.S. Dollars	786,878	BAR	(18,998)
08/14/14	U.S. Dollars	3,572,964	Polish Zloty	10,854,665	JPM	9,524
08/14/14	Euro	3,490,000	U.S. Dollars	4,725,764	JPM	53,917
08/14/14	U.S. Dollars	2,517,643	Euro	1,808,255	MSCS	41,174
08/14/14	U.S. Dollars	2,247,849	Euro	1,614,942	UBS	36,128
08/14/14	U.S. Dollars	1,947,773	Euro	1,398,818	JPM	32,042
08/14/14	U.S. Dollars	1,868,501	Euro	1,370,000	JPM	(7,763)
08/14/14	U.S. Dollars	1,828,167	Mexican Pesos	24,000,000	DEUT	(15,728)
08/14/14	U.S. Dollars	1,576,788	British Pounds	931,041	JPM	(16,001)
08/14/14	U.S. Dollars	1,337,743	British Pounds	790,000	RBC	(13,759)
08/14/14	U.S. Dollars	1,329,562	Euro	954,524	CITIC	22,307
08/14/14	U.S. Dollars	1,319,159	Euro	947,399	GSC	21,662
08/14/14	U.S. Dollars	1,103,244	British Pounds	650,000	CS	(8,750)
08/14/14	U.S. Dollars	788,200	Swedish Kronor	5,130,000	UBS	20,814
08/14/14	U.S. Dollars	774,324	South African Rand	8,273,340	JPM	2,474
08/14/14	U.S. Dollars	673,541	British Pounds	400,000	BAR	(10,764)
08/14/14	U.S. Dollars	596,009	Turkish Lira	1,280,270	RBC	(2,487)
08/14/14	U.S. Dollars	456,723	British Pounds	269,710	BAR	(4,686)
08/14/14	U.S. Dollars	338,800	British Pounds	200,000	GSC	(3,352)
08/14/14	U.S. Dollars	233,723	Australian Dollars	249,499	CITIC	(741)
08/14/14	U.S. Dollars	233,123	Euro	170,000	JPM	302

						$(33,561)

Defensive Market Strategies Fund
07/31/14	U.S. Dollars	4,095,151	Euro	3,012,403	UBS	$(30,229)
07/31/14	Japanese Yen	872,100	U.S. Dollars	8,590	CS	21
07/31/14	U.S. Dollars	837,107	British Pounds	493,398	CS	(7,074)
07/31/14	U.S. Dollars	739,398	Switzerland Francs	661,635	CS	(6,895)
07/31/14	U.S. Dollars	343,937	Japanese Yen	35,126,250	CS	(2,888)

						$(47,065)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
International Equity Fund
07/31/14	U.S. Dollars	5,212,154	Australian Dollars	5,634,000	NT	$(87,217)
09/17/14	Japanese Yen	1,147,556,000	U.S. Dollars	11,258,334	RBS	75,977
09/17/14	Japanese Yen	224,921,000	U.S. Dollars	2,207,695	RBS	13,830
09/17/14	Japanese Yen	185,918,000	U.S. Dollars	1,824,962	RBS	11,334
09/17/14	Norwegian Krone	48,834,390	U.S. Dollars	8,109,398	RBS	(172,296)
09/17/14	Norwegian Krone	29,300,634	U.S. Dollars	4,869,804	RBS	(107,543)
09/17/14	Japanese Yen	27,239,764	U.S. Dollars	265,288	RBS	3,757
09/17/14	Japanese Yen	27,053,322	U.S. Dollars	265,290	RBS	1,913
09/17/14	Japanese Yen	20,360,225	U.S. Dollars	198,968	RBS	2,128
09/17/14	Norwegian Krone	18,068,724	U.S. Dollars	3,002,222	RBS	(65,495)
09/17/14	Japanese Yen	15,180,689	U.S. Dollars	148,106	RBS	1,833
09/17/14	Norwegian Krone	14,715,252	U.S. Dollars	2,438,187	RBS	(46,503)
09/17/14	U.S. Dollars	12,945,518	British Pounds	7,727,607	RBS	(270,700)
09/17/14	U.S. Dollars	12,937,011	British Pounds	7,727,607	RBS	(279,208)
09/17/14	U.S. Dollars	12,928,456	British Pounds	7,727,607	RBS	(287,763)
09/17/14	U.S. Dollars	12,741,965	British Pounds	7,582,179	RBS	(225,534)
09/17/14	British Pounds	10,456,000	U.S. Dollars	17,732,084	RBS	150,397
09/17/14	Euro	9,573,000	U.S. Dollars	13,029,116	RBS	83,115
09/17/14	U.S. Dollars	9,351,481	Japanese Yen	956,386,000	RBS	(94,660)
09/17/14	New Zealand Dollars	9,009,685	U.S. Dollars	7,524,519	RBS	304,493
09/17/14	New Zealand Dollars	8,942,251	U.S. Dollars	7,524,672	RBS	245,744
09/17/14	Australian Dollars	8,840,000	U.S. Dollars	8,217,807	RBS	70,307
09/17/14	New Zealand Dollars	8,794,474	U.S. Dollars	7,334,722	RBS	307,281
09/17/14	New Zealand Dollars	8,762,172	U.S. Dollars	7,335,121	RBS	278,814
09/17/14	New Zealand Dollars	8,567,892	U.S. Dollars	7,219,186	RBS	225,928
09/17/14	New Zealand Dollars	8,554,209	U.S. Dollars	7,219,178	RBS	214,045
09/17/14	Hong Kong Dollars	7,262,000	U.S. Dollars	936,833	RBS	(226)
09/17/14	Australian Dollars	6,885,974	U.S. Dollars	6,335,048	RBS	121,032
09/17/14	U.S. Dollars	6,612,793	Swedish Kronor	43,944,000	RBS	41,207
09/17/14	U.S. Dollars	6,431,782	Swedish Kronor	43,048,000	RBS	(5,812)
09/17/14	New Zealand Dollars	6,397,612	U.S. Dollars	5,414,459	RBS	144,779
09/17/14	U.S. Dollars	6,013,423	Switzerland Francs	5,376,000	RBS	(52,942)
09/17/14	Canadian Dollars	5,775,000	U.S. Dollars	5,288,534	RBS	112,854
09/17/14	U.S. Dollars	5,689,980	Canadian Dollars	6,193,000	RBS	(102,366)
09/17/14	U.S. Dollars	5,459,843	Swedish Kronor	36,576,000	RBS	(9,899)
09/17/14	Australian Dollars	4,914,000	U.S. Dollars	4,570,926	RBS	36,291
09/17/14	U.S. Dollars	4,865,137	British Pounds	2,905,000	RBS	(103,169)
09/17/14	New Zealand Dollars	4,767,705	U.S. Dollars	4,085,065	RBS	57,857
09/17/14	U.S. Dollars	4,216,956	Switzerland Francs	3,773,058	RBS	(40,623)
09/17/14	U.S. Dollars	4,101,985	Euro	3,024,000	RBS	(40,017)
09/17/14	U.S. Dollars	3,983,431	Australian Dollars	4,262,000	RBS	(12,490)
09/17/14	Euro	3,662,000	U.S. Dollars	4,978,105	RBS	37,772
09/17/14	Euro	3,403,000	U.S. Dollars	4,630,462	RBS	30,659
09/17/14	U.S. Dollars	3,355,424	Swedish Kronor	22,473,794	RBS	(5,409)
09/17/14	U.S. Dollars	3,325,707	Canadian Dollars	3,573,000	RBS	(16,139)
09/17/14	U.S. Dollars	3,201,433	British Pounds	1,880,000	RBS	(13,856)
09/17/14	U.S. Dollars	3,178,424	Swedish Kronor	21,237,752	RBS	2,434
09/17/14	U.S. Dollars	3,176,488	Swedish Kronor	21,207,665	RBS	4,997
09/17/14	U.S. Dollars	3,174,372	Swedish Kronor	21,207,664	RBS	2,882
09/17/14	U.S. Dollars	3,170,121	Swedish Kronor	21,207,664	RBS	(1,370)
09/17/14	U.S. Dollars	3,169,155	Swedish Kronor	21,207,665	RBS	(2,336)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	U.S. Dollars	3,165,923	Swedish Kronor	21,049,398	RBS	$18,100
09/17/14	U.S. Dollars	3,156,814	Swedish Kronor	21,049,398	RBS	8,991
09/17/14	Danish Kroner	2,955,000	U.S. Dollars	539,376	RBS	3,588
09/17/14	Euro	2,916,105	U.S. Dollars	3,975,074	RBS	19,143
09/17/14	Euro	2,916,104	U.S. Dollars	3,956,628	RBS	37,587
09/17/14	Euro	2,916,104	U.S. Dollars	3,970,028	RBS	24,188
09/17/14	Australian Dollars	2,905,278	U.S. Dollars	2,672,231	RBS	51,669
09/17/14	U.S. Dollars	2,485,464	Switzerland Francs	2,223,471	RBS	(23,537)
09/17/14	U.S. Dollars	2,480,589	Switzerland Francs	2,223,471	RBS	(28,411)
09/17/14	Euro	2,474,568	U.S. Dollars	3,367,838	RBS	21,602
09/17/14	British Pounds	2,447,000	U.S. Dollars	4,158,017	RBS	26,990
09/17/14	U.S. Dollars	2,327,250	Danish Kroner	12,746,000	RBS	(14,753)
09/17/14	Euro	2,182,119	U.S. Dollars	2,976,207	RBS	12,662
09/17/14	U.S. Dollars	2,117,827	Japanese Yen	216,601,000	RBS	(21,522)
09/17/14	Danish Kroner	1,953,000	U.S. Dollars	356,049	RBS	2,803
09/17/14	Australian Dollars	1,936,748	U.S. Dollars	1,781,460	RBS	34,376
09/17/14	Euro	1,819,000	U.S. Dollars	2,476,626	RBS	14,876
09/17/14	U.S. Dollars	1,737,924	Norwegian Krone	10,647,000	RBS	7,457
09/17/14	Australian Dollars	1,699,000	U.S. Dollars	1,565,091	RBS	27,839
09/17/14	Israeli Shekels	1,590,862	U.S. Dollars	459,216	RBS	4,188
09/17/14	Israeli Shekels	1,198,911	U.S. Dollars	344,752	RBS	4,479
09/17/14	Israeli Shekels	1,198,911	U.S. Dollars	346,206	RBS	3,026
09/17/14	Israeli Shekels	1,090,316	U.S. Dollars	315,239	RBS	2,360
09/17/14	Canadian Dollars	968,000	U.S. Dollars	886,144	RBS	19,231
09/17/14	U.S. Dollars	917,469	Norwegian Krone	5,527,000	RBS	19,160
09/17/14	Danish Kroner	887,000	U.S. Dollars	161,430	RBS	1,551
09/17/14	Hong Kong Dollars	690,000	U.S. Dollars	89,025	RBS	(33)
09/17/14	U.S. Dollars	688,600	Norwegian Krone	4,230,000	RBS	1,094
09/17/14	U.S. Dollars	581,178	Swedish Kronor	3,897,000	RBS	(1,597)
09/17/14	New Zealand Dollars	517,000	U.S. Dollars	434,132	RBS	15,118
09/17/14	Singapore Dollars	484,000	U.S. Dollars	387,200	RBS	975
09/17/14	U.S. Dollars	457,931	Switzerland Francs	411,000	RBS	(5,848)
09/17/14	New Zealand Dollars	278,000	U.S. Dollars	234,688	RBS	6,882
09/17/14	Australian Dollars	258,000	U.S. Dollars	240,993	RBS	900
09/17/14	Hong Kong Dollars	157,000	U.S. Dollars	20,256	RBS	(7)
09/17/14	Hong Kong Dollars	151,000	U.S. Dollars	19,483	RBS	(8)
09/17/14	U.S. Dollars	144,326	New Zealand Dollars	167,000	RBS	(790)
09/17/14	Singapore Dollars	98,000	U.S. Dollars	78,007	RBS	590
09/17/14	Israeli Shekels	94,000	U.S. Dollars	27,403	RBS	(22)
09/17/14	U.S. Dollars	88,590	Danish Kroner	485,000	RBS	(526)
09/17/14	U.S. Dollars	80,976	Danish Kroner	444,000	RBS	(606)
09/17/14	U.S. Dollars	79,858	Singapore Dollars	100,000	RBS	(344)
09/17/14	U.S. Dollars	79,150	Singapore Dollars	99,000	RBS	(249)
09/17/14	Israeli Shekels	79,000	U.S. Dollars	22,813	RBS	199
09/17/14	U.S. Dollars	70,832	Hong Kong Dollars	549,000	RBS	25
09/17/14	U.S. Dollars	63,335	Hong Kong Dollars	491,000	RBS	9
09/17/14	Singapore Dollars	60,088	U.S. Dollars	47,812	RBS	379
09/17/14	Singapore Dollars	39,000	U.S. Dollars	31,222	RBS	57
09/17/14	Singapore Dollars	30,306	U.S. Dollars	24,126	RBS	180
09/17/14	Singapore Dollars	30,301	U.S. Dollars	24,126	RBS	176
09/17/14	Singapore Dollars	30,082	U.S. Dollars	23,906	RBS	220
09/17/14	U.S. Dollars	28,800	Singapore Dollars	36,000	RBS	(73)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	Euro	23,000	U.S. Dollars	31,363	RBS	$141
09/17/14	U.S. Dollars	16,401	Israeli Shekels	57,000	RBS	(203)
09/17/14	U.S. Dollars	14,474	Israeli Shekels	50,000	RBS	(91)
09/17/14	Singapore Dollars	6,223	U.S. Dollars	4,969	RBS	22

						$834,300

Emerging Markets Equity Fund
09/17/14	Indonesian Rupiahs	8,811,312,798	U.S. Dollars	730,744	RBS	$1,332
09/17/14	Indonesian Rupiahs	5,636,907,115	U.S. Dollars	470,330	RBS	(1,996)
09/17/14	Columbian Peso	2,569,421,252	U.S. Dollars	1,337,892	RBS	22,880
09/17/14	Columbian Peso	1,790,578,748	U.S. Dollars	931,380	RBS	16,915
09/17/14	South Korean Won	1,730,000,000	U.S. Dollars	1,693,525	RBS	10,786
09/17/14	Columbian Peso	1,690,000,000	U.S. Dollars	889,383	RBS	5,646
09/17/14	Columbian Peso	1,590,000,000	U.S. Dollars	838,463	RBS	3,605
09/17/14	South Korean Won	1,470,000,000	U.S. Dollars	1,429,748	RBS	18,424
09/17/14	South Korean Won	546,103,693	U.S. Dollars	534,734	RBS	3,260
09/17/14	Columbian Peso	520,000,000	U.S. Dollars	274,834	RBS	559
09/17/14	Columbian Peso	440,000,000	U.S. Dollars	229,650	RBS	3,375
09/17/14	Chilean Peso	380,000,000	U.S. Dollars	684,679	RBS	(3,299)
09/17/14	South Korean Won	344,192,872	U.S. Dollars	334,119	RBS	4,963
09/17/14	South Korean Won	344,025,054	U.S. Dollars	334,122	RBS	4,795
09/17/14	South Korean Won	343,555,167	U.S. Dollars	334,133	RBS	4,321
09/17/14	South Korean Won	341,608,488	U.S. Dollars	334,140	RBS	2,395
09/17/14	South Korean Won	341,239,291	U.S. Dollars	334,162	RBS	2,010
09/17/14	Chilean Peso	340,000,000	U.S. Dollars	610,384	RBS	(728)
09/17/14	South Korean Won	318,822,435	U.S. Dollars	311,822	RBS	2,266
09/17/14	Hungarian Forint	272,360,989	U.S. Dollars	1,210,709	RBS	(10,096)
09/17/14	Hungarian Forint	269,334,755	U.S. Dollars	1,199,015	RBS	(11,743)
09/17/14	Hungarian Forint	269,334,755	U.S. Dollars	1,205,185	RBS	(17,913)
09/17/14	Columbian Peso	230,000,000	U.S. Dollars	120,769	RBS	1,040
09/17/14	Columbian Peso	230,000,000	U.S. Dollars	120,896	RBS	913
09/17/14	Hungarian Forint	229,185,643	U.S. Dollars	1,029,169	RBS	(18,881)
09/17/14	Hungarian Forint	205,783,858	U.S. Dollars	913,945	RBS	(6,816)
09/17/14	South Korean Won	202,733,000	U.S. Dollars	198,563	RBS	1,159
09/17/14	South Korean Won	180,000,000	U.S. Dollars	175,270	RBS	2,057
09/17/14	Chilean Peso	180,000,000	U.S. Dollars	323,283	RBS	(524)
09/17/14	Chilean Peso	170,000,000	U.S. Dollars	305,047	RBS	(219)
09/17/14	Indian Rupees	93,704,168	U.S. Dollars	1,560,176	RBS	(32,616)
09/17/14	Indian Rupees	75,224,744	U.S. Dollars	1,250,723	RBS	(24,413)
09/17/14	Indian Rupees	75,110,748	U.S. Dollars	1,250,491	RBS	(26,039)
09/17/14	Russian Rubles	69,000,000	U.S. Dollars	2,005,465	RBS	(12,211)
09/17/14	Indian Rupees	56,937,632	U.S. Dollars	948,644	RBS	(20,450)
09/17/14	Indian Rupees	56,662,577	U.S. Dollars	937,967	RBS	(14,256)
09/17/14	Indian Rupees	56,500,766	U.S. Dollars	938,239	RBS	(17,166)
09/17/14	Indian Rupees	56,472,211	U.S. Dollars	937,843	RBS	(17,235)
09/17/14	Indian Rupees	56,405,583	U.S. Dollars	938,217	RBS	(18,695)
09/17/14	Indian Rupees	56,057,571	U.S. Dollars	938,045	RBS	(24,197)
09/17/14	Russian Rubles	51,100,000	U.S. Dollars	1,445,194	RBS	30,969
09/17/14	Columbian Peso	50,000,000	U.S. Dollars	26,337	RBS	143
09/17/14	Russian Rubles	43,400,000	U.S. Dollars	1,236,075	RBS	17,653
09/17/14	Russian Rubles	42,800,000	U.S. Dollars	1,208,186	RBS	28,209
09/17/14	Russian Rubles	41,400,000	U.S. Dollars	1,180,690	RBS	15,263

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	Russian Rubles	37,500,000	U.S. Dollars	1,087,805	RBS	$(4,515)
09/17/14	Russian Rubles	36,200,000	U.S. Dollars	1,032,577	RBS	13,159
09/17/14	Taiwan Dollars	23,130,496	U.S. Dollars	771,891	RBS	3,595
09/17/14	Czech Republic Koruna	15,600,000	U.S. Dollars	775,136	RBS	3,821
09/17/14	Taiwan Dollars	15,416,223	U.S. Dollars	514,818	RBS	2,035
09/17/14	Mexican Pesos	15,400,000	U.S. Dollars	1,189,397	RBS	(8,863)
09/17/14	Taiwan Dollars	14,553,484	U.S. Dollars	485,472	RBS	2,456
09/17/14	Taiwan Dollars	14,047,797	U.S. Dollars	469,669	RBS	1,305
09/17/14	Taiwan Dollars	11,550,000	U.S. Dollars	386,546	RBS	686
09/17/14	Russian Rubles	10,100,000	U.S. Dollars	281,852	RBS	9,914
09/17/14	South African Rand	9,301,019	U.S. Dollars	861,724	RBS	1,201
09/17/14	South African Rand	9,301,019	U.S. Dollars	862,491	RBS	434
09/17/14	Hong Kong Dollars	7,593,000	U.S. Dollars	979,700	RBS	(403)
09/17/14	South African Rand	7,112,544	U.S. Dollars	650,070	RBS	9,814
09/17/14	Brazilian Reals	5,792,460	U.S. Dollars	2,487,315	RBS	74,914
09/17/14	U.S. Dollars	5,411,052	Mexican Pesos	70,446,489	RBS	10,761
09/17/14	Malaysian Ringgits	5,082,000	U.S. Dollars	1,562,010	RBS	10,751
09/17/14	U.S. Dollars	5,037,007	Singapore Dollars	6,330,284	RBS	(39,970)
09/17/14	South African Rand	4,755,418	U.S. Dollars	436,794	RBS	4,402
09/17/14	Turkish Lira	4,703,124	U.S. Dollars	2,169,238	RBS	14,592
09/17/14	Malaysian Ringgits	4,480,000	U.S. Dollars	1,388,322	RBS	(1,866)
09/17/14	Russian Rubles	4,300,000	U.S. Dollars	120,642	RBS	3,576
09/17/14	Brazilian Reals	3,480,557	U.S. Dollars	1,493,417	RBS	46,168
09/17/14	Brazilian Reals	3,404,340	U.S. Dollars	1,484,861	RBS	21,011
09/17/14	Turkish Lira	2,977,492	U.S. Dollars	1,397,949	RBS	(15,392)
09/17/14	U.S. Dollars	2,541,724	Singapore Dollars	3,192,233	RBS	(18,491)
09/17/14	U.S. Dollars	2,541,688	Singapore Dollars	3,192,766	RBS	(18,956)
09/17/14	U.S. Dollars	2,518,494	Singapore Dollars	3,169,172	RBS	(23,226)
09/17/14	Brazilian Reals	2,337,308	U.S. Dollars	999,063	RBS	34,818
09/17/14	Turkish Lira	2,329,377	U.S. Dollars	1,085,198	RBS	(3,584)
09/17/14	Polish Zloty	2,310,019	U.S. Dollars	754,384	RBS	2,467
09/17/14	Polish Zloty	2,310,019	U.S. Dollars	754,637	RBS	2,214
09/17/14	Turkish Lira	2,307,193	U.S. Dollars	1,083,647	RBS	(12,334)
09/17/14	U.S. Dollars	2,291,686	Mexican Pesos	30,000,000	RBS	(8,055)
09/17/14	Brazilian Reals	2,286,497	U.S. Dollars	991,908	RBS	19,498
09/17/14	Polish Zloty	2,272,150	U.S. Dollars	749,415	RBS	(4,971)
09/17/14	U.S. Dollars	2,146,396	Mexican Pesos	27,996,511	RBS	237
09/17/14	Indian Rupees	2,000,000	U.S. Dollars	33,278	RBS	(674)
09/17/14	Indian Rupees	2,000,000	U.S. Dollars	33,300	RBS	(696)
09/17/14	U.S. Dollars	1,958,146	Chilean Peso	1,090,981,238	RBS	1,902
09/17/14	Brazilian Reals	1,920,000	U.S. Dollars	833,001	RBS	16,289
09/17/14	Turkish Lira	1,885,686	U.S. Dollars	873,468	RBS	2,124
09/17/14	Brazilian Reals	1,870,000	U.S. Dollars	815,034	RBS	12,140
09/17/14	Turkish Lira	1,863,502	U.S. Dollars	874,986	RBS	(9,695)
09/17/14	Polish Zloty	1,786,652	U.S. Dollars	586,634	RBS	(1,258)
09/17/14	Brazilian Reals	1,770,000	U.S. Dollars	773,393	RBS	9,547
09/17/14	U.S. Dollars	1,756,078	Mexican Pesos	23,000,000	RBS	(7,057)
09/17/14	Brazilian Reals	1,752,981	U.S. Dollars	743,356	RBS	32,055
09/17/14	Polish Zloty	1,723,047	U.S. Dollars	563,487	RBS	1,050
09/17/14	Polish Zloty	1,704,113	U.S. Dollars	562,455	RBS	(4,122)
09/17/14	Brazilian Reals	1,702,170	U.S. Dollars	740,815	RBS	12,121
09/17/14	U.S. Dollars	1,605,449	Chilean Peso	892,147,976	RBS	5,734

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	U.S. Dollars	1,521,396	Turkish Lira	3,270,000	RBS	$3,017
09/17/14	U.S. Dollars	1,474,565	Chilean Peso	818,235,929	RBS	7,381
09/17/14	Turkish Lira	1,397,626	U.S. Dollars	649,817	RBS	(849)
09/17/14	U.S. Dollars	1,381,367	Russian Rubles	49,104,146	RBS	(37,140)
09/17/14	U.S. Dollars	1,371,738	Mexican Pesos	18,000,000	RBS	(8,107)
09/17/14	Hong Kong Dollars	1,200,000	U.S. Dollars	154,825	RBS	(56)
09/17/14	Brazilian Reals	1,189,687	U.S. Dollars	518,947	RBS	7,297
09/17/14	U.S. Dollars	1,170,870	Israeli Shekels	4,056,245	RBS	(10,677)
09/17/14	Mexican Pesos	1,158,000	U.S. Dollars	88,311	RBS	459
09/17/14	U.S. Dollars	1,150,894	Philippine Peso	50,501,225	RBS	(4,306)
09/17/14	U.S. Dollars	1,150,308	Philippine Peso	50,593,401	RBS	(7,001)
09/17/14	U.S. Dollars	1,111,487	Philippine Peso	48,805,374	RBS	(4,921)
09/17/14	Mexican Pesos	1,100,000	U.S. Dollars	84,026	RBS	298
09/17/14	Russian Rubles	1,100,000	U.S. Dollars	31,483	RBS	294
09/17/14	U.S. Dollars	1,019,749	Russian Rubles	35,795,753	RBS	(14,309)
09/17/14	U.S. Dollars	1,012,535	Russian Rubles	35,712,106	RBS	(19,107)
09/17/14	U.S. Dollars	982,335	Chilean Peso	545,490,619	RBS	4,213
09/17/14	U.S. Dollars	979,249	Chilean Peso	545,490,619	RBS	1,127
09/17/14	U.S. Dollars	976,794	Chilean Peso	545,490,619	RBS	(1,328)
09/17/14	U.S. Dollars	949,009	Turkish Lira	2,080,000	RBS	(16,810)
09/17/14	U.S. Dollars	917,526	Brazilian Reals	2,140,000	RBS	(29,080)
09/17/14	U.S. Dollars	889,297	Brazilian Reals	2,080,000	RBS	(30,768)
09/17/14	U.S. Dollars	882,726	Israeli Shekels	3,056,880	RBS	(7,715)
09/17/14	U.S. Dollars	879,020	Israeli Shekels	3,056,880	RBS	(11,421)
09/17/14	U.S. Dollars	872,057	Mexican Pesos	11,400,000	RBS	(1,845)
09/17/14	U.S. Dollars	865,310	Turkish Lira	1,890,000	RBS	(12,286)
09/17/14	U.S. Dollars	826,197	Brazilian Reals	1,910,000	RBS	(18,671)
09/17/14	U.S. Dollars	803,769	Israeli Shekels	2,779,995	RBS	(6,018)
09/17/14	Thailand Baht	800,000	U.S. Dollars	24,354	RBS	205
09/17/14	Thailand Baht	800,000	U.S. Dollars	24,533	RBS	26
09/17/14	Hong Kong Dollars	800,000	U.S. Dollars	103,209	RBS	(30)
09/17/14	Hong Kong Dollars	800,000	U.S. Dollars	103,222	RBS	(43)
09/17/14	U.S. Dollars	748,071	Turkish Lira	1,620,000	RBS	(4,154)
09/17/14	Thailand Baht	700,000	U.S. Dollars	21,296	RBS	193
09/17/14	Thailand Baht	700,000	U.S. Dollars	21,479	RBS	10
09/17/14	Thailand Baht	700,000	U.S. Dollars	21,500	RBS	(10)
09/17/14	U.S. Dollars	669,834	Russian Rubles	24,036,995	RBS	(24,540)
09/17/14	U.S. Dollars	601,965	Indian Rupees	36,154,000	RBS	12,584
09/17/14	Hong Kong Dollars	600,000	U.S. Dollars	77,415	RBS	(31)
09/17/14	Hong Kong Dollars	600,000	U.S. Dollars	77,416	RBS	(32)
09/17/14	Hong Kong Dollars	600,000	U.S. Dollars	77,418	RBS	(34)
09/17/14	U.S. Dollars	592,567	Brazilian Reals	1,380,000	RBS	(17,860)
09/17/14	U.S. Dollars	562,255	South African Rand	6,100,000	RBS	(3,687)
09/17/14	U.S. Dollars	554,123	Czech Republic Koruna	11,200,000	RBS	(5,128)
09/17/14	U.S. Dollars	530,199	South African Rand	5,800,000	RBS	(7,911)
09/17/14	U.S. Dollars	523,452	Singapore Dollars	655,545	RBS	(2,304)
09/17/14	Chilean Peso	510,000	U.S. Dollars	912	RBS	3
09/17/14	U.S. Dollars	482,376	South African Rand	5,200,000	RBS	(67)
09/17/14	U.S. Dollars	482,349	Hungarian Forint	109,000,000	RBS	1,858
09/17/14	U.S. Dollars	476,586	South African Rand	5,200,000	RBS	(5,857)
09/17/14	U.S. Dollars	444,631	South African Rand	4,800,000	RBS	(701)
09/17/14	U.S. Dollars	443,879	Hungarian Forint	101,000,000	RBS	(1,346)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	U.S. Dollars	428,658	Mexican Pesos	5,600,000	RBS	$(627)
09/17/14	U.S. Dollars	420,586	South African Rand	4,600,000	RBS	(6,191)
09/17/14	U.S. Dollars	417,016	Chilean Peso	233,529,000	RBS	(1,726)
09/17/14	U.S. Dollars	414,906	South African Rand	4,500,000	RBS	(2,593)
09/17/14	U.S. Dollars	401,543	Philippine Peso	17,600,000	RBS	(1,051)
09/17/14	Hong Kong Dollars	400,000	U.S. Dollars	51,601	RBS	(11)
09/17/14	U.S. Dollars	395,233	South African Rand	4,300,000	RBS	(3,710)
09/17/14	U.S. Dollars	368,222	Israeli Shekels	1,280,000	RBS	(4,630)
09/17/14	U.S. Dollars	356,592	Brazilian Reals	820,000	RBS	(6,126)
09/17/14	U.S. Dollars	349,707	Mexican Pesos	4,600,000	RBS	(2,920)
09/17/14	U.S. Dollars	322,091	South African Rand	3,500,000	RBS	(2,631)
09/17/14	U.S. Dollars	305,603	Indonesian Rupiahs	3,600,000,000	RBS	6,502
09/17/14	Thailand Baht	300,000	U.S. Dollars	9,083	RBS	127
09/17/14	Thailand Baht	300,000	U.S. Dollars	9,204	RBS	6
09/17/14	Hong Kong Dollars	300,000	U.S. Dollars	38,696	RBS	(4)
09/17/14	Russian Rubles	300,000	U.S. Dollars	8,765	RBS	(99)
09/17/14	U.S. Dollars	282,320	Hungarian Forint	64,000,000	RBS	198
09/17/14	U.S. Dollars	261,540	Indonesian Rupiahs	3,200,000,000	RBS	(4,328)
09/17/14	U.S. Dollars	251,070	South African Rand	2,700,000	RBS	571
09/17/14	U.S. Dollars	235,406	Turkish Lira	510,000	RBS	(1,406)
09/17/14	Turkish Lira	230,000	U.S. Dollars	106,280	RBS	517
09/17/14	U.S. Dollars	222,014	Mexican Pesos	2,900,000	RBS	(294)
09/17/14	U.S. Dollars	217,186	Czech Republic Koruna	4,400,000	RBS	(2,519)
09/17/14	U.S. Dollars	203,898	Czech Republic Koruna	4,100,000	RBS	(828)
09/17/14	U.S. Dollars	203,183	Hong Kong Dollars	1,575,000	RBS	49
09/17/14	U.S. Dollars	202,599	Thailand Baht	6,664,000	RBS	(1,978)
09/17/14	Thailand Baht	200,000	U.S. Dollars	6,050	RBS	90
09/17/14	Thailand Baht	200,000	U.S. Dollars	6,142	RBS	(2)
09/17/14	Thailand Baht	200,000	U.S. Dollars	6,145	RBS	(6)
09/17/14	Hong Kong Dollars	200,000	U.S. Dollars	25,804	RBS	(9)
09/17/14	U.S. Dollars	194,471	Turkish Lira	420,000	RBS	(551)
09/17/14	U.S. Dollars	179,664	Philippine Peso	7,900,000	RBS	(1,046)
09/17/14	Singapore Dollars	170,000	U.S. Dollars	135,350	RBS	992
09/17/14	U.S. Dollars	167,706	Hong Kong Dollars	1,300,000	RBS	41
09/17/14	U.S. Dollars	163,718	Turkish Lira	350,000	RBS	1,201
09/17/14	U.S. Dollars	160,329	Turkish Lira	341,000	RBS	1,990
09/17/14	U.S. Dollars	155,231	Malaysian Ringgits	500,000	RBS	493
09/17/14	Peruvian Nuevos Soles	150,000	U.S. Dollars	53,591	RBS	(449)
09/17/14	U.S. Dollars	142,719	Thailand Baht	4,659,000	RBS	(306)
09/17/14	U.S. Dollars	137,589	South African Rand	1,499,000	RBS	(1,484)
09/17/14	U.S. Dollars	128,412	Brazilian Reals	294,000	RBS	(1,635)
09/17/14	U.S. Dollars	108,376	Indonesian Rupiahs	1,300,000,000	RBS	368
09/17/14	U.S. Dollars	103,995	Singapore Dollars	130,000	RBS	(266)
09/17/14	U.S. Dollars	101,478	Indonesian Rupiahs	1,200,000,000	RBS	1,778
09/17/14	Thailand Baht	100,000	U.S. Dollars	3,071	RBS	(1)
09/17/14	Hong Kong Dollars	100,000	U.S. Dollars	12,901	RBS	(4)
09/17/14	U.S. Dollars	90,309	Hong Kong Dollars	700,000	RBS	27
09/17/14	U.S. Dollars	90,294	Hong Kong Dollars	700,000	RBS	12
09/17/14	U.S. Dollars	79,669	Singapore Dollars	100,000	RBS	(532)
09/17/14	U.S. Dollars	77,407	Hong Kong Dollars	600,000	RBS	23
09/17/14	U.S. Dollars	77,399	Hong Kong Dollars	600,000	RBS	15
09/17/14	U.S. Dollars	71,955	Singapore Dollars	90,000	RBS	(227)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/14	U.S. Dollars	68,948	Israeli Shekels	240,000	RBS	$(962)
09/17/14	U.S. Dollars	64,508	Hong Kong Dollars	500,000	RBS	22
09/17/14	U.S. Dollars	55,715	Singapore Dollars	70,000	RBS	(426)
09/17/14	U.S. Dollars	51,593	Hong Kong Dollars	400,000	RBS	3
09/17/14	Polish Zloty	50,000	U.S. Dollars	16,405	RBS	(23)
09/17/14	U.S. Dollars	42,501	Thailand Baht	1,400,000	RBS	(477)
09/17/14	Singapore Dollars	40,000	U.S. Dollars	31,945	RBS	136
09/17/14	U.S. Dollars	38,705	Hong Kong Dollars	300,000	RBS	13
09/17/14	U.S. Dollars	36,546	Thailand Baht	1,200,000	RBS	(293)
09/17/14	U.S. Dollars	34,672	Czech Republic Koruna	700,000	RBS	(281)
09/17/14	U.S. Dollars	30,525	Mexican Pesos	400,000	RBS	(138)
09/17/14	U.S. Dollars	25,800	Hong Kong Dollars	200,000	RBS	5
09/17/14	U.S. Dollars	24,577	Thailand Baht	800,000	RBS	18
09/17/14	U.S. Dollars	24,562	Thailand Baht	800,000	RBS	3
09/17/14	U.S. Dollars	21,748	Russian Rubles	764,000	RBS	(322)
09/17/14	Singapore Dollars	20,000	U.S. Dollars	15,943	RBS	98
09/17/14	Indian Rupees	20,000	U.S. Dollars	333	RBS	(7)
09/17/14	U.S. Dollars	18,794	Turkish Lira	40,000	RBS	221
09/17/14	U.S. Dollars	15,372	Thailand Baht	500,000	RBS	23
09/17/14	U.S. Dollars	15,301	Thailand Baht	500,000	RBS	(49)
09/17/14	U.S. Dollars	13,307	Indonesian Rupiahs	158,686,000	RBS	123
09/17/14	U.S. Dollars	13,175	Hungarian Forint	3,000,000	RBS	(49)
09/17/14	U.S. Dollars	12,901	Hong Kong Dollars	100,000	RBS	3
09/17/14	Singapore Dollars	10,000	U.S. Dollars	7,996	RBS	24
09/17/14	Singapore Dollars	10,000	U.S. Dollars	8,001	RBS	20
09/17/14	Singapore Dollars	10,000	U.S. Dollars	8,006	RBS	15
09/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,529	RBS	14
09/17/14	Singapore Dollars	10,000	U.S. Dollars	8,010	RBS	10
09/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,534	RBS	9
09/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,540	RBS	2
09/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,569	RBS	(26)
09/17/14	U.S. Dollars	9,906	Czech Republic Koruna	200,000	RBS	(81)
09/17/14	U.S. Dollars	8,703	Brazilian Reals	20,000	RBS	(144)
09/17/14	Mexican Pesos	8,000	U.S. Dollars	611	RBS	2
09/17/14	U.S. Dollars	7,105	Peruvian Nuevos Soles	20,000	RBS	19
09/17/14	Taiwan Dollars	5,000	U.S. Dollars	167	RBS	—
09/17/14	U.S. Dollars	4,402	Hungarian Forint	1,000,000	RBS	(6)
09/17/14	U.S. Dollars	3,576	Peruvian Nuevos Soles	10,000	RBS	33
09/17/14	U.S. Dollars	3,565	Peruvian Nuevos Soles	10,000	RBS	23
09/17/14	U.S. Dollars	3,543	Peruvian Nuevos Soles	10,000	RBS	—
09/17/14	U.S. Dollars	3,527	Peruvian Nuevos Soles	10,000	RBS	(15)
09/17/14	U.S. Dollars	3,073	Thailand Baht	100,000	RBS	3
09/17/14	U.S. Dollars	3,065	Thailand Baht	100,000	RBS	(4)
09/17/14	U.S. Dollars	1,098	South African Rand	12,000	RBS	(15)
09/17/14	U.S. Dollars	1,095	Indonesian Rupiahs	13,091,000	RBS	7
09/17/14	U.S. Dollars	912	Russian Rubles	32,000	RBS	(12)

						$(186,748)

Inflation Protected Bond Fund
07/07/14	U.S. Dollars	18,788,096	Euro	13,835,000	UBS	$(156,682)
07/23/14	Mexican Pesos	36,553,026	U.S. Dollars	2,803,973	BOA	8,555
07/23/14	U.S. Dollars	2,810,845	Mexican Pesos	36,585,000	DEUT	(4,143)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/23/14	U.S. Dollars	1,897,741	Australian Dollars	2,070,000	BAR	$(50,545)
07/23/14	U.S. Dollars	888,530	New Zealand Dollars	1,032,000	BOA	(12,975)
09/12/14	U.S. Dollars	609,548	Euro	445,000	DEUT	39
09/12/14	Norwegian Krone	12,977,578	Australian Dollars	2,307,621	JPM	(54,635)
09/12/14	Australian Dollars	2,285,000	Norwegian Krone	13,084,710	UBS	16,003
09/12/14	U.S. Dollars	1,602,920	Euro	1,181,539	BAR	(15,415)
09/12/14	U.S. Dollars	1,214,736	Japanese Yen	123,469,489	BAR	(4,717)

						$(274,515)

Options Written

Transactions in options written during the period ended June 30, 2014 were as follows:

Fund	Number of Contracts	Premiums Received	Notional Amount	Premiums Received	Total Premiums Received
Low-Duration Bond
Options written, 12/31/13	396	$173,943	$90,200,000	$230,869	$404,812

Options written	—	—	52,400,000	266,390	266,390
Options expired	(396)	(173,943)	(17,200,000)	(75,225)	(249,168)
Options closed	—	—	(107,900,000)	(406,984)	(406,984)

Options written, 06/30/14	—	$—	$17,500,000	$15,050	$15,050

Medium-Duration Bond
Options written, 12/31/13	412	$180,759	$107,500,000	$276,212	$456,971

Options written	1,340	361,431	259,300,000	927,861	1,289,292
Options expired	(1,011)	(313,437)	(84,600,000)	(87,141)	(400,578)
Options closed	(468)	(130,737)	(103,400,000)	(128,452)	(259,189)

Options written, 06/30/14	273	$98,016	$178,800,000	$988,480	$1,086,496

Defensive Market Strategies
Options written, 12/31/13	688	$32,881	$—	$—	$32,881

Options written	2,561	1,999,218	—	—	1,999,218
Options expired	(2,297)	(1,365,787)	—	—	(1,365,787)
Options closed	(332)	(224,283)	—	—	(224,283)

Options written, 06/30/14	620	$442,029	$—	$—	$442,029

Small Cap Equity
Options written, 12/31/13	13	$3,973	$—	$—	$3,973

Options written	83	19,277	—	—	19,277
Options expired	(7)	(1,837)	—	—	(1,837)
Options closed	(89)	(21,414)	—	—	(21,414)

Options written, 06/30/14	—	$—	$—	$—	$—

Inflation Protected Bond
Options written, 12/31/13	200	$14,660	$4,890,000	$66,923	$81,583

Options written	497	166,887	10,385,000	75,771	242,658
Options expired	(178)	(41,461)	(15,275,000)	(142,694)	(184,155)
Options closed	(347)	(78,434)	—	—	(78,434)

Options written, 06/30/14	172	$61,653	$—	$—	$61,653

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 06/30/14		Year Ended 12/31/13
	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2005
Shares sold		1,138,606		2,390,141
Shares reinvested		—		133,788
Shares redeemed		(906,326)		(2,453,997)

Net increase		232,280		69,932

MyDestination 2015
Shares sold		3,260,376		7,823,039
Shares reinvested		—		1,056,637
Shares redeemed		(1,990,924)		(3,249,231)

Net increase		1,269,452		5,630,445

MyDestination 2025
Shares sold		4,853,898		11,525,044
Shares reinvested		—		2,356,280
Shares redeemed		(956,074)		(1,456,827)

Net increase		3,897,824		12,424,497

MyDestination 2035
Shares sold		3,104,278		6,160,978
Shares reinvested		—		1,469,835
Shares redeemed		(417,666)		(599,267)

Net increase		2,686,612		7,031,546

MyDestination 2045
Shares sold		1,956,107		4,414,752
Shares reinvested		—		1,643,081
Shares redeemed		(354,115)		(400,028)

Net increase		1,601,992		5,657,805

MyDestination 2055
Shares sold		487,820		779,633
Shares reinvested		—		79,228
Shares redeemed		(142,866)		(158,031)

Net increase (decrease)		344,954		700,830

Conservative Allocation
Shares sold		1,584,154		3,550,322
Shares reinvested		—		1,864,374
Shares redeemed		(2,113,537)		(5,118,767)

Net increase (decrease)		(529,383)		295,929

	Six Months Ended 06/30/14		Year Ended 12/31/13
	Institutional Class	Investor Class	Institutional Class	Investor Class
Balanced Allocation
Shares sold		2,420,643		6,124,611
Shares reinvested		—		6,104,594
Shares redeemed		(3,618,256)		(8,788,484)

Net increase (decrease)		(1,197,613)		3,440,721

Growth Allocation
Shares sold		1,285,724		3,092,779
Shares reinvested		144		6,462,903
Shares redeemed		(2,598,454)		(6,124,482)

Net increase (decrease)		(1,312,586)		3,431,200

Aggressive Allocation
Shares sold		707,772		2,138,220
Shares reinvested		—		3,947,279
Shares redeemed		(2,217,837)		(5,065,859)

Net increase (decrease)		(1,510,065)		1,019,640

Conservative Allocation I
Shares sold	421,858		1,051,991
Shares reinvested	—		307,930
Shares redeemed	(810,449)		(1,268,188)

Net increase (decrease)	(388,591)		91,733

Balanced Allocation I
Shares sold	872,889		2,931,254
Shares reinvested	—		1,297,121
Shares redeemed	(1,513,551)		(2,315,029)

Net increase (decrease)	(640,662)		1,913,346

Growth Allocation I
Shares sold	558,791		2,619,702
Shares reinvested	—		769,800
Shares redeemed	(892,221)		(1,488,489)

Net increase (decrease)	(333,430)		1,901,013

Aggressive Allocation I
Shares sold	396,040		1,441,037
Shares reinvested	—		335,244
Shares redeemed	(528,535)		(988,775)

Net increase (decrease)	(132,495)		787,506

Money Market
Shares sold	104,647,163	1,804,874,091	105,460,546	4,335,936,657
Shares reinvested	9,355	21,436	38,908	105,203
Shares redeemed	(70,407,810)	(1,883,110,800)	(106,106,557)	(4,204,891,545)

Net increase (decrease)	34,248,708	(78,215,273)	(607,103)	131,150,315

	Six Months Ended 06/30/14		Year Ended 12/31/13
	Institutional Class	Investor Class	Institutional Class	Investor Class
Low-Duration Bond
Shares sold	1,326,979	2,602,301	2,410,812	7,197,509
Shares reinvested	132,914	229,674	320,329	549,518
Shares redeemed	(858,137)	(1,304,352)	(2,259,882)	(5,397,894)

Net increase	601,756	1,527,623	471,259	2,349,133

Medium-Duration Bond
Shares sold	3,831,279	1,715,177	3,728,890	5,082,508
Shares reinvested	653,657	366,598	1,297,479	725,378
Shares redeemed	(1,498,912)	(1,622,513)	(6,539,868)	(6,915,624)

Net increase (decrease)	2,986,024	459,262	(1,513,499)	(1,107,738)

Extended-Duration Bond
Shares sold	1,514,313	1,342,350	1,450,978	1,802,684
Shares reinvested	584,077	194,604	2,566,909	1,075,013
Shares redeemed	(2,709,445)	(1,690,811)	(6,720,701)	(10,234,291)

Net decrease	(611,055)	(153,857)	(2,702,814)	(7,356,594)

Global Bond
Shares sold		1,974,442		13,971,357
Shares reinvested		600,636		931,764
Shares redeemed		(1,030,821)		(1,865,216)

Net increase		1,544,257		13,037,905

Defensive Market Strategies
Shares sold	531,295	3,194,412	661,878	6,381,892
Shares reinvested	111,180	487,253	721,331	3,070,861
Shares redeemed	(524,081)	(1,348,411)	(1,607,751)	(4,528,408)

Net increase (decrease)	118,394	2,333,254	(224,542)	4,924,345

Equity Index
Shares sold	1,973,099	887,537	1,131,793	2,256,224
Shares reinvested	210,301	109,588	460,083	335,582
Shares redeemed	(248,086)	(1,511,792)	(662,076)	(1,537,196)

Net increase (decrease)	1,935,314	(514,667)	929,800	1,054,610

Value Equity
Shares sold	1,874,287	1,375,784	2,595,246	4,377,712
Shares reinvested	812,553	673,363	2,293,663	2,159,615
Shares redeemed	(1,410,418)	(2,619,683)	(6,218,683)	(12,367,991)

Net increase (decrease)	1,276,422	(570,536)	(1,329,774)	(5,830,664)

Growth Equity
Shares sold	1,565,575	2,346,425	1,209,794	2,482,933
Shares reinvested	513,583	716,140	4,889,718	8,132,474
Shares redeemed	(957,616)	(2,751,927)	(3,679,257)	(9,363,004)

Net increase	1,121,542	310,638	2,420,255	1,252,403

	Six Months Ended 06/30/14		Year Ended 12/31/13
	Institutional Class	Investor Class	Institutional Class	Investor Class
Small Cap Equity
Shares sold	1,111,249	1,478,457	674,645	3,097,274
Shares reinvested	—	180	2,205,035	4,671,768
Shares redeemed	(482,392)	(2,443,674)	(1,346,815)	(4,452,164)

Net increase (decrease)	628,857	(965,037)	1,532,865	3,316,878

International Equity
Shares sold	1,321,972	2,642,076	2,527,358	8,472,335
Shares reinvested	—	—	497,233	1,031,763
Shares redeemed	(1,594,735)	(2,417,133)	(6,818,923)	(22,701,043)

Net increase (decrease)	(272,763)	224,943	(3,794,332)	(13,196,945)

Emerging Markets Equity(1)
Shares sold	465,112	2,205,580	4,766,135	25,064,445
Shares redeemed	(386,772)	(1,322,150)	(6,609)	(17,379)

Net increase	78,340	883,430	4,759,526	25,047,066

Inflation Protected Bond
Shares sold		2,964,283		14,472,849
Shares reinvested		300,744		256,571
Shares redeemed		(1,119,583)		(5,308,242)

Net increase		2,145,444		9,421,178

Flexible Income(2)
Shares sold		1,216,648		10,983,177
Shares reinvested		167,678		102,640
Shares redeemed		(137,839)		(229,568)

Net increase		1,246,487		10,856,249

Real Assets(2)
Shares sold		2,325,812		2,902,856
Shares reinvested		—		26,318
Shares redeemed		(200,153)		(113,145)

Net increase		2,125,659		2,816,029

Real Estate Securities
Shares sold		1,817,254		12,984,775
Shares reinvested		200,600		3,225,459
Shares redeemed		(2,048,019)		(9,162,135)

Net increase (decrease)		(30,165)		7,048,099

Global Natural Resources Equity(2)
Shares sold		1,699,163		26,918,280
Shares reinvested		—		328,917
Shares redeemed		(1,376,276)		(387,108)

Net increase		322,887		26,860,089

(1)	Inception date was October 31, 2013
(2)	Inception date was July 1, 2013

7. BANK BORROWINGS

The Board of Trustees approved the renewal of a credit agreement with Bank of America, N.A. dated November 29, 2013 through November 28, 2014. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.23% per annum.

No Funds borrowed for the period ended June 30, 2014, and there were no outstanding loans at June 30, 2014.

8. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the period ended June 30, 2014, the Emerging Markets Equity Fund accrued non-U.S. taxes on unrealized gains of $651,235.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2013, were characterized as follows for tax purposes:

Fund		Ordinary Income	Long-Term Capital Gain	Total Distribution
MyDestination 2005	2013	$1,430,800	$—	$1,430,800
	2012	1,578,267	—	1,578,267
MyDestination 2015	2013	11,082,375	507,649	11,590,024
	2012	7,838,073	—	7,838,073
MyDestination 2025	2013	13,816,231	11,772,816	25,589,047
	2012	7,215,597	—	7,215,597
MyDestination 2035	2013	6,111,194	9,769,547	15,880,741
	2012	2,242,099	879,202	3,121,301

Fund		Ordinary Income	Long-Term Capital Gain	Total Distribution
MyDestination 2045	2013	$4,505,425	$12,558,112	$17,063,537
	2012	1,379,906	660,432	2,040,338
MyDestination 2055	2013	337,035	689,617	1,026,652
	2012	118,877	—	118,877
Conservative Allocation	2013	4,707,701	17,556,365	22,264,066
	2012	5,840,997	688,186	6,529,183
Balanced Allocation	2013	27,828,660	53,077,462	80,906,122
	2012	25,943,077	13,284,081	39,227,158
Growth Allocation	2013	19,778,720	71,013,455	90,792,175
	2012	12,093,852	5,913,471	18,007,323
Aggressive Allocation	2013	18,059,402	40,374,215	58,433,617
	2012	7,350,220	9,829,880	17,180,100
Conservative Allocation I	2013	2,555,600	476,930	3,032,530
	2012	2,141,071	—	2,141,071
Balanced Allocation I	2013	13,881,599	—	13,881,599
	2012	13,614,253	—	13,614,253
Growth Allocation I	2013	9,414,953	—	9,414,953
	2012	5,883,636	—	5,883,636
Aggressive Allocation I	2013	4,675,371	—	4,675,371
	2012	2,288,303	—	2,288,303
Money Market	2013	228,385	—	228,385
	2012	256,904	—	256,904
Low-Duration Bond	2013	10,153,806	—	10,153,806
	2012	14,200,533	430,869	14,631,402
Medium-Duration Bond	2013	19,625,346	—	19,625,346
	2012	36,230,589	—	36,230,589
Extended-Duration Bond	2013	16,784,004	15,235,598	32,019,602
	2012	25,350,803	8,562,989	33,913,792
Global Bond	2013	9,497,750	—	9,497,750
	2012	10,523,011	—	10,523,011
Defensive Market Strategies	2013	24,435,473	18,757,192	43,192,665
	2012	14,722,792	2,364,615	17,087,407
Equity Index	2013	6,219,243	4,196,449	10,415,692
	2012	5,289,625	2,667,155	7,956,780
Value Equity	2013	25,431,349	40,067,680	65,499,029
	2012	19,346,383	—	19,346,383
Growth Equity	2013	50,068,100	193,351,088	243,419,188
	2012	2,148,451	95,278,551	97,427,002
Small Cap Equity	2013	39,689,845	66,847,494	106,537,339
	2012	3,052,762	22,280,774	25,333,536
International Equity	2013	21,343,925	—	21,343,925
	2012	22,469,818	—	22,469,818
Inflation Protected Bond	2013	2,068,697	682,106	2,750,803
	2012	7,052,735	2,263,673	9,316,408
Flexible Income	2013	1,028,524	—	1,028,524
Real Assets	2013	258,438	—	258,438
Real Estate Securities	2013	10,582,340	19,896,262	30,478,602
	2012	2,553,245	—	2,553,245
Global Natural Resources Equity	2013	3,127,024	—	3,127,024

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$83,785	$1,356,949	$—	$2,202,178
MyDestination 2015	—	10,218,241	—	35,242,944
MyDestination 2025	78,978	15,609,679	—	53,589,787
MyDestination 2035	68,660	10,599,160	—	38,394,452
MyDestination 2045	60,829	8,242,663	—	28,023,688
MyDestination 2055	5,263	636,071	—	1,036,090
Conservative Allocation	13,257	3,058,599	—	14,498,618
Balanced Allocation	107,105	27,634,774	—	129,598,801
Growth Allocation	197,890	31,187,159	—	113,718,347
Aggressive Allocation	291,461	37,793,564	—	151,067,455
Conservative Allocation I	—	1,154,011	—	(2,728,184)
Balanced Allocation I	5,275,083	(2,089,258)	—	(4,171,921)
Growth Allocation I	1,464,856	7,330,894	—	6,995,407
Aggressive Allocation I	4,390,854	3,534,218	—	6,771,111
Money Market	47,830	—	—	—
Low-Duration Bond	190,509	462,630	—	(5,095,179)
Medium-Duration Bond	1,121,489	(10,419,386)	—	(154,153)
Extended-Duration Bond	154,959	486,133	—	11,717,206
Global Bond	639,097	(7,751,153)	(69,959)	9,266,210
Defensive Market Strategies	1,418,808	3,727,575	—	44,120,637
Equity Index	344,212	1,163,051	—	126,006,448
Value Equity	246,220	14,943,180	—	303,141,063
Growth Equity	4,112,762	18,877,835	—	382,685,592
Small Cap Equity	6,278,462	5,659,213	—	100,925,709
International Equity	1,717,147	(45,022,506)	—	224,742,189
Emerging Markets Equity	—	42,811	(1,088,983)	(5,898,907)
Inflation Protected Bond	30,727	(1,141,069)	—	(7,718,462)
Flexible Income	91,204	—	—	517,058
Real Assets	310	315,257	—	(933,274)
Real Estate Securities	—	258,324	(902,246)	(8,027,391)
Global Natural Resources Equity	152,400	—	—	(13,070,671)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains.

Capital loss carryovers and their expiration dates, were as follows as of December 31, 2013:

Expiring December 31,	2017	2018	Unlimited	Total
Balanced Allocation I	$—	$2,089,258	$—	$2,089,258
Medium-Duration Bond	—	—	10,419,386	10,419,386
Global Bond	7,751,153	—	—	7,751,153
International Equity	45,022,506	—	—	45,022,506
Inflation Protected Bond	—	—	1,141,069	1,141,069

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Such losses are presented in the table above under the column heading “Unlimited.” However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term losses as under previous law.

At June 30, 2014, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$86,198,440	$4,314,447	$4,627,283	$(312,836)
MyDestination 2015	424,909,021	52,454,939	53,860,791	(1,405,852)
MyDestination 2025	540,945,058	78,936,999	79,389,833	(452,834)
MyDestination 2035	285,639,519	52,757,310	52,757,310	—
MyDestination 2045	202,686,121	37,960,569	38,005,000	(44,431)
MyDestination 2055	20,043,578	1,843,516	1,861,447	(17,931)
Conservative Allocation	302,369,538	20,169,661	20,356,852	(187,191)
Balanced Allocation	1,156,842,511	185,075,487	185,987,630	(912,143)
Growth Allocation	841,396,477	155,242,249	156,235,965	(993,716)
Aggressive Allocation	718,370,993	177,458,551	177,458,551	—
Conservative Allocation I	83,428,670	(1,107,746)	—	(1,107,746)
Balanced Allocation I	391,637,267	9,769,150	16,757,265	(6,988,115)
Growth Allocation I	264,413,903	17,202,695	20,081,114	(2,878,419)
Aggressive Allocation I	182,991,713	12,620,322	12,620,322	—
Money Market	1,324,955,290	—	—	—
Low-Duration Bond	1,042,435,508	1,799,244	6,509,687	(4,710,443)
Medium-Duration Bond	997,437,816	15,739,463	23,301,761	(7,562,298)
Extended-Duration Bond	283,812,710	35,098,584	35,901,399	(802,815)
Global Bond	436,031,329	24,754,911	26,956,372	(2,201,461)
Defensive Market Strategies	565,223,207	48,404,994	49,492,345	(1,087,351)
Equity Index	267,780,063	143,783,652	146,605,895	(2,822,243)
Value Equity	1,275,590,496	305,851,845	318,551,564	(12,699,719)
Growth Equity	1,301,928,175	360,667,968	370,621,608	(9,953,640)
Small Cap Equity	679,574,073	78,369,008	90,091,680	(11,722,672)
International Equity	1,396,210,629	221,024,744	254,152,181	(33,127,437)
Emerging Markets Equity	328,808,867	10,310,757	20,501,727	(10,190,970)
Inflation Protected Bond	303,451,597	5,296,672	13,312,577	(8,015,905)
Flexible Income	125,583,731	397,416	709,573	(312,157)
Real Assets	50,264,951	1,564,864	1,564,864	—
Real Estate Securities	284,381,136	12,593,598	15,588,399	(2,994,801)
Global Natural Resources	367,911,781	20,685,414	30,969,529	(10,284,115)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

At December 31, 2013, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$675,232	$(675,232)
MyDestination 2015	—	5,343,266	(5,343,266)
MyDestination 2025	—	7,410,221	(7,410,221)
MyDestination 2035	—	3,276,328	(3,276,328)
MyDestination 2045	—	2,620,682	(2,620,682)
MyDestination 2055	(364)	204,135	(203,771)
Conservative Allocation	—	1,853,778	(1,853,778)
Balanced Allocation	—	11,269,401	(11,269,401)
Growth Allocation	—	9,189,205	(9,189,205)
Aggressive Allocation	—	10,702,757	(10,702,757)
Conservative Allocation I	—	590,161	(590,161)
Balanced Allocation I	—	4,488,148	(4,488,148)
Growth Allocation I	—	3,990,638	(3,990,638)
Aggressive Allocation I	—	3,766,916	(3,766,916)
Low-Duration Bond	—	(230,981)	230,981
Medium-Duration Bond	—	1,102,045	(1,102,045)
Extended-Duration Bond	—	731,583	(731,583)
Global Bond	—	(2,278,226)	2,278,226
Defensive Market Strategies	(252)	310,715	(310,463)
Equity Index	—	887	(887)
Value Equity	—	2,105	(2,105)
Growth Equity	—	2,467,471	(2,467,471)
Small Cap Equity	—	746,938	(746,938)
International Equity	—	(3,189,961)	3,189,961
Emerging Markets Equity	(254,800)	(989,047)	1,243,847
Inflation Protected Bond	—	4,093	(4,093)
Flexible Income	(1,000)	5,324	(4,324)
Real Assets	(1,257)	151,335	(150,078)
Real Estate Securities	—	206,469	(206,469)
Global Natural Resources Equity	(1,000)	538,812	(537,812)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-GS-FUNDS (1-888-473-8637).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

INDEPENDENT TRUSTEES
Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 – present.	31	Ouachita Baptist University – Board of Trustees Member

Paul H. Dixon, Ed.D. (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2014	Chancellor, Cedarville University, 2003 – Present	31	Golden Gate Baptist Theological Seminary — Board of Trustees Member; Shepherds Ministries — Board of Directors Member

Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Partner in Charge (Orlando office), Carr, Riggs & Ingram, LLC, 2007 – 2014 – Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 - 2013.	31	N/A

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Chief Credit Officer, CapStone Bank, 2011 – present; Executive Vice President/ Regional Credit Officer, SunTrust Bank, 1995 – 2011.	31	N/A

Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Field Representative, American Institute of Certified Public Accountants, 2012 – present; Executive Director, Society of Louisiana CPAs, 1995 – 2012.	31	Neighbors Federal Credit Union — Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company — Board of Directors Member and Member of Audit Committee

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired — Director, Office of Public Policy, South Carolina Baptist Convention, 1999 – 2011.	31	N/A

Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired — Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 – May 2003.	31	N/A

Kyle Tucker (1981) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2013	Vice President and Financial Advisor – CAPTRUST Financial Advisors, 2006 – Present.	31	N/A

INTERESTED TRUSTEES[23]

Thomas G. Evans (1961) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2012	Appraiser, Manager and Owner, Encompass Financial Services, Inc., 1985 – present, President and Owner, Custom Land Management, LLC, 1984 – present; Manager, Private Partners Opportunity Fund, LLC, 2011 – present.	31	GuideStone Financial Resources – Board of Trustees Member, June 2010 – present; Baptist Foundation of Oklahoma, Board of Directors Member and Chairman, 2004 – present; Pioneer Spirit Foundation – Board of Trustees Member, 1993 – present; GuideStone Capital Management, LLC, Board of Directors Member, July 2011 – July 2012

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	31	GuideStone Financial Resources – Board of Trustees Member, June 2008 – present; GuideStone Advisors – Board of Directors Member, July 2008 – present; GuideStone Financial Services – Board of Directors Member, July 2008 – present

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

OFFICERS WHO ARE NOT TRUSTEES[4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer.	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 – present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 – May 2009.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Vice President, Treasurer and Chief Financial Officer, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Vice President and Chief Investment Officer, GuideStone Financial Resources, 1998 – present.	N/A	N/A

Ronald C. Dugan, Jr. (1962) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2010	Vice President and Chief Strategic Investment Officer, GuideStone Financial Resources, 2013 – present; Director of Global Investment Strategies, GuideStone Financial Resources, 2010 – 2013; Managing Director, Equities, Russell Investments, 2000 – 2010.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997 – present.	N/A	N/A

Cherika N. Latham(1982) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Legal Officer and Secretary	Since 2013	Assistant Secretary, GuideStone Financial Resources, 2008 – present.	N/A	N/A

[1]

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

[2]

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

[3]

Messrs. Evans and Hixson are “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources.

[4]	The officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-GS-FUNDS (1-888-473-8637), by visiting our website at www.GuideStoneFunds.com or by visiting the SEC’s website at www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, www.GuideStoneFunds.com within five business days after the end of the month.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders; however, the schedule is posted to our website, www.GuideStoneFunds.com. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR THE DEFENSIVE MARKET STRATEGIES FUND, SMALL CAP EQUITY FUND AND GLOBAL NATURAL RESOURCES EQUITY FUND

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the following new sub-advisory agreements among: (i) Parametric Portfolio Associates LLC (“Parametric”), GuideStone Capital Management, LLC (the “Adviser”) and the Trust on behalf of the Defensive Market Strategies Fund; (ii) Snow Capital Management L.P. (“Snow”), the Adviser and the Trust on behalf of the Small Cap Equity Fund; and (iii) SailingStone Capital Partners LLC (“SailingStone”), the Adviser and the Trust on behalf of the Global Natural Resources Equity Fund.

The Board approved the new sub-advisory agreements with Parametric, Snow and SailingStone for a two-year term at an in-person meeting of the Board held on February 27-28, 2014 (collectively, the “New Sub-Advisory Agreements”).

The Board’s decision to approve each of the New Sub-Advisory Agreements reflects the exercise of its business judgment to enter into new sub-advisory arrangements. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser and each sub-adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements for Parametric, Snow and SailingStone. The factors considered by the Board included, but were not limited to: (i) the resources of each sub-adviser; (ii) the experience and expertise of each sub-adviser; (iii) the financial capability of each sub-adviser; (iv) the compliance procedures and history of each sub-adviser; (v) the performance of similarly managed funds or portfolio accounts in comparison to relevant benchmarks for each applicable Fund; (vi) the costs of the services to be provided by each sub-adviser; (vii) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and any available information for each sub-adviser’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangements; (viii) the total expenses of each applicable Fund in comparison to similarly managed funds and the use of any anticipated expense caps; (ix) to the extent available, the anticipated profitability of each sub-adviser with respect to each applicable Fund and their overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale through breakpoints; (xi) the existence of any collateral benefits to be realized by each sub-adviser; and (xii) the existence of any collateral benefits to be realized by each applicable Fund resulting from a relationship with each sub-adviser. The Board also evaluated whether the approval of the New Sub-Advisory Agreements was in the best interest of each applicable Fund and its shareholders. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements, and each Board member may have attributed different weights to the factors considered.

The Board noted that the reason it was being asked to approve a new sub-advisory agreement with SailingStone was because the Global Natural Resources (“GNR”) Team at RS Investments Management Co. LLC (“RS Investments”) was leaving the firm to form SailingStone, a boutique registered investment advisor focused on investing in GNR equity assets. The Board noted that SailingStone was expected to acquire the existing RS Investments book of GNR business. The Board further noted that there are no anticipated changes to the GNR Strategy, investment philosophy, portfolio management team and negotiated fee structure for the Global Natural Resources Equity Fund.

The Board undertook a review of the terms of the New Sub-Advisory Agreements, and the nature, extent and quality of the services to be provided by each sub-adviser. The Adviser provided the Board with information in the form of reports about each sub-adviser prior to the meeting, which addressed the factors listed previously. The Adviser also provided additional information about each sub-adviser in a presentation made during the meeting, discussed the comprehensive screening process used to recommend each sub-adviser and responded to questions from the Board.

The Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider the information presented in connection with the approval of the New Sub-Advisory Agreements, including the Board’s responsibilities and duties in approving the agreements.

BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE DEFENSIVE MARKET STRATEGIES FUND, SMALL CAP EQUITY FUND AND GLOBAL NATURAL RESOURCES EQUITY FUND

In considering the approval of the New Sub-Advisory Agreements for the Defensive Market Strategies Fund, Small Cap Equity Fund and Global Natural Resources Equity Fund, the Board took into account the materials provided prior to the meeting, including the materials that the Board had considered at its February 27-28, 2014 meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. The Board also took into account the Investment Management Committee’s (the “Committee”) review of information related to each new sub-advisory arrangement, questions submitted by the Committee to Trust management regarding those sub-advisers, Trust management’s responses to those questions and recommendations made by the Committee. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management teams at each sub-adviser, the reasonableness of the sub-advisory fees, and whether the appointment of each sub-adviser would be in the best interests of the shareholders of each applicable Fund. The Board reviewed the above factors in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of Parametric, Snow and SailingStone. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to each applicable Fund; the systems and resources used by such persons to implement and manage each applicable strategy; and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the New Sub-Advisory Agreements and the responsibilities that each sub-adviser has to each applicable Fund, including the responsibility of day-to-day management and compliance with each Fund’s investment objectives and policies. The Board concluded that the Defensive Market Strategies Fund, Small Cap Equity Fund and Global Natural Resources Equity Fund were likely to benefit from the nature, extent and quality of the services with respect to each applicable sub-adviser’s experience, personnel, operations and resources.

With respect to the Defensive Market Strategies Fund, the Board examined the nature, extent and quality of the services to be provided by Parametric. The Board reviewed and discussed the performance results of the Defensive Equity Strategy and the favorable back-tested performance results of the custom strategy being proposed for the Defensive Market Strategies Fund. The Board noted that the back-tested strategy’s performance would have outperformed its benchmark (net of fees) for the one-, three-, five- and seven-year and since inception periods ended December 31, 2013. The Board noted that the strategy would add an options strategy to the Defensive Market Strategies Fund, thereby providing diversification, increased upside potential, increased income and reduced fees to the Fund’s overall sub-adviser composite. The Board also noted that Parametric’s fee schedule includes breakpoints at future specified asset levels. The Board further noted that the Adviser had been able to negotiate fees that were favorable in comparison to Parametric’s standard fee schedule.

With respect to the Small Cap Equity Fund, the Board examined the nature, extent and quality of the services to be provided by Snow. The Board noted the strategy’s favorable performance history, outpacing its benchmark in six out of the previous seven calendar years. The Board noted that the strategy would provide diversification benefits to the Fund’s overall sub-adviser composite since the strategy had high active risk and a low correlation of excess returns to the other strategies within the Small Cap Equity Fund. The Board also noted that Snow’s fee schedule includes breakpoints at future specified asset levels. The Board further noted that the Adviser had been able to negotiate fees that were favorable in comparison to Snow’s standard fee schedule.

With respect to the Global Natural Resources Equity Fund, the Board examined the nature, extent and quality of the services currently being provided by RS Investments and to be provided by SailingStone. The Board noted the experience of the GNR Team at RS Investments in providing investment management services to the Fund and the transition of those services to SailingStone. The Board noted the expected ability of SailingStone to attract and retain capable personnel, the reputation of the personnel forming SailingStone and the projected financial condition of SailingStone. The Board also noted that there are no anticipated changes to the investment strategy or portfolio management team relative to that which RS Investments has been providing to the Global Natural Resources Equity Fund. The Board further noted that the existing fee schedule with RS Investments would apply to the SailingStone relationship.

The Board considered the Adviser’s assessment of each sub-adviser’s current/projected financial condition, as applicable. The Board noted that the Adviser, after its due diligence, felt comfortable with each sub-adviser’s financial condition.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Defensive Market Strategies Fund, Small Cap Equity Fund and Defensive Market Strategies Fund were likely to benefit from the nature, extent and quality of each applicable sub-adviser’s services, and the Board determined to approve each of the New Sub-Advisory Agreements. The Board also determined that the approval of each of the New Sub-Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

INVESTMENT SUB-ADVISERS (Assets under management as of June 30, 2014) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Advisors, LLC	1994	$4.6Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$4.6Tr
	Pacific Investment Management Company LLC (PIMCO)	1971	$2.0Tr
	Payden & Rygel	1983	$83.7B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$992.3B
	Pacific Investment Management Company LLC (PIMCO)	1971	$2.0Tr
	Western Asset Management Company	1971	$468.9B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$221.3B
	Schroder Investment Management North America Inc.	1804	$464.1B
Global Bond	Loomis, Sayles & Company, L.P.	1926	$221.3B
	Western Asset Management Company	1971	$468.9B
Defensive Market Strategies	American Century Investment Management, Inc.	1958	$145.0B
	AQR Capital Management, LLC	1998	$113.3B
	Parametric Portfolio Associates LLC	1992	$130.5B
	Shenkman Capital Management, Inc.	1985	$26.4B
Equity Index	Northern Trust Investments, Inc.	1889	$924.4B
Value Equity	AJO, LP	1984	$24.9B
	Barrow, Hanley, Mewhinney & Straus, LLC	1979	$97.5B
	Northern Trust Investments, Inc.	1889	$924.4B
	TCW Investment Management Company	1971	$141.6B
Growth Equity	Brown Advisory, LLC	1993	$45.2B
	Columbus Circle Investors	1975	$17.3B
	Marsico Capital Management, LLC	1997	$16.8B
	Rainier Investment Management, Inc.®	1991	$7.1B
	Sands Capital Management, LLC	1992	$44.6B
Small Cap Equity	AJO, LP	1984	$24.9B
	Columbus Circle Investors	1975	$17.3B
	RBC Global Asset Management (U.S.) Inc.	1983	$45.3B
	Snow Capital Management L.P.	1980	$3.6B
	TimesSquare Capital Management, LLC	2000	$19.3B
International Equity	AQR Capital Management, LLC	1998	$113.3B
	Baillie Gifford Overseas Limited	1983	$185.0B
	Barrow, Hanley, Mewhinney & Strauss	1979	$97.5B
	MFS Institutional Advisors, Inc.	1970	$438.5B
	Mondrian Investment Partners Ltd.	1990	$73.6B
	Philadelphia International Advisors, L.P.	1956	$2.3B
Emerging Markets Equity	AQR Capital Management, LLC	1998	$113.3B
	Genesis Asset Managers, LLP and	1989	$39.5B
	Genesis Investment Management, LLP
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$4.6Tr
Flexible Income	Shenkman Capital Management, Inc.	1985	$26.4B
Real Estate Securities	Heitman Real Estate Securities, LLC	1989	$30.8B
	RREEF America L.L.C.	1975	$48.2B
Global Natural Resources Equity	SailingStone Capital Partners LLC	2014	$8.5B
	Van Eck Associates Corporation	1955	$35.2B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$6.0Tr
Cash Overlay for Date Target, Asset Allocation, Fixed Income, Equity and Real Return Funds	Parametric Portfolio Associates LLC	1992	$130.5B

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-GS-FUNDS • www.GuideStoneFunds.com
Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	09/03/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	09/03/14

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date	09/03/14

*	Print the name and title of each signing officer under his or her signature.